John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.7%
Communication services – 16.1%
Entertainment – 5.2%
Netflix, Inc. (A)	98,376	$63,147,554
ROBLOX Corp., Class A (A)	155,544	19,614,098
Sea, Ltd., ADR (A)	66,398	19,127,272
Spotify Technology SA (A)	21,534	5,135,859
		107,024,783
Interactive media and services – 10.9%
Alphabet, Inc., Class A (A)	21,922	62,213,540
Alphabet, Inc., Class C (A)	21,905	62,408,221
Match Group, Inc. (A)	159,179	20,691,678
Meta Platforms, Inc., Class A (A)	151,916	49,290,665
Snap, Inc., Class A (A)	532,486	25,351,656
ZoomInfo Technologies, Inc., Class A (A)	92,513	5,708,052
		225,663,812
		332,688,595
Consumer discretionary – 27.6%
Automobiles – 7.6%
Tesla, Inc. (A)	138,228	158,237,885
Hotels, restaurants and leisure – 3.0%
Airbnb, Inc., Class A (A)	145,477	25,100,602
Chipotle Mexican Grill, Inc. (A)	13,366	21,965,818
Marriott International, Inc., Class A (A)	97,680	14,413,661
		61,480,081
Internet and direct marketing retail – 7.3%
Amazon.com, Inc. (A)	36,942	129,558,180
MercadoLibre, Inc. (A)	17,529	20,831,639
		150,389,819
Multiline retail – 1.3%
Target Corp.	112,127	27,341,048
Specialty retail – 2.7%
Carvana Company (A)	42,577	11,939,442
The Home Depot, Inc.	57,139	22,890,455
The TJX Companies, Inc.	305,400	21,194,760
		56,024,657
Textiles, apparel and luxury goods – 5.7%
Kering SA	31,243	24,059,921
Lululemon Athletica, Inc. (A)	57,578	26,164,019
LVMH Moet Hennessy Louis Vuitton SE	46,610	36,243,667
NIKE, Inc., Class B	187,475	31,728,269
		118,195,876
		571,669,366
Consumer staples – 3.1%
Food and staples retailing – 1.4%
Costco Wholesale Corp.	52,215	28,163,727
Personal products – 1.7%
The Estee Lauder Companies, Inc., Class A	108,550	36,046,199
		64,209,926
Financials – 1.9%
Capital markets – 1.9%
KKR & Company, Inc.	135,489	10,087,156
S&P Global, Inc.	34,810	15,863,961
The Goldman Sachs Group, Inc.	38,374	14,620,110
		40,571,227
Health care – 5.6%
Biotechnology – 0.7%
BioNTech SE, ADR (A)	41,146	14,472,694
Health care equipment and supplies – 1.2%
DexCom, Inc. (A)	26,844	15,102,166
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	30,322	$9,834,637
		24,936,803
Health care providers and services – 0.9%
UnitedHealth Group, Inc.	40,876	18,157,937
Life sciences tools and services – 1.1%
Danaher Corp.	71,894	23,123,986
Pharmaceuticals – 1.7%
Eli Lilly & Company	139,366	34,568,343
		115,259,763
Industrials – 1.5%
Road and rail – 1.5%
Uber Technologies, Inc. (A)	822,475	31,254,050
Information technology – 43.9%
IT services – 13.7%
Adyen NV (A)(B)	13,541	37,506,336
Mastercard, Inc., Class A	87,582	27,581,323
Okta, Inc. (A)	45,112	9,709,456
PayPal Holdings, Inc. (A)	111,665	20,645,742
Shopify, Inc., Class A (A)	57,145	86,962,690
Snowflake, Inc., Class A (A)	48,677	16,557,482
Square, Inc., Class A (A)	160,624	33,462,798
Twilio, Inc., Class A (A)	70,251	20,102,324
Visa, Inc., Class A	157,023	30,426,347
		282,954,498
Semiconductors and semiconductor equipment – 7.4%
NVIDIA Corp.	391,080	127,789,301
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	210,857	24,701,898
		152,491,199
Software – 17.6%
Adobe, Inc. (A)	110,834	74,242,155
Atlassian Corp. PLC, Class A (A)	99,085	37,287,667
Crowdstrike Holdings, Inc., Class A (A)	131,193	28,487,248
DocuSign, Inc. (A)	77,699	19,141,926
HubSpot, Inc. (A)	15,995	12,906,525
Microsoft Corp.	317,508	104,964,970
salesforce.com, Inc. (A)	180,151	51,335,829
The Trade Desk, Inc., Class A (A)	226,776	23,453,174
Workday, Inc., Class A (A)	48,521	13,305,914
		365,125,408
Technology hardware, storage and peripherals – 5.2%
Apple, Inc.	653,070	107,952,471
		908,523,576
TOTAL COMMON STOCKS (Cost $714,684,048)		$2,064,176,503
SHORT-TERM INVESTMENTS – 0.3%
Short-term funds – 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (C)	6,448,715	6,448,715
TOTAL SHORT-TERM INVESTMENTS (Cost $6,448,715)		$6,448,715
Total Investments (Capital Appreciation Fund) (Cost $721,132,763) – 100.0%		$2,070,625,218
Other assets and liabilities, net – 0.0%		609,047
TOTAL NET ASSETS – 100.0%		$2,071,234,265
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.

1

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	The rate shown is the annualized seven-day yield as of 11-30-21.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 72.2%
Communication services – 5.7%
Interactive media and services – 5.7%
Alphabet, Inc., Class A (A)(B)	10,063	$28,558,291
Alphabet, Inc., Class C (A)(B)	11,808	33,641,464
Meta Platforms, Inc., Class A (B)	44,448	14,421,598
		76,621,353
Consumer discretionary – 10.7%
Hotels, restaurants and leisure – 4.7%
Hilton Worldwide Holdings, Inc. (A)(B)	61,987	8,372,584
Marriott International, Inc., Class A (A)(B)	44,000	6,492,640
McDonald's Corp. (A)	14,932	3,652,367
Yum! Brands, Inc.	368,446	45,259,907
		63,777,498
Internet and direct marketing retail – 5.9%
Amazon.com, Inc. (A)(B)	22,648	79,428,121
Specialty retail – 0.1%
Ross Stores, Inc. (A)	6,400	698,176
		143,903,795
Consumer staples – 2.0%
Beverages – 1.9%
Keurig Dr. Pepper, Inc.	536,336	18,230,061
PepsiCo, Inc.	27,200	4,346,016
The Coca-Cola Company (A)	61,000	3,199,450
		25,775,527
Food products – 0.1%
Mondelez International, Inc., Class A	26,500	1,561,910
		27,337,437
Financials – 10.6%
Banks – 6.5%
Bank of America Corp. (A)	783,682	34,850,339
The PNC Financial Services Group, Inc.	263,945	51,997,165
		86,847,504
Capital markets – 1.6%
CME Group, Inc.	12,800	2,822,656
Intercontinental Exchange, Inc.	141,194	18,456,880
		21,279,536
Insurance – 2.5%
Marsh & McLennan Companies, Inc.	208,704	34,231,630
		142,358,670
Health care – 15.7%
Health care equipment and supplies – 2.3%
Becton, Dickinson and Company	102,520	24,311,593
Hologic, Inc. (B)	67,657	5,056,008
Medtronic PLC (A)	13,000	1,387,100
		30,754,701
Health care providers and services – 5.9%
Humana, Inc.	81,422	34,173,628
UnitedHealth Group, Inc.	100,750	44,755,165
		78,928,793
Life sciences tools and services – 7.5%
Danaher Corp. (A)	108,318	34,839,402
PerkinElmer, Inc.	101,571	18,502,173
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc.	74,583	$47,198,360
		100,539,935
		210,223,429
Industrials – 7.5%
Aerospace and defense – 0.4%
Lockheed Martin Corp.	9,000	2,999,880
Northrop Grumman Corp. (A)	6,900	2,406,720
		5,406,600
Commercial services and supplies – 1.6%
Aurora Innovation, Inc. (B)(C)	400,000	5,248,000
Waste Connections, Inc.	100,910	13,427,085
Waste Management, Inc. (A)	13,200	2,120,844
		20,795,929
Industrial conglomerates – 4.8%
General Electric Company	625,311	59,398,292
Roper Technologies, Inc.	10,868	5,044,382
		64,442,674
Machinery – 0.7%
Ingersoll Rand, Inc.	172,070	10,038,564
		100,683,767
Information technology – 13.6%
Communications equipment – 0.4%
Cisco Systems, Inc.	100,300	5,500,452
Electronic equipment, instruments and components – 1.0%
TE Connectivity, Ltd.	74,034	11,396,054
Teledyne Technologies, Inc. (B)	6,452	2,679,451
		14,075,505
IT services – 2.2%
Fiserv, Inc. (A)(B)	41,985	4,052,392
FleetCor Technologies, Inc. (B)	37,775	7,824,336
Global Payments, Inc. (A)	6,225	741,024
Mastercard, Inc., Class A	6,300	1,983,996
Visa, Inc., Class A (A)	74,100	14,358,357
		28,960,105
Semiconductors and semiconductor equipment – 0.3%
NXP Semiconductors NV	16,200	3,618,432
Software – 9.7%
Microsoft Corp. (A)	325,511	107,610,676
salesforce.com, Inc. (B)	78,162	22,273,044
		129,883,720
		182,038,214
Real estate – 0.2%
Equity real estate investment trusts – 0.2%
American Tower Corp.	8,631	2,265,465
Utilities – 6.2%
Electric utilities – 1.8%
American Electric Power Company, Inc.	83,458	6,764,271
Duke Energy Corp.	345	33,468
Exelon Corp.	318,865	16,813,751
Xcel Energy, Inc.	14,431	919,688
		24,531,178
Multi-utilities – 4.4%
Ameren Corp.	277,622	22,651,179
CMS Energy Corp.	220,191	12,958,240
NiSource, Inc.	109,800	2,691,198
Public Service Enterprise Group, Inc.	330,008	20,622,200
		58,922,817
		83,453,995
TOTAL COMMON STOCKS (Cost $708,776,421)		$968,886,125

2

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES – 1.1%
Financials – 0.0%
Capital markets – 0.0%
The Charles Schwab Corp., 5.950%	8,000	$202,800
Utilities – 1.1%
Electric utilities – 0.2%
Alabama Power Company, 5.000%	2,210	57,018
American Electric Power Company, Inc., 6.125%	42,588	2,066,370
SCE Trust IV (5.375% to 9-15-25, then 3 month LIBOR + 3.132%)	57,983	1,439,138
		3,562,526
Multi-utilities – 0.9%
CMS Energy Corp., 5.875%	115,846	3,102,356
CMS Energy Corp., 5.875%	157,754	4,189,946
DTE Energy Company, 5.250%	6,365	164,217
NiSource, Inc., 7.750%	26,352	2,717,155
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%)	58,128	1,564,806
		11,738,480
		15,301,006
TOTAL PREFERRED SECURITIES (Cost $14,912,967)		$15,503,806
CORPORATE BONDS - 8.8%
Communication services - 3.3%
Altice France Holding SA 10.500%, 05/15/2027 (D)	$1,665,000	1,792,073
CCO Holdings LLC
4.000%, 03/01/2023 (D)	1,110,000	1,110,744
5.000%, 02/01/2028 (D)	6,912,000	7,119,360
5.125%, 05/01/2027 (D)	6,445,000	6,633,742
Netflix, Inc.
4.375%, 11/15/2026	3,760,000	4,145,400
4.875%, 04/15/2028	4,495,000	5,084,969
4.875%, 06/15/2030 (D)	145,000	167,910
5.500%, 02/15/2022	350,000	353,080
5.875%, 02/15/2025 to 11/15/2028	8,323,000	9,810,900
6.375%, 05/15/2029	4,450,000	5,522,205
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/2026 (D)	1,245,000	1,249,158
Sirius XM Radio, Inc. 5.000%, 08/01/2027 (D)	1,560,000	1,606,332
		44,595,873
Consumer discretionary - 2.5%
Cedar Fair LP
5.250%, 07/15/2029	2,080,000	2,135,182
5.375%, 06/01/2024 to 04/15/2027	4,645,000	4,706,436
5.500%, 05/01/2025 (D)	1,190,000	1,229,008
6.500%, 10/01/2028	2,070,000	2,189,025
Clarios Global LP
6.250%, 05/15/2026 (D)	689,000	716,016
6.750%, 05/15/2025 (D)	539,000	562,581
8.500%, 05/15/2027 (D)	410,000	431,525
Hilton Domestic Operating Company, Inc. 5.375%, 05/01/2025 (D)	100,000	103,426
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (D)	4,560,000	4,685,400
Life Time, Inc. 5.750%, 01/15/2026 (D)	1,270,000	1,285,875
Marriott International, Inc. 3.125%, 06/15/2026	415,000	436,005
Six Flags Entertainment Corp.
4.875%, 07/31/2024 (D)	4,878,000	4,914,292
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Six Flags Entertainment Corp. (continued)
5.500%, 04/15/2027 (D)	$3,022,000	$3,074,885
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (D)	2,123,000	2,233,906
Yum! Brands, Inc.
3.875%, 11/01/2023	990,000	1,027,125
4.750%, 01/15/2030 (D)	420,000	442,835
5.350%, 11/01/2043	1,834,000	1,994,172
6.875%, 11/15/2037	925,000	1,156,250
7.750%, 04/01/2025 (D)	380,000	400,543
		33,724,487
Financials - 1.2%
Acrisure LLC 7.000%, 11/15/2025 (D)	2,600,000	2,577,250
Alliant Holdings Intermediate LLC
4.250%, 10/15/2027 (D)	225,000	219,323
5.875%, 11/01/2029 (D)	225,000	219,186
6.750%, 10/15/2027 (D)	275,000	277,857
AmWINS Group, Inc. 4.875%, 06/30/2029 (D)	240,000	236,155
HUB International, Ltd.
5.625%, 12/01/2029 (D)	445,000	444,057
7.000%, 05/01/2026 (D)	7,621,000	7,782,946
State Street Corp. (3 month LIBOR + 3.597%) 3.713%, 03/15/2022 (E)(F)	517,000	519,535
The Bank of New York Mellon Corp. (3 month LIBOR + 3.420%) 3.542%, 12/20/2021 (E)(F)	1,450,000	1,452,175
USI, Inc. 6.875%, 05/01/2025 (D)	3,045,000	3,052,613
		16,781,097
Health care - 0.4%
Avantor Funding, Inc. 4.625%, 07/15/2028 (D)	1,170,000	1,208,259
Hadrian Merger Sub, Inc. 8.500%, 05/01/2026 (D)	1,245,000	1,274,569
Surgery Center Holdings, Inc. 10.000%, 04/15/2027 (D)	1,040,000	1,107,600
Teleflex, Inc. 4.625%, 11/15/2027	707,000	727,326
Tenet Healthcare Corp. 4.625%, 09/01/2024 (D)	450,000	458,177
		4,775,931
Industrials - 1.1%
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	2,380,000	2,494,999
4.750%, 10/20/2028 (D)	925,000	1,013,554
General Electric Company (3 month LIBOR + 3.330%) 3.446%, 03/15/2022 (E)(F)	3,841,000	3,758,034
Korn Ferry 4.625%, 12/15/2027 (D)	480,000	493,800
Lennox International, Inc. 3.000%, 11/15/2023	510,000	528,567
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (D)	1,425,000	1,521,188
Sensata Technologies BV
4.875%, 10/15/2023 (D)	507,000	534,133
5.000%, 10/01/2025 (D)	700,000	757,624
5.625%, 11/01/2024 (D)	415,000	452,350
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (D)	275,000	279,656

3

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2012-1 Class A Pass Through Trust 4.150%, 04/11/2024	$773,582	$805,812
US Airways 2010-1 Class A Pass Through Trust 6.250%, 04/22/2023	32,213	32,995
US Airways 2012-2 Class A Pass Through Trust 4.625%, 06/03/2025	144,044	143,685
US Airways 2013-1 Class A Pass Through Trust 3.950%, 11/15/2025	331,247	334,552
Welbilt, Inc. 9.500%, 02/15/2024	1,692,000	1,730,070
		14,881,019
Information technology - 0.1%
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (D)	695,000	683,206
4.875%, 07/01/2029 (D)	220,000	215,435
		898,641
Real estate - 0.1%
SBA Communications Corp. 3.875%, 02/15/2027	720,000	736,976
Utilities - 0.1%
NiSource, Inc. (5.650% to 6-15-23, then 5 Year CMT + 2.843%) 06/15/2023 (E)	1,525,000	1,566,938
TOTAL CORPORATE BONDS (Cost $110,782,782)		$117,960,962
TERM LOANS (G) – 12.5%
Communication services – 0.5%
Delta 2 Lux Sarl, 2018 USD Term Loan (1 month LIBOR + 2.500%) 3.500%, 02/01/2024	5,635,000	5,594,146
Eagle Broadband Investments LLC, Term Loan (3 month LIBOR + 3.000%) 3.750%, 11/12/2027	476,400	474,318
		6,068,464
Consumer discretionary – 0.6%
Cedar Fair LP, 2017 Term Loan B (1 month LIBOR + 1.750%) 1.840%, 04/13/2024	65,000	63,944
Four Seasons Hotels, Ltd., New 1st Lien Term Loan (1 month LIBOR + 2.000%) 2.000%, 11/30/2023	977,125	969,191
IRB Holding Corp., 2020 4th Amendment Incremental Term Loan (3 month LIBOR + 3.250%) 4.250%, 12/15/2027	2,241,475	2,230,671
IRB Holding Corp., 2020 Term Loan B (3 and 6 month LIBOR + 2.750%) 3.750%, 02/05/2025	2,144,773	2,128,301
Life Time, Inc., 2021 Term Loan B (3 month LIBOR + 4.750%) 5.750%, 12/16/2024	655,052	659,500
SeaWorld Parks & Entertainment, Inc., 2021 Term Loan B (1 month LIBOR + 3.000%) 3.500%, 08/25/2028	1,358,392	1,349,902
Woof Holdings, Inc., 1st Lien Term Loan (3 month LIBOR + 3.750%) 4.500%, 12/21/2027	611,925	608,865
		8,010,374
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Consumer staples – 0.3%
Sunshine Luxembourg VII Sarl, 2021 Term Loan B3 (3 month LIBOR + 3.750%) 4.500%, 10/01/2026	$3,853,705	$3,836,595
Financials – 4.3%
Acrisure LLC, 2021 Incremental Term Loan B (3 month LIBOR + 3.750%) 4.250%, 02/15/2027	710,000	703,347
Alliant Holdings Intermediate LLC, 2018 Term Loan B (1 month LIBOR + 3.250%) 3.340%, 05/09/2025	3,035,839	2,990,302
Alliant Holdings Intermediate LLC, 2021 Term Loan B4 (3 month LIBOR + 3.500%) 4.000%, 11/06/2027	4,265,000	4,239,111
Alliant Holdings Intermediate LLC, Term Loan B (1 month LIBOR + 3.250%) 3.340%, 05/09/2025	1,653,694	1,629,402
Howden Group Holdings, Ltd., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 11/12/2027	4,005,000	3,967,473
HUB International, Ltd., 2018 Term Loan B (3 month LIBOR + 2.750%) 2.875%, 04/25/2025	19,569,388	19,186,806
HUB International, Ltd., 2021 Term Loan B (3 month LIBOR + 3.250%) 4.000%, 04/25/2025	12,007,531	11,946,533
Ryan Specialty Group LLC, Term Loan (1 month LIBOR + 3.000%) 3.750%, 09/01/2027	1,020,745	1,016,070
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%) 3.132%, 05/16/2024	6,639,527	6,569,546
USI, Inc., 2019 Incremental Term Loan B (3 month LIBOR + 3.250%) 3.382%, 12/02/2026	5,089,787	5,042,096
		57,290,686
Health care – 1.9%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month LIBOR + 3.500%) 4.000%, 12/23/2027	3,020,000	3,001,125
ADMI Corp., 2021 Term Loan B2 (1 month LIBOR + 3.375%) 3.875%, 12/23/2027	1,880,550	1,850,386
Avantor Funding, Inc., 2021 Term Loan B4 (1 month LIBOR + 2.000%) 2.500%, 11/21/2024	249,375	248,285
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 3.882%, 02/18/2027	255,000	251,621
Eyecare Partners LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.750%) 4.250%, 11/15/2028	56,000	55,720
Heartland Dental LLC, 2018 1st Lien Term Loan (1 month LIBOR + 3.500%) 3.590%, 04/30/2025	5,837,883	5,738,989
Heartland Dental LLC, 2021 Incremental Term Loan (1 month LIBOR + 4.000%) 4.089%, 04/30/2025	473,813	468,629
Loire Finco Luxembourg Sarl, Term Loan (1 month LIBOR + 3.250%) 3.340%, 04/21/2027	3,052,697	2,991,643
Mozart Borrower LP, USD Term Loan B (1 month LIBOR + 3.250%) 3.750%, 10/23/2028	7,350,000	7,322,217

4

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Health care (continued)
Pacific Dental Services, Inc., 2021 Term Loan (1 month LIBOR + 3.250%) 4.000%, 05/05/2028		$498,750	$497,089
Pathway Vet Alliance LLC, 2021 Term Loan (1 month LIBOR + 3.750%) 3.840%, 03/31/2027		240,000	238,330
PetVet Care Centers LLC, 2018 1st Lien Term Loan (1 month LIBOR + 2.750%) 2.840%, 02/14/2025		355,853	350,323
PetVet Care Centers LLC, 2018 Incremental Term Loan (1 month LIBOR + 3.250%) 3.337%, 02/14/2025		1,100,949	1,089,939
PetVet Care Centers LLC, 2021 Term Loan B3 (1 month LIBOR + 3.500%) 4.250%, 02/14/2025		2,028,272	2,022,573
			26,126,869
Industrials – 1.8%
Camelot US Acquisition LLC, 2020 Incremental Term Loan B (1 month LIBOR + 3.000%) 4.000%, 10/30/2026		3,349,688	3,344,094
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%) 4.000%, 06/02/2028		3,420,000	3,377,250
Filtration Group Corp., 2018 1st Lien Term Loan (1 month LIBOR + 3.000%) 3.090%, 03/29/2025		969,222	956,022
Filtration Group Corp., 2018 EUR Term Loan (3 month EURIBOR + 3.500%) 3.500%, 03/29/2025	EUR	1,748,569	1,971,909
Filtration Group Corp., 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 10/21/2028		$435,000	432,390
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027		6,225,000	6,485,703
SkyMiles IP, Ltd., 2020 SkyMiles Term Loan B (3 month LIBOR + 3.750%) 4.750%, 10/20/2027		2,795,000	2,934,163
TK Elevator U.S. Newco, Inc., Term Loan B (6 month LIBOR + 3.500%) 4.000%, 07/30/2027		4,128,313	4,112,172
Trans Union LLC, 2021 2nd Lien Term Loan TBD 11/16/2029 (H)		70,000	69,825
Welbilt, Inc., 2018 Term Loan B (1 month LIBOR + 2.500%) 2.590%, 10/23/2025		600,000	596,064
			24,279,592
Information technology – 3.1%
Applied Systems, Inc., 2017 1st Lien Term Loan (Prime rate + 2.250% and 3 month LIBOR + 3.250%) 3.774%, 09/19/2024		3,318,826	3,306,911
Applied Systems, Inc., 2021 2nd Lien Term Loan (3 month LIBOR + 5.500%) 6.250%, 09/19/2025		366,814	369,411
Ascend Learning LLC, 2017 Term Loan B (1 month LIBOR + 3.000%) 4.000%, 07/12/2024		243,554	241,423
Ascend Learning LLC, 2021 2nd Lien Term Loan TBD 11/16/2029 (H)		720,000	721,202
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G)(continued)
Information technology (continued)
Ascend Learning LLC, 2021 Term Loan TBD 11/18/2028 (H)	$5,060,000	$5,026,806
Azalea TopCo, Inc., 2021 Term Loan B (1 and 3 month LIBOR + 3.750%) 4.500%, 07/24/2026	726,604	724,337
Azalea TopCo, Inc., Term Loan (1 and 3 month LIBOR + 3.500%) 3.629%, 07/24/2026	4,919,304	4,863,962
Celestial Saturn Parent, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.000%, 06/04/2029	230,000	230,575
Project Boost Purchaser LLC, 2021 Incremental Term Loan (1 month LIBOR + 3.500%) 4.000%, 05/30/2026	448,875	446,352
RealPage, Inc., 1st Lien Term Loan (1 month LIBOR + 3.250%) 3.750%, 04/24/2028	4,325,000	4,280,669
RealPage, Inc., 2nd Lien Term Loan (1 month LIBOR + 6.500%) 7.250%, 04/23/2029	225,000	228,562
Solera LLC, USD Term Loan B (6 month LIBOR + 4.000%) 4.500%, 06/02/2028	475,000	472,882
Sophia LP, 2021 Term Loan B (3 month LIBOR + 3.500%) 4.500%, 10/07/2027	850,000	847,875
UKG, Inc., 2020 2nd Lien Incremental Term Loan (3 month LIBOR + 6.750%) 7.500%, 05/03/2027	600,000	604,500
UKG, Inc., 2021 2nd Lien Term Loan TBD 05/03/2027 (H)	740,000	742,079
UKG, Inc., 2021 Incremental Term Loan (3 month LIBOR + 3.250%) 4.000%, 05/04/2026	14,730,106	14,642,609
UKG, Inc., 2021 Term Loan TBD 05/04/2026 (H)	3,240,000	3,220,754
UKG, Inc., Term Loan B (1 month LIBOR + 3.750%) 3.840%, 05/04/2026	681,100	677,272
		41,648,181
Materials – 0.0%
HB Fuller Company, 2017 Term Loan B (1 month LIBOR + 2.000%) 2.091%, 10/20/2024	261,296	260,546
TOTAL TERM LOANS (Cost $167,682,168)		$167,521,307
SHORT-TERM INVESTMENTS – 8.9%
Short-term funds – 8.9%
John Hancock Collateral Trust, 0.0000% (I)(J)	521,572	5,218,375
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (I)	9,795,033	9,795,033
T. Rowe Price Government Reserve Fund, 0.0536% (I)	104,804,474	104,804,474
TOTAL SHORT-TERM INVESTMENTS (Cost $119,817,941)		$119,817,882
Total Investments (Capital Appreciation Value Fund) (Cost $1,121,972,279) – 103.5%		$1,389,690,082
Other assets and liabilities, net – (3.5%)		(47,536,235)
TOTAL NET ASSETS – 100.0%		$1,342,153,847
Currency Abbreviations
EUR	Euro

5

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $5,049,000.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
Capital Appreciation Value Fund (continued)
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(I)	The rate shown is the annualized seven-day yield as of 11-30-21.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	3	300	$51,390	$(268,203)
GSI	Alphabet, Inc., Class A	USD	2,000.00	Sep 2022	2	200	44,224	(178,802)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	3	300	42,218	(242,314)
GSI	Alphabet, Inc., Class A	USD	2,100.00	Sep 2022	2	200	37,453	(161,542)
SFG	Alphabet, Inc., Class A	USD	2,450.00	Sep 2022	1	100	26,747	(53,501)
SFG	Alphabet, Inc., Class A	USD	2,500.00	Sep 2022	2	200	49,294	(100,106)
SFG	Alphabet, Inc., Class A	USD	2,550.00	Sep 2022	1	100	22,722	(46,731)
SFG	Alphabet, Inc., Class A	USD	2,600.00	Sep 2022	1	100	20,922	(43,539)
GSI	Alphabet, Inc., Class A	USD	3,200.00	Jan 2023	3	300	54,291	(65,914)
GSI	Alphabet, Inc., Class A	USD	3,300.00	Jan 2023	2	200	30,994	(38,015)
GSI	Alphabet, Inc., Class A	USD	3,400.00	Jan 2023	2	200	26,094	(32,860)
GSI	Alphabet, Inc., Class A	USD	3,500.00	Jan 2023	2	200	22,194	(28,401)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	2	200	30,815	(177,495)
GSI	Alphabet, Inc., Class C	USD	2,000.00	Jun 2022	3	300	61,060	(266,242)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	2	200	25,013	(159,328)
GSI	Alphabet, Inc., Class C	USD	2,100.00	Jun 2022	3	300	49,903	(238,993)
SFG	Alphabet, Inc., Class C	USD	2,550.00	Jun 2022	2	200	44,192	(86,281)
SFG	Alphabet, Inc., Class C	USD	2,600.00	Jun 2022	2	200	40,386	(79,420)
SFG	Alphabet, Inc., Class C	USD	2,650.00	Jun 2022	2	200	36,780	(72,875)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	2	200	66,229	(10,743)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	124,580	(16,115)
CSFB	Amazon.com, Inc.	USD	3,800.00	Jan 2022	3	300	103,625	(16,115)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	60,555	(7,281)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	2	200	76,676	(7,281)
CSFB	Amazon.com, Inc.	USD	3,900.00	Jan 2022	3	300	95,700	(10,921)
RBC	Amazon.com, Inc.	USD	3,900.00	Jan 2022	3	300	71,991	(10,921)
CITI	Amazon.com, Inc.	USD	4,000.00	Jan 2022	5	500	136,635	(12,448)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	55,372	(4,979)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	2	200	71,412	(4,979)
CSFB	Amazon.com, Inc.	USD	4,000.00	Jan 2022	3	300	88,463	(7,469)
RBC	Amazon.com, Inc.	USD	4,000.00	Jan 2022	3	300	65,391	(7,469)
CITI	Amazon.com, Inc.	USD	4,100.00	Jan 2022	4	400	100,668	(6,960)
RBC	Amazon.com, Inc.	USD	4,100.00	Jan 2022	3	300	59,091	(5,220)
CITI	Amazon.com, Inc.	USD	4,200.00	Jan 2022	4	400	92,508	(5,001)
RBC	Amazon.com, Inc.	USD	4,200.00	Jan 2022	3	300	53,481	(3,751)
CITI	Amazon.com, Inc.	USD	4,300.00	Jan 2022	5	500	106,535	(4,619)
RBC	Amazon.com, Inc.	USD	4,300.00	Jan 2022	2	200	32,794	(1,847)
GSI	Amazon.com, Inc.	USD	4,000.00	Jan 2023	1	100	34,022	(30,087)
GSI	Amazon.com, Inc.	USD	4,100.00	Jan 2023	1	100	30,544	(27,167)
GSI	Amazon.com, Inc.	USD	4,200.00	Jan 2023	1	100	27,523	(24,507)
GSI	Amazon.com, Inc.	USD	4,300.00	Jan 2023	2	200	49,603	(44,178)
GSI	Amazon.com, Inc.	USD	4,400.00	Jan 2023	2	200	44,460	(39,794)
CITI	Amazon.com, Inc.	USD	4,500.00	Jan 2023	2	200	57,156	(35,838)
GSI	Amazon.com, Inc.	USD	4,500.00	Jan 2023	2	200	39,918	(35,838)
CITI	Amazon.com, Inc.	USD	4,600.00	Jan 2023	2	200	52,293	(32,279)
CITI	Amazon.com, Inc.	USD	4,700.00	Jan 2023	2	200	47,862	(29,085)
6

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Amazon.com, Inc.	USD	4,800.00	Jan 2023	2	200	$43,788	$(26,220)
CITI	Amazon.com, Inc.	USD	4,900.00	Jan 2023	1	100	20,032	(11,827)
CITI	Amazon.com, Inc.	USD	5,000.00	Jan 2023	1	100	18,330	(10,679)
CITI	Amazon.com, Inc.	USD	5,100.00	Jan 2023	1	100	16,783	(9,652)
CITI	Ameren Corp.	USD	90.00	Dec 2021	73	7,300	13,072	(1)
CITI	Ameren Corp.	USD	95.00	Dec 2021	73	7,300	5,707	—
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	215	21,500	78,266	(4,046)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	37	3,700	13,274	(696)
JPM	American Electric Power Company, Inc.	USD	90.00	Jan 2022	23	2,300	7,946	(433)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	216	21,600	47,632	(644)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	73	7,300	16,507	(218)
JPM	American Electric Power Company, Inc.	USD	95.00	Jan 2022	47	4,700	9,837	(140)
JPM	American Electric Power Company, Inc.	USD	97.50	Jan 2022	105	10,500	10,256	(130)
JPM	American Electric Power Company, Inc.	USD	100.00	Jan 2022	105	10,500	6,345	(58)
CITI	American Tower Corp.	USD	210.00	Jan 2022	22	2,200	54,934	(116,646)
CITI	American Tower Corp.	USD	220.00	Jan 2022	22	2,200	43,934	(95,434)
CITI	American Tower Corp.	USD	230.00	Jan 2022	21	2,100	33,117	(71,513)
CITI	American Tower Corp.	USD	230.00	Jan 2022	7	700	16,242	(23,838)
CITI	American Tower Corp.	USD	240.00	Jan 2022	7	700	13,339	(17,711)
CITI	American Tower Corp.	USD	250.00	Jan 2022	7	700	10,645	(12,264)
CSFB	Bank of America Corp.	USD	30.00	Jan 2022	858	85,800	180,180	(1,242,014)
SFG	Bank of America Corp.	USD	30.00	Jan 2022	1,419	141,900	364,681	(2,054,099)
CSFB	Bank of America Corp.	USD	32.00	Jan 2022	435	43,500	106,662	(543,354)
CSFB	Bank of America Corp.	USD	35.00	Jan 2022	869	86,900	136,085	(830,629)
RBC	Bank of America Corp.	USD	37.00	Jan 2022	645	64,500	179,742	(494,632)
CSFB	Bank of America Corp.	USD	40.00	Jan 2022	188	18,800	64,223	(94,623)
CSFB	Bank of America Corp.	USD	45.00	Jan 2023	1,208	120,800	388,976	(590,035)
JPM	Bank of America Corp.	USD	45.00	Jan 2023	682	68,200	283,044	(333,116)
CSFB	Bank of America Corp.	USD	50.00	Jan 2023	1,093	109,300	277,884	(326,315)
JPM	Bank of America Corp.	USD	50.00	Jan 2023	333	33,300	117,216	(99,417)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	161	16,100	75,187	(160,513)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	86	8,600	39,302	(85,740)
JPM	Cisco Systems, Inc.	USD	45.00	Jan 2022	87	8,700	37,149	(86,737)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	161	16,100	57,477	(122,038)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	86	8,600	29,842	(65,188)
JPM	Cisco Systems, Inc.	USD	47.50	Jan 2022	87	8,700	28,449	(65,946)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	162	16,200	43,254	(86,175)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	86	8,600	22,532	(45,747)
JPM	Cisco Systems, Inc.	USD	50.00	Jan 2022	87	8,700	21,054	(46,279)
JPM	CME Group, Inc.	USD	220.00	Jan 2022	64	6,400	70,296	(47,598)
JPM	CME Group, Inc.	USD	230.00	Jan 2022	64	6,400	54,282	(21,662)
CSFB	Danaher Corp.	USD	250.00	Jan 2022	135	13,500	257,445	(986,826)
CSFB	Danaher Corp.	USD	270.00	Jan 2022	14	1,400	22,698	(75,946)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	14	1,400	18,481	(63,219)
CSFB	Danaher Corp.	USD	280.00	Jan 2022	21	2,100	26,450	(94,828)
CSFB	Danaher Corp.	USD	290.00	Jan 2022	21	2,100	19,973	(76,612)
JPM	Danaher Corp.	USD	300.00	Jan 2022	62	6,200	61,393	(176,440)
JPM	Danaher Corp.	USD	300.00	Jan 2022	65	6,500	74,203	(184,977)
CITI	Exelon Corp.	USD	50.00	Jan 2022	105	10,500	8,192	(39,083)
GSI	Fiserv, Inc.	USD	130.00	Jan 2022	42	4,200	21,432	(1,060)
GSI	Fiserv, Inc.	USD	135.00	Jan 2022	42	4,200	15,729	(971)
JPM	FleetCor Technologies, Inc.	USD	300.00	Jan 2022	16	1,600	31,952	(23)
JPM	FleetCor Technologies, Inc.	USD	310.00	Jan 2022	11	1,100	17,567	(7)
JPM	General Electric Company	USD	96.00	Jan 2022	67	6,700	82,321	(28,273)
JPM	General Electric Company	USD	96.00	Jan 2022	67	6,700	87,544	(28,273)
JPM	General Electric Company	USD	120.00	Jan 2022	67	6,700	44,834	(1,132)
JPM	General Electric Company	USD	120.00	Jan 2022	67	6,700	45,292	(1,132)
SFG	General Electric Company	USD	120.00	Jan 2022	269	26,900	234,350	(4,546)
GSI	Global Payments, Inc.	USD	230.00	Jan 2022	32	3,200	19,556	(40)
GSI	Global Payments, Inc.	USD	240.00	Jan 2022	32	3,200	15,803	(22)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	27	2,700	27,749	(37,262)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	13	1,300	12,761	(17,941)
CITI	Hilton Worldwide Holdings, Inc.	USD	125.00	Jan 2022	16	1,600	16,049	(22,081)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	27	2,700	23,346	(27,940)
7

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	13	1,300	$10,686	$(13,452)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	16	1,600	13,428	(16,557)
CITI	Hilton Worldwide Holdings, Inc.	USD	130.00	Jan 2022	44	4,400	65,167	(45,532)
CITI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	44	4,400	57,627	(32,655)
GSI	Hilton Worldwide Holdings, Inc.	USD	135.00	Jan 2022	129	12,900	180,975	(95,737)
GSI	Hilton Worldwide Holdings, Inc.	USD	140.00	Jan 2022	129	12,900	155,872	(65,843)
JPM	Intercontinental Exchange, Inc.	USD	125.00	Jan 2022	53	5,300	16,822	(42,090)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	54	5,400	32,895	(24,987)
JPM	Intercontinental Exchange, Inc.	USD	130.00	Jan 2022	53	5,300	10,625	(24,524)
JPM	Intercontinental Exchange, Inc.	USD	135.00	Jan 2022	54	5,400	24,616	(12,333)
SFG	Keurig Dr. Pepper, Inc.	USD	32.00	Dec 2021	328	32,800	71,504	(68,472)
JPM	Lockheed Martin Corp.	USD	340.00	Jan 2022	30	3,000	94,110	(22,652)
JPM	Lockheed Martin Corp.	USD	360.00	Jan 2022	30	3,000	68,610	(6,137)
JPM	Lockheed Martin Corp.	USD	375.00	Jan 2022	30	3,000	53,310	(2,118)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	50	5,000	61,467	(48,110)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	6	600	7,128	(5,773)
CSFB	Marriott International, Inc., Class A	USD	145.00	Jan 2022	30	3,000	38,225	(28,866)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	50	5,000	53,935	(35,328)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	6	600	6,290	(4,239)
CSFB	Marriott International, Inc., Class A	USD	150.00	Jan 2022	30	3,000	33,586	(21,197)
CSFB	Marriott International, Inc., Class A	USD	155.00	Jan 2022	42	4,200	47,675	(21,164)
CSFB	Marriott International, Inc., Class A	USD	160.00	Jan 2022	42	4,200	40,158	(14,714)
CSFB	Marriott International, Inc., Class A	USD	165.00	Jan 2022	33	3,300	55,888	(7,882)
CSFB	Marriott International, Inc., Class A	USD	170.00	Jan 2022	33	3,300	50,521	(5,308)
RBC	McDonald's Corp.	USD	220.00	Jan 2022	21	2,100	29,127	(56,765)
CITI	McDonald's Corp.	USD	230.00	Jan 2022	27	2,700	28,539	(49,916)
RBC	McDonald's Corp.	USD	230.00	Jan 2022	21	2,100	21,462	(38,823)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	17	1,700	23,409	(24,937)
GSI	McDonald's Corp.	USD	260.00	Jan 2023	22	2,200	28,502	(32,271)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	17	1,700	17,289	(19,019)
GSI	McDonald's Corp.	USD	270.00	Jan 2023	22	2,200	21,757	(24,613)
CSFB	Medtronic PLC	USD	115.00	Jan 2022	43	4,300	52,116	(4,096)
CSFB	Medtronic PLC	USD	125.00	Jan 2022	43	4,300	32,121	(523)
CSFB	Medtronic PLC	USD	130.00	Jan 2022	44	4,400	24,508	(158)
JPM	Meta Platforms, Inc., Class A	USD	340.00	Jan 2022	39	3,900	100,507	(41,272)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Jan 2022	39	3,900	94,196	(34,838)
JPM	Meta Platforms, Inc., Class A	USD	380.00	Jan 2022	3	300	5,817	(802)
JPM	Meta Platforms, Inc., Class A	USD	400.00	Jan 2022	130	13,000	279,851	(18,214)
JPM	Meta Platforms, Inc., Class A	USD	400.00	Jan 2022	102	10,200	126,923	(14,291)
JPM	Meta Platforms, Inc., Class A	USD	345.00	Sep 2022	21	2,100	81,770	(71,390)
JPM	Meta Platforms, Inc., Class A	USD	360.00	Sep 2022	21	2,100	70,363	(60,083)
SFG	Microsoft Corp.	USD	250.00	Jan 2022	71	7,100	92,797	(582,471)
SFG	Microsoft Corp.	USD	255.00	Jan 2022	71	7,100	83,567	(547,778)
SFG	Microsoft Corp.	USD	260.00	Jan 2022	71	7,100	75,047	(513,173)
SFG	Microsoft Corp.	USD	265.00	Jan 2022	55	5,500	81,510	(370,839)
BOA	Microsoft Corp.	USD	270.00	Jan 2022	32	3,200	42,970	(200,338)
SFG	Microsoft Corp.	USD	270.00	Jan 2022	55	5,500	72,985	(344,331)
BOA	Microsoft Corp.	USD	275.00	Jan 2022	32	3,200	37,563	(185,071)
SFG	Microsoft Corp.	USD	275.00	Jan 2022	56	5,600	68,152	(323,875)
BOA	Microsoft Corp.	USD	280.00	Jan 2022	32	3,200	32,647	(170,022)
CITI	Microsoft Corp.	USD	280.00	Jan 2022	221	22,100	453,492	(1,174,217)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	93	9,300	169,911	(531,627)
SFG	Microsoft Corp.	USD	300.00	Jan 2023	93	9,300	175,026	(531,627)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	56,883	(145,096)
SFG	Microsoft Corp.	USD	320.00	Jan 2023	32	3,200	61,099	(145,096)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	30,850	(84,155)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	21	2,100	31,030	(84,155)
CITI	Microsoft Corp.	USD	330.00	Jan 2023	17	1,700	30,220	(68,126)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	48,405	(128,236)
SFG	Microsoft Corp.	USD	330.00	Jan 2023	32	3,200	51,807	(128,236)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,073	(74,014)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	21	2,100	26,180	(74,014)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	17	1,700	25,631	(59,916)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	43	4,300	87,102	(151,553)
8

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Microsoft Corp.	USD	340.00	Jan 2023	19	1,900	$38,578	$(66,965)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	41,247	(112,784)
SFG	Microsoft Corp.	USD	340.00	Jan 2023	32	3,200	43,795	(112,784)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	21,927	(64,807)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	21	2,100	22,163	(64,807)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	17	1,700	21,637	(52,463)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	43	4,300	74,101	(132,700)
CITI	Microsoft Corp.	USD	350.00	Jan 2023	19	1,900	33,056	(58,635)
JPM	Microsoft Corp.	USD	350.00	Jan 2023	62	6,200	94,674	(191,334)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	34,689	(98,753)
SFG	Microsoft Corp.	USD	350.00	Jan 2023	32	3,200	37,065	(98,753)
JPM	Microsoft Corp.	USD	355.00	Jan 2023	62	6,200	85,994	(178,757)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	43	4,300	62,793	(115,712)
CITI	Microsoft Corp.	USD	360.00	Jan 2023	19	1,900	28,142	(51,128)
JPM	Microsoft Corp.	USD	360.00	Jan 2023	62	6,200	77,934	(166,840)
CITI	Microsoft Corp.	USD	365.00	Jan 2023	42	4,200	55,884	(105,387)
CITI	Mondelez International, Inc., Class A	USD	57.50	Jan 2022	89	8,900	42,008	(23,057)
CITI	Mondelez International, Inc., Class A	USD	60.00	Jan 2022	88	8,800	30,976	(10,669)
CITI	Mondelez International, Inc., Class A	USD	62.50	Jan 2022	88	8,800	17,336	(3,963)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	16	1,600	32,912	(59,721)
CSFB	Northrop Grumman Corp.	USD	315.00	Jan 2022	19	1,900	41,173	(70,919)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	16	1,600	28,112	(46,079)
CSFB	Northrop Grumman Corp.	USD	325.00	Jan 2022	18	1,800	32,706	(51,839)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	27	2,700	47,606	(85,398)
JPM	NXP Semiconductors NV	USD	195.00	Jan 2022	27	2,700	52,314	(85,398)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	27	2,700	44,441	(74,590)
JPM	NXP Semiconductors NV	USD	200.00	Jan 2022	27	2,700	47,232	(74,590)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	27	2,700	37,817	(54,990)
JPM	NXP Semiconductors NV	USD	210.00	Jan 2022	27	2,700	40,310	(54,990)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	43	4,300	48,891	(85,650)
SFG	PepsiCo, Inc.	USD	140.00	Jan 2022	48	4,800	52,176	(95,609)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	43	4,300	39,216	(65,338)
SFG	PepsiCo, Inc.	USD	145.00	Jan 2022	48	4,800	41,136	(72,936)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	43	4,300	23,306	(30,493)
SFG	PepsiCo, Inc.	USD	155.00	Jan 2022	47	4,700	23,594	(33,330)
CSFB	Ross Stores, Inc.	USD	130.00	Jan 2022	22	2,200	22,524	(997)
BOA	Ross Stores, Inc.	USD	135.00	Jan 2022	10	1,000	10,440	(247)
CSFB	Ross Stores, Inc.	USD	135.00	Jan 2022	22	2,200	20,530	(543)
BOA	Ross Stores, Inc.	USD	140.00	Jan 2022	10	1,000	8,654	(131)
JPM	Teledyne Technologies, Inc.	USD	470.00	Dec 2021	11	1,100	22,338	(168)
JPM	Teledyne Technologies, Inc.	USD	480.00	Dec 2021	11	1,100	18,834	(58)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	129	12,900	38,767	(19,541)
CSFB	The Coca-Cola Company	USD	52.50	Jan 2022	176	17,600	39,072	(26,661)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	129	12,900	27,591	(6,588)
CSFB	The Coca-Cola Company	USD	55.00	Jan 2022	176	17,600	27,632	(8,988)
CITI	The PNC Financial Services Group, Inc.	USD	175.00	Jan 2022	43	4,300	51,300	(105,466)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	43	4,300	43,851	(87,200)
CITI	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2022	46	4,600	60,551	(93,283)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	43	4,300	37,477	(70,126)
CITI	The PNC Financial Services Group, Inc.	USD	185.00	Jan 2022	46	4,600	52,304	(75,018)
CITI	The PNC Financial Services Group, Inc.	USD	190.00	Jan 2022	46	4,600	44,989	(58,380)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	34	3,400	45,293	(42,472)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	24	2,400	31,200	(29,981)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	7	700	9,034	(8,744)
CITI	The PNC Financial Services Group, Inc.	USD	220.00	Jan 2023	21	2,100	27,234	(26,233)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	34	3,400	35,857	(32,485)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	24	2,400	24,679	(22,931)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	7	700	7,140	(6,688)
CITI	The PNC Financial Services Group, Inc.	USD	230.00	Jan 2023	21	2,100	21,437	(20,065)
CITI	Thermo Fisher Scientific, Inc.	USD	560.00	Jan 2022	21	2,100	41,026	(168,179)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	9	900	24,367	(57,215)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	17	1,700	48,213	(108,074)
CITI	Thermo Fisher Scientific, Inc.	USD	580.00	Jan 2022	21	2,100	29,597	(133,503)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	9	900	20,136	(43,690)
9

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
CITI	Thermo Fisher Scientific, Inc.	USD	600.00	Jan 2022	17	1,700	$39,900	$(82,525)
CITI	UnitedHealth Group, Inc.	USD	400.00	Jan 2022	21	2,100	50,565	(103,747)
CITI	UnitedHealth Group, Inc.	USD	410.00	Jan 2022	21	2,100	41,722	(86,659)
CITI	UnitedHealth Group, Inc.	USD	420.00	Jan 2022	21	2,100	38,214	(70,711)
CITI	UnitedHealth Group, Inc.	USD	460.00	Jan 2022	11	1,100	17,559	(12,021)
CITI	UnitedHealth Group, Inc.	USD	470.00	Jan 2022	11	1,100	14,363	(8,298)
JPM	Visa, Inc., Class A	USD	220.00	Jan 2022	63	6,300	88,326	(9,818)
CSFB	Visa, Inc., Class A	USD	225.00	Jan 2022	74	7,400	98,800	(7,733)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	27,416	(2,404)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	23	2,300	30,981	(2,404)
GSI	Visa, Inc., Class A	USD	225.00	Jan 2022	47	4,700	61,230	(4,912)
JPM	Visa, Inc., Class A	USD	225.00	Jan 2022	63	6,300	77,616	(6,584)
CSFB	Visa, Inc., Class A	USD	230.00	Jan 2022	74	7,400	87,382	(5,122)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	23,506	(1,592)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	23	2,300	26,956	(1,592)
GSI	Visa, Inc., Class A	USD	230.00	Jan 2022	47	4,700	54,779	(3,253)
JPM	Visa, Inc., Class A	USD	230.00	Jan 2022	63	6,300	67,851	(4,361)
CSFB	Visa, Inc., Class A	USD	235.00	Jan 2022	74	7,400	75,366	(3,363)
CSFB	Visa, Inc., Class A	USD	240.00	Jan 2022	44	4,400	55,185	(1,304)
CSFB	Visa, Inc., Class A	USD	245.00	Jan 2022	24	2,400	26,479	(461)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	45	4,500	54,990	(558)
GSI	Visa, Inc., Class A	USD	250.00	Jan 2022	30	3,000	27,898	(372)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	22	2,200	17,644	(100,514)
CSFB	Waste Management, Inc.	USD	115.00	Jan 2022	22	2,200	17,754	(100,514)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	22	2,200	16,434	(89,553)
CSFB	Waste Management, Inc.	USD	120.00	Jan 2022	22	2,200	15,994	(89,553)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	22	2,200	9,174	(67,839)
CSFB	Waste Management, Inc.	USD	130.00	Jan 2022	22	2,200	8,294	(67,839)
JPM	Yum! Brands, Inc.	USD	105.00	Jan 2022	24	2,400	26,928	(44,598)
JPM	Yum! Brands, Inc.	USD	110.00	Jan 2022	24	2,400	21,288	(33,502)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	75	7,500	32,128	(44,914)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	46	4,600	21,022	(27,547)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	19	1,900	8,683	(11,378)
JPM	Yum! Brands, Inc.	USD	120.00	Jan 2022	67	6,700	31,959	(40,123)
JPM	Yum! Brands, Inc.	USD	125.00	Jan 2022	86	8,600	27,692	(27,458)
							$14,685,812	$(25,442,691)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
CSFB	Credit Suisse First Boston International
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SFG	Susquehanna Financial Group, LLLP
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 58.0%
U.S. Government – 36.3%
U.S. Treasury Bonds
1.125%, 05/15/2040 to 08/15/2040	$42,924,000	$38,061,895
1.375%, 11/15/2040 to 08/15/2050	31,706,000	28,949,985
1.625%, 11/15/2050	5,647,000	5,414,723
1.750%, 08/15/2041	31,521,000	30,944,757
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
1.875%, 02/15/2041 to 11/15/2051	$23,476,000	$23,664,139
2.000%, 11/15/2041 to 08/15/2051	20,681,000	21,413,710
2.250%, 05/15/2041	11,288,000	12,014,665
2.500%, 02/15/2045	9,057,000	10,147,024

10

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes
0.125%, 05/31/2022 to 01/15/2024	$33,760,000	$33,638,196
0.250%, 05/15/2024 to 10/31/2025	72,607,000	70,929,739
0.375%, 10/31/2023 to 01/31/2026	82,457,000	80,770,832
0.500%, 11/30/2023 to 08/31/2027	55,362,000	54,172,349
0.750%, 11/15/2024 to 05/31/2026	31,480,000	31,214,868
0.875%, 06/30/2026 to 09/30/2026	20,160,000	19,909,618
1.125%, 10/31/2026	8,959,000	8,946,401
1.250%, 11/30/2026	21,644,000	21,740,383
1.375%, 10/31/2028 to 11/15/2031	33,794,000	33,717,909
1.500%, 09/30/2024 to 11/30/2028	45,584,000	46,329,555
1.750%, 02/28/2022	384,000	385,591
1.875%, 02/28/2022	30,508,000	30,643,791
2.000%, 02/15/2022	23,544,000	23,638,595
2.125%, 05/15/2025	13,546,000	14,085,723
		640,734,448
U.S. Government Agency – 21.7%
Federal Home Loan Mortgage Corp.
1.575%, 12/14/2029 (A)	2,068,000	1,820,495
1.650%, 09/15/2029 (A)	3,299,000	2,898,716
2.000%, 12/01/2050	2,795,022	2,809,905
2.500%, 01/01/2036	7,707,294	8,072,807
2.822%, (12 month LIBOR + 1.640%), 05/01/2049 (B)	1,300,776	1,341,954
3.000%, 12/01/2031 to 07/01/2033	4,237,979	4,465,318
4.000%, 01/01/2035 to 07/01/2049	7,017,288	7,593,954
4.500%, 06/01/2039 to 07/01/2039	110,145	121,167
5.000%, 05/01/2048 to 03/01/2049	5,943,739	6,642,445
Federal National Mortgage Association
1.658%, 11/15/2030 (A)	6,077,000	5,233,288
2.000%, TBA (C)	30,500,000	30,534,368
2.000%, 09/01/2030 (C)	581,696	599,147
2.000%, 05/01/2031 to 04/01/2051	5,028,546	5,094,219
2.439%, (12 month LIBOR + 1.578%), 06/01/2045 (B)	1,113,372	1,148,401
2.500%, TBA (C)	112,800,000	115,350,771
2.500%, 12/01/2035 to 06/01/2036	21,490,317	22,543,178
2.691%, (12 month LIBOR + 1.585%), 01/01/2046 (B)	3,285,865	3,389,425
3.000%, TBA (C)	5,200,000	5,384,234
3.000%, 01/01/2043 to 07/01/2060	27,680,979	29,283,588
4.000%, 09/01/2033 to 08/01/2059	23,165,600	25,448,038
4.500%, 05/01/2034 to 04/01/2050	26,084,289	28,892,195
5.000%, 07/01/2044 to 11/01/2049	14,341,737	15,969,427
5.500%, 12/01/2048 to 06/01/2049	6,615,230	7,512,395
Government National Mortgage Association
2.500%, 07/20/2051 to 09/20/2051	21,178,325	21,781,055
3.000%, 10/20/2051	2,588,111	2,694,247
3.500%, 01/20/2048	1,034,426	1,111,144
4.000%, 03/20/2048 to 07/20/2049	4,726,549	5,121,486
4.500%, 08/15/2047 to 05/20/2049	4,443,560	4,788,670
5.000%, 12/20/2039 to 03/20/2049	13,545,326	14,623,806
		382,269,843
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $1,023,884,124)		$1,023,004,291
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Colombia – 0.1%
Republic of Colombia 5.200%, 05/15/2049	1,547,000	1,440,195
Italy – 0.1%
Republic of Italy 3.875%, 05/06/2051	1,738,000	1,896,017
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan – 0.1%
Japan Bank for International Cooperation 1.750%, 10/17/2024	$1,576,000	$1,609,138
Mexico – 0.4%
Government of Mexico
3.750%, 04/19/2071	1,538,000	1,360,838
4.280%, 08/14/2041	2,510,000	2,583,719
4.500%, 04/22/2029	2,002,000	2,229,087
4.750%, 03/08/2044	672,000	725,511
		6,899,155
Paraguay – 0.1%
Republic of Paraguay
4.950%, 04/28/2031 (D)	315,000	346,503
5.400%, 03/30/2050 (D)	944,000	1,036,049
		1,382,552
Peru – 0.4%
Republic of Peru
2.392%, 01/23/2026	1,144,000	1,160,977
2.783%, 01/23/2031	2,710,000	2,684,282
3.000%, 01/15/2034	1,924,000	1,883,596
3.600%, 01/15/2072	1,211,000	1,151,261
		6,880,116
United Arab Emirates – 0.0%
Republic of United Arab Emirates 3.000%, 09/15/2051	850,000	845,281
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $21,105,270)		$20,952,454
CORPORATE BONDS – 30.9%
Communication services – 2.4%
AT&T, Inc.
2.250%, 02/01/2032	450,000	434,241
3.100%, 02/01/2043	278,000	268,280
3.500%, 06/01/2041 to 09/15/2053	2,931,000	2,970,764
3.550%, 09/15/2055	574,000	577,006
3.650%, 06/01/2051 to 09/15/2059	1,588,000	1,618,857
3.800%, 12/01/2057	1,050,000	1,096,536
Charter Communications Operating LLC
2.250%, 01/15/2029	2,616,000	2,535,408
3.500%, 06/01/2041 to 03/01/2042	2,079,000	2,020,309
3.900%, 06/01/2052	1,159,000	1,171,043
4.400%, 12/01/2061	487,000	507,562
4.464%, 07/23/2022	524,000	533,257
4.800%, 03/01/2050	1,075,000	1,210,875
Comcast Corp.
1.500%, 02/15/2031	1,420,000	1,335,025
3.750%, 04/01/2040	667,000	751,479
Discovery Communications LLC 4.000%, 09/15/2055	242,000	259,076
Netflix, Inc.
3.625%, 06/15/2025 (D)	977,000	1,030,735
5.875%, 11/15/2028	1,050,000	1,256,724
T-Mobile USA, Inc.
2.250%, 02/15/2026	1,267,000	1,251,758
2.250%, 02/15/2026 (D)	5,615,000	5,547,452
2.875%, 02/15/2031	372,000	359,914
3.375%, 04/15/2029 (D)	2,737,000	2,754,106
3.500%, 04/15/2031 (D)	2,019,000	2,052,031
Verizon Communications, Inc.
1.680%, 10/30/2030	1,096,000	1,034,407
2.355%, 03/15/2032 (D)	1,093,000	1,081,847
2.550%, 03/21/2031	524,000	529,621
2.650%, 11/20/2040	2,298,000	2,193,969
2.875%, 11/20/2050	442,000	430,620
3.400%, 03/22/2041	1,104,000	1,173,485

11

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Verizon Communications, Inc. (continued)
3.550%, 03/22/2051	$1,283,000	$1,406,820
3.700%, 03/22/2061	804,000	888,171
4.329%, 09/21/2028	380,000	432,808
ViacomCBS, Inc. 4.950%, 01/15/2031 to 05/19/2050	838,000	1,034,993
		41,749,179
Consumer discretionary – 2.3%
Advance Auto Parts, Inc. 3.900%, 04/15/2030	2,194,000	2,407,323
Amazon.com, Inc.
1.000%, 05/12/2026	3,736,000	3,691,694
1.650%, 05/12/2028	1,683,000	1,675,045
2.100%, 05/12/2031	2,628,000	2,640,442
2.700%, 06/03/2060	254,000	247,432
3.100%, 05/12/2051	1,328,000	1,435,240
3.250%, 05/12/2061	569,000	628,164
AutoNation, Inc. 4.750%, 06/01/2030	551,000	637,377
Ford Motor Company 4.750%, 01/15/2043	448,000	479,360
Ford Motor Credit Company LLC
2.700%, 08/10/2026	2,458,000	2,440,180
3.625%, 06/17/2031	2,477,000	2,526,540
4.000%, 11/13/2030	836,000	876,755
4.063%, 11/01/2024	443,000	462,049
Hyundai Capital America
0.800%, 01/08/2024 (D)	1,460,000	1,447,932
1.250%, 09/18/2023 (D)	854,000	855,462
1.300%, 01/08/2026 (D)	1,703,000	1,657,459
1.800%, 10/15/2025 (D)	1,365,000	1,363,049
2.000%, 06/15/2028 (D)	828,000	801,979
Marriott International, Inc.
2.850%, 04/15/2031	1,348,000	1,353,877
3.500%, 10/15/2032	826,000	868,923
4.625%, 06/15/2030	1,953,000	2,198,107
5.750%, 05/01/2025	337,000	380,342
Sodexo, Inc. 1.634%, 04/16/2026 (D)	1,531,000	1,520,521
Starbucks Corp.
1.300%, 05/07/2022	697,000	699,482
3.500%, 11/15/2050	1,091,000	1,178,474
Tapestry, Inc. 3.050%, 03/15/2032 (C)	1,523,000	1,539,417
The Home Depot, Inc.
2.375%, 03/15/2051	878,000	816,386
3.125%, 12/15/2049	1,064,000	1,137,560
3.300%, 04/15/2040	226,000	244,565
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	1,149,087
Yale University
0.873%, 04/15/2025	268,000	267,069
1.482%, 04/15/2030	839,000	822,582
		40,449,874
Consumer staples – 1.4%
Altria Group, Inc.
2.350%, 05/06/2025	239,000	245,617
2.450%, 02/04/2032	646,000	608,130
3.400%, 02/04/2041	1,292,000	1,195,630
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	1,549,000	1,862,673
Anheuser-Busch InBev Worldwide, Inc.
3.500%, 06/01/2030	548,000	599,295
3.750%, 07/15/2042	501,000	547,815
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Anheuser-Busch InBev Worldwide, Inc. (continued)
4.375%, 04/15/2038	$1,627,000	$1,894,995
4.900%, 02/01/2046	1,390,000	1,764,556
Bacardi, Ltd.
4.700%, 05/15/2028 (D)	581,000	663,034
5.300%, 05/15/2048 (D)	1,111,000	1,490,241
BAT Capital Corp.
2.259%, 03/25/2028	295,000	288,188
2.726%, 03/25/2031	2,564,000	2,479,917
4.390%, 08/15/2037	291,000	308,998
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	953,000	953,344
2.750%, 05/14/2031	2,038,000	2,057,728
3.750%, 09/25/2027	2,771,000	3,018,075
Molson Coors Beverage Company 4.200%, 07/15/2046	1,901,000	2,105,221
The Estee Lauder Companies, Inc. 1.950%, 03/15/2031	1,647,000	1,644,220
Walmart, Inc. 2.500%, 09/22/2041	440,000	450,623
		24,178,300
Energy – 1.6%
Aker BP ASA 4.000%, 01/15/2031 (D)	812,000	883,343
BP Capital Markets America, Inc.
2.772%, 11/10/2050	822,000	776,341
3.379%, 02/08/2061	1,281,000	1,322,618
Devon Energy Corp.
4.750%, 05/15/2042	288,000	329,409
5.000%, 06/15/2045	1,012,000	1,220,007
Diamondback Energy, Inc. 4.400%, 03/24/2051	467,000	529,608
Enable Midstream Partners LP
4.150%, 09/15/2029	644,000	693,517
4.400%, 03/15/2027	1,085,000	1,172,815
4.950%, 05/15/2028	1,840,000	2,050,220
5.000%, 05/15/2044	243,000	262,291
Energy Transfer LP
5.150%, 03/15/2045	552,000	629,726
5.300%, 04/15/2047	1,440,000	1,664,522
5.350%, 05/15/2045	420,000	487,599
6.000%, 06/15/2048	225,000	282,426
6.050%, 06/01/2041	254,000	311,404
6.100%, 02/15/2042	285,000	351,575
6.125%, 12/15/2045	490,000	614,793
Galaxy Pipeline Assets Bidco, Ltd.
1.750%, 09/30/2027 (D)	1,694,043	1,700,736
2.160%, 03/31/2034 (D)	1,292,000	1,255,665
2.625%, 03/31/2036 (D)	817,000	794,774
2.940%, 09/30/2040 (D)	497,000	490,071
Lundin Energy Finance BV
2.000%, 07/15/2026 (D)	3,221,000	3,200,750
3.100%, 07/15/2031 (D)	2,551,000	2,577,681
Marathon Oil Corp. 5.200%, 06/01/2045	352,000	415,800
Oleoducto Central SA 4.000%, 07/14/2027 (D)	654,000	651,391
Petroleos del Peru SA 5.625%, 06/19/2047 (D)	874,000	853,243
Petroleos Mexicanos
2.378%, 04/15/2025	306,250	314,121
2.460%, 12/15/2025	1,530,450	1,574,479

12

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Pioneer Natural Resources Company 1.900%, 08/15/2030	$1,468,000	$1,390,218
		28,801,143
Financials – 10.2%
Alleghany Corp. 3.250%, 08/15/2051	828,000	846,581
American Express Company 1.650%, 11/04/2026	1,442,000	1,439,404
American International Group, Inc.
3.400%, 06/30/2030	536,000	578,332
4.375%, 06/30/2050	295,000	372,143
Ares Capital Corp. 3.200%, 11/15/2031	1,703,000	1,666,897
ASB Bank, Ltd. 2.375%, 10/22/2031 (D)	1,372,000	1,369,856
Athene Global Funding
1.730%, 10/02/2026 (D)	1,644,000	1,612,948
1.985%, 08/19/2028 (D)	1,370,000	1,328,747
2.500%, 03/24/2028 (D)	1,918,000	1,935,851
2.646%, 10/04/2031 (D)	1,809,000	1,798,325
Bain Capital Specialty Finance, Inc. 2.550%, 10/13/2026	1,124,000	1,093,785
Banco de Credito e Inversiones SA 2.875%, 10/14/2031 (D)	1,195,000	1,185,440
Banco Santander SA (1.722% to 9-14-26, then 1 Year CMT + 0.900%) 09/14/2027	1,400,000	1,373,864
Banco Santander SA (3.225% to 11-22-31, then 1 Year CMT + 1.600%) 11/22/2032	1,400,000	1,394,904
Bank of America Corp. 3.500%, 04/19/2026	281,000	302,602
Bank of America Corp. (0.523% to 6-14-23, then SOFR + 0.410%) 06/14/2024	1,499,000	1,487,751
Bank of America Corp. (1.197% to 10-24-25, then SOFR + 1.010%) 10/24/2026	1,230,000	1,204,325
Bank of America Corp. (1.319% to 6-19-25, then SOFR + 1.150%) 06/19/2026	2,472,000	2,448,417
Bank of America Corp. (1.658% to 3-11-26, then SOFR + 0.910%) 03/11/2027	5,525,000	5,482,756
Bank of America Corp. (1.734% to 7-22-26, then SOFR + 0.960%) 07/22/2027	5,900,000	5,846,701
Bank of America Corp. (1.898% to 7-23-30, then SOFR + 1.530%) 07/23/2031	1,089,000	1,041,381
Bank of America Corp. (1.922% to 10-24-30, then SOFR + 1.370%) 10/24/2031	917,000	875,182
Bank of America Corp. (2.496% to 2-13-30, then 3 month LIBOR + 0.990%) 02/13/2031	1,541,000	1,543,683
Bank of America Corp. (2.572% to 10-20-31, then SOFR + 1.210%) 10/20/2032	913,000	916,921
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%) 04/29/2031	1,770,000	1,784,674
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%) 04/22/2032	5,405,000	5,473,278
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Bank of America Corp. (3.004% to 12-20-22, then 3 month LIBOR + 0.790%) 12/20/2023	$2,178,000	$2,227,070
Bank of America Corp. (3.483% to 3-13-51, then SOFR + 1.650%) 03/13/2052	543,000	605,652
Bank of America Corp. (3.559% to 4-23-26, then 3 month LIBOR + 1.060%) 04/23/2027	1,353,000	1,443,786
Barclays PLC (2.279% to 11-24-26, then 1 Year CMT + 1.050%) 11/24/2027	2,718,000	2,721,267
Barclays PLC (2.894% to 11-24-31, then 1 Year CMT + 1.300%) 11/24/2032	845,000	848,374
Barclays PLC (3.330% to 11-24-41, then 1 Year CMT + 1.300%) 11/24/2042	615,000	622,080
Blackstone Holdings Finance Company LLC 2.850%, 08/05/2051 (D)	710,000	699,031
Blackstone Private Credit Fund
2.350%, 11/22/2024 (D)	1,405,000	1,405,286
2.625%, 12/15/2026 (D)	5,017,000	4,876,982
3.250%, 03/15/2027 (D)	1,967,000	1,966,154
Blackstone Secured Lending Fund 2.850%, 09/30/2028 (D)	1,425,000	1,381,930
Blue Owl Finance LLC 4.125%, 10/07/2051 (D)	235,000	242,333
Brighthouse Financial, Inc. 3.850%, 12/22/2051	544,000	532,573
CNO Global Funding 1.750%, 10/07/2026 (D)	1,697,000	1,681,914
Credit Suisse AG 1.250%, 08/07/2026	3,563,000	3,475,362
Enstar Group, Ltd. 3.100%, 09/01/2031	1,379,000	1,353,743
F&G Global Funding 2.000%, 09/20/2028 (D)	2,184,000	2,130,483
FS KKR Capital Corp. 3.125%, 10/12/2028	53,000	52,189
GA Global Funding Trust
0.800%, 09/13/2024 (D)	1,921,000	1,892,093
1.950%, 09/15/2028 (D)	2,583,000	2,533,099
GE Capital Funding LLC
3.450%, 05/15/2025	682,000	727,673
4.400%, 05/15/2030	1,008,000	1,197,667
GE Capital International Funding Company 4.418%, 11/15/2035	2,429,000	2,935,767
Golub Capital BDC, Inc. 2.500%, 08/24/2026	1,245,000	1,226,682
Jackson Financial, Inc.
3.125%, 11/23/2031 (D)	1,401,000	1,404,776
4.000%, 11/23/2051 (D)	707,000	706,951
JPMorgan Chase & Co. (1.040% to 2-4-26, then SOFR + 0.695%) 02/04/2027	5,486,000	5,323,714
JPMorgan Chase & Co. (1.045% to 11-19-25, then SOFR + 0.800%) 11/19/2026	3,059,000	2,974,349
JPMorgan Chase & Co. (1.470% to 9-22-26, then SOFR + 0.765%) 09/22/2027	3,282,000	3,219,178
JPMorgan Chase & Co. (2.069% to 6-1-28, then SOFR + 1.015%) 06/01/2029	2,735,000	2,701,520
JPMorgan Chase & Co. (2.083% to 4-22-25, then SOFR + 1.850%) 04/22/2026	2,399,000	2,439,934

13

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (2.182% to 6-1-27, then SOFR + 1.890%) 06/01/2028	$1,680,000	$1,683,747
Macquarie Group, Ltd. (1.935% to 4-14-27, then SOFR + 0.995%) 04/14/2028 (D)	2,099,000	2,069,928
Macquarie Group, Ltd. (2.871% to 1-14-32, then SOFR + 1.532%) 01/14/2033 (D)	1,474,000	1,477,064
Macquarie Group, Ltd.(1.201% to 10-14-24, then SOFR + 0.694%) 10/14/2025 (D)	2,472,000	2,453,107
Mitsubishi UFJ Financial Group, Inc. (0.953% to 7-19-24, then 1 Year CMT + 0.550%) 07/19/2025	3,324,000	3,290,784
Mitsubishi UFJ Financial Group, Inc. (1.538% to 7-20-26, then 1 Year CMT + 0.750%) 07/20/2027	3,284,000	3,236,373
Mitsubishi UFJ Financial Group, Inc. (1.640% to 10-13-26, then 1 Year CMT + 0.670%) 10/13/2027	2,732,000	2,701,482
Mitsubishi UFJ Financial Group, Inc. (2.309% to 7-20-31, then 1 Year CMT + 0.950%) 07/20/2032	1,717,000	1,696,261
Mitsubishi UFJ Financial Group, Inc. (2.494% to 10-13-31, then 1 Year CMT + 0.970%) 10/13/2032	1,116,000	1,119,963
Morgan Stanley (0.790% to 5-30-24, then SOFR + 0.525%) 05/30/2025	5,718,000	5,630,563
Morgan Stanley (0.791% to 1-22-24, then SOFR + 0.509%) 01/22/2025	6,784,000	6,709,663
Morgan Stanley (0.864% to 10-21-24, then SOFR + 0.745%) 10/21/2025	1,977,000	1,944,339
Morgan Stanley (0.985% to 12-10-25, then SOFR + 0.720%) 12/10/2026	2,791,000	2,699,300
Morgan Stanley (1.164% to 10-21-24, then SOFR + 0.560%) 10/21/2025	4,111,000	4,078,285
Morgan Stanley (1.512% to 7-20-26, then SOFR + 0.858%) 07/20/2027	2,133,000	2,092,190
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%) 07/21/2032	1,627,000	1,594,394
Nomura Holdings, Inc. 2.608%, 07/14/2031	181,000	178,401
Owl Rock Capital Corp.
2.875%, 06/11/2028	574,000	560,804
3.400%, 07/15/2026	2,356,000	2,396,032
Owl Rock Capital Corp. III 3.125%, 04/13/2027 (D)	1,862,000	1,824,657
Pricoa Global Funding I 1.200%, 09/01/2026 (D)	2,521,000	2,478,955
SBL Holdings, Inc. 5.000%, 02/18/2031 (D)	1,899,000	1,992,675
Stewart Information Services Corp. 3.600%, 11/15/2031	741,000	753,241
Sumitomo Mitsui Financial Group, Inc.
1.402%, 09/17/2026	2,199,000	2,153,218
1.902%, 09/17/2028	3,423,000	3,348,083
The Andrew W. Mellon Foundation 0.947%, 08/01/2027	0	0
The Goldman Sachs Group, Inc. (0.657% to 9-10-23, then SOFR + 0.505%) 09/10/2024	2,740,000	2,718,802
The Goldman Sachs Group, Inc. (0.925% to 10-21-23, then SOFR + 0.486%) 10/21/2024	5,492,000	5,471,733
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.(2.650% to 10-21-31, then SOFR + 1.264%) 10/21/2032	$947,000	$949,212
The Toronto-Dominion Bank 1.250%, 09/10/2026	2,735,000	2,686,769
Trust Fibra Uno
5.250%, 01/30/2026 (D)	880,000	960,300
6.390%, 01/15/2050 (D)	682,000	786,346
Westpac Banking Corp.
1.953%, 11/20/2028	2,202,000	2,191,556
3.133%, 11/18/2041	275,000	271,868
Westpac Banking Corp.(3.020% to 11-18-31, then 5 Year CMT + 1.530%) 11/18/2036	275,000	273,396
		180,427,851
Health care – 2.9%
AbbVie, Inc.
2.300%, 11/21/2022	1,708,000	1,733,753
4.050%, 11/21/2039	636,000	727,814
4.250%, 11/21/2049	870,000	1,046,400
4.300%, 05/14/2036	397,000	462,447
4.450%, 05/14/2046	403,000	489,218
Amgen, Inc.
1.650%, 08/15/2028	2,203,000	2,140,220
3.000%, 01/15/2052	605,000	590,760
Astrazeneca Finance LLC 1.750%, 05/28/2028	1,932,000	1,916,658
AstraZeneca PLC
2.125%, 08/06/2050	274,000	244,495
3.000%, 05/28/2051	560,000	592,829
Bristol-Myers Squibb Company 2.550%, 11/13/2050	1,153,000	1,097,712
Centene Corp.
2.450%, 07/15/2028	2,981,000	2,925,106
2.500%, 03/01/2031	181,000	173,430
3.000%, 10/15/2030	601,000	600,037
CVS Health Corp.
2.700%, 08/21/2040	865,000	827,992
3.000%, 08/15/2026	591,000	623,065
3.700%, 03/09/2023	199,000	205,801
4.300%, 03/25/2028	429,000	483,042
4.780%, 03/25/2038	861,000	1,049,092
5.050%, 03/25/2048	955,000	1,261,875
Danaher Corp. 2.600%, 10/01/2050	653,000	636,240
DH Europe Finance II Sarl
2.050%, 11/15/2022	872,000	884,069
2.200%, 11/15/2024	1,502,000	1,542,342
Gilead Sciences, Inc.
2.600%, 10/01/2040	949,000	906,873
2.800%, 10/01/2050	627,000	609,115
4.000%, 09/01/2036	490,000	560,680
HCA, Inc.
3.500%, 09/01/2030	778,000	809,879
5.375%, 02/01/2025	3,948,000	4,305,788
5.875%, 02/01/2029	497,000	583,354
Humana, Inc. 1.350%, 02/03/2027	1,004,000	973,258
Pfizer, Inc.
2.550%, 05/28/2040	1,904,000	1,896,348
2.800%, 03/11/2022	527,000	530,471
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/2030	1,818,000	1,704,610

14

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	$1,138,000	$1,174,295
STERIS Irish FinCo Unlimited Company 3.750%, 03/15/2051	2,428,000	2,684,455
Takeda Pharmaceutical Company, Ltd.
2.050%, 03/31/2030	2,124,000	2,064,640
3.025%, 07/09/2040	617,000	627,140
3.175%, 07/09/2050	635,000	649,336
4.400%, 11/26/2023	1,047,000	1,114,330
Thermo Fisher Scientific, Inc.
1.215%, 10/18/2024	2,197,000	2,197,280
1.750%, 10/15/2028	1,035,000	1,017,583
2.000%, 10/15/2031	926,000	906,916
2.800%, 10/15/2041	440,000	444,074
UnitedHealth Group, Inc.
2.300%, 05/15/2031	610,000	617,714
2.750%, 05/15/2040	420,000	423,044
2.900%, 05/15/2050	970,000	991,933
3.050%, 05/15/2041	285,000	297,059
3.250%, 05/15/2051	921,000	1,001,502
		51,346,074
Industrials – 2.7%
Adani International Container Terminal Private, Ltd. 3.000%, 02/16/2031 (D)	490,000	476,309
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/2027 (D)	1,054,000	1,093,409
AerCap Ireland Capital DAC
1.150%, 10/29/2023	4,398,000	4,384,734
1.650%, 10/29/2024	4,381,000	4,373,099
1.750%, 10/29/2024	3,574,000	3,568,636
2.450%, 10/29/2026	398,000	399,001
Burlington Northern Santa Fe LLC 2.875%, 06/15/2052 (C)	543,000	549,678
Canadian Pacific Railway Company
1.350%, 12/02/2024 (C)	4,081,000	4,077,256
1.750%, 12/02/2026 (C)	1,360,000	1,360,765
2.450%, 12/02/2031 (C)	1,088,000	1,101,275
3.000%, 12/02/2041 (C)	435,000	442,886
3.100%, 12/02/2051 (C)	706,000	726,108
Crowley Conro LLC 4.181%, 08/15/2043	803,658	939,742
Delta Air Lines, Inc.
4.500%, 10/20/2025 (D)	2,223,000	2,330,413
4.750%, 10/20/2028 (D)	3,227,000	3,535,934
Howmet Aerospace, Inc. 3.000%, 01/15/2029	1,619,000	1,554,240
John Deere Capital Corp.
0.550%, 07/05/2022	1,678,000	1,681,146
1.200%, 04/06/2023	1,292,000	1,302,270
Northrop Grumman Corp. 3.250%, 08/01/2023 to 01/15/2028	2,586,000	2,715,070
Quanta Services, Inc. 0.950%, 10/01/2024	1,327,000	1,313,223
The Boeing Company
2.196%, 02/04/2026	2,075,000	2,070,727
3.250%, 02/01/2028 to 02/01/2035	1,846,000	1,889,475
3.625%, 02/01/2031	1,180,000	1,253,540
3.750%, 02/01/2050	1,201,000	1,245,359
5.150%, 05/01/2030	549,000	636,836
5.705%, 05/01/2040	333,000	425,307
5.805%, 05/01/2050	370,000	499,060
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Union Pacific Corp.
2.150%, 02/05/2027	$867,000	$886,997
2.400%, 02/05/2030	1,074,000	1,099,994
		47,932,489
Information technology – 2.9%
Analog Devices, Inc.
1.700%, 10/01/2028	823,000	822,189
2.100%, 10/01/2031	1,093,000	1,094,848
Apple, Inc.
1.400%, 08/05/2028	2,189,000	2,138,504
1.700%, 08/05/2031	1,641,000	1,597,771
2.375%, 02/08/2041	446,000	436,890
2.550%, 08/20/2060	1,283,000	1,219,024
2.650%, 05/11/2050 to 02/08/2051	2,721,000	2,693,059
2.700%, 08/05/2051	987,000	987,033
2.850%, 08/05/2061	1,093,000	1,101,095
Broadcom Corp. 3.875%, 01/15/2027	414,000	445,821
Broadcom, Inc.
2.450%, 02/15/2031 (D)	956,000	920,068
3.150%, 11/15/2025	717,000	751,762
3.419%, 04/15/2033 (D)	2,930,000	3,019,303
3.469%, 04/15/2034 (D)	1,412,000	1,454,957
4.150%, 11/15/2030	973,000	1,063,204
Dell International LLC
4.900%, 10/01/2026	281,000	317,387
6.100%, 07/15/2027	557,000	670,816
8.350%, 07/15/2046	588,000	981,926
Global Payments, Inc.
1.500%, 11/15/2024	816,000	814,641
2.150%, 01/15/2027	1,632,000	1,631,689
2.900%, 11/15/2031	1,088,000	1,101,029
HP, Inc. 2.200%, 06/17/2025	1,762,000	1,801,845
Intel Corp.
1.600%, 08/12/2028	1,379,000	1,359,016
2.000%, 08/12/2031	2,150,000	2,124,136
2.800%, 08/12/2041	881,000	886,799
3.200%, 08/12/2061	446,000	462,855
KLA Corp. 3.300%, 03/01/2050	745,000	807,473
NXP BV
3.150%, 05/01/2027 (D)	546,000	572,817
3.250%, 05/11/2041 (D)	599,000	614,091
3.875%, 06/18/2026 (D)	2,340,000	2,535,726
Oracle Corp.
2.300%, 03/25/2028	597,000	600,318
2.800%, 04/01/2027	1,672,000	1,732,308
2.875%, 03/25/2031	409,000	418,592
3.650%, 03/25/2041	569,000	591,962
3.950%, 03/25/2051	787,000	848,026
Texas Instruments, Inc. 1.125%, 09/15/2026	548,000	541,944
VMware, Inc.
0.600%, 08/15/2023	2,715,000	2,698,949
1.000%, 08/15/2024	1,901,000	1,887,468
1.400%, 08/15/2026	2,173,000	2,123,428
1.800%, 08/15/2028	1,194,000	1,163,154
3.900%, 08/21/2027	218,000	237,534
4.700%, 05/15/2030	1,099,000	1,275,293
		50,546,750
Materials – 0.5%
LYB International Finance III LLC
3.375%, 10/01/2040	1,639,000	1,705,099
3.625%, 04/01/2051	1,619,000	1,727,326

15

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Teck Resources, Ltd.
5.200%, 03/01/2042	$647,000	$773,129
6.125%, 10/01/2035	560,000	727,313
6.250%, 07/15/2041	630,000	831,270
The Dow Chemical Company 3.600%, 11/15/2050	1,091,000	1,196,525
Westlake Chemical Corp.
3.125%, 08/15/2051	1,960,000	1,911,186
3.600%, 08/15/2026	599,000	647,165
		9,519,013
Real estate – 1.6%
Agree LP
2.000%, 06/15/2028	1,194,000	1,179,644
2.600%, 06/15/2033	272,000	268,168
American Campus Communities Operating Partnership LP 2.250%, 01/15/2029	820,000	812,661
Brixmor Operating Partnership LP
2.250%, 04/01/2028	383,000	383,642
2.500%, 08/16/2031	663,000	645,538
Crown Castle International Corp.
1.050%, 07/15/2026	1,641,000	1,584,166
2.100%, 04/01/2031	3,034,000	2,896,590
2.500%, 07/15/2031	1,201,000	1,185,674
2.900%, 04/01/2041	767,000	739,410
4.000%, 03/01/2027	274,000	298,950
Essex Portfolio LP
1.700%, 03/01/2028	1,434,000	1,399,898
2.550%, 06/15/2031	566,000	570,903
Extra Space Storage LP 2.350%, 03/15/2032	492,000	477,883
Federal Realty Investment Trust 3.950%, 01/15/2024	758,000	798,938
GLP Capital LP 5.300%, 01/15/2029	555,000	633,405
Healthpeak Properties, Inc. 2.125%, 12/01/2028	544,000	543,423
Kilroy Realty LP 2.650%, 11/15/2033	747,000	729,228
Mid-America Apartments LP
3.950%, 03/15/2029	552,000	619,884
4.000%, 11/15/2025	672,000	732,677
4.300%, 10/15/2023	563,000	592,416
Realty Income Corp.
2.200%, 06/15/2028	588,000	593,398
2.850%, 12/15/2032	795,000	829,306
3.400%, 01/15/2028	583,000	626,736
Regency Centers LP 2.950%, 09/15/2029	1,191,000	1,237,503
Rexford Industrial Realty LP 2.150%, 09/01/2031	607,000	580,305
Scentre Group Trust 1 3.625%, 01/28/2026 (D)	865,000	929,051
Spirit Realty LP
2.100%, 03/15/2028	1,092,000	1,070,771
2.700%, 02/15/2032	328,000	327,096
3.200%, 02/15/2031	0	0
3.400%, 01/15/2030	661,000	692,057
STORE Capital Corp.
2.700%, 12/01/2031	381,000	375,369
2.750%, 11/18/2030	970,000	975,188
4.500%, 03/15/2028	2,069,000	2,296,777
4.625%, 03/15/2029	700,000	791,043
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Sun Communities Operating LP 2.300%, 11/01/2028	$549,000	$547,897
		28,965,595
Utilities – 2.4%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	380,000	383,862
Baltimore Gas and Electric Company 2.250%, 06/15/2031	816,000	813,833
Black Hills Corp. 3.875%, 10/15/2049	493,000	551,018
Comision Federal de Electricidad 3.875%, 07/26/2033 (D)	758,000	723,511
Consumers Energy Company
2.500%, 05/01/2060	465,000	422,814
2.650%, 08/15/2052	602,000	596,205
Dominion Energy, Inc.
1.450%, 04/15/2026	693,000	684,987
3.300%, 04/15/2041	169,000	177,772
DTE Electric Company 2.950%, 03/01/2050	953,000	988,669
DTE Energy Company
1.050%, 06/01/2025	574,000	564,112
2.950%, 03/01/2030	734,000	761,538
Duke Energy Carolinas LLC 2.550%, 04/15/2031	555,000	566,719
Duke Energy Corp.
2.550%, 06/15/2031	2,178,000	2,167,463
3.500%, 06/15/2051	327,000	342,799
Duke Energy Florida LLC 2.400%, 12/15/2031	815,000	820,162
Duke Energy Progress LLC 2.500%, 08/15/2050	823,000	769,957
Entergy Arkansas LLC 2.650%, 06/15/2051	733,000	700,412
Eversource Energy 1.400%, 08/15/2026	828,000	814,588
Florida Power & Light Company 2.875%, 12/04/2051	272,000	281,840
Interstate Power & Light Company 3.500%, 09/30/2049	338,000	372,546
Interstate Power and Light Company 3.100%, 11/30/2051	68,000	69,413
ITC Holdings Corp. 2.700%, 11/15/2022	1,107,000	1,126,443
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	896,000	913,247
Metropolitan Edison Company 4.300%, 01/15/2029 (D)	1,225,000	1,363,989
MidAmerican Energy Company 2.700%, 08/01/2052	707,000	707,903
Mississippi Power Company
3.100%, 07/30/2051	980,000	991,396
3.950%, 03/30/2028	1,351,000	1,481,904
4.250%, 03/15/2042	375,000	442,396
Northern States Power Company 3.200%, 04/01/2052	552,000	605,268
NSTAR Electric Company 3.100%, 06/01/2051	504,000	545,067
Oncor Electric Delivery Company LLC 2.700%, 11/15/2051 (D)	526,000	520,352
Pacific Gas & Electric Company
2.100%, 08/01/2027	1,053,000	1,013,789
3.950%, 12/01/2047	1,238,000	1,224,514
4.200%, 06/01/2041	473,000	481,853
4.500%, 07/01/2040	280,000	293,089

16

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas & Electric Company (continued)
4.750%, 02/15/2044	$274,000	$285,307
4.950%, 07/01/2050	1,102,000	1,236,987
PacifiCorp 2.900%, 06/15/2052	706,000	702,543
PECO Energy Company 2.850%, 09/15/2051	984,000	986,455
Pennsylvania Electric Company 3.250%, 03/15/2028 (D)	465,000	481,836
Piedmont Natural Gas Company, Inc. 2.500%, 03/15/2031	823,000	820,045
Public Service Company of Colorado 1.875%, 06/15/2031	1,255,000	1,216,819
Public Service Company of Oklahoma
2.200%, 08/15/2031	828,000	806,697
3.150%, 08/15/2051	551,000	561,904
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,093,000	1,077,689
2.050%, 08/01/2050	226,000	202,737
2.700%, 05/01/2050	552,000	562,325
Public Service Enterprise Group, Inc.
1.600%, 08/15/2030	628,000	586,306
2.450%, 11/15/2031	990,000	979,929
Southern California Edison Company 4.125%, 03/01/2048	612,000	696,464
Southern Company Gas Capital Corp. 1.750%, 01/15/2031	861,000	804,963
Southwestern Electric Power Company 3.250%, 11/01/2051	428,000	430,990
The AES Corp. 1.375%, 01/15/2026	1,180,000	1,145,975
Trans-Allegheny Interstate Line Company 3.850%, 06/01/2025 (D)	386,000	409,928
Virginia Electric and Power Company 2.450%, 12/15/2050	317,000	297,948
WEC Energy Group, Inc.
0.800%, 03/15/2024	1,384,000	1,372,872
1.375%, 10/15/2027	794,000	768,410
		41,720,559
TOTAL CORPORATE BONDS (Cost $542,127,068)		$545,636,827
MUNICIPAL BONDS – 0.3%
Board of Regents of the University of Texas 2.439%, 08/15/2049	600,000	605,964
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,773,548
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	788,319
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	1,383,300
The Ohio State University 4.800%, 06/01/2111	600,000	956,206
TOTAL MUNICIPAL BONDS (Cost $4,182,674)		$5,507,337
COLLATERALIZED MORTGAGE OBLIGATIONS – 9.5%
Commercial and residential – 4.6%
3650R Commercial Mortgage Trust Series 2021-PF1, Class A5 2.522%, 11/15/2054	816,000	832,264
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Angel Oak Mortgage Trust LLC
Series 2019-2, Class A1, 3.628%, 03/25/2049 (D)(E)	$265,670	$267,097
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(E)	445,111	450,752
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(E)	493,373	494,683
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(E)	1,130,433	1,122,365
Barclays Commercial Mortgage Trust Series 2019-C3, Class A3 3.319%, 05/15/2052	188,000	201,655
BBCMS Mortgage Trust
Series 2018-C2, Class ASB, 4.236%, 12/15/2051	375,000	413,983
Series 2021-C12, Class A5, 2.689%, 11/15/2054	1,095,000	1,138,639
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	1,225,287	1,232,345
BX Commercial Mortgage Trust
Series 2021-VOLT, Class A (1 month LIBOR + 0.700%), 0.800%, 09/15/2036 (B)(D)	3,519,000	3,501,354
Series 2021-XL2, Class A (1 month LIBOR + 0.689%), 0.788%, 10/15/2038 (B)(D)	1,748,000	1,739,453
CD Mortgage Trust Series 2019-CD8, Class A4 2.912%, 08/15/2057	706,000	744,455
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	536,000	563,867
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(E)	1,408,771	1,396,572
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(E)	1,462,283	1,454,894
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3, 2.822%, 10/15/2045	795,016	800,478
Series 2013-CR10, Class A4, 4.210%, 08/10/2046 (E)	45,000	47,090
Series 2013-CR11, Class A4, 4.258%, 08/10/2050	3,182,000	3,347,347
Series 2013-CR6, Class A4, 3.101%, 03/10/2046	2,628,000	2,659,398
Series 2014-UBS4, Class A4, 3.420%, 08/10/2047	1,335,000	1,378,647
Series 2015-LC23, Class A3, 3.521%, 10/10/2048	649,000	684,986
CSAIL Commercial Mortgage Trust
Series 2015-C2, Class A4, 3.504%, 06/15/2057	368,000	389,499
Series 2021-C20, Class A3, 2.805%, 03/15/2054	408,000	426,276
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 month LIBOR + 0.755%) 0.846%, 10/15/2038 (B)(D)	1,388,000	1,380,208
GS Mortgage Securities Trust
Series 2013-GC14, Class A5, 4.243%, 08/10/2046	718,000	751,328

17

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
GS Mortgage Securities Trust (continued)
Series 2014-GC18, Class A4, 4.074%, 01/10/2047	$1,530,000	$1,606,218
Series 2020-GC47, Class A5, 2.377%, 05/12/2053	1,238,000	1,260,639
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,407,000	1,360,517
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	2,225,965	2,322,616
JPMBB Commercial Mortgage Securities Trust
Series 2013-C12, Class A5, 3.664%, 07/15/2045	1,055,000	1,088,898
Series 2014-C23, Class A4, 3.670%, 09/15/2047	544,163	568,711
Series 2015-C28, Class A3, 2.912%, 10/15/2048	2,868,003	2,919,253
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C16, Class A4, 4.166%, 12/15/2046	1,578,000	1,656,489
Series 2016-JP4, Class A3, 3.393%, 12/15/2049	346,000	370,183
Med Trust Series 2021-MDLN, Class A (1 month LIBOR + 0.950%) 1.050%, 11/15/2038 (B)(D)	2,236,000	2,238,103
Mello Warehouse Securitization Trust
Series 2021-1, Class A (1 month LIBOR + 0.700%), 0.784%, 02/25/2055 (B)(D)	820,000	815,968
Series 2021-2, Class A (1 month LIBOR + 0.750%), 0.836%, 04/25/2055 (B)(D)	2,244,000	2,234,874
MFRA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(E)	820,497	815,458
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4 3.249%, 02/15/2048	231,000	242,354
Morgan Stanley Capital Trust
Series 2020-HR8, Class A3, 1.790%, 07/15/2053	1,000,000	972,991
Series 2021-L6, Class A4, 2.444%, 06/15/2054	348,000	354,145
Series 2021-L7, Class A5, 2.574%, 10/15/2054	1,351,000	1,385,155
MSG III Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.842%, 06/25/2054 (B)(D)	859,000	859,153
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(E)	668,635	672,592
NewRez Warehouse Securitization Trust Series 2021-1, Class A (1 month LIBOR + 0.750%) 0.836%, 05/25/2055 (B)(D)	3,312,000	3,302,958
STAR Trust Series 2021-1, Class A1 1.219%, 05/25/2065 (D)(E)	1,310,399	1,307,655
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(E)	$1,325,568	$1,332,002
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(E)	1,232,324	1,235,635
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(E)	1,102,628	1,097,437
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(E)	1,703,222	1,692,880
Verus Securitization Trust
Series 2019-3, Class A1, 2.784%, 07/25/2059 (D)	1,041,257	1,045,742
Series 2019-INV2, Class A1, 2.913%, 07/25/2059 (D)(E)	844,805	849,860
Series 2019-INV3, Class A1, 2.692%, 11/25/2059 (D)(E)	1,166,962	1,182,126
Series 2020-1, Class A1, 2.417%, 01/25/2060 (D)	380,055	381,814
Series 2020-2, Class A1, 2.226%, 05/25/2060 (D)(E)	999,666	1,003,482
Series 2020-5, Class A1, 1.218%, 05/25/2065 (D)	463,456	462,807
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(E)	1,595,480	1,580,581
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(E)	1,287,859	1,277,128
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(E)	1,340,844	1,326,093
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(E)	4,779,469	4,711,511
Series 2021-7, Class A1, 1.829%, 10/25/2066 (D)(E)	1,932,000	1,931,305
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(E)	1,670,278	1,665,813
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(E)	1,084,635	1,078,847
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	1,231,335	1,227,500
		80,857,128
U.S. Government Agency – 4.9%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	2,227,280	2,309,408
Series 4205, Class PA, 1.750%, 05/15/2043	1,050,808	1,068,410
Series 4426, Class QC, 1.750%, 07/15/2037	1,823,131	1,848,940
Series 4705, Class A, 4.500%, 09/15/2042	176,844	178,590
Series 4742, Class PA, 3.000%, 10/15/2047	1,722,364	1,767,368
Series 4763, Class CA, 3.000%, 09/15/2038	345,490	363,542
Series 4767, Class KA, 3.000%, 03/15/2048	570,192	600,147
Series 4846, Class PF (1 month LIBOR + 0.350%), 0.434%, 12/15/2048 (B)	309,606	307,900
Series 4880, Class DA, 3.000%, 05/15/2050	2,352,436	2,476,667
Series 5091, Class AB, 1.500%, 03/25/2051	4,482,283	4,425,091

18

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5119, Class AB, 1.500%, 08/25/2049	$827,444	$821,509
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	158,609	176,506
Series 2012-151, Class NX, 1.500%, 01/25/2043	1,202,918	1,195,660
Series 2013-11, Class AP, 1.500%, 01/25/2043	4,109,740	4,112,202
Series 2013-43, Class BP, 1.750%, 05/25/2043	1,396,243	1,416,898
Series 2014-73, Class MA, 2.500%, 11/25/2044	845,466	865,700
Series 2015-84, Class PA, 1.700%, 08/25/2033	4,915,626	5,010,463
Series 2016-48, Class MA, 2.000%, 06/25/2038	4,974,762	5,106,828
Series 2016-57, Class PC, 1.750%, 06/25/2046	9,475,716	9,468,644
Series 2017-13, Class PA, 3.000%, 08/25/2046	1,044,960	1,083,946
Series 2017-M7, Class A2, 2.961%, 02/25/2027 (E)	562,000	597,719
Series 2018-14, Class KC, 3.000%, 03/25/2048	1,605,922	1,689,146
Series 2018-15, Class AB, 3.000%, 03/25/2048	463,123	486,912
Series 2018-8, Class KL, 2.500%, 03/25/2047	1,098,536	1,128,610
Series 2019-25, Class PA, 3.000%, 05/25/2048	3,216,195	3,374,242
Series 2019-8, Class GA, 3.000%, 03/25/2049	4,709,460	4,949,103
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,819,558	1,849,285
Series 2020-48, Class DA, 2.000%, 07/25/2050	5,737,348	5,761,274
Series 2021-27, Class EC, 1.500%, 05/25/2051	6,968,438	6,914,110
Series 2021-78, Class ND, 1.500%, 11/25/2051	2,380,150	2,387,315
Series 414, Class A35, 3.500%, 10/25/2042	1,201,943	1,292,814
Government National Mortgage Association
Series 2012-141, Class WA, 4.537%, 11/16/2041 (E)	337,414	371,820
Series 2017-167, Class BQ, 2.500%, 08/20/2044	1,119,789	1,146,043
Series 2018-11, Class PC, 2.750%, 12/20/2047	1,865,926	1,903,315
Series 2019-132, Class NA, 3.500%, 09/20/2049	2,047,238	2,151,548
Series 2019-31, Class JC, 3.500%, 03/20/2049	1,097,292	1,163,938
Series 2021-23, Class MG, 1.500%, 02/20/2051	4,659,526	4,606,664
		86,378,277
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $166,332,622)		$167,235,405
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES – 8.2%
American Express Credit Account Master Trust Series 2021-1, Class A 0.900%, 11/16/2026	$5,617,000	$5,588,903
AmeriCredit Automobile Receivables Trust Series 2020-2, Class A2A 0.600%, 12/18/2023	426,727	426,913
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A 2.360%, 03/20/2026 (D)	1,054,000	1,082,453
Series 2020-1A, Class A 2.330%, 08/20/2026 (D)	557,000	573,881
Series 2021-2A, Class A 1.660%, 02/20/2028 (D)	2,483,000	2,473,300
Capital One Multi-Asset Execution Trust Series 2021-A2, Class A2 1.390%, 07/15/2030	3,166,000	3,121,401
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month LIBOR + 1.650%) 1.734%, 11/26/2046 (B)(D)	652,177	659,584
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	824,000	856,706
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	865,009	887,205
Series 2021-A, Class A2 1.600%, 07/25/2051 (D)	1,190,746	1,169,873
Ford Credit Auto Owner Trust
Series 2018-1, Class A 3.190%, 07/15/2031 (D)	772,000	815,385
Series 2021-2, Class A 1.530%, 05/15/2034 (D)	0	0
Hertz Vehicle Financing III LP Series 2021-2A, Class A 1.680%, 12/27/2027 (D)	2,145,000	2,138,689
Hyundai Auto Receivables Trust Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	957,444
Mercedes-Benz Auto Receivables Trust Series 2021-1, Class A3 0.460%, 06/15/2026	1,460,000	1,445,911
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) 1.684%, 10/15/2031 (B)(D)	739,000	751,215
Series 2016-AA, Class A2B (1 month LIBOR + 2.150%) 2.234%, 12/15/2045 (B)(D)	263,574	270,448
Series 2020-IA, Class A1A 1.330%, 04/15/2069 (D)	3,589,950	3,548,025
Navient Private Education Refi Loan Trust
Series 2018-A, Class A2 3.190%, 02/18/2042 (D)	956,849	966,076
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	1,041,807	1,090,341
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	2,381,639	2,434,837
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	2,665,765	2,751,368
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	1,611,618	1,641,900
Series 2019-GA, Class A 2.400%, 10/15/2068 (D)	810,184	823,375
Series 2020-BA, Class A2 2.120%, 01/15/2069 (D)	755,751	764,963

19

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2020-DA, Class A 1.690%, 05/15/2069 (D)	$709,424	$712,803
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	313,892	314,677
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	595,727	593,696
Series 2020-HA, Class A 1.310%, 01/15/2069 (D)	1,156,012	1,152,474
Series 2021-A, Class A 0.840%, 05/15/2069 (D)	780,906	771,426
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	597,029	592,075
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	159,108	157,403
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	3,960,466	3,904,572
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	4,488,987	4,426,777
Navient Student Loan Trust
Series 2019-BA, Class A2A 3.390%, 12/15/2059 (D)	1,711,587	1,764,908
Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	2,181,000	2,165,247
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	1,949,000	1,945,244
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month LIBOR + 0.180%) 0.305%, 10/27/2036 (B)	236,305	232,969
Series 2004-4, Class A5 (3 month LIBOR + 0.160%) 0.285%, 01/25/2037 (B)	1,492,364	1,471,517
Series 2005-1, Class A5 (3 month LIBOR + 0.110%) 0.235%, 10/25/2033 (B)	4,212,181	4,158,163
Series 2005-2, Class A5 (3 month LIBOR + 0.100%) 0.225%, 03/23/2037 (B)	4,362,500	4,295,798
Series 2005-3, Class A5 (3 month LIBOR + 0.120%) 0.245%, 12/24/2035 (B)	3,179,750	3,146,029
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) 0.305%, 03/22/2032 (B)	530,211	515,068
Santander Drive Auto Receivables Trust
Series 2020-1, Class A3 2.030%, 02/15/2024	103,422	103,486
Series 2020-3, Class A3 0.520%, 07/15/2024	540,137	540,308
Series 2020-4, Class A3 0.480%, 07/15/2024	865,337	865,548
SLM Student Loan Trust
Series 2003-1, Class A5C (3 month LIBOR + 0.750%) 0.866%, 12/15/2032 (B)(D)	781,636	772,138
Series 2003-10A, Class A4 (3 month LIBOR + 0.670%) 0.786%, 12/17/2068 (B)(D)	3,345,000	3,345,464
Series 2007-2, Class A4 (3 month LIBOR + 0.060%) 0.185%, 07/25/2022 (B)	3,815,439	3,704,031
Series 2010-1, Class A (1 month LIBOR + 0.400%) 0.486%, 03/25/2025 (B)	301,728	296,813
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2012-1, Class A3 (1 month LIBOR + 0.950%) 1.036%, 09/25/2028 (B)	$2,446,619	$2,424,714
Series 2012-2, Class A (1 month LIBOR + 0.700%) 0.786%, 01/25/2029 (B)	1,950,063	1,918,264
Series 2012-6, Class A3 (1 month LIBOR + 0.750%) 0.836%, 05/26/2026 (B)	511,632	502,435
Series 2013-4, Class A (1 month LIBOR + 0.550%) 0.636%, 06/25/2043 (B)	3,795,714	3,792,307
SMB Private Education Loan Trust
Series 2016-A, Class A2A 2.700%, 05/15/2031 (D)	1,285,851	1,306,109
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	217,536	220,963
Series 2016-B, Class A2B (1 month LIBOR + 1.450%) 1.534%, 02/17/2032 (B)(D)	148,220	150,005
Series 2018-C, Class A2A 3.630%, 11/15/2035 (D)	853,025	887,788
Series 2019-A, Class A2A 3.440%, 07/15/2036 (D)	5,302,513	5,458,711
Series 2020-B, Class A1A 1.290%, 07/15/2053 (D)	1,951,259	1,934,919
Series 2020-PTA, Class A2A 1.600%, 09/15/2054 (D)	1,809,598	1,805,056
Series 2020-PTB, Class A2A 1.600%, 09/15/2054 (D)	6,111,895	6,043,030
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	6,302,166	6,134,058
Series 2021-B, Class A 1.310%, 07/17/2051 (D)	2,617,543	2,608,378
Series 2021-C, Class A2 (1 month LIBOR + 0.800%) 0.884%, 01/15/2053 (B)(D)	2,226,000	2,223,025
Series 2021-D, Class A1A 1.340%, 03/17/2053 (D)	3,957,285	3,905,396
Series 2021-E, Class A1A 1.680%, 02/15/2051 (D)	2,771,000	2,755,191
SoFi Professional Loan Program LLC
Series 2016-A, Class A2 2.760%, 12/26/2036 (D)	400,197	402,198
Series 2017-C, Class A1 (1 month LIBOR + 0.600%) 0.686%, 07/25/2040 (B)(D)	86,182	86,206
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	441,659	448,884
Series 2017-E, Class A1 (1 month LIBOR + 0.500%) 0.586%, 11/26/2040 (B)(D)	25,082	25,089
Series 2017-E, Class A2B 2.720%, 11/26/2040 (D)	1,018,774	1,031,514
Series 2018-A, Class A2B 2.950%, 02/25/2042 (D)	361,254	366,941
Series 2018-B, Class A2FX 3.340%, 08/25/2047 (D)	3,083,522	3,141,700
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	1,833,115	1,849,699
Series 2021-A, Class AFX 1.030%, 08/17/2043 (D)	753,434	744,152
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	1,635,509	1,618,740

20

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Toyota Auto Loan Extended Note Trust Series 2021-1A, Class A 1.070%, 02/27/2034 (D)	$2,539,000	$2,500,198
Toyota Auto Receivables Owner Trust Series 2021-D, Class A4 1.020%, 03/15/2027	1,033,000	1,027,764
Triton Container Finance VIII LLC Series 2020-1A, Class A 2.110%, 09/20/2045 (D)	1,079,198	1,071,333
Verizon Master Trust
Series 2021-1, Class A 0.500%, 05/20/2027	2,803,000	2,772,629
Series 2021-2, Class A 0.990%, 04/20/2028	4,441,000	4,426,191
TOTAL ASSET BACKED SECURITIES (Cost $144,951,116)		$144,772,417
SHORT-TERM INVESTMENTS – 2.1%
Short-term funds – 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	37,735,119	37,735,119
TOTAL SHORT-TERM INVESTMENTS (Cost $37,735,119)		$37,735,119
Total Investments (Core Bond Fund) (Cost $1,940,317,993) – 110.2%		$1,944,843,850
Other assets and liabilities, net – (10.2%)		(180,461,688)
TOTAL NET ASSETS – 100.0%		$1,764,382,162
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $252,259,562 or 14.3% of the fund's net assets as of 11-30-21.
(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(F)	The rate shown is the annualized seven-day yield as of 11-30-21.
Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 98.7%
Consumer discretionary – 0.7%
Specialty retail – 0.7%
Warby Parker, Inc., Class A (A)	54,760	$2,779,070
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 0.1%
Food and staples retailing – 0.1%
Shop Apotheke Europe NV (A)(B)	1,475	$267,288
Financials – 0.3%
Capital markets – 0.3%
BCLS Acquisition Corp., Class A (A)	17,428	170,446
Dynamics Special Purpose Corp., Class A (A)	26,772	264,507
Eucrates Biomedical Acquisition Corp. (A)	17,270	171,837
FS Development Corp. II, Class A (A)	22,037	324,825
Health Sciences Acquisitions Corp. 2 (A)	19,166	189,168
Helix Acquisition Corp., Class A (A)	17,736	176,118
		1,296,901
Health care – 97.6%
Biotechnology – 29.8%
Aadi Bioscience, Inc. (A)	4,300	92,407
AbbVie, Inc.	55,597	6,409,222
Abcam PLC (A)	33,630	756,963
ACADIA Pharmaceuticals, Inc. (A)	23,229	445,997
Adagio Therapeutics, Inc. (A)	7,300	343,392
ADC Therapeutics SA (A)	22,072	491,323
Agios Pharmaceuticals, Inc. (A)	12,486	444,751
Akero Therapeutics, Inc. (A)	9,438	200,652
Alector, Inc. (A)	10,820	223,433
Alkermes PLC (A)	2,930	64,226
Allogene Therapeutics, Inc. (A)	23,726	438,694
Alnylam Pharmaceuticals, Inc. (A)	26,145	4,805,451
Amgen, Inc.	12,661	2,518,020
Annexon, Inc. (A)	18,058	294,165
Apellis Pharmaceuticals, Inc. (A)	25,741	1,083,181
Arcutis Biotherapeutics, Inc. (A)	7,827	129,693
Argenx SE, ADR (A)	17,262	4,819,723
Ascendis Pharma A/S, ADR (A)	17,214	2,358,662
Avidity Biosciences, Inc. (A)	24,190	540,163
BeiGene, Ltd., ADR (A)	5,503	1,912,458
Bicycle Therapeutics PLC, ADR (A)	7,444	400,115
Biogen, Inc. (A)	8,612	2,030,193
BioNTech SE, ADR (A)	23,920	8,413,621
Blueprint Medicines Corp. (A)	15,636	1,504,183
Burning Rock Biotech, Ltd., ADR (A)	11,762	181,841
C4 Therapeutics, Inc. (A)	26,714	991,624
Celldex Therapeutics, Inc. (A)	15,944	607,466
Centessa Pharmaceuticals PLC, ADR (A)	25,333	300,196
Cerevel Therapeutics Holdings, Inc. (A)	37,361	1,165,290
CM Life Sciences III, Inc. (A)	32,624	338,637
CRISPR Therapeutics AG (A)	5,732	457,987
CureVac NV (A)	8,100	390,582
Cytokinetics, Inc. (A)	2,000	78,680
Day One Biopharmaceuticals, Inc. (A)	11,446	210,263
Denali Therapeutics, Inc. (A)	29,068	1,344,686
Design Therapeutics, Inc. (A)	16,545	276,963
Enanta Pharmaceuticals, Inc. (A)	7,155	631,643
Entrada Therapeutics, Inc. (A)	13,527	402,834
Exact Sciences Corp. (A)	28,326	2,418,191
Exelixis, Inc. (A)	85,605	1,437,308
Exscientia PLC, ADR (A)	4,834	105,381
Fate Therapeutics, Inc. (A)	25,080	1,379,651
Frontier Acquisition Corp. (A)	18,343	182,696
F-star Therapeutics, Inc. (A)	18,217	93,635
Generation Bio Company (A)	38,263	656,976
Genmab A/S (A)	4,744	1,838,498
Ginkgo Bioworks Holdings, Inc. (A)	122,200	1,450,514
Global Blood Therapeutics, Inc. (A)	5,467	154,497
Ideaya Biosciences, Inc. (A)	20,650	454,300
IGM Biosciences, Inc. (A)	7,867	392,721

21

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Imago Biosciences, Inc. (A)	15,649	$350,068
Immuneering Corp., Class A (A)	28,884	653,645
Immunocore Holdings PLC, ADR (A)	5,878	211,549
Incyte Corp. (A)	43,727	2,961,192
Insmed, Inc. (A)	52,508	1,445,020
Intellia Therapeutics, Inc. (A)	9,239	1,062,577
Invitae Corp. (A)	14,486	246,262
Ionis Pharmaceuticals, Inc. (A)	29,059	770,064
Iovance Biotherapeutics, Inc. (A)	30,087	563,229
IVERIC bio, Inc. (A)	56,659	828,355
Karuna Therapeutics, Inc. (A)	9,235	1,181,157
Kodiak Sciences, Inc. (A)	29,193	2,681,085
Kronos Bio, Inc. (A)	9,693	114,474
Kymera Therapeutics, Inc. (A)	16,739	929,349
LianBio, ADR (A)	36,500	450,775
Lyell Immunopharma, Inc. (A)	31,224	298,189
MaxCyte, Inc. (A)	11,388	107,310
MaxCyte, Inc. (A)	9,349	93,303
MeiraGTx Holdings PLC (A)	14,764	261,028
Mirati Therapeutics, Inc. (A)	14,955	2,045,395
Moderna, Inc. (A)	24,197	8,527,749
Molecular Templates, Inc. (A)	18,453	73,997
Monte Rosa Therapeutics, Inc. (A)	25,309	490,742
Morphic Holding, Inc. (A)	6,757	322,309
Neurocrine Biosciences, Inc. (A)	7,833	652,097
Novavax, Inc. (A)	4,102	855,800
Nurix Therapeutics, Inc. (A)	19,231	554,237
Orion Acquisition Corp. (A)	18,697	186,970
Prelude Therapeutics, Inc. (A)	5,546	79,252
Progenics Pharmaceuticals, Inc. (A)(C)	33,200	1,418
Protagonist Therapeutics, Inc. (A)	8,104	272,456
Prothena Corp. PLC (A)	21,380	1,072,207
PTC Therapeutics, Inc. (A)	8,647	321,323
Radius Health, Inc. (A)	11,664	191,989
RAPT Therapeutics, Inc. (A)	18,168	593,185
Recursion Pharmaceuticals, Inc., Class A (A)	13,014	248,828
Regeneron Pharmaceuticals, Inc. (A)	8,798	5,600,191
REGENXBIO, Inc. (A)	5,000	160,000
Relay Therapeutics, Inc. (A)	15,801	464,865
Repare Therapeutics, Inc. (A)	7,018	164,712
Replimune Group, Inc. (A)	26,811	763,845
Revolution Healthcare Acquisition Corp. (A)	46,061	456,004
REVOLUTION Medicines, Inc. (A)	19,666	543,962
Rocket Pharmaceuticals, Inc. (A)	13,966	341,189
Rubius Therapeutics, Inc. (A)	932	11,520
Sage Therapeutics, Inc. (A)	10,180	396,104
Sana Biotechnology, Inc. (A)	9,627	183,009
Sarepta Therapeutics, Inc. (A)	5,203	420,454
Scholar Rock Holding Corp. (A)	20,003	531,080
Seagen, Inc. (A)	21,011	3,361,760
SpringWorks Therapeutics, Inc. (A)	5,275	379,009
Stoke Therapeutics, Inc. (A)	8,117	202,113
Tenaya Therapeutics, Inc. (A)	15,168	298,051
Turning Point Therapeutics, Inc. (A)	13,414	510,537
Twist Bioscience Corp. (A)	7,707	736,019
Ultragenyx Pharmaceutical, Inc. (A)	32,389	2,436,624
uniQure NV (A)	9,702	270,201
Vertex Pharmaceuticals, Inc. (A)	28,672	5,359,944
Vir Biotechnology, Inc. (A)	9,500	450,490
Xencor, Inc. (A)	21,938	794,594
Zai Lab, Ltd., ADR (A)	9,760	675,880
Zentalis Pharmaceuticals, Inc. (A)	20,748	1,702,373
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Zymeworks, Inc. (A)	10,267	$206,469
		117,783,332
Health care equipment and supplies – 15.0%
Alcon, Inc.	11,338	895,574
AtriCure, Inc. (A)	7,215	457,431
Becton, Dickinson and Company	20,554	4,874,176
DexCom, Inc. (A)	6,230	3,504,936
Hologic, Inc. (A)	60,802	4,543,733
Inari Medical, Inc. (A)	3,405	281,049
Insulet Corp. (A)	6,654	1,919,280
Intuitive Surgical, Inc. (A)	45,742	14,835,960
iRhythm Technologies, Inc. (A)	9,279	979,862
Lantheus Holdings, Inc. (A)	19,081	510,989
Nevro Corp. (A)	5,485	477,634
Novocure, Ltd. (A)	12,041	1,127,519
Ortho Clinical Diagnostics Holdings PLC (A)	77,034	1,474,431
Outset Medical, Inc. (A)	14,028	664,927
Penumbra, Inc. (A)	11,506	2,826,449
PROCEPT BioRobotics Corp. (A)	11,607	378,736
Pulmonx Corp. (A)	5,987	193,380
Quidel Corp. (A)	9,464	1,396,508
Shockwave Medical, Inc. (A)	20,098	3,622,464
STERIS PLC	4,584	1,001,742
Stryker Corp.	34,866	8,250,342
Teleflex, Inc.	8,429	2,506,953
The Cooper Companies, Inc.	4,188	1,576,656
Zimmer Biomet Holdings, Inc.	9,548	1,141,941
		59,442,672
Health care providers and services – 16.8%
Agiliti, Inc. (A)	35,828	754,538
agilon health, Inc. (A)	18,285	402,270
Alignment Healthcare, Inc. (A)	41,832	678,097
Anthem, Inc.	17,756	7,213,020
Centene Corp. (A)	89,170	6,367,630
Cigna Corp.	18,845	3,616,356
Guardant Health, Inc. (A)	15,361	1,614,748
HCA Healthcare, Inc.	23,384	5,275,197
Humana, Inc.	17,670	7,416,276
Molina Healthcare, Inc. (A)	14,204	4,050,697
Oak Street Health, Inc. (A)	9,191	284,461
Option Care Health, Inc. (A)	36,079	913,159
Surgery Partners, Inc. (A)	18,669	828,157
UnitedHealth Group, Inc.	60,229	26,754,924
		66,169,530
Health care technology – 3.7%
Certara, Inc. (A)	19,230	517,864
Definitive Healthcare Corp. (A)	12,856	376,809
Doximity, Inc., Class A (A)	112,879	7,636,264
MultiPlan Corp. (A)	48,519	196,017
Phreesia, Inc. (A)	24,828	1,432,079
Schrodinger, Inc. (A)	4,255	166,711
Sema4 Holdings Corp. (A)	32,652	217,789
Sophia Genetics SA (A)	25,451	355,805
Veeva Systems, Inc., Class A (A)	12,809	3,619,567
		14,518,905
Life sciences tools and services – 18.4%
10X Genomics, Inc., Class A (A)	10,800	1,650,348
Adaptive Biotechnologies Corp. (A)	27,096	706,935
Agilent Technologies, Inc.	45,893	6,925,254
Avantor, Inc. (A)	93,211	3,679,970
Berkeley Lights, Inc. (A)	8,536	178,146
Bio-Techne Corp.	2,572	1,214,061
Bruker Corp.	42,792	3,465,724

22

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Danaher Corp.	50,437	$16,222,557
Evotec SE (A)	18,559	878,615
Lonza Group AG	1,697	1,368,372
Maravai LifeSciences Holdings, Inc., Class A (A)	20,090	922,935
Mettler-Toledo International, Inc. (A)	961	1,455,079
Olink Holding AB, ADR (A)	37,377	783,422
Pacific Biosciences of California, Inc. (A)	65,843	1,528,216
Quanterix Corp. (A)	12,583	502,943
Quantum-Si, Inc. (A)	41,200	266,976
Rapid Micro Biosystems, Inc., Class A (A)	13,669	168,402
Repligen Corp. (A)	3,094	886,431
Seer, Inc. (A)	56,122	1,252,082
SomaLogic, Inc. (A)	78,435	907,493
Thermo Fisher Scientific, Inc.	29,692	18,789,988
Waters Corp. (A)	2,922	958,621
West Pharmaceutical Services, Inc.	15,629	6,918,333
Wuxi Biologics Cayman, Inc. (A)(B)	65,500	883,581
		72,514,484
Pharmaceuticals – 13.9%
Arvinas, Inc. (A)	12,151	918,737
AstraZeneca PLC, ADR	148,773	8,157,224
ATAI Life Sciences NV (A)	12,728	139,753
Atea Pharmaceuticals, Inc. (A)	14,959	121,018
Cara Therapeutics, Inc. (A)	9,870	130,087
Catalent, Inc. (A)	17,101	2,200,215
Daiichi Sankyo Company, Ltd.	31,200	775,510
DICE Therapeutics, Inc. (A)	11,053	349,717
Eisai Company, Ltd.	7,300	441,178
Elanco Animal Health, Inc. (A)	19,283	554,193
Eli Lilly & Company	45,263	11,227,035
Longboard Pharmaceuticals, Inc. (A)	13,258	75,571
Merck & Company, Inc.	95,540	7,156,901
Merck KGaA	9,435	2,331,908
Pfizer, Inc.	271,372	14,580,818
Reata Pharmaceuticals, Inc., Class A (A)	4,198	359,349
Roche Holding AG	8,999	3,513,301
Royalty Pharma PLC, Class A	36,152	1,437,765
Theseus Pharmaceuticals, Inc. (A)	19,722	282,222
		54,752,502
		385,181,425
TOTAL COMMON STOCKS (Cost $253,371,068)		$389,524,684
PREFERRED SECURITIES – 0.7%
Health care – 0.7%
Health care equipment and supplies – 0.7%
Sartorius AG	4,209	2,895,501
TOTAL PREFERRED SECURITIES (Cost $643,287)		$2,895,501
WARRANTS – 0.0%
Sema4 Holdings Corp. (Expiration Date: 9-24-27; Strike Price: $11.50) (A)	7,150	13,442
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)	2,900	11,542
TOTAL WARRANTS (Cost $30,153)		$24,984
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 0.6%
Short-term funds – 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	1,000,016	$1,000,016
T. Rowe Price Government Reserve Fund, 0.0536% (D)	1,520,484	1,520,484
TOTAL SHORT-TERM INVESTMENTS (Cost $2,520,500)		$2,520,500
Total Investments (Health Sciences Fund) (Cost $256,565,008) – 100.0%		$394,965,669
Other assets and liabilities, net – (0.0%)		(48,623)
TOTAL NET ASSETS – 100.0%		$394,917,046
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-21.
High Yield Fund
		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.6%
Argentina – 0.3%
Provincia de Buenos Aires (3.900% to 9-1-22, then 5.250% to 9-1-23, then 6.375% to 9-1-24, then 6.625% thereafter), 09/01/2037 (A)		$968,484	$375,288
Republic of Argentina
1.000%, 07/09/2029		54,775	18,118
(0.500% to 7-9-23, then 0.750% to 7-9-27, then 1.750% thereafter), 07/09/2030		716,203	222,087
(1.125% to 7-9-22, then 1.500% to 7-9-23, then 3.625% to 7-9-24, then 4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035		476,895	134,251
			749,744
Brazil – 0.3%
Federative Republic of Brazil 10.000%, 01/01/2023 to 01/01/2027	BRL	4,175,000	756,198
Indonesia – 0.0%
Republic of Indonesia 8.375%, 03/15/2034	IDR	543,000,000	42,689
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $2,409,955)			$1,548,631
CORPORATE BONDS – 85.0%
Communication services – 11.9%
Allen Media LLC 10.500%, 02/15/2028 (A)		$2,150,000	2,290,825
Altice Financing SA 5.750%, 08/15/2029 (A)		1,050,000	1,000,036
Altice France Holding SA 10.500%, 05/15/2027 (A)		290,000	312,133
Altice France SA 5.125%, 07/15/2029 (A)		630,000	598,739

23

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
AMC Entertainment Holdings, Inc. (10.000% Cash or 12.000% PIK) 12.000%, 06/15/2026 (A)	$1,170,000	$1,189,013
CCO Holdings LLC
4.250%, 02/01/2031 to 01/15/2034 (A)	1,540,000	1,483,789
4.500%, 05/01/2032	760,000	756,869
Charter Communications Operating LLC 6.484%, 10/23/2045	250,000	341,653
Cinemark USA, Inc. 5.875%, 03/15/2026 (A)	640,000	632,301
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	930,000	955,575
CSC Holdings LLC
4.500%, 11/15/2031 (A)	600,000	580,500
6.500%, 02/01/2029 (A)	1,560,000	1,649,294
DIRECTV Holdings LLC 5.875%, 08/15/2027 (A)	830,000	844,567
DISH DBS Corp.
5.125%, 06/01/2029	1,020,000	895,713
5.750%, 12/01/2028 (A)	1,210,000	1,192,249
7.750%, 07/01/2026	2,000,000	2,055,000
Frontier Communications Holdings LLC
5.000%, 05/01/2028 (A)	300,000	300,843
6.750%, 05/01/2029 (A)	370,000	380,839
Gannett Holdings LLC 6.000%, 11/01/2026 (A)	860,000	860,757
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	29,775
5.250%, 08/15/2027 (A)	780,000	791,583
Intelsat Jackson Holdings SA 8.000%, 02/15/2024 (A)(B)	330,000	335,811
Match Group Holdings II LLC
3.625%, 10/01/2031 (A)	660,000	622,182
4.625%, 06/01/2028 (A)	510,000	517,655
News Corp. 3.875%, 05/15/2029 (A)	800,000	786,204
Playtika Holding Corp. 4.250%, 03/15/2029 (A)	700,000	664,209
Sprint Capital Corp. 8.750%, 03/15/2032	1,650,000	2,439,360
Sprint Corp.
7.625%, 02/15/2025	40,000	45,800
7.875%, 09/15/2023	120,000	131,850
Switch, Ltd.
3.750%, 09/15/2028 (A)	370,000	366,300
4.125%, 06/15/2029 (A)	350,000	351,584
Time Warner Cable LLC 7.300%, 07/01/2038	680,000	975,575
T-Mobile USA, Inc.
3.500%, 04/15/2031	190,000	193,108
3.500%, 04/15/2031 (A)	950,000	965,542
Univision Communications, Inc. 9.500%, 05/01/2025 (A)	350,000	375,375
UPC Holding BV 5.500%, 01/15/2028 (A)	400,000	409,500
Urban One, Inc. 7.375%, 02/01/2028 (A)	660,000	672,012
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)	370,000	361,675
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)	800,000	829,584
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/2028 (A)	510,000	502,595
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)		$900,000	$891,000
ZoomInfo Technologies LLC 3.875%, 02/01/2029 (A)		1,080,000	1,056,696
			32,635,670
Consumer discretionary – 17.0%
Academy, Ltd. 6.000%, 11/15/2027 (A)		650,000	687,375
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)		1,360,000	1,309,966
American Axle & Manufacturing, Inc.
5.000%, 10/01/2029 (C)		1,450,000	1,375,688
6.500%, 04/01/2027 (C)		670,000	694,710
American News Company LLC (8.500% Cash or 10.000% PIK) 8.500%, 09/01/2026 (A)		1,220,850	1,388,815
Bath & Body Works, Inc.
5.250%, 02/01/2028		1,640,000	1,758,900
6.625%, 10/01/2030 (A)		340,000	377,182
9.375%, 07/01/2025 (A)		370,000	449,550
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044		950,000	833,625
Boyne USA, Inc. 4.750%, 05/15/2029 (A)		680,000	685,100
Caesars Entertainment, Inc.
4.625%, 10/15/2029 (A)		810,000	789,750
6.250%, 07/01/2025 (A)		500,000	519,890
Carnival Corp.
5.750%, 03/01/2027 (A)		920,000	899,162
6.000%, 05/01/2029 (A)		620,000	602,538
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		980,000	929,902
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		920,000	901,600
Carrols Restaurant Group, Inc. 5.875%, 07/01/2029 (A)		470,000	403,034
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	541,750
Empire Communities Corp. 7.000%, 12/15/2025 (A)		900,000	922,032
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(B)		2,983,778	298
Ford Motor Company
3.250%, 02/12/2032		530,000	530,000
9.000%, 04/22/2025		660,000	801,705
Ford Motor Credit Company LLC
4.000%, 11/13/2030		2,490,000	2,611,388
5.113%, 05/03/2029		1,160,000	1,284,236
5.125%, 06/16/2025		210,000	226,985
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		770,000	800,800
Marston's Issuer PLC (3 month GBP LIBOR + 2.550%) 2.578%, 07/16/2035 (D)	GBP	380,000	379,036
Melco Resorts Finance, Ltd. 5.375%, 12/04/2029 (A)		$650,000	634,030
Mohegan Gaming & Entertainment 7.875%, 10/15/2024 (A)(C)		160,000	166,811
NCL Corp., Ltd.
5.875%, 03/15/2026 (A)		310,000	302,132
10.250%, 02/01/2026 (A)		923,000	1,056,835
12.250%, 05/15/2024 (A)		559,000	660,794
NMG Holding Company, Inc. 7.125%, 04/01/2026 (A)		680,000	711,212

24

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Nordstrom, Inc. 5.000%, 01/15/2044	$940,000	$873,274
Party City Holdings, Inc. 8.750%, 02/15/2026 (A)	740,000	746,068
PetSmart, Inc.
4.750%, 02/15/2028 (A)	500,000	506,053
7.750%, 02/15/2029 (A)	250,000	267,188
Rent-A-Center, Inc. 6.375%, 02/15/2029 (A)	640,000	656,275
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/2026 (A)	760,000	716,855
5.500%, 08/31/2026 to 04/01/2028 (A)	1,900,000	1,849,850
Sands China, Ltd. 5.400%, 08/08/2028	200,000	214,686
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	460,000	469,200
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	690,000	703,800
StoneMor, Inc. 8.500%, 05/15/2029 (A)	1,060,000	1,091,800
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	380,000	379,160
The Gap, Inc. 3.875%, 10/01/2031 (A)	790,000	756,046
The Michaels Companies, Inc.
5.250%, 05/01/2028 (A)	440,000	435,327
7.875%, 05/01/2029 (A)	800,000	794,000
TopBuild Corp. 3.625%, 03/15/2029 (A)	830,000	822,738
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	570,000	528,835
7.000%, 02/15/2029 (A)	2,930,000	2,856,750
13.000%, 05/15/2025 (A)	1,000,000	1,127,500
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	990,000	949,163
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	930,000
Wynn Macau, Ltd.
5.125%, 12/15/2029 (A)	300,000	268,500
5.625%, 08/26/2028 (A)	1,690,000	1,554,394
Wynn Resorts Finance LLC 7.750%, 04/15/2025 (A)	900,000	937,818
		46,672,111
Consumer staples – 1.0%
Kraft Heinz Foods Company
5.200%, 07/15/2045	580,000	738,193
5.500%, 06/01/2050	220,000	298,228
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	820,000	808,450
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	820,000	796,302
Vector Group, Ltd. 10.500%, 11/01/2026 (A)	140,000	144,152
		2,785,325
Energy – 11.6%
Antero Resources Corp. 5.375%, 03/01/2030 (A)	580,000	598,125
Apache Corp. 7.750%, 12/15/2029	320,000	395,200
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,790,000	1,710,077
Blue Racer Midstream LLC 6.625%, 07/15/2026 (A)	1,340,000	1,360,100
Cheniere Energy Partners LP
4.000%, 03/01/2031 (A)	650,000	663,000
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Cheniere Energy Partners LP (continued)
4.000%, 03/01/2031		$650,000	$653,375
Chesapeake Energy Corp. 5.500%, 02/01/2026 (A)		90,000	93,375
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)		990,000	975,150
Colgate Energy Partners III LLC 5.875%, 07/01/2029 (A)		1,770,000	1,756,725
Comstock Resources, Inc.
5.875%, 01/15/2030 (A)		500,000	500,785
7.500%, 05/15/2025 (A)		96,000	98,400
DCP Midstream Operating LP
6.450%, 11/03/2036 (A)		310,000	403,000
6.750%, 09/15/2037 (A)		1,000,000	1,320,000
Endeavor Energy Resources LP
5.750%, 01/30/2028 (A)		50,000	52,000
6.625%, 07/15/2025 (A)		550,000	578,188
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) 11/15/2026 (E)		230,000	235,175
EQM Midstream Partners LP
5.500%, 07/15/2028		620,000	657,200
6.000%, 07/01/2025 (A)		260,000	276,340
6.500%, 07/01/2027 (A)		490,000	529,200
6.500%, 07/15/2048		400,000	464,280
EQT Corp.
5.000%, 01/15/2029		1,000,000	1,095,000
6.625%, 02/01/2025		160,000	178,582
MEG Energy Corp.
5.875%, 02/01/2029 (A)		350,000	347,270
7.125%, 02/01/2027 (A)		1,200,000	1,227,000
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)		1,140,000	1,181,222
Oasis Petroleum, Inc. 6.375%, 06/01/2026 (A)		1,350,000	1,387,125
Occidental Petroleum Corp.
4.100%, 02/15/2047		160,000	152,400
4.400%, 04/15/2046		240,000	235,838
6.125%, 01/01/2031		330,000	384,549
6.600%, 03/15/2046		520,000	661,882
8.875%, 07/15/2030		1,000,000	1,313,175
PBF Holding Company LLC 9.250%, 05/15/2025 (A)		220,000	205,235
Penn Virginia Holdings LLC 9.250%, 08/15/2026 (A)		1,730,000	1,768,925
Petrobras Global Finance BV
5.750%, 02/01/2029		40,000	42,202
6.850%, 06/05/2115		580,000	562,600
Range Resources Corp.
8.250%, 01/15/2029 (A)		800,000	881,888
9.250%, 02/01/2026		520,000	558,620
Summit Midstream Holdings LLC 8.500%, 10/15/2026 (A)		430,000	433,225
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)		1,000,000	988,138
Targa Resources Partners LP 4.875%, 02/01/2031		800,000	858,000
Venture Global Calcasieu Pass LLC 3.875%, 11/01/2033 (A)		720,000	721,800
Vesta Energy Corp. 10.000%, 10/15/2025 (A)	CAD	920,000	691,377
Western Midstream Operating LP
3.950%, 06/01/2025		$80,000	82,717
4.350%, 02/01/2025		790,000	817,650
5.500%, 08/15/2048		810,000	935,550

25

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Western Midstream Operating LP (continued)
6.500%, 02/01/2050	$720,000	$822,269
		31,853,934
Financials – 8.9%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	550,000	545,875
AFC Gamma, Inc. 5.750%, 05/01/2027 (A)	720,000	711,686
AmWINS Group, Inc. 4.875%, 06/30/2029 (A)	1,220,000	1,200,456
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	700,000	665,000
Barclays PLC (8.000% to 6-15-24, then 5 Year CMT + 5.672%) 06/15/2024 (E)	400,000	438,400
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) 08/19/2025 (A)(E)	820,000	929,044
Burford Capital Global Finance LLC 6.250%, 04/15/2028 (A)	930,000	981,150
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)	720,000	667,800
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) 12/23/2025 (A)(E)	820,000	965,550
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) 08/21/2026 (A)(E)	1,350,000	1,436,063
FirstCash, Inc. 4.625%, 09/01/2028 (A)	930,000	925,424
Global Aircraft Leasing Company, Ltd. (6.500% Cash or 7.250% PIK) 6.500%, 09/15/2024 (A)	2,759,701	2,674,647
Highlands Holdings Bond Issuer, Ltd. (7.625% Cash or 8.375% PIK) 7.625%, 10/15/2025 (A)	687,637	727,204
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) 06/01/2032 (A)	640,000	641,660
Jane Street Group 4.500%, 11/15/2029 (A)	440,000	439,340
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	530,000	526,873
4.750%, 06/15/2029 (A)	490,000	487,550
LD Holdings Group LLC
6.125%, 04/01/2028 (A)	820,000	752,678
6.500%, 11/01/2025 (A)	760,000	726,340
Lloyds Banking Group PLC (6.750% to 6-27-26, then 5 Year CMT + 4.815%) 06/27/2026 (E)	610,000	684,926
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	425,250
6.500%, 05/01/2028 (A)	890,000	907,800
NMI Holdings, Inc. 7.375%, 06/01/2025 (A)	800,000	906,456
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	860,000	848,893
4.000%, 10/15/2033 (A)	890,000	872,200
Starwood Property Trust, Inc. 3.625%, 07/15/2026 (A)	360,000	355,853
StoneX Group, Inc. 8.625%, 06/15/2025 (A)	640,000	675,200
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) 01/31/2024 (A)(E)	$1,170,000	$1,256,475
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) 06/30/2035 (A)	790,000	857,457
		24,233,250
Health care – 8.5%
AdaptHealth LLC
4.625%, 08/01/2029 (A)	650,000	636,880
5.125%, 03/01/2030 (A)	960,000	949,814
Akumin, Inc. 7.000%, 11/01/2025 (A)	1,000,000	940,000
Bausch Health Americas, Inc. 9.250%, 04/01/2026 (A)	1,551,000	1,624,657
Bausch Health Companies, Inc. 6.250%, 02/15/2029 (A)	730,000	661,690
Cano Health LLC 6.250%, 10/01/2028 (A)	570,000	558,874
Centene Corp. 4.625%, 12/15/2029	600,000	642,000
Community Health Systems, Inc.
6.125%, 04/01/2030 (A)	1,660,000	1,589,450
6.625%, 02/15/2025 (A)	590,000	611,358
6.875%, 04/15/2029 (A)	1,240,000	1,218,762
Endo Luxembourg Finance Company I Sarl 6.125%, 04/01/2029 (A)	960,000	940,368
HCA, Inc. 5.625%, 09/01/2028	1,500,000	1,733,450
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/2029 (A)	1,440,000	1,422,000
5.250%, 10/01/2029 (A)	2,400,000	2,397,000
Option Care Health, Inc. 4.375%, 10/31/2029 (A)	740,000	736,448
Par Pharmaceutical, Inc. 7.500%, 04/01/2027 (A)	910,000	917,430
Radiology Partners, Inc. 9.250%, 02/01/2028 (A)	700,000	713,734
RegionalCare Hospital Partners Holdings, Inc. 9.750%, 12/01/2026 (A)	600,000	629,250
Tenet Healthcare Corp. 4.625%, 06/15/2028 (A)	1,000,000	1,020,410
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	500,000	521,613
Teva Pharmaceutical Finance Netherlands III BV 5.125%, 05/09/2029	1,910,000	1,867,216
U.S. Renal Care, Inc. 10.625%, 07/15/2027 (A)	1,000,000	1,022,500
		23,354,904
Industrials – 12.0%
AerCap Ireland Capital DAC 3.300%, 01/30/2032	360,000	362,747
Air Canada 3.875%, 08/15/2026 (A)	580,000	575,227
Allied Universal Holdco LLC
4.625%, 06/01/2028 (A)	420,000	406,350
6.000%, 06/01/2029 (A)	610,000	579,500
6.625%, 07/15/2026 (A)	500,000	513,850
Alta Equipment Group, Inc. 5.625%, 04/15/2026 (A)	950,000	970,473
American Airlines, Inc.
5.500%, 04/20/2026 (A)	200,000	204,250

26

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines, Inc. (continued)
5.750%, 04/20/2029 (A)		$1,150,000	$1,199,318
Anagram International, Inc. (5.000% Cash and 5.000% PIK) 10.000%, 08/15/2026 (A)		82,982	85,886
ATS Automation Tooling Systems, Inc. 4.125%, 12/15/2028 (A)		460,000	463,450
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)		680,000	705,500
CoreCivic, Inc. 8.250%, 04/15/2026		1,550,000	1,595,710
Cornerstone Building Brands, Inc. 6.125%, 01/15/2029 (A)		640,000	667,200
Covert Mergeco, Inc. 4.875%, 12/01/2029 (A)		470,000	472,312
CP Atlas Buyer, Inc. 7.000%, 12/01/2028 (A)		650,000	624,000
Delta Air Lines, Inc. 4.750%, 10/20/2028 (A)		660,000	723,184
Doman Building Materials Group, Ltd. 5.250%, 05/15/2026 (A)	CAD	770,000	596,736
Foundation Building Materials, Inc. 6.000%, 03/01/2029 (A)		$690,000	659,054
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)		1,240,000	1,205,286
Hawaiian Brand Intellectual Property, Ltd. 5.750%, 01/20/2026 (A)		780,000	797,059
Legends Hospitality Holding Company LLC 5.000%, 02/01/2026 (A)		1,340,000	1,352,998
Madison IAQ LLC 5.875%, 06/30/2029 (A)		1,210,000	1,164,081
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (A)		550,000	587,125
Park-Ohio Industries, Inc. 6.625%, 04/15/2027		360,000	333,000
PGT Innovations, Inc. 4.375%, 10/01/2029 (A)		470,000	465,888
PM General Purchaser LLC 9.500%, 10/01/2028 (A)		710,000	726,944
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)		1,500,000	1,524,120
Resideo Funding, Inc. 4.000%, 09/01/2029 (A)		840,000	802,200
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)		980,000	977,795
Sensata Technologies BV 4.000%, 04/15/2029 (A)		400,000	405,600
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)		792,000	866,139
SRM Escrow Issuer LLC 6.000%, 11/01/2028 (A)		1,000,000	1,034,820
The ADT Security Corp. 4.125%, 08/01/2029 (A)		860,000	836,888
Titan International, Inc. 7.000%, 04/30/2028		970,000	996,675
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/2027 (A)		590,000	599,989
TransDigm, Inc.
4.625%, 01/15/2029		720,000	689,782
8.000%, 12/15/2025 (A)		370,000	389,888
United Airlines 2020-1 Class B Pass Through Trust 4.875%, 01/15/2026		278,380	290,907
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines, Inc.
4.375%, 04/15/2026 (A)	$140,000	$140,557
4.625%, 04/15/2029 (A)	1,910,000	1,899,839
United Rentals North America, Inc. 5.250%, 01/15/2030	1,260,000	1,358,069
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	1,010,000	1,007,475
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	899,921
		32,757,792
Information technology – 4.9%
Alliance Data Systems Corp. 4.750%, 12/15/2024 (A)	600,000	608,250
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	439,138
Clarivate Science Holdings Corp. 4.875%, 07/01/2029 (A)	470,000	460,248
CommScope, Inc.
4.750%, 09/01/2029 (A)	710,000	686,925
8.250%, 03/01/2027 (A)	1,800,000	1,764,000
Elastic NV 4.125%, 07/15/2029 (A)	750,000	735,000
Gartner, Inc.
3.625%, 06/15/2029 (A)	1,130,000	1,122,938
3.750%, 10/01/2030 (A)	190,000	189,525
Helios Software Holdings, Inc. 4.625%, 05/01/2028 (A)	830,000	817,135
MPH Acquisition Holdings LLC 5.750%, 11/01/2028 (A)	860,000	768,105
NCR Corp. 5.125%, 04/15/2029 (A)	640,000	646,752
Open Text Holdings, Inc. 4.125%, 02/15/2030 (A)	550,000	547,250
Paysafe Finance PLC 4.000%, 06/15/2029 (A)	1,010,000	931,725
Rackspace Technology Global, Inc. 3.500%, 02/15/2028 (A)	900,000	843,309
Rocket Software, Inc. 6.500%, 02/15/2029 (A)	570,000	537,650
Shift4 Payments LLC 4.625%, 11/01/2026 (A)	600,000	621,072
Square, Inc. 3.500%, 06/01/2031 (A)	810,000	821,138
Vericast Corp. 11.000%, 09/15/2026 (A)	860,000	900,850
		13,441,010
Materials – 4.3%
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500%, 06/30/2027 (A)	740,000	756,650
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,250,000	1,212,063
Ardagh Packaging Finance PLC 5.250%, 08/15/2027 (A)	720,000	705,600
Ball Corp. 3.125%, 09/15/2031	700,000	673,614
Cascades, Inc. 5.375%, 01/15/2028 (A)	800,000	826,000
First Quantum Minerals, Ltd.
6.875%, 03/01/2026 to 10/15/2027 (A)	2,240,000	2,354,040
7.500%, 04/01/2025 (A)	246,000	252,740
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,500,000	1,848,615
Hudbay Minerals, Inc.
4.500%, 04/01/2026 (A)	250,000	245,625

27

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Hudbay Minerals, Inc. (continued)
6.125%, 04/01/2029 (A)	$500,000	$520,320
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	681,625
Midwest Vanadium Pty, Ltd. 11.500%, 02/15/2018 (A)(B)	1,953,148	23,692
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(B)	1,140,000	11
Olin Corp. 5.000%, 02/01/2030	560,000	585,200
Summit Materials LLC 5.250%, 01/15/2029 (A)	970,000	1,009,595
		11,695,390
Real estate – 3.8%
Diversified Healthcare Trust
4.375%, 03/01/2031	500,000	467,510
4.750%, 02/15/2028	800,000	757,320
9.750%, 06/15/2025	680,000	734,400
Five Point Operating Company LP 7.875%, 11/15/2025 (A)	1,240,000	1,285,285
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	580,000	575,650
5.000%, 03/01/2028 (A)	420,000	426,825
IIP Operating Partnership LP 5.500%, 05/25/2026	390,000	419,730
Kennedy-Wilson, Inc. 5.000%, 03/01/2031	710,000	725,102
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	297,000
4.625%, 08/01/2029	700,000	730,625
Park Intermediate Holdings LLC 5.875%, 10/01/2028 (A)	410,000	422,708
Realogy Group LLC
5.750%, 01/15/2029 (A)	520,000	525,850
7.625%, 06/15/2025 (A)	520,000	548,600
Service Properties Trust 5.500%, 12/15/2027	640,000	646,094
The GEO Group, Inc.
5.875%, 10/15/2024	480,000	432,000
6.000%, 04/15/2026 (C)	1,500,000	1,290,000
		10,284,699
Utilities – 1.1%
Calpine Corp. 5.000%, 02/01/2031 (A)	700,000	673,505
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	454,250
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	650,000	658,125
Superior Plus LP 4.500%, 03/15/2029 (A)	340,000	346,494
Talen Energy Supply LLC
6.625%, 01/15/2028 (A)	600,000	547,500
7.250%, 05/15/2027 (A)	285,000	264,474
7.625%, 06/01/2028 (A)	70,000	64,925
		3,009,273
TOTAL CORPORATE BONDS (Cost $235,493,267)		$232,723,358
CONVERTIBLE BONDS – 1.2%
Communication services – 0.3%
DISH Network Corp. 3.375%, 08/15/2026	1,050,000	967,840
High Yield Fund (continued)
	Shares or Principal Amount	Value
CONVERTIBLE BONDS (continued)
Consumer discretionary – 0.3%
Chegg, Inc. 4.241%, 09/01/2026 (F)	$130,000	$106,405
DraftKings, Inc. 4.081%, 03/15/2028 (A)(F)	350,000	271,159
Liberty Latin America, Ltd. 2.000%, 07/15/2024	90,000	88,481
NCL Corp., Ltd. 1.125%, 02/15/2027 (A)	190,000	174,040
The Cheesecake Factory, Inc. 0.375%, 06/15/2026	150,000	132,981
		773,066
Financials – 0.1%
Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/2022	160,000	160,778
Health care – 0.2%
Halozyme Therapeutics, Inc. 0.250%, 03/01/2027 (A)	630,000	528,806
Industrials – 0.3%
Spirit Airlines, Inc. 1.000%, 05/15/2026	980,000	865,340
TOTAL CONVERTIBLE BONDS (Cost $3,547,997)		$3,295,830
TERM LOANS (G) – 5.2%
Communication services – 0.1%
iHeartCommunications, Inc., 2020 Term Loan (1 month LIBOR + 3.000%) 3.090%, 05/01/2026	395,515	390,326
Consumer discretionary – 1.6%
Adtalem Global Education, Inc., 2021 Term Loan B (1 month LIBOR + 4.500%) 5.250%, 08/12/2028	870,000	867,825
Equinox Holdings, Inc., 2020 Term Loan B2 (3 month LIBOR + 9.000%) 10.000%, 03/08/2024	414,750	414,750
First Brands Group LLC, 2021 Term Loan (3 month LIBOR + 5.000%) 6.000%, 03/30/2027	368,150	370,451
Great Outdoors Group LLC, 2021 Term Loan B (3 month LIBOR + 4.250%) 5.000%, 03/06/2028	357,300	356,853
PetSmart, Inc., 2021 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 02/11/2028	538,650	535,822
Rent-A-Center, Inc., 2021 First Lien Term Loan B (1 month LIBOR + 3.250%) 3.750%, 02/17/2028	626,850	619,535
Spencer Spirit IH LLC, Term Loan B (1 month LIBOR + 6.000%) 6.090%, 06/19/2026	748,767	745,645
Truck Hero, Inc., 2021 Term Loan B (1 month LIBOR + 3.250%) 4.000%, 01/31/2028	358,200	355,066
		4,265,947
Financials – 0.6%
Acrisure LLC, 2020 Term Loan B (3 month LIBOR + 3.500%) 3.632%, 02/15/2027	531,900	519,267
Amerilife Holdings LLC, 2020 Term Loan (1 month LIBOR + 4.000%) 4.086%, 03/18/2027	177,778	176,223

28

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (G) (continued)
Financials (continued)
Asurion LLC, 2021 Term Loan B9 (1 month LIBOR + 3.250%) 3.340%, 07/31/2027	$796,000	$784,458
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (1 month LIBOR + 6.750%) 7.500%, 04/07/2028	250,000	253,750
		1,733,698
Health care – 0.5%
Eyecare Partners LLC, 2020 Term Loan (3 month LIBOR + 3.750%) 3.882%, 02/18/2027	572,149	564,568
US Renal Care, Inc., 2019 Term Loan B (1 month LIBOR + 5.000%) 5.090%, 06/26/2026	812,188	788,090
		1,352,658
Industrials – 0.8%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (3 month LIBOR + 3.750%) 4.250%, 05/12/2028	800,000	792,400
CoreCivic, Inc., 2019 Term Loan (1 month LIBOR + 4.500%) 5.500%, 12/18/2024	176,675	174,908
Delta Topco, Inc., 2020 Term Loan B (3 month LIBOR + 3.750%) 4.500%, 12/01/2027	696,500	694,034
Mileage Plus Holdings LLC, 2020 Term Loan B (3 month LIBOR + 5.250%) 6.250%, 06/21/2027	480,000	500,102
		2,161,444
Information technology – 1.4%
Dcert Buyer, Inc., 2019 Term Loan B (1 month LIBOR + 4.000%) 4.090%, 10/16/2026	696,465	693,463
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month LIBOR + 7.000%) 7.090%, 02/19/2029	880,000	885,342
Global Tel*Link Corp., 2018 1st Lien Term Loan (1 month LIBOR + 4.250%) 4.340%, 11/29/2025	797,702	764,422
Peraton Corp., Term Loan B (1 month LIBOR + 3.750%) 4.500%, 02/01/2028	447,750	446,152
Redstone Holdco 2 LP, 2021 2nd Lien Term Loan (3 month LIBOR + 7.750%) 8.500%, 04/27/2029	570,000	514,425
Redstone Holdco 2 LP, 2021 Term Loan (3 month LIBOR + 4.750%) 5.500%, 04/27/2028	500,000	473,750
Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%) 8.750%, 06/16/2026	156,557	143,389
		3,920,943
Materials – 0.2%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (3 month LIBOR + 5.000% or 12.500% PIK) 5.000%, 12/31/2027 (H)	477,510	477,510
TOTAL TERM LOANS (Cost $14,388,732)		$14,302,526
ASSET BACKED SECURITIES – 5.0%
AMMC CLO, Ltd. Series 2017-20A, Class E (3 month LIBOR + 5.810%) 6.000%, 04/17/2029 (A)(D)	700,000	679,300
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month LIBOR + 3.400%) 3.599%, 04/15/2034 (A)(D)	$410,000	$407,527
Ballyrock CLO, Ltd. Series 2016-1A, Class ER (3 month LIBOR + 6.950%) 7.191%, 10/15/2028 (A)(D)	250,000	250,472
Barings CLO, Ltd. Series 2020-4A, Class E (3 month LIBOR + 5.680%) 5.904%, 01/20/2032 (A)(D)	350,000	341,754
Benefit Street Partners CLO XI, Ltd. Series 2017-12A, Class C (3 month LIBOR + 3.050%) 3.291%, 10/15/2030 (A)(D)	250,000	245,218
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month LIBOR + 6.530%) 1.000%, 04/19/2034 (A)(D)	170,000	168,241
BlueMountain CLO, Ltd.
Series 2012-2A, Class ER2 (3 month LIBOR + 5.750%) 5.932%, 11/20/2028 (A)(D)	250,000	244,254
Series 2016-2A, Class DR (3 month LIBOR + 7.790%) 7.972%, 08/20/2032 (A)(D)	375,000	378,041
Cathedral Lake VI, Ltd. Series 2021-6A, Class E (3 month LIBOR + 7.210%) 7.329%, 04/25/2034 (A)(D)	125,000	117,645
Cook Park CLO, Ltd. Series 2018-1A, Class E (3 month LIBOR + 5.400%) 5.623%, 04/17/2030 (A)(D)	750,000	730,685
Cumberland Park CLO, Ltd. Series 2015-2A, Class ER (3 month LIBOR + 5.650%) 5.874%, 07/20/2028 (A)(D)	250,000	250,061
Dryden 70 CLO, Ltd. Series 2018-70A, Class E (3 month LIBOR + 6.050%) 6.234%, 01/16/2032 (A)(D)	750,000	740,234
Goldentree Loan Management U.S. CLO 6, Ltd. Series 2019-6A, Class E (3 month LIBOR + 5.220%) 5.408%, 01/20/2033 (A)(D)	550,000	528,757
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month LIBOR + 2.500%) 2.741%, 04/15/2031 (A)(D)	530,000	518,689
Series 2018-1A, Class E (3 month LIBOR + 4.950%) 5.191%, 04/15/2031 (A)(D)	750,000	716,727
Greywolf CLO IV, Ltd. Series 2019-1RA, Class CR (3 month LIBOR + 3.650%) 3.831%, 04/17/2034 (A)(D)	390,000	389,991
Grippen Park CLO, Ltd. Series 2017-1A, Class E (3 month LIBOR + 5.700%) 5.924%, 01/20/2030 (A)(D)	440,000	433,274
Halsey Point CLO I, Ltd. Series 2019-1A, Class E (3 month LIBOR + 7.700%) 7.924%, 01/20/2033 (A)(D)	600,000	600,799

29

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
LCM XXII, Ltd. Series 2022-A, Class DR (3 month LIBOR + 5.500%) 5.724%, 10/20/2028 (A)(D)	$500,000	$469,775
Madison Park Funding XIII, Ltd. Series 2014-13A, Class DR2 (3 month LIBOR + 2.850%) 3.073%, 04/19/2030 (A)(D)	1,000,000	985,978
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month LIBOR + 3.120%) 3.304%, 07/15/2031 (A)(D)	670,000	636,341
Oaktree CLO, Ltd. Series 2019-1A, Class D (3 month LIBOR + 3.800%) 4.022%, 04/22/2030 (A)(D)	250,000	241,350
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month LIBOR + 3.600%) 3.805%, 10/30/2030 (A)(D)	1,000,000	988,692
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month LIBOR + 6.250%) 6.412%, 04/20/2034 (A)(D)	200,000	199,425
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month LIBOR + 7.250%) 7.412%, 07/20/2034 (A)(D)	390,000	386,170
Shackleton CLO, Ltd. Series 2013-3A, Class DR (3 month LIBOR + 3.020%) 3.261%, 07/15/2030 (A)(D)	500,000	474,555
Symphony CLO, Ltd. Series 2020-22A, Class D (3 month LIBOR + 3.150%) 3.340%, 04/18/2033 (A)(D)	500,000	501,430
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month LIBOR + 3.100%) 3.225%, 10/13/2032 (A)(D)	600,000	600,000
Voya CLO, Ltd. Series 2017-1A, Class C (3 month LIBOR + 3.330%) 3.553%, 04/17/2030 (A)(D)	500,000	494,204
TOTAL ASSET BACKED SECURITIES (Cost $13,735,172)		$13,719,589
COMMON STOCKS – 0.6%
Communication services – 0.0%
New Cotai, Inc., Class B (H)(I)(J)	11	0
Consumer discretionary – 0.0%
Party City Holdco, Inc. (J)	14,839	81,615
Energy – 0.6%
Berry Corp.	110,224	897,205
Hercules Offshore, Inc. (H)(J)	120,022	11,126
KCAD Holdings I, Ltd. (H)(I)(J)	752,218,031	752
MWO Holdings LLC (H)(I)(J)	1,134	8,584
Oasis Petroleum, Inc.	5,752	689,665
Permian Production (J)	35,417	1,771
		1,609,103
TOTAL COMMON STOCKS (Cost $15,821,283)		$1,690,718
PREFERRED SECURITIES – 0.6%
Energy – 0.4%
MPLX LP, 8.461%	17,615	484,413
High Yield Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Energy (continued)
Targa Resources Corp., 9.500%	500	$539,536
		1,023,949
Financials – 0.2%
B. Riley Financial, Inc., 5.250%	13,100	328,024
B. Riley Financial, Inc., 6.000%	11,650	299,056
		627,080
TOTAL PREFERRED SECURITIES (Cost $1,716,238)		$1,651,029
SHORT-TERM INVESTMENTS – 1.2%
Short-term funds – 1.2%
John Hancock Collateral Trust, 0.0000% (K)(L)	330,465	3,306,332
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 0.0101% (K)	3	3
TOTAL SHORT-TERM INVESTMENTS (Cost $3,306,226)		$3,306,335
Total Investments (High Yield Fund) (Cost $290,418,870) – 99.4%		$272,238,016
Other assets and liabilities, net – 0.6%		1,583,790
TOTAL NET ASSETS – 100.0%		$273,821,806
Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	Pound Sterling
IDR	Indonesian Rupiah
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $194,208,768 or 70.9% of the fund's net assets as of 11-30-21.
(B)	Non-income producing - Issuer is in default.
(C)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $3,039,499.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 11-30-21.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

30

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	156	Long	Mar 2022	$18,846,802	$18,938,156	$91,354
						$91,354

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	587,667	USD	800,984	MSCS	1/18/2022	—	$(18,746)
MXN	3,526,523	USD	167,594	MSCS	1/18/2022	—	(4,638)
USD	974,727	CAD	1,223,846	MSCS	1/18/2022	$16,229	—
USD	294,093	EUR	254,004	BNP	1/18/2022	5,514	—
						$21,743	$(23,384)

SWAPS
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Ford Motor Credit Company LLC	0.898%	400,000	USD	$400,000	5.000%	Quarterly	Jun 2023	$(13,511)	$42,980	$29,469
Centrally cleared	Occidental Petroleum Corp.	1.940%	810,000	USD	810,000	1.000%	Quarterly	Jun 2026	(33,914)	2,992	(30,922)
					$1,210,000				$(47,425)	$45,972	$(1,453)
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 87.4%
Australia - 1.5%
Afterpay, Ltd. (A)	4,222	$323,324
AGL Energy, Ltd.	11,686	44,645
Ampol, Ltd.	4,484	90,942
APA Group	22,048	149,082
Aristocrat Leisure, Ltd.	11,761	365,534
ASX, Ltd.	3,890	248,620
Aurizon Holdings, Ltd.	37,054	88,614
AusNet Services, Ltd.	35,241	63,650
Australia & New Zealand Banking Group, Ltd.	54,857	1,036,912
BHP Group PLC	83,044	2,269,259
BHP Group, Ltd.	57,400	1,607,991
BlueScope Steel, Ltd.	10,028	139,382
Brambles, Ltd.	28,407	201,255
Cochlear, Ltd.	1,266	194,671
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Coles Group, Ltd.	25,755	$328,886
Commonwealth Bank of Australia	34,588	2,283,542
Computershare, Ltd.	10,598	143,238
Crown Resorts, Ltd. (A)	7,488	58,509
CSL, Ltd.	8,849	1,924,106
Dexus	20,974	165,788
Domino's Pizza Enterprises, Ltd.	1,160	106,123
Endeavour Group, Ltd.	26,110	126,821
Evolution Mining, Ltd.	33,773	96,525
Fortescue Metals Group, Ltd.	32,972	395,953
Goodman Group	32,476	566,843
Insurance Australia Group, Ltd.	50,351	158,158
Lendlease Corp., Ltd.	13,392	100,934
Macquarie Group, Ltd.	6,801	947,124

31

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Magellan Financial Group, Ltd.	3,141	$73,521
Medibank Private, Ltd.	53,802	131,454
Mirvac Group	77,100	156,105
MMG, Ltd. (A)	172,000	62,294
National Australia Bank, Ltd.	64,137	1,239,324
Newcrest Mining, Ltd.	15,750	261,267
Northern Star Resources, Ltd.	20,939	139,785
Oil Search, Ltd.	37,735	101,477
Orica, Ltd.	8,125	81,326
Origin Energy, Ltd.	33,569	114,313
Qantas Airways, Ltd. (A)	18,600	66,489
QBE Insurance Group, Ltd.	30,175	248,268
Ramsay Health Care, Ltd.	3,559	168,454
REA Group, Ltd.	1,011	115,735
Reece, Ltd.	5,641	93,229
Rio Tinto, Ltd.	7,285	483,380
Santos, Ltd.	36,298	163,676
Scentre Group	100,517	219,993
SEEK, Ltd.	6,420	157,531
Sonic Healthcare, Ltd.	8,817	266,604
South32, Ltd.	90,445	226,010
Stockland	47,065	145,303
Suncorp Group, Ltd.	26,095	199,942
Sydney Airport (A)	25,865	152,337
Tabcorp Holdings, Ltd.	43,194	152,062
Telstra Corp., Ltd.	80,798	232,856
The GPT Group	37,120	138,504
Transurban Group	59,171	571,180
Treasury Wine Estates, Ltd.	14,007	120,262
Vicinity Centres	74,502	89,286
Washington H. Soul Pattinson & Company, Ltd.	4,105	90,498
Wesfarmers, Ltd.	21,981	886,042
Westpac Banking Corp.	70,953	1,027,960
WiseTech Global, Ltd.	2,815	103,121
Woodside Petroleum, Ltd.	18,456	280,020
Woolworths Group, Ltd.	24,503	709,415
		23,695,454
Austria - 0.2%
Erste Group Bank AG	21,981	963,053
OMV AG	11,589	615,430
Raiffeisen Bank International AG	11,266	335,049
Verbund AG	5,325	556,856
voestalpine AG	9,088	306,696
		2,777,084
Belgium - 0.5%
Ageas SA/NV	10,771	557,019
Anheuser-Busch InBev SA/NV	45,132	2,518,457
Elia Group SA/NV	1,747	217,643
Etablissements Franz Colruyt NV	3,196	150,036
Groupe Bruxelles Lambert SA	6,685	725,985
KBC Group NV	14,670	1,231,399
Proximus SADP (B)	8,841	160,703
Sofina SA	919	427,068
Solvay SA	4,379	489,958
UCB SA	7,505	820,665
Umicore SA	11,574	565,954
		7,864,887
Brazil - 0.8%
Ambev SA	268,200	766,170
Americanas SA (A)	25,210	135,964
Atacadao SA	28,000	76,352
B3 SA - Brasil Bolsa Balcao	350,560	692,783
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Banco Bradesco SA	82,808	$250,699
Banco BTG Pactual SA	68,500	255,146
Banco do Brasil SA	48,500	274,685
Banco Inter SA	19,500	125,668
Banco Santander Brasil SA	23,400	137,190
BB Seguridade Participacoes SA	41,300	153,392
BRF SA (A)	36,600	128,579
CCR SA	67,600	148,022
Centrais Eletricas Brasileiras SA	17,600	102,153
Cia de Saneamento Basico do Estado de Sao Paulo	19,400	116,224
Cia Siderurgica Nacional SA	39,400	152,502
Cosan SA	58,500	221,124
CPFL Energia SA	12,700	59,639
Energisa SA	9,900	80,107
Engie Brasil Energia SA	10,225	70,078
Equatorial Energia SA	50,700	203,545
Hapvida Participacoes e Investimentos SA (C)	64,900	125,948
Hypera SA	21,900	105,646
JBS SA	49,800	315,798
Klabin SA	39,900	169,413
Localiza Rent a Car SA	34,545	314,059
Lojas Renner SA	56,143	284,117
Magazine Luiza SA	166,500	231,009
Natura & Company Holding SA (A)	50,500	239,751
Notre Dame Intermedica Participacoes SA	29,700	324,691
Petroleo Brasileiro SA	209,900	1,125,321
Raia Drogasil SA	60,300	240,048
Rede D'Or Sao Luiz SA (C)	22,600	201,685
Rumo SA (A)	72,300	225,960
Suzano SA (A)	42,327	422,830
Telefonica Brasil SA	28,500	254,945
TIM SA	48,600	119,299
TOTVS SA	29,500	166,290
Ultrapar Participacoes SA	41,100	105,494
Vale SA	224,470	2,792,973
Via S/A (A)	74,800	75,441
Vibra Energia SA	65,800	254,686
WEG SA	95,140	545,437
XP, Inc., BDR (A)	134	3,826
		12,794,689
Canada - 6.8%
Agnico Eagle Mines, Ltd.	14,205	708,109
Air Canada (A)	10,808	175,981
Algonquin Power & Utilities Corp.	37,288	504,685
Alimentation Couche-Tard, Inc., Class B	48,222	1,766,636
AltaGas, Ltd. (B)	17,335	329,751
Atco, Ltd., Class I	5,238	170,698
B2Gold Corp.	63,264	250,590
Ballard Power Systems, Inc. (A)	14,065	214,149
Bank of Montreal	37,831	3,939,909
Barrick Gold Corp.	103,493	1,967,052
BCE, Inc.	5,380	270,758
BlackBerry, Ltd. (A)	31,307	298,255
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (A)	349	20,028
Brookfield Asset Management, Inc., Class A	74,724	4,173,009
Brookfield Infrastructure Corp., Class A (B)	1,675	98,959
CAE, Inc. (A)	17,335	416,599
Cameco Corp.	23,128	539,343

32

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Canadian Apartment Properties REIT	5,340	$237,686
Canadian Imperial Bank of Commerce	26,316	2,934,529
Canadian National Railway Company	41,261	5,227,998
Canadian Natural Resources, Ltd.	68,847	2,815,427
Canadian Pacific Railway, Ltd.	38,908	2,722,905
Canadian Tire Corp., Ltd., Class A	3,494	461,800
Canadian Utilities, Ltd., Class A	8,421	226,107
Canopy Growth Corp. (A)(B)	13,646	146,560
CCL Industries, Inc., Class B	9,059	444,564
Cenovus Energy, Inc.	76,665	909,814
CGI, Inc. (A)	13,114	1,095,562
CI Financial Corp.	1,189	26,210
Constellation Software, Inc.	1,173	1,995,959
Dollarama, Inc.	17,294	747,022
Emera, Inc.	15,329	704,262
Empire Company, Ltd., Class A	10,421	298,815
Enbridge, Inc.	118,076	4,430,219
Fairfax Financial Holdings, Ltd.	1,567	695,456
First Capital Real Estate Investment Trust	895	12,275
First Quantum Minerals, Ltd.	34,385	732,947
FirstService Corp.	2,343	450,350
Fortis, Inc.	28,063	1,213,951
Franco-Nevada Corp.	11,124	1,525,463
George Weston, Ltd.	4,556	480,833
GFL Environmental, Inc.	9,126	351,695
Gildan Activewear, Inc.	11,898	481,993
Great-West Lifeco, Inc.	18,397	534,002
Hydro One, Ltd. (C)	20,096	491,290
iA Financial Corp., Inc.	6,992	371,535
IGM Financial, Inc.	5,781	208,939
Imperial Oil, Ltd. (B)	15,223	503,243
Intact Financial Corp.	10,463	1,298,364
Ivanhoe Mines, Ltd., Class A (A)	35,652	282,994
Keyera Corp. (B)	13,351	293,263
Kinross Gold Corp.	75,292	446,760
Kirkland Lake Gold, Ltd.	15,513	613,379
Lightspeed Commerce, Inc. (A)	6,214	314,336
Loblaw Companies, Ltd.	10,316	777,667
Lundin Mining Corp.	39,640	311,237
Magna International, Inc.	16,841	1,262,300
Metro, Inc.	14,691	701,056
National Bank of Canada	19,784	1,537,405
Northland Power, Inc.	13,527	404,926
Nutrien, Ltd.	33,308	2,207,931
Nuvei Corp. (A)(C)	3,306	325,541
Onex Corp.	4,867	353,638
Open Text Corp.	16,327	774,013
Pan American Silver Corp.	12,273	313,490
Parkland Corp.	9,013	232,689
Pembina Pipeline Corp.	32,206	952,982
Power Corp. of Canada	34,311	1,106,858
Quebecor, Inc., Class B	10,299	229,207
Restaurant Brands International, Inc.	16,337	914,013
RioCan Real Estate Investment Trust	10,375	172,585
Ritchie Brothers Auctioneers, Inc.	6,498	441,067
Rogers Communications, Inc., Class B	21,116	944,844
Royal Bank of Canada	83,190	8,224,899
Saputo, Inc.	15,095	334,171
Shaw Communications, Inc., Class B	26,883	778,638
Shopify, Inc., Class A (A)	6,533	9,926,611
SmartCentres Real Estate Investment Trust	809	18,885
Sun Life Financial, Inc.	35,700	1,895,597
Suncor Energy, Inc.	87,811	2,139,167
TC Energy Corp.	57,145	2,680,440
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Teck Resources, Ltd., Class B	27,507	$729,529
TELUS Corp. (B)	27,511	628,847
The Bank of Nova Scotia	70,960	4,431,632
The Toronto-Dominion Bank	105,702	7,459,419
Thomson Reuters Corp.	10,363	1,239,958
TMX Group, Ltd.	3,562	345,674
Toromont Industries, Ltd.	4,943	415,190
West Fraser Timber Company, Ltd.	5,648	464,414
Wheaton Precious Metals Corp.	26,168	1,094,285
WSP Global, Inc.	6,896	959,216
Yamana Gold, Inc.	57,508	229,591
		110,532,630
Chile - 0.1%
Antofagasta PLC	15,293	279,598
Banco de Chile	3,106,736	300,326
Banco de Credito e Inversiones SA	3,727	126,148
Banco Santander Chile	4,270,228	190,588
Cencosud SA	96,369	153,864
Cencosud Shopping SA	41,851	44,243
Cia Cervecerias Unidas SA	9,863	78,170
Colbun SA	544,040	35,671
Empresas CMPC SA	78,113	126,416
Empresas COPEC SA	26,921	198,708
Enel Americas SA	1,466,071	188,901
Enel Chile SA	1,954,183	85,270
Falabella SA	51,234	158,577
		1,966,480
China - 7.4%
360 DigiTech, Inc., ADR (A)	5,100	118,728
3SBio, Inc. (A)(C)	73,100	62,493
51job, Inc., ADR (A)	1,800	103,860
AAC Technologies Holdings, Inc.	42,600	186,062
Agile Group Holdings, Ltd.	71,900	47,290
Agora, Inc., ADR (A)	2,900	60,610
Agricultural Bank of China, Ltd., H Shares	1,545,200	510,337
Air China, Ltd., H Shares (A)	103,300	64,993
Airtac International Group	9,000	275,441
Akeso, Inc. (A)(C)	17,000	107,234
Alibaba Group Holding, Ltd. (A)	928,346	14,348,599
A-Living Smart City Services Company, Ltd. (C)	33,750	79,292
Aluminum Corp. of China, Ltd., H Shares (A)	232,600	113,553
Anhui Conch Cement Company, Ltd., H Shares	73,100	332,812
Anhui Gujing Distillery Company, Ltd., B Shares	6,200	85,563
ANTA Sports Products, Ltd.	63,900	1,020,403
Autohome, Inc., ADR	4,500	153,765
AviChina Industry & Technology Company, Ltd., H Shares	149,000	98,000
Baidu, Inc., ADR (A)	16,400	2,457,376
Bank of China, Ltd., H Shares	4,708,600	1,634,997
Bank of Communications Company, Ltd., H Shares	514,900	299,796
Baozun, Inc., ADR (A)	3,500	48,265
BeiGene, Ltd., ADR (A)	2,700	938,331
Beijing Capital International Airport Company, Ltd., H Shares (A)	104,900	60,890
Bilibili, Inc., ADR (A)(B)	9,800	646,898
Burning Rock Biotech, Ltd., ADR (A)	2,500	38,650
BYD Company, Ltd., H Shares	46,500	1,829,012

33

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
BYD Electronic International Company, Ltd.	39,900	$147,612
CanSino Biologics, Inc., H Shares (A)(C)	4,800	105,385
CGN Power Company, Ltd., H Shares (C)	627,000	171,458
China Aoyuan Group, Ltd.	77,000	21,522
China Bohai Bank Company, Ltd., H Shares (C)	185,500	54,906
China Cinda Asset Management Company, Ltd., H Shares	572,200	91,429
China CITIC Bank Corp., Ltd., H Shares	521,000	223,615
China Communications Services Corp., Ltd., H Shares	139,200	66,267
China Conch Venture Holdings, Ltd.	96,800	473,151
China Construction Bank Corp., H Shares	5,702,500	3,715,786
China East Education Holdings, Ltd. (A)(C)	31,000	32,396
China Everbright Bank Company, Ltd., H Shares	179,000	61,371
China Evergrande Group	125,900	37,036
China Feihe, Ltd. (C)	210,000	280,921
China Galaxy Securities Company, Ltd., H Shares	216,500	119,328
China Hongqiao Group, Ltd.	135,500	131,167
China Huarong Asset Management Company, Ltd., H Shares (A)(C)(D)	650,600	34,040
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., H Shares (C)	85,600	207,079
China Lesso Group Holdings, Ltd.	65,000	94,395
China Life Insurance Company, Ltd., H Shares	447,200	735,493
China Literature, Ltd. (A)(C)	24,000	167,540
China Longyuan Power Group Corp., Ltd., H Shares	196,700	402,068
China Medical System Holdings, Ltd.	81,300	133,153
China Meidong Auto Holdings, Ltd.	32,000	154,714
China Merchants Bank Company, Ltd., H Shares	230,700	1,787,218
China Minsheng Banking Corp., Ltd., H Shares (B)	330,020	126,889
China Molybdenum Company, Ltd., H Shares	195,100	119,692
China National Building Material Company, Ltd., H Shares	229,700	246,771
China Oilfield Services, Ltd., H Shares	106,000	83,468
China Pacific Insurance Group Company, Ltd., H Shares	157,600	457,136
China Petroleum & Chemical Corp., H Shares	1,439,300	627,405
China Railway Group, Ltd., H Shares	235,600	112,008
China Resources Mixc Lifestyle Services, Ltd. (C)	33,000	162,822
China Resources Pharmaceutical Group, Ltd. (C)	103,600	45,052
China Shenhua Energy Company, Ltd., H Shares	199,500	413,330
China Southern Airlines Company, Ltd., H Shares (A)	96,800	53,454
China Tower Corp., Ltd., H Shares (C)	2,466,000	312,129
China Vanke Company, Ltd., H Shares	99,200	225,052
China Yuhua Education Corp., Ltd. (C)	86,000	41,056
Chinasoft International, Ltd. (A)	154,000	256,052
Chindata Group Holdings, Ltd., ADR (A)	5,200	49,192
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Chongqing Rural Commercial Bank Company, Ltd., H Shares	142,700	$48,689
CIFI Ever Sunshine Services Group, Ltd.	44,000	74,029
CIFI Holdings Group Company, Ltd.	192,000	104,381
CITIC Securities Company, Ltd., H Shares	136,200	323,807
CITIC, Ltd.	347,600	313,110
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	200,100	341,036
Country Garden Holdings Company, Ltd.	455,300	401,264
Country Garden Services Holdings Company, Ltd.	90,000	545,640
CSPC Pharmaceutical Group, Ltd.	534,096	553,729
Dada Nexus, Ltd., ADR (A)	3,600	65,052
Dali Foods Group Company, Ltd. (C)	117,000	61,380
Daqo New Energy Corp., ADR (A)	3,500	200,690
DiDi Global, Inc., ADR (A)(B)	17,800	135,814
Dongfeng Motor Group Company, Ltd., H Shares	163,300	151,596
ENN Energy Holdings, Ltd.	46,700	874,371
Flat Glass Group Company, Ltd., H Shares	24,000	104,666
Fosun International, Ltd.	153,000	166,974
Fuyao Glass Industry Group Company, Ltd., H Shares (C)	35,300	193,733
Ganfeng Lithium Company, Ltd., H Shares (C)	15,400	297,641
Gaotu Techedu, Inc., ADR (A)(B)	6,800	18,156
GDS Holdings, Ltd., ADR (A)(B)	5,200	291,408
Genscript Biotech Corp. (A)	68,000	357,305
GF Securities Company, Ltd., H Shares	67,200	117,078
GOME Retail Holdings, Ltd. (A)(B)	685,200	59,595
Great Wall Motor Company, Ltd., H Shares	183,900	764,128
Greentown China Holdings, Ltd.	51,500	76,215
Greentown Service Group Company, Ltd.	86,000	82,413
Guangzhou Automobile Group Company, Ltd., H Shares	175,080	178,572
Guangzhou R&F Properties Company, Ltd., H Shares (B)	108,000	58,454
Guotai Junan Securities Company, Ltd., H Shares (C)	5,100	6,799
Haidilao International Holding, Ltd. (B)(C)	63,000	138,828
Haier Smart Home Company, Ltd., H Shares	133,520	498,242
Haitian International Holdings, Ltd.	38,400	106,071
Haitong Securities Company, Ltd., H Shares	163,300	137,109
Hangzhou Tigermed Consulting Company, Ltd., H Shares (C)	7,200	114,050
Hansoh Pharmaceutical Group Company, Ltd. (C)	70,000	143,485
Hello Group, Inc., ADR	9,300	107,601
Hengan International Group Company, Ltd.	38,600	186,411
HengTen Networks Group, Ltd. (A)(B)	168,000	70,732
Hua Hong Semiconductor, Ltd. (A)(C)	31,000	206,538
Huaneng Power International, Inc., H Shares (B)	205,700	91,828
Huatai Securities Company, Ltd., H Shares (C)	96,100	137,692
Huazhu Group, Ltd., ADR (A)	10,500	414,960
HUYA, Inc., ADR (A)	4,700	40,467
I-Mab, ADR (A)	1,900	114,874
Industrial & Commercial Bank of China, Ltd., H Shares	3,341,800	1,765,918
Innovent Biologics, Inc. (A)(C)	68,500	605,156

34

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
iQIYI, Inc., ADR (A)	16,800	$104,832
JD Health International, Inc. (A)(B)(C)	20,500	177,164
JD.com, Inc., ADR (A)	51,400	4,323,254
Jiangsu Expressway Company, Ltd., H Shares	72,900	70,892
Jiangxi Copper Company, Ltd., H Shares	65,400	105,097
Jinxin Fertility Group, Ltd. (A)(B)(C)	73,500	102,135
Jiumaojiu International Holdings, Ltd. (C)	43,000	88,816
Kaisa Group Holdings, Ltd. (A)	158,000	21,549
KE Holdings, Inc., ADR (A)	21,200	424,212
Kingdee International Software Group Company, Ltd. (A)	153,000	459,207
Kingsoft Cloud Holdings, Ltd., ADR (A)	3,300	57,024
Kingsoft Corp., Ltd.	57,000	246,652
Kuaishou Technology (A)(B)(C)	15,800	171,526
KWG Group Holdings, Ltd.	73,500	54,504
Lenovo Group, Ltd.	428,000	438,276
Li Auto, Inc., ADR (A)	32,100	1,137,624
Li Ning Company, Ltd.	133,000	1,504,309
Logan Group Company, Ltd.	82,000	79,119
Longfor Group Holdings, Ltd. (C)	107,400	509,803
Lufax Holding, Ltd., ADR (A)	10,800	68,904
Meituan, Class B (A)(C)	238,500	7,249,044
Microport Scientific Corp.	37,600	156,272
Ming Yuan Cloud Group Holdings, Ltd. (A)	22,000	62,710
Minth Group, Ltd.	44,000	204,351
NetEase, Inc., ADR	23,800	2,563,974
New China Life Insurance Company, Ltd., H Shares	54,600	145,854
New Oriental Education & Technology Group, Inc., ADR (A)	92,800	205,088
NIO, Inc., ADR (A)	80,600	3,153,878
Noah Holdings, Ltd., ADR (A)	2,100	76,503
Nongfu Spring Company, Ltd., H Shares (B)(C)	23,600	135,434
OneConnect Financial Technology Company, Ltd., ADR (A)	6,300	16,128
PetroChina Company, Ltd., H Shares	1,248,700	540,698
Pharmaron Beijing Company, Ltd., H Shares (C)	7,900	162,988
PICC Property & Casualty Company, Ltd., H Shares	418,950	358,178
Pinduoduo, Inc., ADR (A)	25,900	1,722,350
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	27,100	102,033
Ping An Insurance Group Company of China, Ltd., H Shares	375,300	2,601,671
Poly Property Services Company, Ltd., H Shares	6,800	46,244
Postal Savings Bank of China Company, Ltd., H Shares (C)	470,000	318,397
Powerlong Real Estate Holdings, Ltd.	82,000	49,395
RLX Technology, Inc., ADR (A)(B)	36,400	149,604
Sany Heavy Equipment International Holdings Company, Ltd.	64,000	66,444
Seazen Group, Ltd. (A)	130,000	93,230
Shandong Gold Mining Company, Ltd., H Shares (C)	37,000	66,665
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	148,000	208,247
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	30,100	155,527
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	61,280	$55,475
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	46,100	84,055
Shenzhou International Group Holdings, Ltd.	49,000	920,115
Shimao Services Holdings, Ltd. (C)	35,000	43,247
Silergy Corp.	5,000	845,094
Sinopharm Group Company, Ltd., H Shares	80,300	174,511
Sinotruk Hong Kong, Ltd.	41,500	61,413
Smoore International Holdings, Ltd. (C)	105,000	625,938
Sunac China Holdings, Ltd.	153,300	274,919
Sunac Services Holdings, Ltd. (C)	47,000	74,304
Sunny Optical Technology Group Company, Ltd.	42,200	1,271,099
TAL Education Group, ADR (A)	24,700	127,946
Tencent Holdings, Ltd.	340,700	19,869,311
Tencent Music Entertainment Group, ADR (A)	39,400	283,286
The People's Insurance Company Group of China, Ltd., H Shares	500,200	146,152
Tingyi Cayman Islands Holding Corp.	114,700	221,590
Tongcheng-Elong Holdings, Ltd. (A)	57,600	118,620
Topsports International Holdings, Ltd. (C)	92,000	106,975
TravelSky Technology, Ltd., H Shares	56,500	93,322
Trip.com Group, Ltd., ADR (A)	30,200	830,500
Tsingtao Brewery Company, Ltd., H Shares	31,000	250,586
Uni-President China Holdings, Ltd.	74,000	72,601
UP Fintech Holding, Ltd., ADR (A)(B)	4,900	29,596
Venus MedTech Hangzhou, Inc., H Shares (A)(C)	12,500	62,422
Vipshop Holdings, Ltd., ADR (A)	27,000	263,790
VNET Group, Inc., ADR (A)	5,500	53,460
Want Want China Holdings, Ltd.	281,500	237,617
Weibo Corp., ADR (A)	3,680	146,501
Weichai Power Company, Ltd., H Shares	116,000	205,732
Weimob, Inc. (A)(B)(C)	101,000	121,334
WuXi AppTec Company, Ltd., H Shares (C)	19,883	440,510
Wuxi Biologics Cayman, Inc. (A)(C)	213,000	2,873,326
Xiaomi Corp., Class B (A)(C)	850,400	2,115,330
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	46,000	100,820
Xinyi Solar Holdings, Ltd.	288,000	529,599
XPeng, Inc., ADR (A)	22,800	1,254,000
Yadea Group Holdings, Ltd. (C)	70,000	125,104
Yanzhou Coal Mining Company, Ltd., H Shares (B)	90,700	142,009
Yihai International Holding, Ltd. (A)(B)	28,000	150,227
Yum China Holdings, Inc.	24,884	1,246,688
Zai Lab, Ltd., ADR (A)	4,500	311,625
Zhaojin Mining Industry Company, Ltd., H Shares	58,500	61,153
Zhejiang Expressway Company, Ltd., H Shares	87,800	82,874
Zhenro Properties Group, Ltd.	79,000	44,527
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	29,600	100,880
Zhongsheng Group Holdings, Ltd.	34,500	282,584
Zhuzhou CRRC Times Electric Company, Ltd.	32,300	212,016

35

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zijin Mining Group Company, Ltd., H Shares	335,200	$444,794
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	84,000	55,030
ZTE Corp., H Shares	45,100	122,356
ZTO Express Cayman, Inc., ADR	25,700	812,377
		120,286,641
Colombia - 0.1%
Bancolombia SA	43,196	350,001
Ecopetrol SA	846,425	550,865
Grupo de Inversiones Suramericana SA	39,550	248,982
Interconexion Electrica SA ESP	74,390	415,243
		1,565,091
Czech Republic - 0.0%
CEZ AS	9,087	296,450
Komercni banka AS	4,307	164,489
Moneta Money Bank AS (A)(C)	19,758	84,177
		545,116
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series A	187	535,184
A.P. Moller - Maersk A/S, Series B	355	1,068,825
Ambu A/S, Class B	10,135	287,457
Carlsberg A/S, Class B	6,090	945,769
Chr. Hansen Holding A/S (B)	6,389	474,280
Coloplast A/S, B Shares	7,157	1,169,062
Danske Bank A/S	42,365	700,439
Demant A/S (A)	6,555	314,368
DSV A/S	12,233	2,663,440
Genmab A/S (A)	3,974	1,540,092
GN Store Nord A/S	7,567	435,784
Novo Nordisk A/S, B Shares	102,083	10,927,992
Novozymes A/S, B Shares	12,397	941,483
Orsted A/S (C)	11,462	1,473,762
Pandora A/S	6,065	754,623
Rockwool International A/S, B Shares	506	210,305
Tryg A/S	21,989	533,307
Vestas Wind Systems A/S	61,323	2,059,029
		27,035,201
Finland - 0.8%
Elisa OYJ	9,168	550,509
Fortum OYJ	28,844	829,322
Kesko OYJ, B Shares	17,753	557,392
Kone OYJ, B Shares	22,172	1,456,577
Neste OYJ	27,628	1,306,714
Nokia OYJ (A)	352,667	1,976,568
Nordea Bank ABP	206,071	2,440,493
Orion OYJ, Class B	6,824	280,902
Sampo OYJ, A Shares	32,942	1,616,370
Stora Enso OYJ, R Shares	38,197	646,643
UPM-Kymmene OYJ	34,791	1,261,548
Wartsila OYJ ABP	30,882	427,813
		13,350,851
France - 7.2%
Accor SA (A)	10,687	316,810
Aeroports de Paris (A)	1,869	218,501
Air Liquide SA	30,242	4,994,222
Airbus SE (A)	37,740	4,212,522
Alstom SA	20,210	720,318
Amundi SA (C)	4,001	332,856
Arkema SA	3,948	517,665
Atos SE	6,349	271,346
AXA SA	124,966	3,435,058
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
BioMerieux	2,648	$374,699
BNP Paribas SA	71,898	4,468,415
Bollore SA	55,155	295,933
Bouygues SA	14,539	491,052
Bureau Veritas SA	18,518	586,469
Capgemini SE	10,221	2,359,728
Carrefour SA	40,177	664,538
Cie de Saint-Gobain	32,355	2,052,260
Cie Generale des Etablissements Michelin SCA	10,780	1,590,802
CNP Assurances	11,655	284,137
Covivio	3,292	272,786
Credit Agricole SA	74,797	1,018,484
Danone SA	41,660	2,450,162
Dassault Aviation SA	1,631	154,576
Dassault Systemes SE	42,220	2,545,052
Edenred	15,648	699,985
Eiffage SA	5,439	506,569
Electricite de France SA	29,855	418,940
Engie SA	116,389	1,683,747
EssilorLuxottica SA	18,204	3,648,213
Eurazeo SE	2,464	202,065
Faurecia SE	7,483	321,602
Gecina SA	2,893	389,802
Getlink SE	27,814	410,951
Hermes International	2,018	3,786,974
Ipsen SA	2,387	232,957
Kering SA	4,787	3,686,404
Klepierre SA (A)	12,998	273,512
La Francaise des Jeux SAEM (C)	6,025	279,050
Legrand SA	17,053	1,873,348
L'Oreal SA	16,104	7,271,528
LVMH Moet Hennessy Louis Vuitton SE	17,720	13,778,917
Orange SA (B)	126,794	1,363,126
Orpea SA	3,268	308,801
Pernod Ricard SA (B)	13,360	3,065,565
Publicis Groupe SA	14,251	922,161
Remy Cointreau SA	1,428	334,891
Renault SA (A)	12,200	392,531
Safran SA	21,913	2,447,535
Sanofi	72,477	6,889,803
Sartorius Stedim Biotech	1,762	1,040,236
Schneider Electric SE	34,405	6,105,966
SCOR SE	10,327	324,150
SEB SA	1,747	258,926
Societe Generale SA	52,098	1,621,143
Sodexo SA (A)	5,647	475,123
Suez SA	22,172	495,757
Teleperformance	3,747	1,541,258
Thales SA	6,871	563,736
TotalEnergies SE	159,387	7,333,807
Ubisoft Entertainment SA (A)	5,903	302,564
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	7,941	522,679
Valeo	14,571	420,004
Veolia Environnement SA	41,690	1,336,961
Vinci SA	33,993	3,216,123
Vivendi SE	45,127	574,686
Wendel SE	1,661	189,921
Worldline SA (A)(C)	15,194	796,614
		116,937,022
Germany - 5.4%
adidas AG	12,428	3,594,382

36

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Allianz SE	27,125	$5,886,839
BASF SE	60,024	3,931,317
Bayer AG	64,064	3,231,215
Bayerische Motoren Werke AG	21,677	2,077,805
Bechtle AG	5,309	382,722
Beiersdorf AG	6,543	650,777
Brenntag SE	10,027	858,813
Carl Zeiss Meditec AG, Bearer Shares	2,641	529,121
Commerzbank AG (A)	63,823	448,259
Continental AG (A)	7,172	767,074
Covestro AG (C)	12,662	714,139
Daimler AG	55,923	5,237,337
Delivery Hero SE (A)(C)	10,561	1,401,554
Deutsche Bank AG (A)	135,677	1,628,365
Deutsche Boerse AG	12,429	1,951,631
Deutsche Lufthansa AG (A)	38,667	234,620
Deutsche Post AG	64,709	3,821,796
Deutsche Telekom AG	217,534	3,831,343
E.ON SE	145,589	1,796,030
Evonik Industries AG	13,683	411,410
Fresenius Medical Care AG & Company KGaA	13,379	797,685
Fresenius SE & Company KGaA	27,338	1,034,715
GEA Group AG	9,882	500,102
Hannover Rueck SE	4,084	713,803
HeidelbergCement AG	9,699	645,286
HelloFresh SE (A)	10,766	1,091,879
Henkel AG & Company KGaA	6,755	501,671
Infineon Technologies AG	85,439	3,862,977
KION Group AG	4,704	505,768
Knorr-Bremse AG	4,677	465,237
LANXESS AG	5,485	317,645
LEG Immobilien SE	4,692	656,505
Merck KGaA	8,440	2,085,981
MTU Aero Engines AG	3,513	653,998
Muenchener Rueckversicherungs-Gesellschaft AG	9,255	2,488,517
Nemetschek SE	3,727	471,026
Puma SE	6,869	829,918
Rational AG	330	303,984
RWE AG	41,842	1,611,328
SAP SE	68,164	8,735,265
Scout24 SE (C)	5,620	372,982
Siemens AG	49,953	7,963,258
Siemens Energy AG (A)	26,065	694,335
Siemens Healthineers AG (C)	18,365	1,333,889
Symrise AG	8,324	1,170,948
TeamViewer AG (A)(C)	10,412	141,129
Telefonica Deutschland Holding AG	65,518	174,744
Uniper SE	5,756	249,901
United Internet AG	6,208	232,631
Volkswagen AG	2,098	584,580
Vonovia SE	35,655	1,978,702
Zalando SE (A)(C)	14,478	1,316,676
		87,873,614
Hong Kong - 1.9%
AIA Group, Ltd.	559,800	5,893,267
Alibaba Health Information Technology, Ltd. (A)	239,100	219,913
Alibaba Pictures Group, Ltd. (A)	705,600	72,422
Beijing Enterprises Holdings, Ltd.	30,500	102,906
Beijing Enterprises Water Group, Ltd.	252,500	93,925
BOC Hong Kong Holdings, Ltd.	170,500	515,389
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Bosideng International Holdings, Ltd.	188,000	$132,300
Brilliance China Automotive Holdings, Ltd. (A)	193,500	82,238
Budweiser Brewing Company APAC, Ltd. (C)	79,800	202,639
China Education Group Holdings, Ltd. (B)	46,000	84,618
China Everbright Environment Group, Ltd.	221,200	146,308
China Everbright, Ltd.	63,100	67,633
China Gas Holdings, Ltd.	183,200	330,514
China Jinmao Holdings Group, Ltd.	324,900	99,135
China Mengniu Dairy Company, Ltd. (A)	186,900	1,047,499
China Merchants Port Holdings Company, Ltd.	86,300	132,798
China Overseas Land & Investment, Ltd.	228,000	524,162
China Overseas Property Holdings, Ltd.	75,000	70,116
China Power International Development, Ltd.	228,000	116,015
China Resources Beer Holdings Company, Ltd.	87,200	715,273
China Resources Cement Holdings, Ltd.	144,000	104,817
China Resources Gas Group, Ltd.	55,100	285,292
China Resources Land, Ltd.	189,700	792,513
China Resources Power Holdings Company, Ltd.	113,100	292,833
China State Construction International Holdings, Ltd.	121,500	122,847
China Taiping Insurance Holdings Company, Ltd.	101,000	140,502
China Traditional Chinese Medicine Holdings Company, Ltd.	164,000	78,939
China Youzan, Ltd. (A)	828,000	73,778
Chow Tai Fook Jewellery Group, Ltd.	91,200	163,065
CK Asset Holdings, Ltd.	92,500	529,101
CK Hutchison Holdings, Ltd.	126,000	788,787
CK Infrastructure Holdings, Ltd.	30,000	174,104
CLP Holdings, Ltd.	75,500	739,664
COSCO SHIPPING Ports, Ltd.	107,700	84,637
ESR Cayman, Ltd. (A)(C)	91,800	303,049
Far East Horizon, Ltd.	98,800	85,842
Futu Holdings, Ltd., ADR (A)(B)	2,400	113,976
Galaxy Entertainment Group, Ltd. (A)	101,000	549,079
Geely Automobile Holdings, Ltd.	347,300	1,025,721
Guangdong Investment, Ltd.	172,900	230,085
Hang Lung Properties, Ltd.	93,000	184,073
Hang Seng Bank, Ltd.	35,000	618,917
Henderson Land Development Company, Ltd.	66,041	270,049
HK Electric Investments & HK Electric Investments, Ltd.	108,000	105,741
HKT Trust & HKT, Ltd.	170,000	230,103
Hong Kong & China Gas Company, Ltd.	510,739	761,301
Hong Kong Exchanges & Clearing, Ltd.	55,600	3,057,526
Hongkong Land Holdings, Ltd.	53,100	286,269
Hopson Development Holdings, Ltd.	42,290	102,330
Huabao International Holdings, Ltd.	54,000	154,932
Hutchmed China, Ltd., ADR (A)	5,000	169,300
Jardine Matheson Holdings, Ltd.	10,000	565,608
Kingboard Holdings, Ltd.	40,200	201,800
Kingboard Laminates Holdings, Ltd.	56,500	99,067
Kunlun Energy Company, Ltd.	228,900	215,278
Lee & Man Paper Manufacturing, Ltd.	81,500	55,937
Link REIT	94,800	821,800
Melco Resorts & Entertainment, Ltd., ADR (A)	9,900	96,624

37

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
MTR Corp., Ltd.	70,500	$375,492
New World Development Company, Ltd.	69,250	273,431
Nine Dragons Paper Holdings, Ltd.	98,900	110,317
Power Assets Holdings, Ltd.	63,000	379,555
Shenzhen International Holdings, Ltd.	75,000	81,803
Shenzhen Investment, Ltd.	152,000	34,422
Shimao Group Holdings, Ltd.	75,900	87,473
Sino Biopharmaceutical, Ltd.	612,350	447,655
Sino Land Company, Ltd.	151,000	179,773
SITC International Holdings Company, Ltd.	61,000	243,535
SJM Holdings, Ltd. (A)	89,000	63,108
SSY Group, Ltd.	82,000	41,018
Sun Art Retail Group, Ltd.	113,700	45,981
Sun Hung Kai Properties, Ltd.	60,500	736,689
Swire Pacific, Ltd., Class A	22,500	124,225
Swire Properties, Ltd.	53,200	126,271
Techtronic Industries Company, Ltd.	63,500	1,305,987
The Wharf Holdings, Ltd.	81,000	283,354
Vinda International Holdings, Ltd. (B)	21,000	56,878
WH Group, Ltd. (C)	389,000	244,758
Wharf Real Estate Investment Company, Ltd.	76,000	383,672
Xinyi Glass Holdings, Ltd.	84,000	204,902
Yuexiu Property Company, Ltd.	78,800	73,555
		31,228,210
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	26,659	200,348
OTP Bank NYRT (A)	14,580	805,053
Richter Gedeon NYRT	9,048	240,560
		1,245,961
Indonesia - 0.5%
Adaro Energy Tbk PT	1,025,900	122,237
Aneka Tambang Tbk	608,700	97,709
Astra International Tbk PT	1,454,600	586,533
Bank Central Asia Tbk PT	3,936,500	2,000,246
Bank Mandiri Persero Tbk PT	1,321,500	645,129
Bank Negara Indonesia Persero Tbk PT	536,400	253,894
Bank Rakyat Indonesia Persero Tbk PT	4,843,700	1,380,150
Barito Pacific Tbk PT	2,006,200	128,871
Charoen Pokphand Indonesia Tbk PT	530,900	224,592
Gudang Garam Tbk PT	34,600	75,884
Indah Kiat Pulp & Paper Tbk PT	195,400	102,789
Indocement Tunggal Prakarsa Tbk PT	108,500	79,988
Indofood CBP Sukses Makmur Tbk PT	166,400	98,038
Indofood Sukses Makmur Tbk PT	319,100	140,169
Kalbe Farma Tbk PT	1,530,800	170,962
Merdeka Copper Gold Tbk PT (A)	765,900	195,406
Sarana Menara Nusantara Tbk PT	1,669,400	135,046
Semen Indonesia Persero Tbk PT	215,600	120,128
Telkom Indonesia Persero Tbk PT	3,531,600	983,288
Tower Bersama Infrastructure Tbk PT	550,500	116,209
Unilever Indonesia Tbk PT	535,200	167,688
United Tractors Tbk PT	118,600	176,417
		8,001,373
Ireland - 0.6%
CRH PLC	49,553	2,408,992
DCC PLC	3,862	284,457
Experian PLC	36,263	1,628,054
Flutter Entertainment PLC (A)	10,514	1,439,884
James Hardie Industries PLC, CHESS Depositary Interest	8,594	336,837
Kerry Group PLC, Class A	10,030	1,233,177
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ireland (continued)
Kingspan Group PLC	9,719	$1,126,906
Smurfit Kappa Group PLC	7,436	381,131
Smurfit Kappa Group PLC (London Stock Exchange)	8,098	411,714
		9,251,152
Israel - 0.6%
Azrieli Group, Ltd.	4,270	388,999
Bank Hapoalim BM	111,777	1,086,667
Bank Leumi Le-Israel BM	142,394	1,370,204
Check Point Software Technologies, Ltd. (A)	10,600	1,179,886
CyberArk Software, Ltd. (A)	3,800	656,830
ICL Group, Ltd.	68,606	596,178
Israel Discount Bank, Ltd., Class A (A)	114,835	701,736
Mizrahi Tefahot Bank, Ltd.	14,212	522,593
Nice, Ltd. (A)	6,047	1,756,592
Teva Pharmaceutical Industries, Ltd., ADR (A)	105,200	867,900
Wix.com, Ltd. (A)	5,300	809,840
		9,937,425
Italy - 2.8%
Amplifon SpA	16,644	810,639
Assicurazioni Generali SpA	149,124	2,987,296
Atlantia SpA (A)	65,654	1,198,948
Davide Campari-Milano NV	69,239	1,009,203
DiaSorin SpA	3,350	714,905
Enel SpA	1,082,839	8,205,029
Eni SpA	334,897	4,413,184
Ferrari NV	16,770	4,388,270
FinecoBank Banca Fineco SpA	80,900	1,416,875
Infrastrutture Wireless Italiane SpA (C)	44,455	509,832
Intesa Sanpaolo SpA	2,194,624	5,255,025
Mediobanca Banca di Credito Finanziario SpA (B)	82,714	914,957
Moncler SpA	27,280	1,969,513
Nexi SpA (A)(C)	58,398	893,475
Poste Italiane SpA (C)	70,202	882,842
Prysmian SpA	33,846	1,254,832
Recordati Industria Chimica e Farmaceutica SpA	13,855	869,272
Snam SpA	266,767	1,503,311
Telecom Italia SpA	1,344,102	698,375
Telecom Italia SpA, Savings Shares	786,298	384,011
Terna - Rete Elettrica Nazionale	185,670	1,380,705
UniCredit SpA	283,315	3,420,678
		45,081,177
Japan - 15.6%
ABC-Mart, Inc.	2,100	98,616
Acom Company, Ltd.	25,700	76,212
Advantest Corp.	13,300	1,161,099
Aeon Company, Ltd.	43,000	1,002,909
AGC, Inc.	12,800	623,322
Aisin Corp.	9,900	363,291
Ajinomoto Company, Inc.	30,800	923,512
ANA Holdings, Inc. (A)	10,500	206,620
Asahi Group Holdings, Ltd.	30,300	1,117,476
Asahi Intecc Company, Ltd.	13,800	302,483
Asahi Kasei Corp.	83,300	778,851
Astellas Pharma, Inc.	123,300	1,933,388
Azbil Corp.	8,100	357,050
Bandai Namco Holdings, Inc.	13,200	1,027,398
Bridgestone Corp.	37,700	1,511,716
Brother Industries, Ltd.	15,700	269,451

38

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Canon, Inc.	66,200	$1,455,919
Capcom Company, Ltd.	11,500	286,239
Casio Computer Company, Ltd.	12,800	165,625
Central Japan Railway Company	9,500	1,306,018
Chubu Electric Power Company, Inc.	42,600	429,755
Chugai Pharmaceutical Company, Ltd.	44,500	1,441,523
Concordia Financial Group, Ltd.	73,000	264,786
Cosmos Pharmaceutical Corp.	1,300	201,712
CyberAgent, Inc.	26,500	487,733
Dai Nippon Printing Company, Ltd.	14,700	345,011
Daifuku Company, Ltd.	6,700	535,338
Dai-ichi Life Holdings, Inc.	68,200	1,366,359
Daiichi Sankyo Company, Ltd.	116,200	2,888,281
Daikin Industries, Ltd.	16,500	3,359,799
Daito Trust Construction Company, Ltd.	4,300	465,732
Daiwa House Industry Company, Ltd.	37,600	1,091,908
Daiwa House REIT Investment Corp.	143	409,360
Daiwa Securities Group, Inc.	96,500	535,145
Denso Corp.	28,700	2,099,555
Dentsu Group, Inc.	14,200	449,707
Disco Corp.	1,900	543,879
East Japan Railway Company	19,900	1,220,059
Eisai Company, Ltd.	15,700	948,835
ENEOS Holdings, Inc.	202,800	752,849
FANUC Corp.	12,700	2,489,738
Fast Retailing Company, Ltd.	3,900	2,308,891
Fuji Electric Company, Ltd.	8,500	442,507
FUJIFILM Holdings Corp.	23,800	1,872,135
Fujitsu, Ltd.	13,000	2,148,690
GLP J-REIT	271	431,779
GMO Payment Gateway, Inc.	2,700	359,774
Hakuhodo DY Holdings, Inc.	15,400	227,833
Hamamatsu Photonics KK	9,200	564,844
Hankyu Hanshin Holdings, Inc.	15,000	444,432
Harmonic Drive Systems, Inc.	2,900	119,145
Hikari Tsushin, Inc.	1,400	202,725
Hino Motors, Ltd.	19,100	157,625
Hirose Electric Company, Ltd.	2,100	352,184
Hisamitsu Pharmaceutical Company, Inc.	3,400	119,268
Hitachi Construction Machinery Company, Ltd.	7,200	208,017
Hitachi Metals, Ltd. (A)	14,200	263,640
Hitachi, Ltd.	64,200	3,760,719
Honda Motor Company, Ltd.	108,300	2,965,771
Hoshizaki Corp.	3,600	273,516
Hoya Corp.	24,500	3,878,020
Hulic Company, Ltd.	24,800	234,618
Ibiden Company, Ltd.	7,000	432,827
Idemitsu Kosan Company, Ltd.	13,497	347,192
Iida Group Holdings Company, Ltd.	9,800	202,374
Inpex Corp.	67,600	553,143
Isuzu Motors, Ltd.	38,600	517,341
Ito En, Ltd.	3,500	205,947
ITOCHU Corp.	78,900	2,256,392
Itochu Techno-Solutions Corp.	6,200	201,697
Japan Airlines Company, Ltd. (A)	9,500	171,248
Japan Exchange Group, Inc.	34,000	736,138
Japan Metropolitan Fund Invest	464	400,344
Japan Post Bank Company, Ltd.	25,300	206,714
Japan Post Holdings Company, Ltd. (A)	163,800	1,234,456
Japan Post Insurance Company, Ltd.	15,700	242,526
Japan Real Estate Investment Corp.	82	474,561
Japan Tobacco, Inc.	79,300	1,579,408
JFE Holdings, Inc.	32,500	370,429
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
JSR Corp.	13,400	$498,509
Kajima Corp.	30,100	331,034
Kakaku.com, Inc.	8,700	243,089
Kansai Paint Company, Ltd.	11,800	264,899
Kao Corp.	31,900	1,627,271
KDDI Corp.	107,000	3,104,624
Keio Corp.	6,800	305,752
Keisei Electric Railway Company, Ltd.	8,500	232,542
Keyence Corp.	12,900	7,966,802
Kikkoman Corp.	9,600	732,836
Kintetsu Group Holdings Company, Ltd. (A)	11,200	321,687
Kirin Holdings Company, Ltd.	54,500	868,332
Kobayashi Pharmaceutical Company, Ltd.	3,500	275,567
Kobe Bussan Company, Ltd.	9,100	343,041
Koei Tecmo Holdings Company, Ltd.	3,840	159,999
Koito Manufacturing Company, Ltd.	6,900	395,679
Komatsu, Ltd.	58,100	1,314,400
Konami Holdings Corp.	6,200	316,948
Kose Corp.	2,200	264,739
Kubota Corp.	68,200	1,419,105
Kurita Water Industries, Ltd.	6,500	302,762
Kyocera Corp.	21,300	1,262,462
Kyowa Kirin Company, Ltd.	17,800	497,232
Lasertec Corp.	5,000	1,298,426
Lawson, Inc.	3,200	156,895
Lion Corp.	14,700	208,793
Lixil Corp.	17,600	430,567
M3, Inc.	29,200	1,569,743
Makita Corp.	14,800	649,837
Marubeni Corp.	103,700	927,324
Mazda Motor Corp. (A)	37,300	300,920
McDonald's Holdings Company Japan, Ltd.	5,100	227,610
Medipal Holdings Corp.	12,000	215,673
MEIJI Holdings Company, Ltd.	8,000	470,840
Mercari, Inc. (A)	6,800	410,175
MINEBEA MITSUMI, Inc.	24,200	636,835
MISUMI Group, Inc.	18,700	788,447
Mitsubishi Chemical Holdings Corp.	84,800	662,907
Mitsubishi Corp.	83,500	2,482,827
Mitsubishi Electric Corp.	121,300	1,515,613
Mitsubishi Estate Company, Ltd.	78,500	1,078,896
Mitsubishi Gas Chemical Company, Inc.	10,600	175,309
Mitsubishi HC Capital, Inc.	44,100	207,004
Mitsubishi Heavy Industries, Ltd.	21,400	480,014
Mitsubishi UFJ Financial Group, Inc.	808,900	4,272,112
Mitsui & Company, Ltd.	100,800	2,266,329
Mitsui Chemicals, Inc.	12,300	327,635
Mitsui Fudosan Company, Ltd.	60,800	1,249,757
Miura Company, Ltd.	5,800	202,700
Mizuho Financial Group, Inc.	159,790	1,969,997
MonotaRO Company, Ltd.	16,300	320,898
MS&AD Insurance Group Holdings, Inc.	30,200	880,591
Murata Manufacturing Company, Ltd.	38,100	2,795,168
Nabtesco Corp.	7,600	218,675
NEC Corp.	16,300	735,412
Nexon Company, Ltd.	32,400	643,227
NGK Insulators, Ltd.	17,300	273,217
NH Foods, Ltd.	5,500	186,982
Nidec Corp.	29,600	3,389,426
Nihon M&A Center Holdings, Inc.	20,000	586,794
Nintendo Company, Ltd.	7,400	3,263,532
Nippon Building Fund, Inc.	98	605,634

39

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Express Company, Ltd.	5,100	$290,343
Nippon Paint Holdings Company, Ltd.	47,400	497,374
Nippon Prologis REIT, Inc.	135	440,918
Nippon Sanso Holdings Corp.	10,000	210,898
Nippon Shinyaku Company, Ltd.	3,200	236,932
Nippon Steel Corp.	56,700	835,967
Nippon Telegraph & Telephone Corp.	85,200	2,344,353
Nippon Yusen KK	10,700	693,027
Nissan Chemical Corp.	8,200	471,618
Nissan Motor Company, Ltd. (A)	153,400	758,508
Nisshin Seifun Group, Inc.	13,000	186,962
Nissin Foods Holdings Company, Ltd.	4,100	301,365
Nitori Holdings Company, Ltd.	5,300	839,976
Nitto Denko Corp.	9,500	658,626
Nomura Holdings, Inc.	206,100	863,594
Nomura Real Estate Holdings, Inc.	7,900	171,292
Nomura Real Estate Master Fund, Inc.	280	399,194
Nomura Research Institute, Ltd.	22,100	944,824
NSK, Ltd.	25,900	174,859
NTT Data Corp.	41,700	880,028
Obayashi Corp.	44,100	323,913
Obic Company, Ltd.	4,600	845,999
Odakyu Electric Railway Company, Ltd.	19,300	371,730
Oji Holdings Corp.	53,600	246,636
Olympus Corp.	77,400	1,729,371
Omron Corp.	12,300	1,181,791
Ono Pharmaceutical Company, Ltd.	24,600	542,596
Oracle Corp. Japan	2,500	245,241
Oriental Land Company, Ltd.	13,200	2,074,180
ORIX Corp.	81,100	1,597,946
Orix JREIT, Inc.	174	277,465
Osaka Gas Company, Ltd.	24,400	391,964
Otsuka Corp.	7,500	342,752
Otsuka Holdings Company, Ltd.	25,900	938,088
Pan Pacific International Holdings Corp.	27,200	464,305
Panasonic Corp.	146,500	1,597,221
PeptiDream, Inc. (A)	6,300	159,018
Persol Holdings Company, Ltd.	11,600	333,996
Pigeon Corp.	7,700	156,114
Pola Orbis Holdings, Inc.	6,000	106,911
Rakuten Group, Inc.	57,000	581,752
Recruit Holdings Company, Ltd.	89,900	5,458,701
Renesas Electronics Corp. (A)	83,400	1,047,949
Resona Holdings, Inc.	142,500	520,421
Ricoh Company, Ltd.	44,200	389,953
Rinnai Corp.	2,400	227,065
Rohm Company, Ltd.	5,900	547,899
Ryohin Keikaku Company, Ltd.	16,700	269,499
Santen Pharmaceutical Company, Ltd.	23,700	313,729
SBI Holdings, Inc.	16,500	423,328
SCSK Corp.	10,300	195,077
Secom Company, Ltd.	14,000	947,690
Seiko Epson Corp.	18,600	299,897
Sekisui Chemical Company, Ltd.	25,200	409,361
Sekisui House, Ltd.	41,000	796,828
Seven & i Holdings Company, Ltd.	49,900	2,009,844
SG Holdings Company, Ltd.	21,100	465,712
Sharp Corp.	14,100	157,295
Shimadzu Corp.	15,600	661,446
Shimano, Inc.	4,900	1,355,274
Shimizu Corp.	37,000	233,102
Shin-Etsu Chemical Company, Ltd.	23,500	3,914,316
Shionogi & Company, Ltd.	17,500	1,221,698
Shiseido Company, Ltd.	26,500	1,518,974
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SMC Corp.	3,800	$2,426,078
Softbank Corp.	189,700	2,611,140
SoftBank Group Corp.	80,000	4,204,165
Sohgo Security Services Company, Ltd.	4,700	200,345
Sompo Holdings, Inc.	21,400	878,856
Sony Group Corp.	83,500	10,187,733
Square Enix Holdings Company, Ltd.	5,700	298,228
Stanley Electric Company, Ltd.	8,800	228,636
Subaru Corp.	40,900	770,315
SUMCO Corp.	22,100	479,054
Sumitomo Chemical Company, Ltd.	98,900	453,659
Sumitomo Corp.	74,500	1,014,339
Sumitomo Dainippon Pharma Company, Ltd.	11,900	145,031
Sumitomo Electric Industries, Ltd.	50,400	659,697
Sumitomo Metal Mining Company, Ltd.	16,500	609,864
Sumitomo Mitsui Financial Group, Inc.	86,200	2,804,510
Sumitomo Mitsui Trust Holdings, Inc.	22,500	702,799
Sumitomo Realty & Development Company, Ltd.	20,600	642,554
Suntory Beverage & Food, Ltd.	9,200	324,547
Suzuki Motor Corp.	24,400	984,970
Sysmex Corp.	11,100	1,380,650
T&D Holdings, Inc.	36,700	431,341
Taisei Corp.	12,700	369,711
Taisho Pharmaceutical Holdings Company, Ltd.	2,500	122,907
Takeda Pharmaceutical Company, Ltd.	104,396	2,792,902
TDK Corp.	25,800	1,020,633
Terumo Corp.	42,800	1,742,996
The Chiba Bank, Ltd.	35,600	206,561
The Kansai Electric Power Company, Inc.	46,100	416,481
The Shizuoka Bank, Ltd.	29,000	203,872
THK Company, Ltd.	8,000	189,586
TIS, Inc.	14,700	453,123
Tobu Railway Company, Ltd.	12,400	280,241
Toho Company, Ltd.	7,300	323,986
Toho Gas Company, Ltd.	4,800	135,373
Tohoku Electric Power Company, Inc.	27,600	191,034
Tokio Marine Holdings, Inc.	42,000	2,109,210
Tokyo Century Corp.	2,400	114,148
Tokyo Electric Power Company Holdings, Inc. (A)	101,800	271,627
Tokyo Electron, Ltd.	9,900	5,202,150
Tokyo Gas Company, Ltd.	24,900	425,983
Tokyu Corp.	32,800	453,357
TOPPAN, Inc.	17,600	266,781
Toray Industries, Inc.	92,800	536,569
Toshiba Corp.	27,100	1,081,669
Tosoh Corp.	17,600	251,615
TOTO, Ltd.	9,400	415,827
Toyo Suisan Kaisha, Ltd.	5,900	238,741
Toyota Industries Corp.	9,800	803,816
Toyota Motor Corp.	702,400	12,460,050
Toyota Tsusho Corp.	14,200	614,920
Trend Micro, Inc.	8,800	507,436
Tsuruha Holdings, Inc.	2,600	294,144
Unicharm Corp.	26,700	1,156,542
United Urban Investment Corp.	194	247,826
USS Company, Ltd.	14,200	208,321
Welcia Holdings Company, Ltd.	6,100	216,898
West Japan Railway Company	14,200	611,917
Yakult Honsha Company, Ltd.	8,500	426,539
Yamada Holdings Company, Ltd.	44,400	155,149

40

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yamaha Corp.	8,900	$456,769
Yamaha Motor Company, Ltd.	19,700	495,426
Yamato Holdings Company, Ltd.	19,300	426,031
Yaskawa Electric Corp.	16,000	714,146
Yokogawa Electric Corp.	15,200	284,939
Z Holdings Corp.	177,100	1,172,120
ZOZO, Inc.	8,200	259,903
		254,758,372
Jordan - 0.0%
Hikma Pharmaceuticals PLC	6,759	198,671
Luxembourg - 0.2%
ArcelorMittal SA	45,916	1,246,516
Aroundtown SA	64,679	387,546
Eurofins Scientific SE	8,493	1,086,503
Reinet Investments SCA	7,107	117,605
Tenaris SA	63,060	617,538
		3,455,708
Macau - 0.0%
Sands China, Ltd. (A)	111,200	254,126
Wynn Macau, Ltd. (A)	68,800	60,921
		315,047
Malaysia - 0.4%
AMMB Holdings BHD (A)	103,600	77,730
Axiata Group BHD	165,500	153,160
CIMB Group Holdings BHD	392,900	482,756
Dialog Group BHD	241,100	146,365
DiGi.Com BHD	183,500	181,529
Fraser & Neave Holdings BHD	7,600	46,404
Genting BHD	127,200	132,964
Genting Malaysia BHD	171,600	112,788
HAP Seng Consolidated BHD	37,300	67,171
Hartalega Holdings BHD	103,400	159,305
Hong Leong Bank BHD	40,100	172,231
Hong Leong Financial Group BHD	14,500	59,180
IHH Healthcare BHD	104,200	162,786
IOI Corp. BHD	151,500	132,249
Kossan Rubber Industries BHD	76,900	39,272
Kuala Lumpur Kepong BHD	26,500	132,561
Malayan Banking BHD	238,200	451,237
Malaysia Airports Holdings BHD (A)	60,400	82,170
Maxis BHD	140,200	155,425
MISC BHD	79,000	124,533
Nestle Malaysia BHD	3,800	120,469
Petronas Chemicals Group BHD	145,300	292,989
Petronas Dagangan BHD	17,200	81,210
Petronas Gas BHD	46,800	186,711
PPB Group BHD	39,900	168,455
Press Metal Aluminium Holdings BHD	193,000	245,089
Public Bank BHD	879,300	822,960
QL Resources BHD	64,450	69,669
RHB Bank BHD	108,700	136,209
Sime Darby BHD	165,800	86,113
Sime Darby Plantation BHD	103,500	90,548
Supermax Corp. BHD	89,584	40,077
Telekom Malaysia BHD	69,000	91,132
Tenaga Nasional BHD	137,400	301,181
Top Glove Corp. BHD	323,300	224,895
Westports Holdings BHD	58,500	56,186
		6,085,709
Mexico - 0.6%
America Movil SAB de CV, Series L	2,498,500	2,187,098
Arca Continental SAB de CV	31,800	193,907
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Becle SAB de CV	40,200	$92,221
Cemex SAB de CV, Series CPO (A)	1,097,148	676,939
Coca-Cola Femsa SAB de CV	37,535	183,925
Fibra Uno Administracion SA de CV	229,600	211,477
Fomento Economico Mexicano SAB de CV	140,800	998,881
Gruma SAB de CV, Class B	15,600	188,590
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	27,200	314,666
Grupo Aeroportuario del Sureste SAB de CV, B Shares	15,190	279,112
Grupo Bimbo SAB de CV, Series A	114,400	301,652
Grupo Carso SAB de CV, Series A1	32,400	94,288
Grupo Financiero Banorte SAB de CV, Series O	188,300	1,121,765
Grupo Financiero Inbursa SAB de CV, Series O (A)	163,500	156,923
Grupo Mexico SAB de CV, Series B	226,400	942,977
Grupo Televisa SAB, Series CPO	176,000	324,626
Industrias Penoles SAB de CV	9,885	121,695
Kimberly-Clark de Mexico SAB de CV, Class A	109,000	171,614
Megacable Holdings SAB de CV, Series CPO	24,000	66,787
Orbia Advance Corp. SAB de CV	76,035	177,406
Promotora y Operadora de Infraestructura SAB de CV	17,280	119,092
Telesites SAB de CV (B)	98,000	87,111
Wal-Mart de Mexico SAB de CV	380,500	1,196,022
		10,208,774
Netherlands - 3.5%
ABN AMRO Bank NV (C)	22,774	325,051
Adyen NV (A)(C)	1,077	2,983,101
Aegon NV	101,001	445,799
Akzo Nobel NV	10,449	1,099,505
Argenx SE (A)	2,698	755,859
ASM International NV	2,587	1,162,832
ASML Holding NV	22,881	17,958,771
EXOR NV	14,554	1,275,958
Heineken Holding NV	6,234	519,183
Heineken NV	14,163	1,409,681
ING Groep NV	212,490	2,935,209
JDE Peet's NV	4,135	112,697
Just Eat Takeaway.com NV (A)(C)	9,796	613,426
Koninklijke Ahold Delhaize NV	56,828	1,912,241
Koninklijke DSM NV	9,524	2,049,904
Koninklijke KPN NV	183,187	539,608
Koninklijke Philips NV	49,834	1,756,161
Koninklijke Vopak NV	3,764	143,368
NN Group NV	15,152	752,892
Prosus NV (A)	50,896	4,090,132
QIAGEN NV (A)	14,822	818,950
Randstad NV	6,550	413,309
Royal Dutch Shell PLC, A Shares	160,976	3,367,508
Royal Dutch Shell PLC, B Shares	145,832	3,056,040
Stellantis NV	270,489	4,615,535
Universal Music Group NV	39,297	1,127,979
Wolters Kluwer NV	14,521	1,633,037
		57,873,736
New Zealand - 0.2%
a2 Milk Company, Ltd. (A)	60,146	250,749
Auckland International Airport, Ltd. (A)	101,463	544,216
Fisher & Paykel Healthcare Corp., Ltd.	46,577	1,053,832

41

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
New Zealand (continued)
Mercury NZ, Ltd.	54,591	$223,084
Meridian Energy, Ltd.	103,612	333,206
Ryman Healthcare, Ltd.	34,674	289,804
Spark New Zealand, Ltd.	151,095	472,561
Xero, Ltd. (A)	2,576	261,638
		3,429,090
Norway - 0.5%
Adevinta ASA (A)	20,726	295,372
DNB Bank ASA	71,106	1,551,885
Equinor ASA	74,300	1,859,057
Gjensidige Forsikring ASA	15,795	357,796
Mowi ASA	33,560	763,054
Norsk Hydro ASA	102,373	662,977
Orkla ASA	57,353	524,252
Schibsted ASA, B Shares	7,251	278,548
Schibsted ASA, Class A	5,756	256,472
Telenor ASA	53,203	786,141
Yara International ASA	13,248	650,348
		7,985,902
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR (A)	20,900	152,779
Credicorp, Ltd.	6,753	796,854
Southern Copper Corp.	8,500	497,250
		1,446,883
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	114,730	112,105
Ayala Corp.	16,220	268,397
Ayala Land, Inc.	472,980	323,185
Bank of the Philippine Islands	106,140	191,978
BDO Unibank, Inc.	114,880	282,289
Globe Telecom, Inc.	1,540	100,153
GT Capital Holdings, Inc.	5,643	63,667
International Container Terminal Services, Inc.	59,690	234,665
JG Summit Holdings, Inc.	177,262	199,443
Jollibee Foods Corp.	25,510	119,093
Manila Electric Company	12,410	70,825
Metro Pacific Investments Corp.	699,700	56,197
Metropolitan Bank & Trust Company	105,189	104,077
PLDT, Inc.	4,335	144,516
SM Investments Corp.	14,135	274,433
SM Prime Holdings, Inc.	590,700	437,920
Universal Robina Corp.	51,230	135,265
		3,118,208
Poland - 0.8%
Allegro.eu SA (A)(C)	85,706	820,693
Bank Polska Kasa Opieki SA	44,252	1,277,871
CD Projekt SA (B)	16,822	749,097
Cyfrowy Polsat SA	68,580	585,498
Dino Polska SA (A)(C)	11,692	969,777
InPost SA (A)	10,914	121,740
KGHM Polska Miedz SA	33,901	1,163,840
LPP SA	268	869,609
Orange Polska SA (A)	161,520	336,262
PGE Polska Grupa Energetyczna SA (A)	201,360	406,184
Polski Koncern Naftowy ORLEN SA	72,168	1,260,117
Polskie Gornictwo Naftowe i Gazownictwo SA	422,462	569,710
Powszechna Kasa Oszczednosci Bank Polski SA (A)	210,513	2,224,811
Powszechny Zaklad Ubezpieczen SA	145,925	1,272,500
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Poland (continued)
Santander Bank Polska SA	8,493	$754,301
		13,382,010
Portugal - 0.1%
EDP - Energias de Portugal SA	146,693	803,866
Galp Energia SGPS SA	26,080	244,745
Jeronimo Martins SGPS SA	12,900	281,469
		1,330,080
Romania - 0.0%
NEPI Rockcastle PLC	20,590	127,836
Singapore - 0.2%
Ascendas Real Estate Investment Trust	64,700	138,272
BOC Aviation, Ltd. (C)	12,600	88,741
CapitaLand Integrated Commercial Trust	95,168	146,697
CapitaLand Investment, Ltd. (A)	51,400	126,565
City Developments, Ltd.	7,700	39,524
DBS Group Holdings, Ltd.	35,900	781,996
Genting Singapore, Ltd.	128,200	72,256
Jardine Cycle & Carriage, Ltd.	600	9,288
JOYY, Inc., ADR	3,300	168,960
Keppel Corp., Ltd.	29,300	109,210
Mapletree Commercial Trust	41,000	61,127
Mapletree Logistics Trust	57,800	78,625
Oversea-Chinese Banking Corp., Ltd.	69,400	556,186
Sea, Ltd., ADR (A)	1,400	403,298
Singapore Airlines, Ltd. (A)	25,500	90,806
Singapore Exchange, Ltd.	16,300	106,420
Singapore Technologies Engineering, Ltd.	31,400	87,361
Singapore Telecommunications, Ltd.	165,360	284,736
United Overseas Bank, Ltd.	24,000	449,187
UOL Group, Ltd.	9,300	46,746
Venture Corp., Ltd.	5,700	77,133
Wilmar International, Ltd.	39,900	119,668
		4,042,802
South Africa - 0.7%
Absa Group, Ltd.	35,509	298,149
African Rainbow Minerals, Ltd.	5,833	75,453
Anglo American Platinum, Ltd.	2,576	273,243
AngloGold Ashanti, Ltd.	20,047	428,531
Aspen Pharmacare Holdings, Ltd.	19,000	284,205
Bid Corp., Ltd.	16,399	314,467
Capitec Bank Holdings, Ltd.	3,931	451,082
Clicks Group, Ltd.	11,848	210,847
Discovery, Ltd. (A)	22,315	187,078
Exxaro Resources, Ltd.	12,304	117,428
FirstRand, Ltd.	248,906	870,452
Gold Fields, Ltd.	42,708	491,569
Growthpoint Properties, Ltd.	166,378	139,770
Harmony Gold Mining Company, Ltd.	25,892	110,868
Impala Platinum Holdings, Ltd.	38,824	486,247
Kumba Iron Ore, Ltd.	3,159	89,434
Mr. Price Group, Ltd.	12,337	154,254
MTN Group, Ltd. (A)	83,472	841,998
MultiChoice Group	18,203	140,666
Naspers, Ltd., N Shares	10,715	1,641,178
Nedbank Group, Ltd.	21,805	225,388
Northam Platinum Holdings, Ltd. (A)	737	10,295
Old Mutual, Ltd.	233,643	178,259
Rand Merchant Investment Holdings, Ltd.	40,320	105,779
Remgro, Ltd. (B)	25,780	202,968
Sanlam, Ltd.	95,005	330,777
Sasol, Ltd. (A)	27,926	459,030
Shoprite Holdings, Ltd.	24,533	303,820

42

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Sibanye Stillwater, Ltd.	137,077	$427,445
Standard Bank Group, Ltd.	64,160	521,146
The Bidvest Group, Ltd.	14,075	159,217
The SPAR Group, Ltd.	9,201	93,914
Tiger Brands, Ltd.	8,149	91,477
Vodacom Group, Ltd.	31,348	263,436
Woolworths Holdings, Ltd.	47,882	154,763
		11,134,633
South Korea - 3.6%
Alteogen, Inc. (A)	1,843	106,370
Amorepacific Corp.	2,146	283,521
AMOREPACIFIC Group	1,994	69,216
BGF retail Company, Ltd.	523	63,897
BNK Financial Group, Inc.	1,124	7,562
Celltrion Healthcare Company, Ltd. (A)	5,673	386,187
Celltrion Pharm, Inc. (A)	1,112	111,989
Celltrion, Inc. (A)	6,423	1,118,039
Cheil Worldwide, Inc.	4,583	83,672
CJ CheilJedang Corp.	559	166,605
CJ Corp.	977	65,765
CJ ENM Company, Ltd.	712	81,215
CJ Logistics Corp. (A)	623	64,997
Coway Company, Ltd.	3,697	210,937
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	2,475	47,965
DB Insurance Company, Ltd.	3,236	146,661
Doosan Bobcat, Inc. (A)	3,406	103,684
Doosan Heavy Industries & Construction Company, Ltd. (A)	17,999	288,215
Douzone Bizon Company, Ltd.	1,308	82,995
Ecopro BM Company, Ltd.	725	331,442
E-MART, Inc.	1,336	160,390
Fila Holdings Corp.	3,370	99,236
Green Cross Corp.	389	71,149
GS Engineering & Construction Corp.	4,444	137,176
GS Holdings Corp.	3,233	101,836
Hana Financial Group, Inc.	20,203	671,493
Hankook Tire & Technology Company, Ltd.	5,032	163,153
Hanmi Pharm Company, Ltd.	445	94,365
Hanon Systems	12,489	135,973
HLB, Inc. (A)	5,953	180,623
HMM Company, Ltd. (A)	17,279	343,296
Hotel Shilla Company, Ltd.	2,056	122,400
HYBE Company, Ltd. (A)	909	278,344
Hyundai Engineering & Construction Company, Ltd.	5,245	194,869
Hyundai Glovis Company, Ltd.	1,297	158,729
Hyundai Heavy Industries Holdings Company, Ltd.	3,115	138,749
Hyundai Mobis Company, Ltd.	4,452	826,273
Hyundai Motor Company	9,264	1,521,927
Hyundai Steel Company	5,891	183,360
Industrial Bank of Korea	18,684	161,831
Kakao Corp.	20,651	2,112,802
KakaoBank Corp. (A)	3,484	189,889
Kangwon Land, Inc. (A)	6,582	122,035
KB Financial Group, Inc.	26,528	1,178,981
Kia Corp.	17,596	1,151,647
Korea Aerospace Industries, Ltd.	4,914	112,529
Korea Electric Power Corp.	16,912	295,236
Korea Investment Holdings Company, Ltd.	2,942	185,971
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	2,576	$189,517
Korea Zinc Company, Ltd.	565	235,324
Korean Air Lines Company, Ltd. (A)	11,703	260,086
KT&G Corp.	7,818	538,880
Kumho Petrochemical Company, Ltd.	1,243	161,303
LG Chem, Ltd.	3,054	1,789,009
LG Corp.	5,841	386,538
LG Display Company, Ltd. (A)	15,760	263,591
LG Electronics, Inc.	7,112	692,229
LG Household & Health Care, Ltd.	627	556,050
LG Innotek Company, Ltd.	959	244,775
LG Uplus Corp.	14,503	165,050
Lotte Chemical Corp.	1,170	198,224
Lotte Shopping Company, Ltd.	752	52,886
Meritz Securities Company, Ltd.	22,891	96,094
Mirae Asset Securities Company, Ltd.	21,124	152,216
NAVER Corp.	8,197	2,616,909
NCSoft Corp.	1,098	626,867
Netmarble Corp. (C)	1,415	138,974
NH Investment & Securities Company, Ltd.	11,306	117,395
Orion Corp.	1,570	128,196
Pan Ocean Company, Ltd.	18,266	79,628
Pearl Abyss Corp. (A)	1,979	219,644
POSCO	4,961	1,089,214
POSCO Chemical Company, Ltd.	2,075	275,462
S-1 Corp.	1,096	68,075
Samsung Biologics Company, Ltd. (A)(C)	1,101	825,386
Samsung C&T Corp.	5,685	504,270
Samsung Electro-Mechanics Company, Ltd.	3,792	531,018
Samsung Electronics Company, Ltd.	317,615	19,065,232
Samsung Engineering Company, Ltd. (A)	10,456	182,573
Samsung Fire & Marine Insurance Company, Ltd.	2,118	360,352
Samsung Heavy Industries Company, Ltd. (A)	41,438	177,474
Samsung Life Insurance Company, Ltd.	4,920	246,632
Samsung SDI Company, Ltd.	3,667	2,118,800
Samsung SDS Company, Ltd.	2,350	282,397
Samsung Securities Company, Ltd.	4,528	168,663
Seegene, Inc.	2,450	154,671
Shin Poong Pharmaceutical Company, Ltd.	2,137	58,719
Shinhan Financial Group Company, Ltd.	29,415	855,427
Shinsegae, Inc.	486	89,029
SK Biopharmaceuticals Company, Ltd. (A)	1,843	147,983
SK Bioscience Company, Ltd. (A)	1,281	302,489
SK Chemicals Company, Ltd.	754	88,267
SK Hynix, Inc.	36,384	3,478,350
SK IE Technology Company, Ltd. (A)(C)	954	124,939
SK Innovation Company, Ltd. (A)	3,390	554,601
SK Square Company, Ltd. (A)	1,111	63,607
SK Telecom Company, Ltd.	1,719	78,709
SK, Inc.	2,112	459,936
SKC Company, Ltd.	1,418	234,846
S-Oil Corp.	3,001	201,032
Woori Financial Group, Inc.	33,690	356,585
Yuhan Corp.	3,316	161,439
		58,130,758
Spain - 2.5%
ACS Actividades de Construccion y Servicios SA	26,598	637,445

43

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Aena SME SA (A)(C)	8,070	$1,185,203
Amadeus IT Group SA (A)	48,458	3,102,540
Banco Bilbao Vizcaya Argentaria SA	717,489	3,803,839
Banco Santander SA	1,864,845	5,798,250
CaixaBank SA	476,115	1,229,262
Cellnex Telecom SA (A)(C)	54,840	3,234,227
EDP Renovaveis SA	15,179	390,404
Enagas SA	26,491	604,412
Endesa SA	34,326	772,032
Ferrovial SA	51,308	1,428,635
Grifols SA	31,977	574,913
Iberdrola SA	637,909	7,158,614
Industria de Diseno Textil SA	117,528	3,715,128
Mapfre SA	5,828	11,982
Naturgy Energy Group SA	20,704	571,177
Red Electrica Corp. SA	45,999	977,749
Repsol SA	156,223	1,726,254
Siemens Gamesa Renewable Energy SA (A)	25,574	682,702
Telefonica SA (B)	554,359	2,515,137
		40,119,905
Sweden - 2.2%
Alfa Laval AB	20,095	775,375
Assa Abloy AB, B Shares (B)	64,070	1,795,218
Atlas Copco AB, A Shares	42,796	2,618,211
Atlas Copco AB, B Shares	24,991	1,298,022
Boliden AB	17,496	603,141
Electrolux AB, Series B	14,388	323,040
Embracer Group AB (A)	29,500	318,785
Epiroc AB, A Shares	41,938	1,015,307
Epiroc AB, B Shares	25,104	504,815
EQT AB	18,954	1,114,389
Essity AB, B Shares	38,811	1,239,316
Evolution AB (C)	10,849	1,139,120
Fastighets AB Balder, B Shares (A)	6,721	502,039
Hennes & Mauritz AB, B Shares	46,839	825,657
Hexagon AB, B Shares	125,913	1,831,111
Husqvarna AB, B Shares	26,904	378,769
ICA Gruppen AB	6,365	376,721
Industrivarden AB, A Shares (B)	8,972	266,357
Industrivarden AB, C Shares	9,799	288,820
Investment AB Latour, B Shares	9,447	356,085
Investor AB, B Shares	117,019	2,719,117
Kinnevik AB, B Shares (A)	15,508	552,911
L.E. Lundbergforetagen AB, B Shares	4,901	268,805
Lundin Energy AB	12,593	445,029
Nibe Industrier AB, B Shares	91,064	1,297,986
Sandvik AB	72,289	1,784,760
Securitas AB, B Shares	20,027	289,356
Sinch AB (A)(C)	32,302	429,533
Skandinaviska Enskilda Banken AB, A Shares	104,032	1,512,826
Skanska AB, B Shares	21,793	501,438
SKF AB, B Shares	24,487	558,956
Svenska Cellulosa AB SCA, B Shares	38,658	628,792
Svenska Handelsbanken AB, A Shares	92,237	975,865
Swedbank AB, A Shares	57,288	1,153,482
Swedish Match AB	99,998	729,571
Tele2 AB, B Shares	31,349	447,370
Telefonaktiebolaget LM Ericsson, B Shares	186,343	1,873,207
Telia Company AB	166,972	645,343
Volvo AB, A Shares	12,146	265,354
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Volvo AB, B Shares	92,392	$1,989,162
		36,639,161
Switzerland - 6.7%
ABB, Ltd.	108,280	3,744,626
Adecco Group AG	9,695	449,299
Alcon, Inc.	31,244	2,467,923
Baloise Holding AG	3,075	458,728
Banque Cantonale Vaudoise	1,865	151,538
Barry Callebaut AG	218	515,750
Chocoladefabriken Lindt & Spruengli AG	7	863,056
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	65	799,999
Cie Financiere Richemont SA, A Shares	32,601	4,851,534
Clariant AG (A)	13,421	262,803
Coca-Cola HBC AG (A)	7,851	241,774
Credit Suisse Group AG	160,174	1,546,546
EMS-Chemie Holding AG	429	408,964
Geberit AG	2,294	1,751,495
Givaudan SA	575	2,811,032
Glencore PLC (A)	391,914	1,860,723
Holcim, Ltd. (A)	32,847	1,582,367
Julius Baer Group, Ltd.	14,185	880,378
Kuehne + Nagel International AG	3,374	964,522
Logitech International SA	10,795	860,942
Lonza Group AG	4,650	3,749,517
Nestle SA	179,809	23,046,439
Novartis AG	138,667	11,052,557
Partners Group Holding AG	1,421	2,452,430
Roche Holding AG	43,907	17,141,747
Roche Holding AG, Bearer Shares	1,945	806,488
Schindler Holding AG	1,205	299,071
Schindler Holding AG, Participation Certificates	2,571	662,208
SGS SA	372	1,122,239
Sika AG	8,848	3,455,153
Sonova Holding AG	3,419	1,284,923
STMicroelectronics NV	43,730	2,129,720
Straumann Holding AG	646	1,373,363
Swiss Life Holding AG	2,059	1,181,743
Swiss Prime Site AG	4,640	439,527
Swiss Re AG	19,099	1,792,642
Swisscom AG	1,597	887,151
Temenos AG	4,150	530,762
The Swatch Group AG	2,233	127,523
The Swatch Group AG, Bearer Shares	1,995	585,950
UBS Group AG	229,927	3,975,780
Vifor Pharma AG	3,047	341,598
Zurich Insurance Group AG	9,514	3,911,298
		109,823,828
Taiwan - 4.6%
Accton Technology Corp.	32,000	332,379
Acer, Inc.	184,000	182,875
Advantech Company, Ltd.	25,265	346,876
ASE Technology Holding Company, Ltd.	213,000	776,438
Asia Cement Corp.	139,000	209,447
ASMedia Technology, Inc.	2,000	139,258
Asustek Computer, Inc.	45,000	568,932
AU Optronics Corp.	527,000	379,641
Catcher Technology Company, Ltd.	45,000	249,915
Cathay Financial Holding Company, Ltd.	515,000	1,106,418
Chailease Holding Company, Ltd.	84,439	747,032
Chang Hwa Commercial Bank, Ltd.	268,893	158,336

44

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Cheng Shin Rubber Industry Company, Ltd.	113,000	$135,864
China Development Financial Holding Corp.	881,000	517,240
China Life Insurance Company, Ltd.	139,436	153,463
China Steel Corp.	760,000	886,672
Chunghwa Telecom Company, Ltd.	244,000	981,627
Compal Electronics, Inc.	264,000	219,212
CTBC Financial Holding Company, Ltd.	1,190,000	1,041,754
Delta Electronics, Inc.	126,000	1,158,308
E.Sun Financial Holding Company, Ltd.	770,491	744,668
Eclat Textile Company, Ltd.	12,340	256,896
Evergreen Marine Corp. Taiwan, Ltd.	162,900	721,515
Far Eastern New Century Corp.	188,000	188,011
Far EasTone Telecommunications Company, Ltd.	98,000	216,715
Feng TAY Enterprise Company, Ltd.	27,920	203,659
First Financial Holding Company, Ltd.	657,291	545,893
Formosa Chemicals & Fibre Corp.	227,000	634,356
Formosa Petrochemical Corp.	72,000	245,460
Formosa Plastics Corp.	246,000	902,259
Foxconn Technology Company, Ltd.	59,000	137,832
Fubon Financial Holding Company, Ltd.	489,100	1,281,978
Giant Manufacturing Company, Ltd.	19,000	212,191
Globalwafers Company, Ltd.	14,000	410,020
Hiwin Technologies Corp.	17,742	181,477
Hon Hai Precision Industry Company, Ltd.	803,800	2,978,408
Hotai Motor Company, Ltd.	19,000	413,720
Hua Nan Financial Holdings Company, Ltd.	540,896	392,310
Innolux Corp.	597,000	372,515
Inventec Corp.	168,000	155,157
Largan Precision Company, Ltd.	7,000	498,864
Lite-On Technology Corp.	136,000	294,036
MediaTek, Inc.	97,000	3,516,313
Mega Financial Holding Company, Ltd.	696,000	855,283
Micro-Star International Company, Ltd.	43,000	251,619
momo.com, Inc.	3,000	191,639
Nan Ya Plastics Corp.	331,000	980,673
Nan Ya Printed Circuit Board Corp.	14,000	312,729
Nanya Technology Corp.	83,000	220,599
Nien Made Enterprise Company, Ltd.	10,000	136,226
Novatek Microelectronics Corp.	37,000	616,101
Oneness Biotech Company, Ltd. (A)	15,000	160,563
Pegatron Corp.	129,000	308,285
Phison Electronics Corp.	10,000	148,427
Pou Chen Corp.	152,000	174,655
Powertech Technology, Inc.	47,000	166,996
President Chain Store Corp.	36,000	348,364
Quanta Computer, Inc.	174,000	536,080
Realtek Semiconductor Corp.	30,000	595,172
Ruentex Development Company, Ltd.	73,976	170,133
Shin Kong Financial Holding Company, Ltd.	773,988	293,183
SinoPac Financial Holdings Company, Ltd.	641,601	352,029
Synnex Technology International Corp.	86,000	179,989
Taishin Financial Holding Company, Ltd.	652,651	435,804
Taiwan Cement Corp.	320,988	529,883
Taiwan Cooperative Financial Holding Company, Ltd.	598,059	509,804
Taiwan High Speed Rail Corp.	118,000	125,742
Taiwan Mobile Company, Ltd.	105,000	366,103
Taiwan Semiconductor Manufacturing Company, Ltd.	1,586,816	33,749,500
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
The Shanghai Commercial & Savings Bank, Ltd.	227,000	$377,612
Unimicron Technology Corp.	78,000	636,948
Uni-President Enterprises Corp.	309,000	724,571
United Microelectronics Corp.	762,000	1,744,436
Vanguard International Semiconductor Corp.	59,000	328,703
Walsin Technology Corp. (A)	21,000	130,374
Wan Hai Lines, Ltd.	39,300	220,780
Win Semiconductors Corp.	22,000	286,179
Winbond Electronics Corp.	193,000	221,926
Wistron Corp.	179,040	183,949
Wiwynn Corp.	5,000	187,700
WPG Holdings, Ltd.	100,960	181,990
Yageo Corp.	24,556	401,118
Yang Ming Marine Transport Corp. (A)	102,000	418,849
Yuanta Financial Holding Company, Ltd.	624,480	530,584
Zhen Ding Technology Holding, Ltd.	44,000	154,265
		75,241,505
Thailand - 0.5%
Advanced Info Service PCL, NVDR	79,300	484,041
Airports of Thailand PCL, NVDR	286,000	506,523
Asset World Corp. PCL, NVDR (A)	542,800	68,655
B. Grimm Power PCL, NVDR	51,100	59,793
Bangkok Commercial Asset Management PCL, NVDR	114,900	66,758
Bangkok Dusit Medical Services PCL, NVDR	639,600	422,569
Bangkok Expressway & Metro PCL, NVDR	511,300	128,133
Berli Jucker PCL, NVDR	79,400	77,645
BTS Group Holdings PCL, NVDR	512,200	139,643
Bumrungrad Hospital PCL, NVDR	30,700	130,737
Carabao Group PCL, NVDR	20,000	67,127
Central Pattana PCL, NVDR	135,000	208,151
Central Retail Corp. PCL, NVDR	120,958	114,769
Charoen Pokphand Foods PCL, NVDR	264,100	186,171
CP ALL PCL, NVDR	389,600	674,919
Delta Electronics Thailand PCL, NVDR	20,800	276,193
Electricity Generating PCL, NVDR	18,000	88,505
Energy Absolute PCL, NVDR	98,500	239,259
Global Power Synergy PCL, NVDR	47,000	102,251
Gulf Energy Development PCL, NVDR	194,500	226,183
Home Product Center PCL, NVDR	395,700	159,585
Indorama Ventures PCL, NVDR	115,400	133,987
Intouch Holdings PCL, NVDR	75,900	163,763
Krung Thai Bank PCL, NVDR	261,300	87,357
Krungthai Card PCL, NVDR	60,300	95,632
Land & Houses PCL, NVDR	569,300	140,729
Minor International PCL, NVDR (A)	207,700	167,606
Muangthai Capital PCL, NVDR	48,500	80,417
Osotspa PCL, NVDR	72,700	68,884
PTT Exploration & Production PCL, NVDR	92,600	310,074
PTT Global Chemical PCL, NVDR	153,700	255,587
PTT Oil & Retail Business PCL, NVDR	197,200	146,025
PTT PCL, NVDR	667,800	700,122
Ratch Group PCL, NVDR	56,400	72,254
SCG Packaging PCL, NVDR	86,400	158,495
Sri Trang Gloves Thailand PCL, NVDR	64,500	57,402
Srisawad Corp. PCL, NVDR	51,600	91,634
Thai Oil PCL, NVDR	72,700	99,747
Thai Union Group PCL, NVDR	188,600	110,207

45

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
The Siam Cement PCL, NVDR	52,500	$578,748
The Siam Commercial Bank PCL, NVDR	57,000	205,776
True Corp. PCL, NVDR	771,300	103,178
		8,255,234
Turkey - 0.1%
Akbank TAS	154,456	75,102
Aselsan Elektronik Sanayi Ve Ticaret AS	36,630	58,547
BIM Birlesik Magazalar AS	22,346	113,753
Eregli Demir ve Celik Fabrikalari TAS	68,890	113,175
Ford Otomotiv Sanayi AS	3,367	58,752
KOC Holding AS	37,962	77,820
Turkcell Iletisim Hizmetleri AS	60,603	84,776
Turkiye Garanti Bankasi AS	118,190	100,858
Turkiye Is Bankasi AS, Class C	88,293	42,338
Turkiye Petrol Rafinerileri AS (A)	5,589	61,182
Turkiye Sise ve Cam Fabrikalari AS	72,421	65,779
		852,082
United Arab Emirates - 0.0%
NMC Health PLC (A)	5,577	558
United Kingdom - 5.1%
3i Group PLC	38,840	712,632
abrdn PLC	90,717	280,497
Admiral Group PLC	7,699	302,679
Anglo American PLC	50,973	1,876,303
Ashtead Group PLC	17,667	1,421,274
Associated British Foods PLC	14,173	361,771
AstraZeneca PLC	60,893	6,675,977
Auto Trader Group PLC (C)	36,925	358,675
AVEVA Group PLC	4,726	201,720
Aviva PLC	160,732	820,320
BAE Systems PLC	127,807	930,796
Barclays PLC	663,907	1,621,045
Barratt Developments PLC	40,615	376,129
BP PLC	794,959	3,449,104
British American Tobacco PLC	85,760	2,870,143
BT Group PLC (A)	350,677	738,206
Bunzl PLC	13,185	501,674
Burberry Group PLC	15,958	374,802
CNH Industrial NV	136,308	2,237,371
Coca-Cola Europacific Partners PLC	22,737	1,122,526
Compass Group PLC (A)	70,244	1,370,306
Croda International PLC	5,437	729,149
Diageo PLC	91,916	4,638,827
Direct Line Insurance Group PLC	55,902	200,328
Entain PLC (A)	23,042	512,157
Evraz PLC	19,545	148,997
Ferguson PLC	8,789	1,337,926
GlaxoSmithKline PLC	197,668	4,013,264
Halma PLC	14,811	590,375
Hargreaves Lansdown PLC	14,029	249,003
HSBC Holdings PLC	803,497	4,440,436
Imperial Brands PLC	37,234	760,939
Informa PLC (A)	58,242	360,674
InterContinental Hotels Group PLC (A)	7,284	432,802
Intertek Group PLC	6,333	448,468
J Sainsbury PLC	64,599	237,327
JD Sports Fashion PLC	101,180	299,221
Johnson Matthey PLC	7,634	212,087
Kingfisher PLC	83,119	349,284
Land Securities Group PLC	27,040	260,649
Legal & General Group PLC	242,218	904,899
Lloyds Banking Group PLC	2,792,988	1,734,285
London Stock Exchange Group PLC	13,000	1,126,197
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
M&G PLC	102,115	$253,443
Melrose Industries PLC	171,813	330,089
Mondi PLC	19,203	438,657
National Grid PLC	139,012	1,844,554
NatWest Group PLC	227,486	640,989
Next PLC	5,193	542,537
Ocado Group PLC (A)	19,163	457,466
Pearson PLC	29,474	233,062
Persimmon PLC	12,594	457,674
Phoenix Group Holdings PLC	27,051	229,703
Prudential PLC	103,608	1,750,066
Reckitt Benckiser Group PLC	28,008	2,268,728
RELX PLC	75,797	2,351,265
Rentokil Initial PLC	72,738	592,351
Rio Tinto PLC	44,182	2,708,532
Rolls-Royce Holdings PLC (A)	329,236	537,096
Schroders PLC	5,221	238,097
Segro PLC	46,916	876,819
Severn Trent PLC	9,472	362,920
Smith & Nephew PLC	34,661	557,048
Smiths Group PLC	15,685	299,570
Spirax-Sarco Engineering PLC	2,871	595,699
SSE PLC	40,754	837,854
St. James's Place PLC	21,628	445,329
Standard Chartered PLC	102,724	565,300
Taylor Wimpey PLC	144,537	303,562
Tesco PLC	303,942	1,121,075
The Berkeley Group Holdings PLC	4,481	255,083
The British Land Company PLC	33,803	228,554
The Sage Group PLC	41,471	425,590
Unilever PLC	103,035	5,262,295
United Utilities Group PLC	26,262	377,197
Vodafone Group PLC	1,100,672	1,595,770
Whitbread PLC (A)	7,911	294,887
WPP PLC	47,211	655,292
		83,525,397
United States - 0.0%
Bausch Health Companies, Inc. (A)	17,965	426,395
Brookfield Renewable Corp., Class A	7,575	281,665
Jackson Financial, Inc., Class A	287	9,086
		717,146
TOTAL COMMON STOCKS (Cost $1,259,782,700)		$1,424,169,093
PREFERRED SECURITIES - 0.9%
Brazil - 0.3%
Alpargatas SA	10,300	71,618
Banco Bradesco SA	275,661	976,264
Bradespar SA	14,046	124,296
Braskem SA, A Shares (A)	10,900	97,040
Centrais Eletricas Brasileiras SA, B Shares	14,500	82,664
Cia Energetica de Minas Gerais	59,151	138,254
Cia Paranaense de Energia, B Shares	33,800	36,915
Gerdau SA	65,000	298,300
Itau Unibanco Holding SA	273,900	1,090,367
Itausa SA	251,360	432,358
Petroleo Brasileiro SA	270,900	1,418,143
		4,766,219
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	9,204	579,483
Colombia - 0.0%
Bancolombia SA	75,785	614,627

46

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Germany - 0.4%
Bayerische Motoren Werke AG	3,749	$293,966
Fuchs Petrolub SE	4,476	201,048
Henkel AG & Company KGaA	11,683	921,791
Porsche Automobil Holding SE	10,006	839,455
Sartorius AG	1,708	1,174,981
Volkswagen AG	12,174	2,224,122
		5,655,363
South Korea - 0.2%
Hyundai Motor Company	1,556	118,805
Hyundai Motor Company, 2nd Preferred	2,398	186,756
LG Chem, Ltd.	516	140,633
LG Household & Health Care, Ltd.	136	68,116
Samsung Electronics Company, Ltd.	54,751	2,952,502
		3,466,812
TOTAL PREFERRED SECURITIES (Cost $14,702,082)		$15,082,504
EXCHANGE-TRADED FUNDS - 7.2%
iShares MSCI India ETF	1,205,294	57,275,571
iShares MSCI Saudi Arabia ETF	364,565	14,360,215
KraneShares Bosera MSCI China A ETF (B)	459,874	21,448,523
VanEck Russia ETF	768,589	21,735,697
Xtrackers Harvest CSI 300 China A-Shares ETF	69,303	2,666,779
TOTAL EXCHANGE-TRADED FUNDS (Cost $90,935,009)		$117,486,785
RIGHTS - 0.0%
CIFI Holdings Group Company, Ltd. (Expiration Date: 12-21-21; Strike Price: HKD 4.00) (A)	9,600	308
Mapletree Logistics Trust (Expiration Date: 12-15-21; Strike Price: SGD 1.84) (A)	2,138	31
Vonovia SE (Expiration Date: 12-8-21; Strike Price: EUR 40.00) (A)	35,655	125,757
TOTAL RIGHTS (Cost $0)		$126,096
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	1,937
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	50,460	764
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (A)	25,230	614
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	72,322	78,778
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	5,503	544
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	6,072	778
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	12,759	3,571
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	$779
TOTAL WARRANTS (Cost $0)		$87,765
SHORT-TERM INVESTMENTS - 4.5%
U.S. Government - 0.1%
U.S. Treasury Bill 0.045%, 02/17/2022 *	$2,000,000	1,999,771
U.S. Government Agency - 3.5%
Federal Home Loan Bank Discount Note
0.025%, 12/06/2021 *	14,900,000	14,899,938
0.030%, 03/01/2022 *	12,900,000	12,897,744
0.035%, 01/21/2022 *	20,000,000	19,998,867
0.045%, 02/17/2022 *	9,200,000	9,199,004
		56,995,553
Short-term funds - 0.9%
John Hancock Collateral Trust, 0.0000% (E)(F)	1,352,542	13,532,317
TOTAL SHORT-TERM INVESTMENTS (Cost $72,528,742)		$72,527,641
Total Investments (International Strategic Equity Allocation Fund) (Cost $1,437,948,533) - 100.0%		$1,629,479,884
Other assets and liabilities, net - 0.0%		304,596
TOTAL NET ASSETS - 100.0%		$1,629,784,480
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
HKD	Hong Kong Dollar
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $16,646,806. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $6,137,875 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 11-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

47

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	56	Long	Dec 2021	$4,438,710	$4,382,280	$(56,430)
Mini MSCI EAFE Index Futures	393	Long	Dec 2021	46,478,452	43,888,275	(2,590,177)
Mini MSCI Emerging Markets Index Futures	318	Long	Dec 2021	20,683,996	19,281,930	(1,402,066)
S&P/TSX 60 Index Futures	23	Long	Dec 2021	4,431,878	4,486,751	54,873
						$(3,993,800)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 92.2%
Communication services – 4.2%
Entertainment – 0.2%
Madison Square Garden Sports Corp. (A)	19,427	$3,346,689
Media – 3.8%
DISH Network Corp., Class A (A)	263,165	8,223,906
Fox Corp., Class A	287,569	10,269,089
News Corp., Class A	1,655,204	35,785,510
Scholastic Corp.	284,505	10,708,768
ViacomCBS, Inc., Class B	96,465	2,985,592
		67,972,865
Wireless telecommunication services – 0.2%
Telephone & Data Systems, Inc.	243,654	4,307,803
		75,627,357
Consumer discretionary – 2.3%
Diversified consumer services – 0.4%
Strategic Education, Inc.	150,307	8,041,425
Hotels, restaurants and leisure – 0.5%
Compass Group PLC (A)	430,756	8,403,127
Household durables – 0.3%
Mohawk Industries, Inc. (A)	29,607	4,970,127
Multiline retail – 0.1%
Nordstrom, Inc. (A)	63,604	1,346,497
Textiles, apparel and luxury goods – 1.0%
Ralph Lauren Corp.	150,261	17,436,286
		40,197,462
Consumer staples – 8.3%
Beverages – 0.6%
Carlsberg A/S, Class B	66,827	10,378,148
Food and staples retailing – 1.3%
Sysco Corp.	322,558	22,591,962
Food products – 5.8%
Bunge, Ltd.	450,415	38,992,427
Campbell Soup Company	478,056	19,279,998
Flowers Foods, Inc.	1,599,421	41,297,050
The Kraft Heinz Company	129,742	4,360,629
		103,930,104
Household products – 0.6%
Kimberly-Clark Corp.	89,539	11,667,827
		148,568,041
Energy – 10.9%
Energy equipment and services – 2.3%
Expro Group Holdings NV (A)	727,285	10,189,263
NOV, Inc. (A)	715,415	8,527,747
SEACOR Marine Holdings, Inc. (A)	340,335	1,266,046
TechnipFMC PLC (A)	2,823,981	16,011,972
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)(B)	593,031	$6,185,313
		42,180,341
Oil, gas and consumable fuels – 8.6%
APA Corp.	374,300	9,645,711
Cameco Corp. (B)	1,304,350	30,234,833
Canadian Natural Resources, Ltd.	675,064	27,556,112
EQT Corp. (A)	1,101,035	21,393,110
Equitrans Midstream Corp.	1,602,430	15,415,378
Imperial Oil, Ltd.	1,129,747	37,383,328
NAC Kazatomprom JSC, GDR	279,661	11,403,508
		153,031,980
		195,212,321
Financials – 19.0%
Banks – 4.1%
Fifth Third Bancorp	961,616	40,532,114
Popular, Inc.	168,658	13,124,966
Sterling Bancorp	228,300	5,664,123
Westamerica BanCorp	279,394	15,025,809
		74,347,012
Capital markets – 4.5%
Lazard, Ltd., Class A	245,938	10,481,878
Northern Trust Corp.	227,102	26,275,701
State Street Corp.	483,645	43,029,896
		79,787,475
Diversified financial services – 1.5%
Groupe Bruxelles Lambert SA	177,814	19,310,504
Jackson Financial, Inc., Class A (B)	243,000	7,693,380
		27,003,884
Insurance – 8.4%
Brighthouse Financial, Inc. (A)	365,029	17,744,060
Brown & Brown, Inc.	402,836	25,946,667
CNA Financial Corp.	460,262	19,165,310
Kemper Corp.	290,871	16,090,984
Loews Corp.	696,388	37,228,902
Marsh & McLennan Companies, Inc.	91,825	15,061,137
RenaissanceRe Holdings, Ltd.	113,850	17,545,424
The Hartford Financial Services Group, Inc.	20,600	1,361,660
		150,144,144
Thrifts and mortgage finance – 0.5%
Capitol Federal Financial, Inc.	774,276	8,795,775
		340,078,290
Health care – 12.9%
Biotechnology – 1.7%
ACADIA Pharmaceuticals, Inc. (A)	304,738	5,850,970

48

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Alkermes PLC (A)	455,981	$9,995,104
BioMarin Pharmaceutical, Inc. (A)	76,977	6,642,345
Galapagos NV (A)(B)	89,623	4,337,860
Incyte Corp. (A)	47,774	3,235,255
		30,061,534
Health care equipment and supplies – 4.0%
Baxter International, Inc.	312,191	23,280,083
Dentsply Sirona, Inc.	376,421	18,346,760
Hologic, Inc. (A)	160,595	12,001,264
Zimmer Biomet Holdings, Inc.	155,526	18,600,910
		72,229,017
Health care providers and services – 7.1%
Cardinal Health, Inc.	854,076	39,483,933
Centene Corp. (A)	141,700	10,118,797
Covetrus, Inc. (A)	262,816	4,725,432
Fresenius Medical Care AG & Company KGaA	38,616	2,302,379
Fresenius SE & Company KGaA	288,809	10,931,164
Patterson Companies, Inc.	880,830	27,719,720
Select Medical Holdings Corp.	1,165,732	31,299,904
		126,581,329
Pharmaceuticals – 0.1%
Perrigo Company PLC	60,506	2,221,175
		231,093,055
Industrials – 6.2%
Aerospace and defense – 2.9%
Rolls-Royce Holdings PLC (A)	6,875,994	11,217,115
Textron, Inc.	576,149	40,791,349
		52,008,464
Air freight and logistics – 0.6%
CH Robinson Worldwide, Inc.	107,666	10,237,960
Airlines – 0.2%
Southwest Airlines Company (A)	97,647	4,335,527
Commercial services and supplies – 0.3%
Cintas Corp.	11,606	4,899,937
Machinery – 1.6%
AGCO Corp.	43,412	4,784,437
PACCAR, Inc.	287,012	23,942,541
		28,726,978
Road and rail – 0.6%
JB Hunt Transport Services, Inc.	54,624	10,441,924
		110,650,790
Information technology – 1.8%
Electronic equipment, instruments and components – 0.9%
National Instruments Corp.	363,496	15,092,354
Semiconductors and semiconductor equipment – 0.9%
Applied Materials, Inc.	112,138	16,505,592
		31,597,946
Materials – 10.8%
Chemicals – 2.3%
Corteva, Inc.	584,601	26,307,045
PPG Industries, Inc.	44,297	6,829,268
Westlake Chemical Corp.	90,901	8,446,521
		41,582,834
Construction materials – 2.2%
Summit Materials, Inc., Class A (A)	686,348	25,600,780
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Vulcan Materials Company	65,851	$12,619,686
		38,220,466
Metals and mining – 6.3%
AngloGold Ashanti, Ltd., ADR	623,827	13,062,937
Centerra Gold, Inc.	124,670	917,373
Cia de Minas Buenaventura SAA, ADR (A)	1,497,187	10,944,437
Franco-Nevada Corp.	267,960	36,746,043
Freeport-McMoRan, Inc.	558,478	20,708,364
Fresnillo PLC	1,426,394	17,208,106
Gold Fields, Ltd., ADR	1,088,484	12,343,409
Newmont Corp.	20,851	1,145,137
		113,075,806
		192,879,106
Real estate – 7.6%
Equity real estate investment trusts – 7.4%
Apartment Income REIT Corp.	130,549	6,626,667
Apartment Investment and Management Company, Class A (A)	1,207,337	8,946,367
Equity Commonwealth (A)	856,430	21,796,144
Equity Residential	167,879	14,321,757
Rayonier, Inc.	723,692	27,333,847
Regency Centers Corp.	276,936	19,202,742
Weyerhaeuser Company	898,618	33,797,023
		132,024,547
Real estate management and development – 0.2%
The St. Joe Company	90,735	4,356,187
		136,380,734
Utilities – 8.2%
Electric utilities – 4.5%
FirstEnergy Corp.	1,173,724	44,202,446
PG&E Corp. (A)	3,090,575	36,716,031
		80,918,477
Gas utilities – 1.4%
Atmos Energy Corp.	73,300	6,620,456
National Fuel Gas Company	296,570	17,144,712
		23,765,168
Independent power and renewable electricity producers – 1.3%
Vistra Corp.	1,154,004	22,941,600
Multi-utilities – 1.0%
CenterPoint Energy, Inc.	701,620	18,178,974
		145,804,219
TOTAL COMMON STOCKS (Cost $1,209,633,563)		$1,648,089,321
PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	21,349	2,602,016
TOTAL PREFERRED SECURITIES (Cost $2,341,214)		$2,602,016
CORPORATE BONDS - 0.0%
Energy - 0.0%
Weatherford International, Ltd. 11.000%, 12/01/2024 (C)	$410,000	424,350
TOTAL CORPORATE BONDS (Cost $307,629)		$424,350
SHORT-TERM INVESTMENTS – 7.9%
Short-term funds – 7.9%
John Hancock Collateral Trust, 0.0000% (D)(E)	973,867	9,743,632

49

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Short-term funds (continued)
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (D)	2,000,049	$2,000,049
T. Rowe Price Government Reserve Fund, 0.0536% (D)	129,449,409	129,449,409
TOTAL SHORT-TERM INVESTMENTS (Cost $141,192,539)		$141,193,090
Total Investments (Mid Value Fund) (Cost $1,353,474,945) – 100.3%		$1,792,308,777
Other assets and liabilities, net – (0.3%)		(5,427,168)
TOTAL NET ASSETS – 100.0%		$1,786,881,609
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $11,682,131. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $3,193,983 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	The rate shown is the annualized seven-day yield as of 11-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.3%
Communication services – 14.3%
Entertainment – 0.4%
CTS Eventim AG & Company KGaA (A)	11,283	$733,243
Take-Two Interactive Software, Inc. (A)	539	89,409
		822,652
Interactive media and services – 13.9%
Alphabet, Inc., Class A (A)	317	899,630
Alphabet, Inc., Class C (A)	3,078	8,769,345
Baidu, Inc., ADR (A)	31,608	4,736,143
Kanzhun, Ltd. (A)	3,412	109,116
Kuaishou Technology (A)(B)	3,500	37,996
Mail.Ru Group, Ltd., GDR (A)	128,675	2,153,943
Meta Platforms, Inc., Class A (A)	19,215	6,234,499
Pinterest, Inc., Class A (A)	32,938	1,319,496
Snap, Inc., Class A (A)	16,747	797,325
ZoomInfo Technologies, Inc., Class A (A)	50,476	3,114,369
		28,171,862
		28,994,514
Consumer discretionary – 21.7%
Auto components – 0.2%
Aptiv PLC (A)	2,810	450,584
Automobiles – 1.4%
Rivian Automotive, Inc., Class A (A)	6,313	756,045
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Tesla, Inc. (A)	1,791	$2,050,265
		2,806,310
Diversified consumer services – 0.2%
New Oriental Education & Technology Group, Inc., ADR (A)	192,611	425,670
Hotels, restaurants and leisure – 5.2%
Booking Holdings, Inc. (A)	1,853	3,894,728
Expedia Group, Inc. (A)	1,518	244,535
Tongcheng-Elong Holdings, Ltd. (A)	461,200	949,783
Trip.com Group, Ltd., ADR (A)	194,849	5,358,348
		10,447,394
Internet and direct marketing retail – 14.3%
Alibaba Group Holding, Ltd., ADR (A)	35,654	4,546,955
Amazon.com, Inc. (A)	2,960	10,380,927
boohoo Group PLC (A)	536,882	1,183,530
Coupang, Inc. (A)	28,201	747,327
Deliveroo PLC (A)(B)(C)	235,141	933,036
Delivery Hero SE (A)(B)	20,032	2,658,465
D-MARKET Elektronik Hizmetler ve Ticaret AS, ADR (A)(C)	30,722	75,269
Etsy, Inc. (A)	2,923	802,597
Naspers, Ltd., N Shares	6,655	1,019,322
Prosus NV (A)	12,275	986,454
Wayfair, Inc., Class A (A)(C)	3,233	801,267
Zalando SE (A)(B)	53,914	4,903,130
		29,038,279
Specialty retail – 0.4%
Warby Parker, Inc., Class A (A)(C)	16,535	839,151
		44,007,388
Health care – 0.1%
Health care technology – 0.1%
Veeva Systems, Inc., Class A (A)	658	185,938
Industrials – 0.7%
Electrical equipment – 0.0%
Bloom Energy Corp., Class A (A)	410	11,267
Professional services – 0.0%
Legalzoom.com, Inc. (A)	1,200	21,612
Road and rail – 0.7%
DiDi Global, Inc. (A)(D)	16,798	506,907
Lyft, Inc., Class A (A)	17,858	725,213
Uber Technologies, Inc. (A)	5,191	197,258
		1,429,378
		1,462,257
Information technology – 59.5%
Communications equipment – 0.2%
Arista Networks, Inc. (A)	1,888	234,225
F5, Inc. (A)	767	174,554
		408,779
Electronic equipment, instruments and components – 1.0%
Cognex Corp.	1,335	103,129
Flex, Ltd. (A)	7,579	129,601
IPG Photonics Corp. (A)	825	135,457
Samsung SDI Company, Ltd.	2,939	1,698,160
		2,066,347
IT services – 7.2%
Adyen NV (A)(B)	135	373,928
Cloudflare, Inc., Class A (A)	2,032	382,504
DXC Technology Company (A)	24,215	726,208
EPAM Systems, Inc. (A)	801	487,449
Fiserv, Inc. (A)	2,105	203,175
MongoDB, Inc. (A)	9,311	4,637,809

50

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Okta, Inc. (A)	11,694	$2,516,900
Shopify, Inc., Class A (A)	573	871,986
Snowflake, Inc., Class A (A)	4,011	1,364,342
Square, Inc., Class A (A)	9,744	2,029,968
Toast, Inc., Class A (A)	62	2,479
Twilio, Inc., Class A (A)	3,453	988,076
		14,584,824
Semiconductors and semiconductor equipment – 14.6%
Advanced Micro Devices, Inc. (A)	5,015	794,226
Applied Materials, Inc.	16,923	2,490,896
ASML Holding NV, NYRS	585	463,033
GLOBALFOUNDRIES, Inc. (A)(C)	10,327	715,041
Infineon Technologies AG	28,140	1,272,306
KLA Corp.	1,135	463,228
Lam Research Corp.	973	661,494
Marvell Technology, Inc.	18,157	1,292,234
Micron Technology, Inc.	53,931	4,530,204
NVIDIA Corp.	11,464	3,745,977
NXP Semiconductors NV	4,110	918,010
ON Semiconductor Corp. (A)	36,316	2,230,892
QUALCOMM, Inc.	13,397	2,418,962
SK Hynix, Inc.	6,840	653,911
STMicroelectronics NV	26,760	1,303,260
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	14,650	1,716,248
Teradyne, Inc.	2,883	440,724
Tokyo Electron, Ltd.	2,000	1,050,939
Wolfspeed, Inc. (A)	375	45,983
Xilinx, Inc.	10,207	2,331,789
		29,539,357
Software – 30.4%
Adobe, Inc. (A)	1,008	675,209
Altair Engineering, Inc., Class A (A)	1,864	138,775
Alteryx, Inc., Class A (A)	3,335	221,677
Asana, Inc., Class A (A)	31,261	3,249,581
Atlassian Corp. PLC, Class A (A)	2,328	876,073
Box, Inc., Class A (A)	7,312	171,174
Citrix Systems, Inc.	57,162	4,597,540
Crowdstrike Holdings, Inc., Class A (A)	9,840	2,136,658
Datadog, Inc., Class A (A)	14,090	2,512,106
DocuSign, Inc. (A)	1,615	397,871
ForgeRock, Inc., Class A (A)(C)	3,106	83,210
Fortinet, Inc. (A)	4,507	1,496,820
HubSpot, Inc. (A)	6,000	4,841,460
Intuit, Inc.	3,240	2,113,452
KnowBe4, Inc., Class A (A)	9,355	211,049
Mandiant, Inc. (A)	5,255	89,177
Microsoft Corp.	37,171	12,288,356
Monday.com, Ltd. (A)(C)	1,355	487,529
NortonLifeLock, Inc.	44,122	1,096,432
Palo Alto Networks, Inc. (A)	1,722	941,831
Paycom Software, Inc. (A)	6,294	2,753,499
Procore Technologies, Inc. (A)	369	31,276
salesforce.com, Inc. (A)	28,429	8,101,128
Smartsheet, Inc., Class A (A)	1,518	97,152
TeamViewer AG (A)(B)	34,698	470,313
The Trade Desk, Inc., Class A (A)	19,479	2,014,518
Varonis Systems, Inc. (A)	6,395	331,325
Workday, Inc., Class A (A)	3,415	936,495
Zoom Video Communications, Inc., Class A (A)	21,667	4,580,620
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Zscaler, Inc. (A)	10,112	$3,508,561
		61,450,867
Technology hardware, storage and peripherals – 6.1%
Apple, Inc.	20,620	3,408,486
Pure Storage, Inc., Class A (A)	157,794	4,886,880
Samsung Electronics Company, Ltd.	46,957	2,818,651
Seagate Technology Holdings PLC	12,592	1,292,821
		12,406,838
		120,457,012
TOTAL COMMON STOCKS (Cost $152,088,897)		$195,107,109
SHORT-TERM INVESTMENTS – 5.2%
Short-term funds – 3.1%
John Hancock Collateral Trust, 0.0000% (E)(F)	345,950	3,461,261
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (E)	1,612,913	1,612,913
T. Rowe Price Government Reserve Fund, 0.0536% (E)	1,203,448	1,203,448
		6,277,622
Repurchase agreement – 2.1%
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $4,207,000 on 12-1-21, collateralized by $3,680,000 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $4,291,247)	$4,207,000	4,207,000
TOTAL SHORT-TERM INVESTMENTS (Cost $10,484,670)		$10,484,622
Total Investments (Science & Technology Fund) (Cost $162,573,567) – 101.5%		$205,591,731
Other assets and liabilities, net – (1.5%)		(3,030,251)
TOTAL NET ASSETS – 100.0%		$202,561,480
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $3,381,139.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(E)	The rate shown is the annualized seven-day yield as of 11-30-21.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

51

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 93.1%
Communication services – 6.7%
Diversified telecommunication services – 1.1%
Anterix, Inc. (A)	1,281	$77,065
AT&T, Inc.	724,760	16,546,271
ATN International, Inc.	1,242	47,457
Bandwidth, Inc., Class A (A)	2,449	175,495
BCE, Inc.	10,184	512,528
BT Group PLC (A)	663,928	1,397,631
Cellnex Telecom SA (A)(B)	103,826	6,123,234
China Tower Corp., Ltd., H Shares (B)	4,670,400	591,146
Chunghwa Telecom Company, Ltd.	461,479	1,856,557
Cogent Communications Holdings, Inc.	4,322	323,847
Consolidated Communications Holdings, Inc. (A)	7,954	59,814
Deutsche Telekom AG	411,834	7,253,502
EchoStar Corp., Class A (A)	4,253	116,405
Elisa OYJ	17,357	1,042,236
Globalstar, Inc. (A)	63,782	88,657
HKT Trust & HKT, Ltd.	322,322	436,278
IDT Corp., Class B (A)	2,097	113,825
Infrastrutture Wireless Italiane SpA (B)	84,166	965,261
Iridium Communications, Inc. (A)	47,467	1,825,106
Koninklijke KPN NV	346,779	1,021,500
LG Uplus Corp.	27,452	312,414
Liberty Latin America, Ltd., Class A (A)	7,364	83,655
Liberty Latin America, Ltd., Class C (A)	13,490	151,628
Lumen Technologies, Inc.	101,129	1,247,932
Nippon Telegraph & Telephone Corp.	161,300	4,438,310
Ooma, Inc. (A)	2,579	48,511
Orange Polska SA (A)	305,778	636,587
Orange SA	240,037	2,580,580
Proximus SADP	16,732	304,140
Radius Global Infrastructure, Inc., Class A (A)	6,259	103,274
Sarana Menara Nusantara Tbk PT	3,160,500	255,668
Singapore Telecommunications, Ltd.	102,110	175,825
Singapore Telecommunications, Ltd.	229,178	396,282
Spark New Zealand, Ltd.	286,000	894,486
Swisscom AG	3,024	1,679,864
Telecom Italia SpA	2,544,453	1,322,062
Telecom Italia SpA, Savings Shares	1,489,050	727,221
Telefonica Brasil SA	53,954	482,643
Telefonica Deutschland Holding AG	123,998	330,719
Telefonica SA	1,049,567	4,761,925
Telekom Malaysia BHD	130,518	172,382
Telenor ASA	100,723	1,488,308
Telesat Corp.	1,406	43,277
Telesites SAB de CV	185,600	164,978
Telia Company AB	316,073	1,221,614
Telkom Indonesia Persero Tbk PT	6,686,360	1,861,653
Telstra Corp., Ltd.	152,982	440,886
TELUS Corp.	52,083	1,190,515
Tower Bersama Infrastructure Tbk PT	1,042,400	220,048
True Corp. PCL, NVDR	1,459,800	195,279
United Internet AG	11,752	440,383
Verizon Communications, Inc.	412,438	20,733,258
		89,680,122
Entertainment – 0.8%
Activision Blizzard, Inc.	39,726	2,327,944
Alibaba Pictures Group, Ltd. (A)	1,340,500	137,587
AMC Entertainment Holdings, Inc., Class A (A)(C)	53,909	1,829,671
Bilibili, Inc., ADR (A)(C)	18,500	1,221,185
Bollore SA	104,441	560,379
Capcom Company, Ltd.	21,800	542,610
CD Projekt SA (C)	31,849	1,418,261
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment (continued)
Cinemark Holdings, Inc. (A)	11,460	$177,859
CuriosityStream, Inc. (A)	3,069	22,250
Electronic Arts, Inc.	14,239	1,768,769
Eros STX Global Corp. (A)	39,921	14,495
HUYA, Inc., ADR (A)	8,900	76,629
HYBE Company, Ltd. (A)	1,721	526,985
IMAX Corp. (A)	5,399	89,030
iQIYI, Inc., ADR (A)	31,800	198,432
Kingsoft Corp., Ltd.	108,000	467,341
Koei Tecmo Holdings Company, Ltd.	7,230	301,248
Konami Holdings Corp.	11,800	603,224
Liberty Media Corp.-Liberty Braves, Class A (A)	2,501	69,703
Liberty Media Corp.-Liberty Braves, Class C (A)	2,587	71,168
Lions Gate Entertainment Corp., Class A (A)	6,177	90,493
Lions Gate Entertainment Corp., Class B (A)	12,438	169,779
Live Nation Entertainment, Inc. (A)	6,673	711,675
Madison Square Garden Entertainment Corp. (A)	2,763	182,690
NCSoft Corp.	2,079	1,186,936
NetEase, Inc., ADR	45,020	4,850,005
Netflix, Inc. (A)	22,676	14,555,724
Netmarble Corp. (B)	2,679	263,118
Nexon Company, Ltd.	61,300	1,216,970
Nintendo Company, Ltd.	14,039	6,191,450
Pearl Abyss Corp. (A)	3,747	415,870
Sea, Ltd., ADR (A)	2,600	748,982
Square Enix Holdings Company, Ltd.	10,800	565,063
Take-Two Interactive Software, Inc. (A)	5,902	979,024
Tencent Music Entertainment Group, ADR (A)	74,500	535,655
The Marcus Corp. (A)(C)	2,869	50,121
The Walt Disney Company (A)	93,497	13,547,715
Toho Company, Ltd.	13,900	616,905
Ubisoft Entertainment SA (A)	11,174	572,737
Universal Music Group NV	161,005	4,621,501
World Wrestling Entertainment, Inc., Class A	12,009	592,764
		65,089,947
Interactive media and services – 3.7%
Adevinta ASA (A)	39,240	559,220
Alphabet, Inc., Class A (A)	29,454	83,588,979
Alphabet, Inc., Class C (A)	27,567	78,539,486
Auto Trader Group PLC (B)	69,920	679,177
Autohome, Inc., ADR	8,500	290,445
Baidu, Inc., ADR (A)	31,100	4,660,024
CarGurus, Inc. (A)	9,899	371,213
Cars.com, Inc. (A)	7,286	121,530
Eventbrite, Inc., Class A (A)	7,979	120,483
EverQuote, Inc., Class A (A)	2,330	30,709
FuboTV, Inc. (A)(C)	13,789	270,540
Hello Group, Inc., ADR	17,600	203,632
j2 Global, Inc. (A)	17,318	1,972,001
JOYY, Inc., ADR	6,300	322,560
Kakaku.com, Inc.	16,500	461,030
Kakao Corp.	39,098	4,000,113
Kuaishou Technology (A)(B)	29,900	324,597
Liberty TripAdvisor Holdings, Inc., Class A (A)	8,927	19,282
Match Group, Inc. (A)	27,285	3,546,777
MediaAlpha, Inc., Class A (A)	2,344	36,144
Meta Platforms, Inc., Class A (A)	237,034	76,908,052

52

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Interactive media and services (continued)
NAVER Corp.	15,520	$4,954,790
QuinStreet, Inc. (A)	5,245	80,301
REA Group, Ltd.	1,915	219,221
Scout24 SE (B)	10,640	706,146
SEEK, Ltd.	12,158	298,328
Tencent Holdings, Ltd.	645,012	37,616,491
TripAdvisor, Inc. (A)	26,186	677,170
TrueCar, Inc. (A)	11,088	36,480
Twitter, Inc. (A)	80,474	3,536,028
Weibo Corp., ADR (A)	7,000	278,670
Yelp, Inc. (A)	25,886	887,372
Z Holdings Corp.	335,307	2,219,198
		308,536,189
Media – 0.6%
Advantage Solutions, Inc. (A)	8,234	59,532
AMC Networks, Inc., Class A (A)	3,025	116,795
Audacy, Inc. (A)	13,404	33,108
Boston Omaha Corp., Class A (A)	1,884	53,977
Cable One, Inc.	1,317	2,333,803
Cardlytics, Inc. (A)	3,361	227,136
Charter Communications, Inc., Class A (A)	9,428	6,093,128
Cheil Worldwide, Inc.	8,679	158,452
China Literature, Ltd. (A)(B)(C)	45,400	316,930
Clear Channel Outdoor Holdings, Inc. (A)	39,522	121,333
Comcast Corp., Class A	340,847	17,035,533
comScore, Inc. (A)	9,575	33,225
CyberAgent, Inc.	50,200	923,932
Cyfrowy Polsat SA	129,828	1,108,399
Daily Journal Corp. (A)	158	57,563
Dentsu Group, Inc.	26,844	850,136
Discovery, Inc., Series A (A)(C)	13,035	303,324
Discovery, Inc., Series C (A)	23,524	534,230
DISH Network Corp., Class A (A)	19,012	594,125
Embracer Group AB (A)	55,846	603,486
Entravision Communications Corp., Class A	6,495	48,258
Fox Corp., Class A	24,085	860,075
Fox Corp., Class B	11,002	369,667
Gannett Company, Inc. (A)	15,039	76,849
Gray Television, Inc.	8,869	182,879
Grupo Televisa SAB, Series CPO	333,297	614,756
Hakuhodo DY Holdings, Inc.	29,100	430,515
Hemisphere Media Group, Inc. (A)	1,873	14,235
iHeartMedia, Inc., Class A (A)	11,695	229,339
Informa PLC (A)	110,279	682,924
Integral Ad Science Holding Corp. (A)	1,883	42,255
John Wiley & Sons, Inc., Class A	16,007	832,044
Megacable Holdings SAB de CV, Series CPO	45,500	126,617
Meredith Corp. (A)	4,162	245,558
MultiChoice Group	34,467	266,349
News Corp., Class A	28,514	616,473
News Corp., Class B	8,808	189,812
Omnicom Group, Inc.	15,567	1,047,815
Pearson PLC	55,807	441,287
Publicis Groupe SA	26,981	1,745,908
Quebecor, Inc., Class B	19,499	433,956
Schibsted ASA, B Shares	13,731	527,478
Schibsted ASA, Class A	10,897	485,541
Scholastic Corp.	2,706	101,854
Shaw Communications, Inc., Class B	50,897	1,474,178
Sinclair Broadcast Group, Inc., Class A	4,916	114,690
Stagwell, Inc. (A)	6,739	52,025
TechTarget, Inc. (A)	2,632	254,330
TEGNA, Inc.	81,657	1,612,726
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
The EW Scripps Company, Class A	6,105	$113,126
The Interpublic Group of Companies, Inc.	29,239	970,442
The New York Times Company, Class A	44,449	2,111,328
Thryv Holdings, Inc. (A)	831	32,484
ViacomCBS, Inc., Class B	45,952	1,422,214
Vivendi SE	85,435	1,088,006
WideOpenWest, Inc. (A)	5,521	102,691
WPP PLC	89,385	1,240,674
		52,759,505
Wireless telecommunication services – 0.5%
Advanced Info Service PCL, NVDR	150,200	916,808
America Movil SAB de CV, Series L	4,730,300	4,140,736
Axiata Group BHD	313,353	289,988
DiGi.Com BHD	347,520	343,787
Far EasTone Telecommunications Company, Ltd.	185,595	410,420
Globe Telecom, Inc.	2,915	189,575
Gogo, Inc. (A)(C)	6,300	80,766
Intouch Holdings PCL, NVDR	143,700	310,049
KDDI Corp.	202,667	5,880,415
Maxis BHD	265,460	294,288
MTN Group, Ltd. (A)	158,036	1,594,139
PLDT, Inc.	8,205	273,529
Rogers Communications, Inc., Class B	39,979	1,788,876
Shenandoah Telecommunications Company	5,158	130,962
SK Telecom Company, Ltd.	3,219	147,395
SoftBank Corp.	359,100	4,942,857
SoftBank Group Corp.	151,452	7,959,111
Taiwan Mobile Company, Ltd.	198,000	690,365
Tele2 AB, B Shares	59,346	846,905
Telephone & Data Systems, Inc.	36,721	649,227
TIM SA	91,889	225,561
T-Mobile US, Inc. (A)	59,249	6,446,884
Turkcell Iletisim Hizmetleri AS	114,705	160,458
United States Cellular Corp. (A)	1,581	46,023
Vodacom Group, Ltd.	59,347	498,728
Vodafone Group PLC	2,083,818	3,021,155
		42,279,007
		558,344,770
Consumer discretionary – 12.6%
Auto components – 0.5%
Adient PLC (A)	34,987	1,485,198
Aisin Corp.	18,700	686,216
American Axle & Manufacturing Holdings, Inc. (A)	12,005	106,364
Aptiv PLC (A)	27,821	4,461,097
BorgWarner, Inc.	24,611	1,065,164
Bridgestone Corp.	71,500	2,867,047
Cheng Shin Rubber Industry Company, Ltd.	213,730	256,976
Cie Generale des Etablissements Michelin SCA	20,410	3,011,911
Continental AG (A)	13,579	1,452,333
Cooper-Standard Holdings, Inc. (A)	2,085	48,143
Dana, Inc.	53,788	1,156,442
Denso Corp.	54,416	3,980,815
Dorman Products, Inc. (A)	2,750	305,195
Faurecia SE	14,166	608,825
Fox Factory Holding Corp. (A)	15,595	2,741,133
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	66,700	366,062
Gentex Corp.	63,566	2,188,577
Gentherm, Inc. (A)	3,460	292,197

53

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Hankook Tire & Technology Company, Ltd.	9,526	$308,862
Hanon Systems	23,645	257,432
Hyundai Mobis Company, Ltd.	8,430	1,564,572
Koito Manufacturing Company, Ltd.	13,076	749,839
LCI Industries	2,571	391,486
Lear Corp.	15,892	2,666,519
Magna International, Inc.	31,886	2,389,984
Minth Group, Ltd.	84,000	390,124
Modine Manufacturing Company (A)	5,825	60,347
Motorcar Parts of America, Inc. (A)	2,547	40,854
Patrick Industries, Inc.	2,379	189,773
Standard Motor Products, Inc.	2,073	103,733
Stanley Electric Company, Ltd.	16,700	433,888
Stoneridge, Inc. (A)	3,043	66,429
Sumitomo Electric Industries, Ltd.	95,400	1,248,711
Tenneco, Inc., Class A (A)	7,264	76,272
The Goodyear Tire & Rubber Company (A)	103,604	2,083,476
Valeo	27,585	795,132
Visteon Corp. (A)	10,353	1,096,590
XPEL, Inc. (A)	1,867	134,219
		42,127,937
Automobiles – 2.5%
Arcimoto, Inc. (A)(C)	3,130	32,020
Astra International Tbk PT	2,754,108	1,110,529
Bayerische Motoren Werke AG	41,040	3,933,824
Brilliance China Automotive Holdings, Ltd. (A)	316,300	134,421
BYD Company, Ltd., H Shares	88,194	3,468,986
Canoo, Inc. (A)	11,723	140,324
Daimler AG	105,876	9,915,607
Dongfeng Motor Group Company, Ltd., H Shares	309,680	287,485
Ferrari NV	31,751	8,308,437
Fisker, Inc. (A)(C)	17,187	367,630
Ford Motor Company	400,259	7,680,970
Ford Otomotiv Sanayi AS	6,375	111,240
Geely Automobile Holdings, Ltd.	658,000	1,943,347
General Motors Company (A)	149,197	8,634,030
Great Wall Motor Company, Ltd., H Shares	347,750	1,444,946
Guangzhou Automobile Group Company, Ltd., H Shares	333,346	339,995
Harley-Davidson, Inc.	40,925	1,499,083
Honda Motor Company, Ltd.	204,927	5,611,878
Hyundai Motor Company	17,539	2,881,377
Isuzu Motors, Ltd.	73,000	978,392
Kia Corp.	33,314	2,180,379
Li Auto, Inc., ADR (A)	60,700	2,151,208
Lordstown Motors Corp., Class A (A)(C)	10,655	49,865
Mazda Motor Corp. (A)	70,580	569,407
NIO, Inc., ADR (A)	152,500	5,967,325
Nissan Motor Company, Ltd. (A)	290,325	1,435,553
Renault SA (A)	23,096	743,109
Stellantis NV	512,105	8,738,427
Subaru Corp.	77,500	1,459,644
Suzuki Motor Corp.	46,200	1,864,985
Tesla, Inc. (A)	80,672	92,350,079
Thor Industries, Inc.	14,728	1,556,897
Toyota Motor Corp.	1,329,900	23,591,428
Volkswagen AG	3,973	1,107,028
Winnebago Industries, Inc.	3,359	242,587
Workhorse Group, Inc. (A)(C)	13,137	76,720
XPeng, Inc., ADR (A)	43,200	2,376,000
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Yadea Group Holdings, Ltd. (B)	130,000	$232,337
Yamaha Motor Company, Ltd.	37,300	938,040
		206,455,539
Distributors – 0.1%
Funko, Inc., Class A (A)	2,947	48,154
Genuine Parts Company	14,134	1,805,477
LKQ Corp.	26,833	1,499,965
Pool Corp.	3,894	2,157,743
		5,511,339
Diversified consumer services – 0.1%
2U, Inc. (A)	7,560	179,852
Adtalem Global Education, Inc. (A)	5,175	153,542
American Public Education, Inc. (A)	2,320	43,825
Carriage Services, Inc.	1,745	90,286
China East Education Holdings, Ltd. (A)(B)	58,500	61,135
China Education Group Holdings, Ltd.	86,000	158,199
China Yuhua Education Corp., Ltd. (B)	164,000	78,293
Coursera, Inc. (A)	6,086	182,519
European Wax Center, Inc., Class A (A)	1,171	31,582
Gaotu Techedu, Inc., ADR (A)(C)	12,800	34,176
Graham Holdings Company, Class B	1,456	824,853
Grand Canyon Education, Inc. (A)	12,020	871,089
H&R Block, Inc.	47,366	1,121,627
Houghton Mifflin Harcourt Company (A)	13,304	207,010
Laureate Education, Inc., Class A	10,563	105,630
New Oriental Education & Technology Group, Inc., ADR (A)	175,700	388,297
OneSpaWorld Holdings, Ltd. (A)	6,193	58,400
Perdoceo Education Corp. (A)	7,847	77,293
PowerSchool Holdings, Inc., Class A (A)	4,536	90,947
Service Corp. International	44,579	2,949,347
Strategic Education, Inc.	2,579	137,977
Stride, Inc. (A)	4,251	145,087
TAL Education Group, ADR (A)	46,862	242,745
Vivint Smart Home, Inc. (A)	9,840	103,714
WW International, Inc. (A)	5,613	94,411
		8,431,836
Hotels, restaurants and leisure – 1.1%
Accel Entertainment, Inc. (A)	6,365	81,026
Accor SA (A)	20,237	599,916
Aristocrat Leisure, Ltd.	22,268	692,094
Asset World Corp. PCL (A)	138,000	17,455
Asset World Corp. PCL, NVDR (A)	889,200	112,468
Bally's Corp. (A)	3,445	132,081
BJ's Restaurants, Inc. (A)	2,535	75,695
Bloomin' Brands, Inc. (A)	9,396	166,027
Bluegreen Vacations Holding Corp. (A)	1,841	54,733
Booking Holdings, Inc. (A)	2,393	5,029,727
Boyd Gaming Corp. (A)	21,793	1,277,288
Brinker International, Inc. (A)	4,806	166,288
Caesars Entertainment, Inc. (A)	12,489	1,124,884
Carnival Corp. (A)	46,989	827,946
Century Casinos, Inc. (A)	3,345	43,652
Chipotle Mexican Grill, Inc. (A)	1,613	2,650,820
Choice Hotels International, Inc.	8,731	1,253,335
Churchill Downs, Inc.	9,222	2,067,757
Chuy's Holdings, Inc. (A)	2,319	66,463
Compass Group PLC (A)	132,996	2,594,467
Cracker Barrel Old Country Store, Inc.	8,800	1,073,776
Crown Resorts, Ltd. (A)	14,173	110,743
Darden Restaurants, Inc.	7,533	1,039,177
Dave & Buster's Entertainment, Inc. (A)	4,584	148,888
Denny's Corp. (A)	6,906	95,648

54

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Dine Brands Global, Inc. (A)	1,706	$122,525
Domino's Pizza Enterprises, Ltd.	2,196	200,902
Domino's Pizza, Inc.	2,097	1,099,122
El Pollo Loco Holdings, Inc. (A)	2,453	30,957
Entain PLC (A)	43,624	969,637
Esports Technologies, Inc. (A)(C)	999	28,911
Everi Holdings, Inc. (A)	8,996	186,577
Evolution AB (B)	20,539	2,156,546
Expedia Group, Inc. (A)	8,427	1,357,505
F45 Training Holdings, Inc. (A)	2,480	26,387
Fiesta Restaurant Group, Inc. (A)	2,695	25,144
Flutter Entertainment PLC (A)	19,905	2,725,985
Full House Resorts, Inc. (A)	3,766	33,743
Galaxy Entertainment Group, Ltd. (A)	190,000	1,032,921
GAN, Ltd. (A)	4,545	43,950
Genting BHD	240,800	251,711
Genting Malaysia BHD	324,760	213,456
Genting Singapore, Ltd.	243,300	137,129
Golden Entertainment, Inc. (A)	1,828	83,923
Golden Nugget Online Gaming, Inc. (A)	4,357	54,332
Haidilao International Holding, Ltd. (B)(C)	119,000	262,230
Hilton Grand Vacations, Inc. (A)	8,934	424,365
Hilton Worldwide Holdings, Inc. (A)	15,987	2,159,364
Huazhu Group, Ltd., ADR (A)	19,800	782,496
InterContinental Hotels Group PLC (A)	13,792	819,498
International Game Technology PLC	10,481	283,197
Jack in the Box, Inc.	8,080	667,408
Jiumaojiu International Holdings, Ltd. (B)	82,000	169,370
Jollibee Foods Corp.	48,280	225,394
Kangwon Land, Inc. (A)	12,463	231,074
Krispy Kreme, Inc. (C)	2,588	37,655
La Francaise des Jeux SAEM (B)	11,406	528,274
Las Vegas Sands Corp. (A)	20,343	724,618
Lindblad Expeditions Holdings, Inc. (A)	3,568	49,988
Marriott International, Inc., Class A (A)	15,757	2,325,103
Marriott Vacations Worldwide Corp.	11,361	1,734,257
McDonald's Corp.	42,731	10,452,003
McDonald's Holdings Company Japan, Ltd.	9,600	428,443
Melco Resorts & Entertainment, Ltd., ADR (A)	18,700	182,512
MGM Resorts International	23,557	932,386
Minor International PCL, NVDR (A)	393,300	317,378
Monarch Casino & Resort, Inc. (A)	1,390	93,644
Noodles & Company (A)	4,926	50,689
Norwegian Cruise Line Holdings, Ltd. (A)(C)	22,059	430,371
Oriental Land Company, Ltd.	25,000	3,928,371
Papa John's International, Inc.	12,116	1,477,183
Penn National Gaming, Inc. (A)	9,699	496,880
RCI Hospitality Holdings, Inc.	934	59,132
Red Robin Gourmet Burgers, Inc. (A)	1,804	29,405
Red Rock Resorts, Inc., Class A	6,426	305,492
Restaurant Brands International, Inc.	30,930	1,730,453
Royal Caribbean Cruises, Ltd. (A)	12,807	894,185
Rush Street Interactive, Inc. (A)	5,775	103,026
Ruth's Hospitality Group, Inc. (A)	3,861	65,637
Sands China, Ltd. (A)	210,852	481,862
Scientific Games Corp. (A)	35,698	2,281,816
SeaWorld Entertainment, Inc. (A)	5,376	317,130
Shake Shack, Inc., Class A (A)	3,929	286,778
Six Flags Entertainment Corp. (A)	20,559	751,843
SJM Holdings, Ltd. (A)	168,384	119,398
Sodexo SA (A)	10,692	899,599
Starbucks Corp.	66,603	7,302,353
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Tabcorp Holdings, Ltd.	81,765	$287,849
Texas Roadhouse, Inc.	25,874	2,145,990
The Cheesecake Factory, Inc. (A)	4,891	187,423
The Wendy's Company	47,412	975,739
Tongcheng-Elong Holdings, Ltd. (A)	109,200	224,884
Travel + Leisure Company	22,957	1,129,944
Trip.com Group, Ltd., ADR (A)	57,200	1,573,000
Whitbread PLC (A)	14,977	558,277
Wingstop, Inc.	11,036	1,772,382
Wyndham Hotels & Resorts, Inc.	24,879	1,977,383
Wynn Macau, Ltd. (A)	130,550	115,600
Wynn Resorts, Ltd. (A)	6,153	498,455
Yum China Holdings, Inc.	47,208	2,365,121
Yum! Brands, Inc.	16,869	2,072,188
		94,010,212
Household durables – 0.8%
Aterian, Inc. (A)	3,074	15,001
Barratt Developments PLC	76,896	712,122
Beazer Homes USA, Inc. (A)	3,327	65,342
Casio Computer Company, Ltd.	24,200	313,135
Cavco Industries, Inc. (A)	970	288,565
Century Communities, Inc.	3,136	222,876
Coway Company, Ltd.	6,999	399,336
D.R. Horton, Inc.	31,519	3,079,406
Electrolux AB, Series B	27,239	611,571
Ethan Allen Interiors, Inc.	2,605	58,613
Garmin, Ltd.	15,000	2,003,100
GoPro, Inc., Class A (A)	13,032	130,320
Green Brick Partners, Inc. (A)	3,333	83,158
Haier Smart Home Company, Ltd., H Shares	252,920	943,793
Hamilton Beach Brands Holding Company, Class B	765	11,475
Helen of Troy, Ltd. (A)	8,899	2,140,210
Hooker Furnishings Corp.	1,693	40,192
Hovnanian Enterprises, Inc., Class A (A)	562	53,677
Iida Group Holdings Company, Ltd.	18,500	382,032
Installed Building Products, Inc.	2,495	322,080
iRobot Corp. (A)	2,929	222,340
KB Home	32,553	1,301,794
La-Z-Boy, Inc.	4,740	158,269
Leggett & Platt, Inc.	12,895	520,829
Lennar Corp., A Shares	26,719	2,806,831
LG Electronics, Inc.	13,464	1,310,485
LGI Homes, Inc. (A)	2,291	329,125
M/I Homes, Inc. (A)	2,961	165,490
MDC Holdings, Inc.	5,910	282,734
Meritage Homes Corp. (A)	3,905	440,718
Mohawk Industries, Inc. (A)	5,551	931,846
Newell Brands, Inc.	37,493	804,975
Nien Made Enterprise Company, Ltd.	19,300	262,915
NVR, Inc. (A)	325	1,698,236
Panasonic Corp.	277,320	3,023,489
Persimmon PLC	23,845	866,544
PulteGroup, Inc.	25,431	1,272,313
Purple Innovation, Inc. (A)	6,201	63,994
Rinnai Corp.	4,500	425,747
SEB SA	3,307	490,138
Sekisui Chemical Company, Ltd.	47,700	774,862
Sekisui House, Ltd.	77,600	1,508,141
Sharp Corp.	26,840	299,419
Skyline Champion Corp. (A)	5,512	431,314
Sonos, Inc. (A)	12,600	398,790
Sony Group Corp.	158,200	19,301,776
Taylor Morrison Home Corp. (A)	45,841	1,423,821

55

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Taylor Wimpey PLC	273,718	$574,874
Tempur Sealy International, Inc.	52,271	2,239,290
The Berkeley Group Holdings PLC	8,485	483,014
The Lovesac Company (A)	1,381	87,390
Toll Brothers, Inc.	30,851	1,958,113
TopBuild Corp. (A)	8,761	2,363,630
Traeger, Inc. (A)	2,459	31,746
Tri Pointe Homes, Inc. (A)	42,025	1,049,364
Tupperware Brands Corp. (A)	5,318	83,174
Universal Electronics, Inc. (A)	1,537	55,639
Vuzix Corp. (A)(C)	6,397	68,896
Weber, Inc., Class A (A)(C)	2,006	27,001
Whirlpool Corp.	6,101	1,328,432
		63,743,502
Internet and direct marketing retail – 2.7%
1-800-Flowers.com, Inc., Class A (A)	2,791	83,116
Alibaba Group Holding, Ltd. (A)	1,701,300	27,165,837
Allegro.eu SA (A)(B)	162,268	1,553,826
Amazon.com, Inc. (A)	41,172	144,393,086
Americanas SA (A)	47,658	257,031
Baozun, Inc., ADR (A)	6,700	92,393
CarParts.com, Inc. (A)	5,311	65,697
CJ ENM Company, Ltd.	1,348	153,762
Dada Nexus, Ltd., ADR (A)	6,800	122,876
Delivery Hero SE (A)(B)	19,994	2,653,422
eBay, Inc.	63,520	4,285,059
Etsy, Inc. (A)	12,069	3,313,906
Groupon, Inc. (A)(C)	2,615	54,026
HengTen Networks Group, Ltd. (A)(C)	320,000	134,728
JD Health International, Inc. (A)(B)	38,850	335,748
JD.com, Inc., ADR (A)	97,300	8,183,903
Just Eat Takeaway.com NV (A)(B)	18,547	1,161,420
Lands' End, Inc. (A)	1,559	35,873
Liquidity Services, Inc. (A)	2,882	65,335
Magnite, Inc. (A)	13,580	239,415
Meituan, Class B (A)(B)	451,600	13,726,062
Mercari, Inc. (A)	12,900	778,126
momo.com, Inc.	6,000	383,279
Naspers, Ltd., N Shares	20,287	3,107,286
Overstock.com, Inc. (A)	4,513	402,830
PetMed Express, Inc. (C)	2,216	60,630
Pinduoduo, Inc., ADR (A)	49,100	3,265,150
Porch Group, Inc. (A)	8,164	171,771
Prosus NV (A)	96,361	7,743,845
Quotient Technology, Inc. (A)	9,699	67,990
Rakuten Group, Inc.	108,042	1,102,696
Revolve Group, Inc. (A)	3,743	285,104
Shutterstock, Inc.	2,415	275,334
Stitch Fix, Inc., Class A (A)	6,194	154,231
The RealReal, Inc. (A)	8,470	131,878
Vipshop Holdings, Ltd., ADR (A)	51,200	500,224
Xometry, Inc., Class A (A)	927	46,081
Zalando SE (A)(B)	27,412	2,492,944
ZOZO, Inc.	15,500	491,281
		229,537,201
Leisure products – 0.2%
Acushnet Holdings Corp.	3,554	193,267
American Outdoor Brands, Inc. (A)	1,555	36,682
AMMO, Inc. (A)(C)	9,191	56,984
Bandai Namco Holdings, Inc.	25,100	1,953,612
Brunswick Corp.	20,616	1,936,049
Callaway Golf Company (A)	43,341	1,168,473
Clarus Corp.	2,754	72,678
Genius Brands International, Inc. (A)	31,906	39,563
Giant Manufacturing Company, Ltd.	36,661	409,427
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Hasbro, Inc.	12,677	$1,228,528
HLB, Inc. (A)	11,270	341,948
Johnson Outdoors, Inc., Class A	573	59,615
Latham Group, Inc. (A)	2,534	65,301
Malibu Boats, Inc., Class A (A)	2,213	153,737
MasterCraft Boat Holdings, Inc. (A)	2,378	65,062
Mattel, Inc. (A)	92,831	1,968,946
Nautilus, Inc. (A)	3,760	25,756
Polaris, Inc.	15,151	1,693,730
Shimano, Inc.	9,300	2,572,254
Smith & Wesson Brands, Inc.	5,013	114,046
Sturm Ruger & Company, Inc.	1,736	124,454
Vista Outdoor, Inc. (A)	6,002	262,107
Yamaha Corp.	16,900	867,347
YETI Holdings, Inc. (A)	23,261	2,143,734
		17,553,300
Multiline retail – 0.5%
Big Lots, Inc.	3,606	156,428
Canadian Tire Corp., Ltd., Class A	6,616	874,434
Central Retail Corp. PCL, NVDR	229,075	217,354
Dillard's, Inc., Class A	620	169,818
Dollar General Corp.	30,944	6,847,907
Dollar Tree, Inc. (A)	31,835	4,260,478
Dollarama, Inc.	32,747	1,414,521
Falabella SA	97,047	300,376
Franchise Group, Inc.	3,097	147,882
Kohl's Corp.	41,560	2,129,119
Lojas Renner SA	106,397	538,434
Lotte Shopping Company, Ltd.	1,424	100,145
Macy's, Inc.	32,762	933,717
Magazine Luiza SA	315,300	437,461
Next PLC	9,834	1,027,406
Nordstrom, Inc. (A)	29,589	626,399
Ollie's Bargain Outlet Holdings, Inc. (A)	16,151	999,585
Pan Pacific International Holdings Corp.	51,400	877,400
Ryohin Keikaku Company, Ltd.	31,600	509,950
Shinsegae, Inc.	919	168,350
Target Corp.	65,863	16,060,034
Wesfarmers, Ltd.	41,619	1,677,638
Woolworths Holdings, Ltd.	90,670	293,062
		40,767,898
Specialty retail – 2.6%
ABC-Mart, Inc.	4,067	190,986
Abercrombie & Fitch Company, Class A (A)	6,410	230,760
Academy Sports & Outdoors, Inc. (A)	8,101	361,467
Advance Auto Parts, Inc.	11,875	2,621,050
American Eagle Outfitters, Inc. (C)	56,477	1,462,190
America's Car-Mart, Inc. (A)	671	65,852
Arko Corp. (A)	11,534	108,766
Asbury Automotive Group, Inc. (A)	2,013	329,407
AutoNation, Inc. (A)	11,618	1,438,889
AutoZone, Inc. (A)	3,848	6,992,085
Barnes & Noble Education, Inc. (A)	4,324	30,354
Bath & Body Works, Inc.	48,010	3,606,991
Bed Bath & Beyond, Inc. (A)(C)	11,115	203,738
Best Buy Company, Inc.	41,345	4,418,127
Big 5 Sporting Goods Corp. (C)	2,257	53,559
Boot Barn Holdings, Inc. (A)	3,051	373,259
Caleres, Inc.	4,075	96,211
Camping World Holdings, Inc., Class A	4,471	196,098
CarLotz, Inc. (A)	8,843	26,175
CarMax, Inc. (A)	29,974	4,233,828
Chico's FAS, Inc. (A)	13,023	74,622
China Meidong Auto Holdings, Ltd.	62,000	299,758

56

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Chow Tai Fook Jewellery Group, Ltd.	172,800	$308,965
Citi Trends, Inc. (A)	979	83,019
Conn's, Inc. (A)	2,019	44,176
Designer Brands, Inc., Class A (A)	6,609	90,411
Dick's Sporting Goods, Inc. (C)	17,433	2,049,423
Fast Retailing Company, Ltd.	7,300	4,321,767
Five Below, Inc. (A)	14,895	3,030,239
Foot Locker, Inc.	23,964	1,093,717
GameStop Corp., Class A (A)(C)	16,552	3,247,668
Genesco, Inc. (A)	1,567	99,034
GOME Retail Holdings, Ltd. (A)(C)	1,297,541	112,853
Group 1 Automotive, Inc.	1,827	355,808
GrowGeneration Corp. (A)	5,764	93,953
Guess?, Inc.	4,276	96,424
Haverty Furniture Companies, Inc.	1,821	54,466
Hennes & Mauritz AB, B Shares	88,687	1,563,334
Hibbett, Inc.	1,701	132,593
Hikari Tsushin, Inc.	2,700	390,970
Home Product Center PCL, NVDR	749,500	302,272
Hotai Motor Company, Ltd.	37,000	805,664
Hotel Shilla Company, Ltd.	3,893	231,763
Industria de Diseno Textil SA	222,523	7,034,108
JD Sports Fashion PLC	191,590	566,593
Kingfisher PLC	157,385	661,367
Kirkland's, Inc. (A)	1,655	35,731
Lithia Motors, Inc.	8,047	2,344,333
Lowe's Companies, Inc.	126,995	31,061,707
Lumber Liquidators Holdings, Inc. (A)	3,234	49,610
MarineMax, Inc. (A)	2,200	117,194
Monro, Inc.	3,527	197,583
Mr. Price Group, Ltd.	23,360	292,078
Murphy USA, Inc.	8,832	1,530,851
National Vision Holdings, Inc. (A)	8,531	409,829
Nitori Holdings Company, Ltd.	10,000	1,584,860
OneWater Marine, Inc., Class A	1,143	58,499
O'Reilly Automotive, Inc. (A)	12,287	7,841,072
Party City Holdco, Inc. (A)	11,798	64,889
PTT Oil & Retail Business PCL, NVDR	373,500	276,574
Rent-A-Center, Inc.	6,883	304,022
RH (A)	4,531	2,642,389
Ross Stores, Inc.	65,623	7,158,813
Sally Beauty Holdings, Inc. (A)	11,873	232,592
Shift Technologies, Inc. (A)(C)	7,195	33,169
Shoe Carnival, Inc.	1,964	76,792
Signet Jewelers, Ltd.	5,440	528,442
Sleep Number Corp. (A)	2,423	193,307
Sonic Automotive, Inc., Class A	2,299	103,248
Sportsman's Warehouse Holdings, Inc. (A)	4,849	82,578
The Aaron's Company, Inc.	3,513	77,989
The Buckle, Inc.	3,094	145,542
The Cato Corp., Class A	2,622	43,132
The Children's Place, Inc. (A)	1,481	128,151
The Container Store Group, Inc. (A)	3,608	41,961
The Gap, Inc.	41,058	678,689
The Home Depot, Inc.	190,786	76,430,779
The ODP Corp. (A)	4,970	187,667
The TJX Companies, Inc.	218,765	15,182,291
Tilly's, Inc., Class A	2,859	42,942
Topsports International Holdings, Ltd. (B)	174,000	202,323
Torrid Holdings, Inc. (A)	1,435	23,347
Tractor Supply Company	20,361	4,587,944
TravelCenters of America, Inc. (A)	1,370	71,541
Ulta Beauty, Inc. (A)	10,051	3,859,081
Urban Outfitters, Inc. (A)	24,729	783,167
USS Company, Ltd.	27,000	396,103
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Via S/A (A)	141,600	$142,813
Vibra Energia SA	124,500	481,891
Victoria's Secret & Company (A)	19,977	1,084,352
Williams-Sonoma, Inc.	19,983	3,893,488
Winmark Corp.	377	95,042
Yamada Holdings Company, Ltd.	84,100	293,874
Zhongsheng Group Holdings, Ltd.	65,100	533,223
Zumiez, Inc. (A)	2,396	109,641
		220,921,894
Textiles, apparel and luxury goods – 1.5%
adidas AG	23,529	6,805,004
ANTA Sports Products, Ltd.	120,800	1,929,023
Bosideng International Holdings, Ltd.	356,000	250,525
Burberry Group PLC	30,214	709,632
Capri Holdings, Ltd. (A)	40,438	2,394,738
Carter's, Inc.	11,708	1,182,859
Cie Financiere Richemont SA, A Shares	61,722	9,185,188
Columbia Sportswear Company	9,301	907,127
Crocs, Inc. (A)	23,023	3,776,232
Deckers Outdoor Corp. (A)	7,359	2,983,339
Eclat Textile Company, Ltd.	22,957	477,922
EssilorLuxottica SA	34,464	6,906,860
Feng TAY Enterprise Company, Ltd.	52,796	385,113
Fila Holdings Corp.	6,382	187,930
Fossil Group, Inc. (A)	5,618	67,135
G-III Apparel Group, Ltd. (A)	4,676	138,597
Gildan Activewear, Inc.	22,527	912,578
Hanesbrands, Inc.	33,975	548,696
Hermes International	3,821	7,170,507
Kering SA	9,064	6,980,096
Kontoor Brands, Inc.	5,363	289,173
Li Ning Company, Ltd.	251,500	2,844,613
LPP SA	507	1,645,118
LVMH Moet Hennessy Louis Vuitton SE	33,550	26,088,286
Moncler SpA	51,651	3,729,022
Movado Group, Inc.	1,733	77,760
NIKE, Inc., Class B	121,413	20,547,936
Oxford Industries, Inc.	1,675	160,030
Pandora A/S	11,483	1,428,743
PLBY Group, Inc. (A)(C)	2,598	99,633
Pou Chen Corp.	287,971	330,891
Puma SE	13,006	1,571,402
PVH Corp.	7,013	748,848
Ralph Lauren Corp.	4,798	556,760
Rocky Brands, Inc.	818	29,064
Shenzhou International Group Holdings, Ltd.	92,700	1,740,706
Skechers USA, Inc., Class A (A)	35,884	1,611,909
Steven Madden, Ltd.	8,461	401,474
Superior Group of Companies, Inc.	1,177	26,318
Tapestry, Inc.	27,866	1,117,984
The Swatch Group AG	4,245	242,426
The Swatch Group AG, Bearer Shares	3,774	1,108,460
Under Armour, Inc., Class A (A)	18,558	437,783
Under Armour, Inc., Class C (A)	20,683	415,108
Unifi, Inc. (A)	1,724	35,118
VF Corp.	31,904	2,288,474
Wolverine World Wide, Inc.	8,525	265,383
		123,737,523
		1,052,798,181
Consumer staples – 6.7%
Beverages – 1.1%
Ambev SA	507,805	1,450,652
Anheuser-Busch InBev SA/NV	85,447	4,768,135

57

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Anhui Gujing Distillery Company, Ltd., B Shares	11,700	$161,466
Arca Continental SAB de CV	60,142	366,728
Asahi Group Holdings, Ltd.	57,361	2,115,495
Becle SAB de CV	76,200	174,806
Brown-Forman Corp., Class B	18,639	1,311,440
Budweiser Brewing Company APAC, Ltd. (B)	151,000	383,440
Carabao Group PCL, NVDR	37,800	126,871
Carlsberg A/S, Class B	11,530	1,790,594
Celsius Holdings, Inc. (A)	5,640	385,832
China Resources Beer Holdings Company, Ltd.	163,699	1,342,767
Cia Cervecerias Unidas SA	18,675	148,011
Coca-Cola Consolidated, Inc.	489	279,009
Coca-Cola Europacific Partners PLC	21,341	1,053,605
Coca-Cola Femsa SAB de CV	71,078	348,288
Coca-Cola HBC AG (A)	14,865	457,773
Constellation Brands, Inc., Class A	16,658	3,753,547
Davide Campari-Milano NV	131,094	1,910,787
Diageo PLC	174,023	8,782,633
Fomento Economico Mexicano SAB de CV	266,586	1,891,247
Fraser & Neave Holdings BHD	14,400	87,923
Heineken Holding NV	11,802	982,904
Heineken NV	26,814	2,668,882
Ito En, Ltd.	6,600	388,358
Kirin Holdings Company, Ltd.	103,127	1,643,089
MGP Ingredients, Inc.	1,484	115,722
Molson Coors Beverage Company, Class B	18,850	837,694
Monster Beverage Corp. (A)	37,863	3,172,162
National Beverage Corp.	2,489	129,279
NewAge, Inc. (A)	13,757	15,545
Nongfu Spring Company, Ltd., H Shares (B)	44,600	255,948
Osotspa PCL, NVDR	137,700	130,472
PepsiCo, Inc.	137,943	22,040,533
Pernod Ricard SA	25,294	5,803,948
Primo Water Corp.	16,395	272,485
Remy Cointreau SA	2,703	633,903
Suntory Beverage & Food, Ltd.	17,400	613,816
The Boston Beer Company, Inc., Class A (A)	2,497	1,126,571
The Coca-Cola Company	393,447	20,636,295
The Duckhorn Portfolio, Inc. (A)	2,080	39,957
Treasury Wine Estates, Ltd.	26,520	227,697
Tsingtao Brewery Company, Ltd., H Shares	59,700	482,579
		95,308,888
Food and staples retailing – 2.3%
Aeon Company, Ltd.	81,500	1,900,861
Alimentation Couche-Tard, Inc., Class B	91,299	3,344,783
Atacadao SA	53,100	144,796
Berli Jucker PCL, NVDR (C)	150,400	147,076
BGF retail Company, Ltd.	991	121,074
Bid Corp., Ltd.	31,047	595,356
BIM Birlesik Magazalar AS	42,306	215,361
BJ's Wholesale Club Holdings, Inc. (A)	50,733	3,355,988
Carrefour SA	76,063	1,258,107
Casey's General Stores, Inc.	9,849	1,913,562
Cencosud SA	182,443	291,291
Clicks Group, Ltd.	22,434	399,236
Coles Group, Ltd.	48,756	622,604
Cosmos Pharmaceutical Corp. (C)	2,500	387,908
Costco Wholesale Corp.	117,864	63,573,484
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
CP ALL PCL, NVDR	737,700	$1,277,946
Dino Polska SA (A)(B)	22,135	1,835,957
E-MART, Inc.	2,529	303,613
Empire Company, Ltd., Class A	19,731	565,773
Endeavour Group, Ltd.	49,458	240,227
Etablissements Franz Colruyt NV	6,052	284,112
George Weston, Ltd.	8,625	910,269
Grocery Outlet Holding Corp. (A)	23,220	672,451
HelloFresh SE (A)	20,382	2,067,135
HF Foods Group, Inc. (A)	4,965	35,450
ICA Gruppen AB	12,050	713,195
Ingles Markets, Inc., Class A	1,601	122,925
J Sainsbury PLC	122,281	449,242
Jeronimo Martins SGPS SA	24,427	532,982
Kesko OYJ, B Shares	33,608	1,055,198
Kobe Bussan Company, Ltd.	17,100	644,614
Koninklijke Ahold Delhaize NV	107,581	3,620,074
Lawson, Inc.	6,000	294,178
Loblaw Companies, Ltd.	19,532	1,472,411
Metro, Inc.	27,815	1,327,334
Ocado Group PLC (A)	36,279	866,068
Performance Food Group Company (A)	56,712	2,286,061
President Chain Store Corp.	67,274	650,995
PriceSmart, Inc.	2,466	176,862
Raia Drogasil SA	114,230	454,738
Rite Aid Corp. (A)	5,832	71,850
Seven & i Holdings Company, Ltd.	94,546	3,808,068
Shoprite Holdings, Ltd.	46,448	575,219
SpartanNash Company	3,884	92,944
Sprouts Farmers Market, Inc. (A)	42,500	1,124,550
Sun Art Retail Group, Ltd.	214,800	86,866
Sysco Corp.	140,835	9,864,083
Tesco PLC	575,459	2,122,558
The Andersons, Inc.	3,349	113,799
The Chefs' Warehouse, Inc. (A)	3,412	106,011
The Kroger Company	180,474	7,495,085
The SPAR Group, Ltd.	17,414	177,744
Tsuruha Holdings, Inc.	4,900	554,347
United Natural Foods, Inc. (A)	5,843	290,514
Walgreens Boots Alliance, Inc.	193,507	8,669,114
Wal-Mart de Mexico SAB de CV	720,400	2,264,426
Walmart, Inc.	382,576	53,801,663
Weis Markets, Inc.	1,862	117,213
Welcia Holdings Company, Ltd.	11,600	412,462
Woolworths Group, Ltd.	46,388	1,343,033
		194,222,846
Food products – 1.5%
a2 Milk Company, Ltd. (A)	113,878	474,757
Ajinomoto Company, Inc.	58,300	1,748,077
AppHarvest, Inc. (A)(C)	7,640	38,276
Archer-Daniels-Midland Company	56,928	3,541,491
Associated British Foods PLC	26,836	685,001
B&G Foods, Inc. (C)	6,618	199,400
Barry Callebaut AG	412	974,720
BRF SA (A)	69,410	243,843
Calavo Growers, Inc.	1,982	80,350
Cal-Maine Foods, Inc.	3,724	134,287
Campbell Soup Company	20,390	822,329
Charoen Pokphand Foods PCL, NVDR	499,800	352,322
Charoen Pokphand Indonesia Tbk PT	1,005,203	425,240
China Feihe, Ltd. (B)	397,000	531,075
China Huishan Dairy Holdings Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	353,353	1,980,400
Chocoladefabriken Lindt & Spruengli AG	13	1,602,818

58

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	123	$1,513,844
CJ CheilJedang Corp.	1,057	315,030
Conagra Brands, Inc.	48,223	1,473,213
Dali Foods Group Company, Ltd. (B)	221,800	116,359
Danone SA	78,873	4,638,800
Darling Ingredients, Inc. (A)	43,113	2,910,990
Flowers Foods, Inc.	52,950	1,367,169
Fresh Del Monte Produce, Inc.	3,542	87,700
General Mills, Inc.	60,889	3,761,114
Gruma SAB de CV, Class B	29,538	357,087
Grupo Bimbo SAB de CV, Series A	216,500	570,871
Hormel Foods Corp.	27,996	1,159,034
Hostess Brands, Inc. (A)	13,723	233,154
Indofood CBP Sukses Makmur Tbk PT	315,000	185,589
Indofood Sukses Makmur Tbk PT	604,017	265,323
Ingredion, Inc.	17,824	1,659,949
IOI Corp. BHD	287,000	250,532
J&J Snack Foods Corp.	1,531	209,104
JBS SA	94,281	597,867
JDE Peet's NV	7,818	213,076
John B. Sanfilippo & Son, Inc.	951	78,362
Kellogg Company	25,937	1,586,826
Kerry Group PLC, Class A	16,427	2,019,690
Kerry Group PLC, Class A (London Stock Exchange)	2,564	320,532
Kikkoman Corp.	18,300	1,396,969
Kuala Lumpur Kepong BHD	50,200	251,115
Lamb Weston Holdings, Inc.	14,737	765,145
Lancaster Colony Corp.	7,221	1,055,710
Landec Corp. (A)	3,954	31,434
McCormick & Company, Inc.	24,701	2,119,840
MEIJI Holdings Company, Ltd.	15,200	894,597
Mission Produce, Inc. (A)	4,060	71,903
Mondelez International, Inc., Class A	140,039	8,253,899
Mowi ASA	63,541	1,444,732
Nestle Malaysia BHD	7,200	228,256
Nestle SA	340,425	43,632,865
NH Foods, Ltd.	10,500	356,966
Nisshin Seifun Group, Inc.	24,600	353,789
Nissin Foods Holdings Company, Ltd.	7,817	574,577
Orion Corp.	2,972	242,674
Orkla ASA	108,589	992,589
Pilgrim's Pride Corp. (A)	12,964	364,029
Post Holdings, Inc. (A)	15,591	1,506,091
PPB Group BHD	75,620	319,262
QL Resources BHD	122,000	131,878
Sanderson Farms, Inc.	7,732	1,451,915
Saputo, Inc.	28,580	632,700
Seneca Foods Corp., Class A (A)	759	32,417
Sime Darby Plantation BHD	195,900	171,385
Tattooed Chef, Inc. (A)(C)	5,110	82,220
Thai Union Group PCL, NVDR	356,900	208,551
The Hain Celestial Group, Inc. (A)	22,283	878,619
The Hershey Company	14,387	2,553,549
The J.M. Smucker Company	10,862	1,373,717
The Kraft Heinz Company	72,459	2,435,347
The Simply Good Foods Company (A)	8,922	329,846
Tiger Brands, Ltd.	15,430	173,210
Tingyi Cayman Islands Holding Corp.	217,100	419,418
Tootsie Roll Industries, Inc.	6,330	199,079
Toyo Suisan Kaisha, Ltd.	11,100	449,156
TreeHouse Foods, Inc. (A)	5,421	198,951
Tyson Foods, Inc., Class A	29,768	2,350,481
Uni-President China Holdings, Ltd.	140,900	138,237
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Uni-President Enterprises Corp.	583,805	$1,368,959
Universal Robina Corp.	96,980	256,062
Utz Brands, Inc.	6,162	86,946
Vital Farms, Inc. (A)	3,060	51,745
Want Want China Holdings, Ltd.	532,912	449,837
WH Group, Ltd. (B)	736,770	463,574
Whole Earth Brands, Inc. (A)	4,586	48,428
Wilmar International, Ltd.	75,600	226,739
Yakult Honsha Company, Ltd.	16,100	807,914
Yihai International Holding, Ltd. (A)(C)	52,500	281,676
		122,834,599
Household products – 0.8%
Central Garden & Pet Company (A)	2,000	96,360
Central Garden & Pet Company, Class A (A)	3,152	136,639
Church & Dwight Company, Inc.	25,596	2,287,770
Colgate-Palmolive Company	86,777	6,510,011
Energizer Holdings, Inc.	23,828	886,163
Essity AB, B Shares	73,475	2,346,208
Henkel AG & Company KGaA	12,790	949,874
Kimberly-Clark Corp.	34,715	4,523,712
Kimberly-Clark de Mexico SAB de CV, Class A	206,335	324,863
Lion Corp.	27,900	396,280
Oil-Dri Corp. of America	1,051	34,998
Pigeon Corp.	14,600	296,009
Reckitt Benckiser Group PLC	53,026	4,295,265
The Clorox Company	12,745	2,075,523
The Procter & Gamble Company	249,068	36,010,251
Unicharm Corp.	50,588	2,191,280
Unilever Indonesia Tbk PT	1,013,425	317,524
Vinda International Holdings, Ltd. (C)	40,000	108,338
WD-40 Company	1,395	312,968
		64,100,036
Personal products – 0.6%
Amorepacific Corp.	4,063	536,787
AMOREPACIFIC Group	3,775	131,037
Beiersdorf AG	12,387	1,232,037
BellRing Brands, Inc., Class A (A)	4,198	90,341
Coty, Inc., Class A (A)	89,010	866,067
Edgewell Personal Care Company	5,695	241,810
elf Beauty, Inc. (A)	5,104	153,732
Hengan International Group Company, Ltd.	73,100	353,022
Inter Parfums, Inc.	1,863	163,627
Kao Corp.	60,400	3,081,101
Kobayashi Pharmaceutical Company, Ltd.	6,600	519,640
Kose Corp.	4,200	505,411
LG Household & Health Care, Ltd.	1,187	1,052,681
L'Oreal SA	30,489	13,766,928
Medifast, Inc.	1,223	251,620
Natura & Company Holding SA (A)	95,680	454,245
Nu Skin Enterprises, Inc., Class A	18,586	815,554
Pola Orbis Holdings, Inc.	11,400	203,131
Shiseido Company, Ltd.	50,200	2,877,453
The Beauty Health Company (A)	9,171	238,079
The Estee Lauder Companies, Inc., Class A	23,854	7,921,198
Unilever PLC	195,070	9,962,806
USANA Health Sciences, Inc. (A)	1,298	129,437
Veru, Inc. (A)	7,053	52,898
		45,600,642
Tobacco – 0.4%
22nd Century Group, Inc. (A)	17,833	44,761
Altria Group, Inc.	184,740	7,877,314

59

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Tobacco (continued)
British American Tobacco PLC	162,363	$5,433,837
Gudang Garam Tbk PT	65,482	143,614
Imperial Brands PLC	70,492	1,440,624
Japan Tobacco, Inc.	150,200	2,991,511
KT&G Corp.	14,802	1,020,274
Philip Morris International, Inc.	154,968	13,317,950
RLX Technology, Inc., ADR (A)(C)	68,900	283,179
Smoore International Holdings, Ltd. (B)(C)	199,000	1,186,301
Swedish Match AB	189,332	1,381,338
Turning Point Brands, Inc.	1,534	58,292
Universal Corp.	2,449	114,050
Vector Group, Ltd.	15,126	235,058
		35,528,103
		557,595,114
Energy – 3.2%
Energy equipment and services – 0.2%
Archrock, Inc.	14,738	108,914
Aspen Aerogels, Inc. (A)	2,308	131,925
Baker Hughes Company	104,939	2,449,276
Bristow Group, Inc. (A)	2,455	72,914
Cactus, Inc., Class A	5,798	211,627
ChampionX Corp. (A)	75,023	1,531,219
China Oilfield Services, Ltd., H Shares	200,000	157,486
Dialog Group BHD	456,412	277,075
DMC Global, Inc. (A)	2,082	75,993
Dril-Quip, Inc. (A)	4,036	77,128
Expro Group Holdings NV (A)	1,877	26,297
FTS International, Inc., Class A (A)	1,089	28,684
Halliburton Company	114,211	2,465,815
Helix Energy Solutions Group, Inc. (A)	16,395	49,841
Helmerich & Payne, Inc.	11,027	247,556
Liberty Oilfield Services, Inc., Class A (A)	9,862	90,730
Nabors Industries, Ltd. (A)	787	64,109
National Energy Services Reunited Corp. (A)	4,348	43,089
NexTier Oilfield Solutions, Inc. (A)	19,294	69,458
NOV, Inc. (A)	103,934	1,238,893
Oceaneering International, Inc. (A)	10,791	115,356
Oil States International, Inc. (A)	7,765	39,291
Patterson-UTI Energy, Inc.	20,242	142,909
ProPetro Holding Corp. (A)	9,608	78,978
Schlumberger NV	178,483	5,118,892
Select Energy Services, Inc., Class A (A)	8,469	48,527
Tenaris SA	119,410	1,169,371
TETRA Technologies, Inc. (A)	14,641	38,213
Tidewater, Inc. (A)	5,206	54,299
U.S. Silica Holdings, Inc. (A)	8,192	79,462
		16,303,327
Oil, gas and consumable fuels – 3.0%
Adaro Energy Tbk PT	1,942,245	231,419
Aemetis, Inc. (A)(C)	2,916	54,704
Alto Ingredients, Inc. (A)	8,655	45,093
Altus Midstream Company, Class A	374	23,704
Ampol, Ltd.	8,492	172,229
Antero Midstream Corp.	86,368	838,633
Antero Resources Corp. (A)	29,887	524,816
APA Corp.	49,411	1,273,321
Arch Resources, Inc. (C)	1,571	121,737
Berry Corp.	8,043	65,470
BP PLC	1,505,035	6,529,935
Brigham Minerals, Inc., Class A	4,694	97,447
California Resources Corp.	8,587	335,494
Callon Petroleum Company (A)	4,179	212,460
Cameco Corp.	43,791	1,021,202
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Canadian Natural Resources, Ltd.	130,345	$5,330,324
Cenovus Energy, Inc.	145,144	1,722,481
Centennial Resource Development, Inc., Class A (A)	19,053	118,700
Centrus Energy Corp., Class A (A)	1,098	60,928
Chesapeake Energy Corp.	10,990	654,345
Chevron Corp.	241,315	27,237,224
China Petroleum & Chemical Corp., H Shares	2,724,139	1,187,477
China Shenhua Energy Company, Ltd., H Shares	377,900	782,945
Civitas Resources, Inc.	5,192	265,363
Clean Energy Fuels Corp. (A)	16,373	117,394
CNX Resources Corp. (A)	80,417	1,096,888
Comstock Resources, Inc. (A)	9,804	79,314
ConocoPhillips	169,662	11,898,396
CONSOL Energy, Inc. (A)	3,602	79,064
Contango Oil & Gas Company (A)	16,301	56,727
Cosan SA	110,876	419,100
Coterra Energy, Inc.	105,185	2,112,115
CVR Energy, Inc.	3,198	49,921
Delek US Holdings, Inc. (A)	7,053	110,591
Denbury, Inc. (A)	5,227	416,174
Devon Energy Corp.	81,114	3,411,655
DHT Holdings, Inc.	14,301	79,371
Diamondback Energy, Inc.	21,382	2,282,101
Dorian LPG, Ltd.	3,499	43,073
DT Midstream, Inc.	25,767	1,181,932
Ecopetrol SA	1,602,723	1,043,074
Empresas COPEC SA	50,980	376,290
Enbridge, Inc. (C)	223,545	8,387,422
ENEOS Holdings, Inc.	383,950	1,425,326
Energy Fuels, Inc. (A)	15,761	137,278
Eni SpA	634,040	8,355,241
EOG Resources, Inc.	73,331	6,379,797
EQT Corp. (A)	80,446	1,563,066
Equinor ASA	140,668	3,519,647
Equitrans Midstream Corp.	150,879	1,451,456
Exxaro Resources, Ltd.	23,296	222,334
Exxon Mobil Corp.	538,919	32,248,913
Falcon Minerals Corp.	6,698	31,079
Formosa Petrochemical Corp.	136,900	466,715
Frontline, Ltd. (A)(C)	12,442	85,228
Galp Energia SGPS SA	49,372	463,329
Gevo, Inc. (A)(C)	20,902	120,187
Golar LNG, Ltd. (A)	10,920	128,856
Green Plains, Inc. (A)	5,034	194,564
GS Holdings Corp.	6,120	192,774
Hess Corp.	34,803	2,593,520
HollyFrontier Corp.	39,767	1,285,269
Idemitsu Kosan Company, Ltd.	25,528	656,674
Imperial Oil, Ltd.	28,823	952,832
Inpex Corp.	127,900	1,046,553
International Seaways, Inc.	4,970	72,562
Keyera Corp. (C)	25,279	555,269
Kinder Morgan, Inc.	249,798	3,861,877
Koninklijke Vopak NV	7,125	271,387
Kosmos Energy, Ltd. (A)	43,640	159,722
Laredo Petroleum, Inc. (A)	1,332	78,455
Lundin Energy AB	23,843	842,598
Magnolia Oil & Gas Corp., Class A	14,576	276,507
Marathon Oil Corp.	100,307	1,553,755
Marathon Petroleum Corp.	81,153	4,938,160
Matador Resources Company	11,607	455,807
MOL Hungarian Oil & Gas PLC	50,467	379,269

60

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Murphy Oil Corp.	53,942	$1,433,778
Neste OYJ	52,306	2,473,912
Nordic American Tankers, Ltd.	18,599	36,826
Northern Oil and Gas, Inc.	5,583	113,782
Oasis Petroleum, Inc.	2,098	251,550
Occidental Petroleum Corp.	111,345	3,301,379
Oil Search, Ltd.	71,433	192,097
OMV AG	21,950	1,165,653
ONEOK, Inc.	57,595	3,446,485
Ovintiv, Inc.	27,381	951,764
Par Pacific Holdings, Inc. (A)	4,847	65,628
Parkland Corp.	17,064	440,542
PBF Energy, Inc., Class A (A)	10,256	128,508
PDC Energy, Inc.	10,414	525,178
Peabody Energy Corp. (A)	8,471	84,371
Pembina Pipeline Corp.	60,973	1,804,203
PetroChina Company, Ltd., H Shares	2,365,239	1,024,168
Petroleo Brasileiro SA	397,409	2,130,599
Petronas Dagangan BHD	32,700	154,393
Phillips 66	55,008	3,804,903
Pioneer Natural Resources Company	28,822	5,139,539
Polski Koncern Naftowy ORLEN SA	136,631	2,385,697
Polskie Gornictwo Naftowe i Gazownictwo SA	799,822	1,078,597
PTT Exploration & Production PCL, NVDR	175,300	586,996
PTT PCL, NVDR	1,264,200	1,325,387
Range Resources Corp. (A)	24,999	488,980
Ranger Oil Corp., Class A (A)	1,771	47,675
Renewable Energy Group, Inc. (A)	4,650	222,177
Repsol SA	295,778	3,268,341
REX American Resources Corp. (A)	661	60,151
Royal Dutch Shell PLC, A Shares	304,780	6,375,805
Royal Dutch Shell PLC, B Shares	276,096	5,785,849
Santos, Ltd.	68,724	309,893
Scorpio Tankers, Inc.	5,222	72,638
SFL Corp., Ltd.	11,231	93,667
SK Innovation Company, Ltd. (A)	6,419	1,050,142
SM Energy Company	12,572	364,588
S-Oil Corp.	5,682	380,628
Southwestern Energy Company (A)	70,977	317,977
Suncor Energy, Inc.	166,249	4,049,997
Talos Energy, Inc. (A)	3,981	39,691
Targa Resources Corp.	60,826	3,140,446
TC Energy Corp.	108,189	5,074,707
Teekay Tankers, Ltd., Class A (A)(C)	2,865	32,174
Tellurian, Inc. (A)	38,150	124,369
Thai Oil PCL, NVDR	137,600	188,793
The Williams Companies, Inc.	157,367	4,215,862
TotalEnergies SE	301,762	13,884,903
Turkiye Petrol Rafinerileri AS (A)	10,583	115,851
Ultrapar Participacoes SA	77,802	199,700
United Tractors Tbk PT	224,437	333,850
Uranium Energy Corp. (A)	25,308	99,207
Ur-Energy, Inc. (A)	21,196	31,582
Valero Energy Corp.	51,932	3,476,328
W&T Offshore, Inc. (A)	10,819	37,217
Washington H. Soul Pattinson & Company, Ltd.	7,775	171,407
Whiting Petroleum Corp. (A)	4,041	261,412
Woodside Petroleum, Ltd.	34,938	530,089
World Fuel Services Corp.	6,392	159,736
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Yanzhou Coal Mining Company, Ltd., H Shares (C)	170,010	$266,185
		248,432,011
		264,735,338
Financials – 13.7%
Banks – 6.4%
1st Source Corp.	1,609	74,416
ABN AMRO Bank NV (B)	43,108	615,279
Absa Group, Ltd.	67,222	564,424
Agricultural Bank of China, Ltd., H Shares	2,925,400	966,180
Akbank TAS	292,434	142,192
Allegiance Bancshares, Inc.	2,135	86,318
Amerant Bancorp, Inc. (A)	2,320	65,308
American National Bankshares, Inc.	1,523	55,711
Ameris Bancorp	6,896	335,628
AMMB Holdings BHD (A)	196,000	147,057
Arrow Financial Corp.	1,611	55,580
Associated Banc-Corp.	56,059	1,227,692
Atlantic Capital Bancshares, Inc. (A)	2,428	67,838
Atlantic Union Bankshares Corp.	7,852	255,269
Australia & New Zealand Banking Group, Ltd.	103,863	1,963,227
Banc of California, Inc.	4,974	97,441
BancFirst Corp.	1,809	115,107
Banco Bilbao Vizcaya Argentaria SA	1,358,409	7,201,769
Banco Bradesco SA	156,853	474,868
Banco de Chile	5,881,945	568,603
Banco de Credito e Inversiones SA	7,059	238,926
Banco do Brasil SA	91,794	519,886
Banco Espirito Santo SA (A)	322,715	97
Banco Inter SA	36,900	237,802
Banco Santander Brasil SA	44,326	259,876
Banco Santander Chile	8,085,681	360,879
Banco Santander SA	3,530,672	10,977,747
Bancolombia SA	81,795	662,754
Bank Central Asia Tbk PT	7,453,050	3,787,103
Bank First Corp. (C)	770	54,077
Bank Hapoalim BM	211,626	2,057,372
Bank Leumi Le-Israel BM	269,593	2,594,189
Bank Mandiri Persero Tbk PT	2,502,056	1,221,452
Bank Negara Indonesia Persero Tbk PT	1,015,553	480,691
Bank of America Corp.	890,024	39,579,367
Bank of China, Ltd., H Shares	8,914,122	3,095,305
Bank of Communications Company, Ltd., H Shares	974,976	567,671
Bank of Hawaii Corp.	10,768	859,071
Bank of Marin Bancorp	1,956	67,756
Bank of Montreal	71,624	7,459,280
Bank of the Philippine Islands	200,947	363,457
Bank OZK	32,410	1,449,051
Bank Polska Kasa Opieki SA	83,778	2,419,269
Bank Rakyat Indonesia Persero Tbk PT	9,170,810	2,613,103
BankUnited, Inc.	9,428	373,726
Banner Corp.	3,513	201,225
Banque Cantonale Vaudoise	3,529	286,744
Bar Harbor Bankshares	1,880	53,712
Barclays PLC	1,256,994	3,069,176
BDO Unibank, Inc.	217,490	534,428
Berkshire Hills Bancorp, Inc.	5,018	134,031
Blue Ridge Bankshares, Inc.	2,636	46,947
BNK Financial Group, Inc.	2,133	14,350
BNP Paribas SA	136,118	8,459,682
BOC Hong Kong Holdings, Ltd.	323,000	976,367
Brookline Bancorp, Inc.	8,336	128,624
Bryn Mawr Bank Corp.	2,125	94,775

61

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Business First Bancshares, Inc.	2,606	$71,665
Byline Bancorp, Inc.	2,681	69,626
Cadence Bank	71,401	2,086,337
CaixaBank SA	901,444	2,327,410
Cambridge Bancorp	776	68,893
Camden National Corp.	1,593	72,991
Canadian Imperial Bank of Commerce	49,823	5,555,823
Capital City Bank Group, Inc.	2,307	61,159
Capitec Bank Holdings, Ltd.	7,443	854,083
Capstar Financial Holdings, Inc.	2,671	55,637
Carter Bankshares, Inc. (A)	3,623	52,570
Cathay General Bancorp	28,288	1,185,550
CBTX, Inc.	2,176	60,493
Central Pacific Financial Corp.	3,074	82,291
Chang Hwa Commercial Bank, Ltd.	509,526	300,031
China Bohai Bank Company, Ltd., H Shares (B)	351,500	104,040
China CITIC Bank Corp., Ltd., H Shares	986,400	423,367
China Construction Bank Corp., H Shares	10,796,296	7,034,932
China Everbright Bank Company, Ltd., H Shares	338,595	116,089
China Merchants Bank Company, Ltd., H Shares	436,674	3,382,885
China Minsheng Banking Corp., Ltd., H Shares	624,700	240,190
Chongqing Rural Commercial Bank Company, Ltd., H Shares	269,800	92,055
CIMB Group Holdings BHD	744,000	914,153
CIT Group, Inc.	36,555	1,793,388
Citigroup, Inc.	243,284	15,497,191
Citizens & Northern Corp.	2,062	51,014
Citizens Financial Group, Inc.	51,462	2,432,609
City Holding Company	1,353	106,156
Civista Bancshares, Inc.	2,525	59,413
CNB Financial Corp.	2,177	57,364
Coastal Financial Corp. (A)	1,404	61,397
Columbia Banking System, Inc.	7,673	252,135
Comerica, Inc.	16,255	1,341,525
Commerce Bancshares, Inc.	28,275	1,973,595
Commerzbank AG (A)	120,834	848,678
Commonwealth Bank of Australia	65,483	4,323,268
Community Bank System, Inc.	5,413	382,483
Community Trust Bancorp, Inc.	1,675	70,350
Concordia Financial Group, Ltd.	138,100	500,917
ConnectOne Bancorp, Inc.	3,811	123,858
Credicorp, Ltd.	12,700	1,498,600
Credit Agricole SA	141,601	1,928,139
CrossFirst Bankshares, Inc. (A)	5,430	75,966
CTBC Financial Holding Company, Ltd.	2,252,090	1,971,532
Cullen/Frost Bankers, Inc.	15,069	1,897,036
Customers Bancorp, Inc. (A)	3,037	175,053
CVB Financial Corp.	12,759	243,824
Danske Bank A/S	80,187	1,325,767
DBS Group Holdings, Ltd.	68,072	1,482,786
Dime Community Bancshares, Inc.	3,563	122,211
DNB Bank ASA	134,622	2,938,116
E.Sun Financial Holding Company, Ltd.	1,458,889	1,409,994
Eagle Bancorp, Inc.	3,079	173,502
East West Bancorp, Inc.	37,742	2,906,134
Eastern Bankshares, Inc.	17,756	357,428
Enterprise Financial Services Corp.	3,508	162,666
Equity Bancshares, Inc., Class A	1,838	59,772
Erste Group Bank AG	41,621	1,823,546
Farmers National Banc Corp.	3,908	68,742
FB Financial Corp.	3,377	144,873
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fifth Third Bancorp	83,019	$3,499,251
Financial Institutions, Inc.	2,038	62,770
FinecoBank Banca Fineco SpA	153,168	2,682,580
First Bancorp (North Carolina)	2,886	128,254
First Bancorp (Puerto Rico)	21,233	282,187
First Busey Corp.	5,016	128,911
First Commonwealth Financial Corp.	9,465	142,259
First Community Bankshares, Inc.	2,073	67,787
First Financial Bancorp	9,590	220,570
First Financial Bankshares, Inc.	47,361	2,364,261
First Financial Corp.	1,551	67,406
First Financial Holding Company, Ltd.	1,245,234	1,034,192
First Foundation, Inc.	4,218	107,222
First Horizon Corp.	146,131	2,357,093
First Internet Bancorp	945	40,928
First Interstate BancSystem, Inc., Class A	4,226	172,421
First Merchants Corp.	5,540	220,991
First Mid Bancshares, Inc.	1,856	78,008
First Midwest Bancorp, Inc.	11,729	231,413
First Republic Bank	20,954	4,393,216
Flushing Financial Corp.	3,116	73,600
FNB Corp.	84,997	991,065
Fulton Financial Corp.	59,192	934,642
German American Bancorp, Inc.	2,629	102,873
Glacier Bancorp, Inc.	40,002	2,172,109
Great Southern Bancorp, Inc.	1,055	58,690
Great Western Bancorp, Inc.	5,659	189,859
Grupo Financiero Banorte SAB de CV, Series O	356,450	2,123,489
Grupo Financiero Inbursa SAB de CV, Series O (A)	309,600	297,147
Guaranty Bancshares, Inc.	1,130	41,528
Hana Financial Group, Inc.	38,246	1,271,192
Hancock Whitney Corp.	31,994	1,528,673
Hang Seng Bank, Ltd.	66,195	1,170,548
Hanmi Financial Corp.	3,787	85,094
HarborOne Bancorp, Inc.	5,470	75,978
Heartland Financial USA, Inc.	3,734	177,365
Heritage Commerce Corp.	7,038	77,136
Heritage Financial Corp.	3,699	86,668
Hilltop Holdings, Inc.	6,333	215,512
Home BancShares, Inc.	55,991	1,339,865
HomeStreet, Inc.	2,175	107,380
HomeTrust Bancshares, Inc.	2,121	63,694
Hong Leong Bank BHD	75,900	325,993
Hong Leong Financial Group BHD	27,500	112,238
Hope Bancorp, Inc.	11,476	164,681
Horizon Bancorp, Inc.	4,847	94,032
HSBC Holdings PLC	1,521,238	8,406,967
Hua Nan Financial Holdings Company, Ltd.	1,025,008	743,435
Huntington Bancshares, Inc.	178,857	2,654,238
Independent Bank Corp. (Massachusetts)	4,701	371,661
Independent Bank Corp. (Michigan)	3,058	68,958
Independent Bank Group, Inc.	3,894	270,360
Industrial & Commercial Bank of China, Ltd., H Shares	6,327,623	3,343,725
Industrial Bank of Korea	35,364	306,304
ING Groep NV	402,286	5,556,957
International Bancshares Corp.	19,598	823,312
Intesa Sanpaolo SpA	4,154,923	9,948,997
Investors Bancorp, Inc.	22,917	341,234
Israel Discount Bank, Ltd., Class A (A)	217,421	1,328,620
Japan Post Bank Company, Ltd.	47,800	390,551
JPMorgan Chase & Co.	356,165	56,569,687

62

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
KakaoBank Corp. (A)	6,596	$359,503
KB Financial Group, Inc.	50,222	2,232,011
KBC Group NV	27,774	2,331,359
KeyCorp	114,876	2,577,817
Komercni banka AS	8,159	311,600
Krung Thai Bank PCL, NVDR	494,500	165,320
Lakeland Bancorp, Inc.	5,312	95,032
Lakeland Financial Corp.	2,408	170,053
Live Oak Bancshares, Inc.	3,312	295,099
Lloyds Banking Group PLC	5,287,830	3,283,441
M&T Bank Corp.	15,641	2,293,127
Macatawa Bank Corp.	4,255	35,827
Malayan Banking BHD	450,833	854,040
Mediobanca Banca di Credito Finanziario SpA	156,595	1,732,214
Mega Financial Holding Company, Ltd.	1,318,275	1,619,970
Mercantile Bank Corp.	2,040	68,503
Meta Financial Group, Inc.	3,292	196,763
Metrocity Bankshares, Inc.	2,336	62,838
Metropolitan Bank & Trust Company	199,074	196,969
Metropolitan Bank Holding Corp. (A)	815	77,368
Mid Penn Bancorp, Inc.	2,037	64,084
Midland States Bancorp, Inc.	2,732	65,022
MidWestOne Financial Group, Inc.	2,157	66,436
Mitsubishi UFJ Financial Group, Inc.	1,531,300	8,087,379
Mizrahi Tefahot Bank, Ltd.	26,908	989,440
Mizuho Financial Group, Inc.	302,470	3,729,049
Moneta Money Bank AS (A)(B)	37,418	159,417
MVB Financial Corp.	1,179	48,422
National Australia Bank, Ltd.	121,429	2,346,379
National Bank Holdings Corp., Class A	2,887	123,044
National Bank of Canada	37,457	2,910,765
NatWest Group PLC	430,703	1,213,597
NBT Bancorp, Inc.	4,339	156,681
Nedbank Group, Ltd.	41,216	426,030
Nicolet Bankshares, Inc. (A)	1,130	80,580
Nordea Bank ABP	390,136	4,620,367
Northrim BanCorp, Inc.	1,461	59,244
OceanFirst Financial Corp.	6,186	127,493
OFG Bancorp	5,252	126,573
Old National Bancorp	16,310	288,035
Old Second Bancorp, Inc.	4,685	57,860
Origin Bancorp, Inc.	2,369	99,948
Orrstown Financial Services, Inc.	1,860	43,524
OTP Bank NYRT (A)	27,607	1,524,354
Oversea-Chinese Banking Corp., Ltd.	131,478	1,053,691
Pacific Premier Bancorp, Inc.	9,658	374,248
PacWest Bancorp	31,181	1,395,038
Park National Corp.	1,421	184,858
Peapack-Gladstone Financial Corp.	2,088	69,071
Peoples Bancorp, Inc.	2,930	90,361
Peoples Financial Services Corp.	1,207	57,200
People's United Financial, Inc.	51,901	884,393
Pinnacle Financial Partners, Inc.	20,246	1,931,671
Postal Savings Bank of China Company, Ltd., H Shares (B)	889,300	602,446
Powszechna Kasa Oszczednosci Bank Polski SA (A)	398,551	4,212,094
Preferred Bank	1,427	97,250
Primis Financial Corp.	3,802	58,095
Prosperity Bancshares, Inc.	24,721	1,762,113
Public Bank BHD	1,664,610	1,557,951
QCR Holdings, Inc.	1,657	89,379
Raiffeisen Bank International AG	21,338	634,591
RBB Bancorp	1,882	46,034
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Regions Financial Corp.	115,694	$2,632,039
Reliant Bancorp, Inc.	1,981	65,908
Renasant Corp.	5,730	208,744
Republic Bancorp, Inc., Class A	916	46,927
Resona Holdings, Inc.	269,800	985,330
RHB Bank BHD	205,641	257,683
Royal Bank of Canada	157,501	15,571,941
S&T Bancorp, Inc.	3,908	116,888
Sandy Spring Bancorp, Inc.	4,501	211,232
Santander Bank Polska SA	16,080	1,428,135
Seacoast Banking Corp. of Florida	5,495	185,566
ServisFirst Bancshares, Inc.	5,107	410,552
Shinhan Financial Group Company, Ltd.	55,686	1,619,423
Sierra Bancorp	1,950	49,101
Signature Bank	16,130	4,876,099
Silvergate Capital Corp., Class A (A)	2,552	521,833
Simmons First National Corp., Class A	10,921	317,910
SinoPac Financial Holdings Company, Ltd.	1,213,772	665,964
Skandinaviska Enskilda Banken AB, A Shares	196,955	2,864,105
SmartFinancial, Inc.	1,900	48,773
Societe Generale SA	98,631	3,069,132
Southern First Bancshares, Inc. (A)	1,145	67,017
Southside Bancshares, Inc.	2,912	118,664
SouthState Corp.	7,212	563,546
Spirit of Texas Bancshares, Inc.	2,026	56,323
Standard Bank Group, Ltd.	121,463	986,596
Standard Chartered PLC	194,488	1,070,290
Sterling Bancorp	51,260	1,271,761
Stock Yards Bancorp, Inc.	2,420	144,789
Sumitomo Mitsui Financial Group, Inc.	163,279	5,312,266
Sumitomo Mitsui Trust Holdings, Inc.	42,538	1,328,694
SVB Financial Group (A)	7,177	4,968,852
Svenska Handelsbanken AB, A Shares	174,619	1,847,464
Swedbank AB, A Shares	108,457	2,183,758
Synovus Financial Corp.	38,957	1,764,363
Taishin Financial Holding Company, Ltd.	1,235,003	824,665
Taiwan Cooperative Financial Holding Company, Ltd.	1,132,659	965,514
Texas Capital Bancshares, Inc. (A)	18,751	1,056,056
The Bancorp, Inc. (A)	5,524	156,163
The Bank of Nova Scotia	134,348	8,390,374
The Bank of NT Butterfield & Son, Ltd.	5,013	184,629
The Chiba Bank, Ltd.	67,300	390,493
The First Bancorp, Inc.	1,589	48,115
The First Bancshares, Inc.	2,237	86,930
The First of Long Island Corp.	3,168	66,370
The PNC Financial Services Group, Inc.	50,830	10,013,510
The Shanghai Commercial & Savings Bank, Ltd.	430,000	715,301
The Shizuoka Bank, Ltd.	54,800	385,248
The Siam Commercial Bank PCL, NVDR	107,900	389,530
The Toronto-Dominion Bank	200,124	14,122,806
Tompkins Financial Corp.	1,396	109,111
Towne Bank	6,474	198,040
TriCo Bancshares	2,683	113,115
TriState Capital Holdings, Inc. (A)	3,545	106,031
Triumph Bancorp, Inc. (A)	2,423	308,569
Truist Financial Corp.	161,437	9,574,828
Trustmark Corp.	6,385	195,445
Turkiye Garanti Bankasi AS	223,792	190,975
Turkiye Is Bankasi AS, Class C	167,159	80,155
U.S. Bancorp	163,938	9,072,329
UMB Financial Corp.	15,825	1,591,679
Umpqua Holdings Corp.	58,559	1,116,135

63

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
UniCredit SpA	536,396	$6,476,347
United Bankshares, Inc.	47,097	1,682,776
United Community Banks, Inc.	8,925	305,860
United Overseas Bank, Ltd.	45,557	852,650
Univest Financial Corp.	3,210	88,500
Valley National Bancorp	149,792	2,013,204
Veritex Holdings, Inc.	4,894	193,949
Washington Trust Bancorp, Inc.	1,810	97,378
Webster Financial Corp.	24,099	1,298,695
Wells Fargo & Company	496,762	23,735,288
WesBanco, Inc.	6,511	211,933
West BanCorp, Inc.	1,925	59,733
Westamerica BanCorp	2,722	146,389
Westpac Banking Corp.	134,338	1,946,275
Wintrust Financial Corp.	15,174	1,328,180
Woori Financial Group, Inc.	63,775	675,014
Zions Bancorp NA	19,537	1,232,394
		532,628,360
Capital markets – 2.7%
3i Group PLC	73,554	1,349,564
abrdn PLC	171,782	531,152
Affiliated Managers Group, Inc.	10,961	1,864,795
Ameriprise Financial, Inc.	14,037	4,065,115
Amundi SA (B)	7,575	630,191
Artisan Partners Asset Management, Inc., Class A	6,085	272,182
AssetMark Financial Holdings, Inc. (A)	2,004	50,821
ASX, Ltd.	7,366	470,780
B. Riley Financial, Inc.	2,102	162,758
B3 SA - Brasil Bolsa Balcao	663,728	1,311,671
Banco BTG Pactual SA	129,700	483,100
Bangkok Commercial Asset Management PCL, NVDR	217,500	126,369
BGC Partners, Inc., Class A	34,941	156,186
BlackRock, Inc.	17,558	15,883,142
Blucora, Inc. (A)	5,412	87,620
Brightsphere Investment Group, Inc.	5,978	179,519
Brookfield Asset Management, Inc., Class A	141,473	7,900,649
Cboe Global Markets, Inc.	12,833	1,654,687
China Cinda Asset Management Company, Ltd., H Shares	1,083,100	173,063
China Everbright, Ltd.	118,984	127,531
China Galaxy Securities Company, Ltd., H Shares	410,100	226,033
China Huarong Asset Management Company, Ltd., H Shares (A)(B)(D)	1,063,200	55,628
China International Capital Corp., Ltd., H Shares (B)	162,200	392,385
CI Financial Corp.	2,292	50,525
CITIC Securities Company, Ltd., H Shares	257,600	612,428
CME Group, Inc.	43,745	9,646,647
Cohen & Steers, Inc.	2,568	230,529
Cowen, Inc., Class A	2,917	103,203
Credit Suisse Group AG	303,239	2,927,895
Daiwa Securities Group, Inc.	182,718	1,013,269
Deutsche Bank AG (A)	256,865	3,082,849
Deutsche Boerse AG	23,532	3,695,066
Diamond Hill Investment Group, Inc.	364	69,921
Donnelley Financial Solutions, Inc. (A)	3,151	147,215
Ellington Financial, Inc.	4,821	79,884
EQT AB	35,887	2,109,954
Evercore, Inc., Class A	10,549	1,463,146
FactSet Research Systems, Inc.	10,050	4,709,129
Federated Hermes, Inc.	35,796	1,206,683
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Focus Financial Partners, Inc., Class A (A)	6,251	$384,687
Franklin Resources, Inc.	34,981	1,133,384
Futu Holdings, Ltd., ADR (A)(C)	4,500	213,705
GCM Grosvenor, Inc., Class A (C)	5,074	58,148
GF Securities Company, Ltd., H Shares	127,400	221,961
Greenhill & Company, Inc.	1,860	31,732
Guotai Junan Securities Company, Ltd., H Shares (B)	9,800	13,065
Haitong Securities Company, Ltd., H Shares	309,100	259,525
Hamilton Lane, Inc., Class A	3,555	376,012
Hargreaves Lansdown PLC	26,563	471,472
Hong Kong Exchanges & Clearing, Ltd.	105,277	5,789,332
Houlihan Lokey, Inc.	5,262	571,137
Huatai Securities Company, Ltd., H Shares (B)	182,100	260,912
IGM Financial, Inc.	10,945	395,578
Interactive Brokers Group, Inc., Class A	23,236	1,715,282
Intercontinental Exchange, Inc.	67,802	8,863,077
Invesco, Ltd.	42,493	948,869
Janus Henderson Group PLC	45,848	1,959,085
Japan Exchange Group, Inc.	64,298	1,392,122
Jefferies Financial Group, Inc.	52,573	1,975,693
Julius Baer Group, Ltd.	26,854	1,666,666
Korea Investment Holdings Company, Ltd.	5,571	352,157
London Stock Exchange Group PLC	24,613	2,132,242
Macquarie Group, Ltd.	12,874	1,792,864
Magellan Financial Group, Ltd.	5,948	139,225
MarketAxess Holdings, Inc.	4,564	1,609,677
Meritz Securities Company, Ltd.	43,337	181,923
Mirae Asset Securities Company, Ltd.	39,970	288,018
Moelis & Company, Class A	6,340	388,705
Moody's Corp.	19,585	7,650,684
Morgan Stanley	180,218	17,088,271
MSCI, Inc.	10,002	6,295,759
Nasdaq, Inc.	14,199	2,885,663
NH Investment & Securities Company, Ltd.	21,407	222,278
Noah Holdings, Ltd., ADR (A)	3,900	142,077
Nomura Holdings, Inc.	390,100	1,634,583
Northern Trust Corp.	25,948	3,002,184
Onex Corp.	9,216	669,638
Open Lending Corp., Class A (A)	10,946	254,385
Oppenheimer Holdings, Inc., Class A	996	48,844
Partners Group Holding AG	2,691	4,644,256
Piper Sandler Companies	1,787	296,195
PJT Partners, Inc., Class A	2,450	186,396
Pzena Investment Management, Inc., Class A	2,973	27,887
Raymond James Financial, Inc.	22,861	2,247,008
Reinet Investments SCA	13,460	222,732
S&P Global, Inc.	29,202	13,308,227
Samsung Securities Company, Ltd.	8,572	319,297
SBI Holdings, Inc.	31,264	802,117
Schroders PLC	9,884	450,749
Sculptor Capital Management, Inc.	2,375	43,035
SEI Investments Company	28,522	1,700,767
Singapore Exchange, Ltd.	30,800	201,088
St. James's Place PLC	40,952	843,220
State Street Corp.	46,080	4,099,738
StepStone Group, Inc., Class A	4,269	176,609
Stifel Financial Corp.	27,875	1,979,404
StoneX Group, Inc. (A)	1,746	98,082
T. Rowe Price Group, Inc.	27,863	5,571,207
The Bank of New York Mellon Corp.	98,948	5,421,361

64

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Charles Schwab Corp.	186,108	$14,402,898
The Goldman Sachs Group, Inc.	41,262	15,720,409
TMX Group, Ltd.	6,744	654,471
UBS Group AG	435,303	7,527,031
UP Fintech Holding, Ltd., ADR (A)	9,300	56,172
Virtus Investment Partners, Inc.	742	220,656
WisdomTree Investments, Inc.	15,217	93,432
		226,098,349
Consumer finance – 0.4%
360 DigiTech, Inc., ADR (A)	9,700	225,816
Acom Company, Ltd.	48,700	144,417
American Express Company	80,238	12,220,247
Atlanticus Holdings Corp. (A)	586	34,826
Capital One Financial Corp.	56,174	7,894,132
Curo Group Holdings Corp.	2,461	40,828
Discover Financial Services	37,846	4,081,691
Encore Capital Group, Inc. (A)(C)	3,137	183,013
Enova International, Inc. (A)	3,780	144,094
EZCORP, Inc., Class A (A)	5,971	44,185
FirstCash, Inc.	14,890	950,578
Green Dot Corp., Class A (A)	5,624	201,902
Krungthai Card PCL, NVDR	114,200	181,114
LendingClub Corp. (A)	10,264	335,838
LendingTree, Inc. (A)	1,258	142,632
Lufax Holding, Ltd., ADR (A)	20,500	130,790
Muangthai Capital PCL, NVDR	91,700	152,047
Navient Corp.	61,819	1,219,689
Nelnet, Inc., Class A	1,681	144,902
Oportun Financial Corp. (A)	2,311	49,617
PRA Group, Inc. (A)	4,828	204,997
PROG Holdings, Inc. (A)	24,665	1,112,885
Regional Management Corp.	866	48,981
SLM Corp.	81,349	1,446,385
Srisawad Corp. PCL, NVDR	97,700	173,500
Synchrony Financial	72,393	3,242,482
World Acceptance Corp. (A)	462	94,904
		34,846,492
Diversified financial services – 1.0%
Alerus Financial Corp.	1,846	55,565
A-Mark Precious Metals, Inc.	936	64,818
Banco Latinoamericano de Comercio Exterior SA, Class E	3,331	54,129
Berkshire Hathaway, Inc., Class B (A)	226,350	62,628,782
Cannae Holdings, Inc. (A)	8,804	260,334
Chailease Holding Company, Ltd.	159,151	1,408,010
Eurazeo SE	4,666	382,645
EXOR NV	27,555	2,415,774
Far East Horizon, Ltd.	187,300	162,735
FirstRand, Ltd.	471,232	1,647,948
Groupe Bruxelles Lambert SA	12,656	1,374,435
Grupo de Inversiones Suramericana SA	74,912	471,599
Industrivarden AB, A Shares	16,988	504,332
Industrivarden AB, C Shares	18,550	546,751
Investor AB, B Shares	221,552	5,148,100
Kinnevik AB, B Shares (A)	29,360	1,046,780
L.E. Lundbergforetagen AB, B Shares	9,279	508,924
M&G PLC	193,313	479,792
Marlin Business Services Corp.	1,318	30,248
Metro Pacific Investments Corp.	1,323,900	106,331
Mitsubishi HC Capital, Inc.	83,400	391,477
NewStar Financial, Inc. (A)(D)	5,608	570
ORIX Corp.	153,600	3,026,443
Remgro, Ltd.	48,811	384,293
Sofina SA	1,740	808,598
Tokyo Century Corp.	4,600	218,783
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
Wendel SE	3,144	$359,491
Yuanta Financial Holding Company, Ltd.	1,182,034	1,004,305
		85,491,992
Insurance – 3.0%
Admiral Group PLC	14,575	573,004
Aegon NV	191,202	843,932
Aflac, Inc.	83,332	4,511,594
Ageas SA/NV	20,392	1,054,571
AIA Group, Ltd.	1,059,909	11,158,131
Alleghany Corp. (A)	3,690	2,386,987
Allianz SE	51,355	11,145,432
Ambac Financial Group, Inc. (A)	5,342	79,809
American Equity Investment Life Holding Company	8,577	288,445
American Financial Group, Inc.	17,585	2,349,532
American International Group, Inc.	117,436	6,177,134
American National Group, Inc.	744	140,802
AMERISAFE, Inc.	2,108	111,914
Aon PLC, Class A	30,043	8,885,818
Argo Group International Holdings, Ltd.	3,395	184,281
Arthur J. Gallagher & Company	27,428	4,468,021
Assicurazioni Generali SpA	282,334	5,655,822
Assurant, Inc.	7,879	1,198,396
Aviva PLC	304,309	1,553,090
AXA SA	236,595	6,503,533
Baloise Holding AG	5,822	868,524
BB Seguridade Participacoes SA	78,308	290,842
Bright Health Group, Inc. (A)	5,669	18,878
Brighthouse Financial, Inc. (A)	22,108	1,074,670
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (A)	678	38,909
Brown & Brown, Inc.	31,120	2,004,439
BRP Group, Inc., Class A (A)	4,964	183,867
Cathay Financial Holding Company, Ltd.	974,890	2,094,438
China Development Financial Holding Corp.	1,668,000	979,291
China Life Insurance Company, Ltd.	264,346	290,939
China Life Insurance Company, Ltd., H Shares	846,076	1,391,508
China Pacific Insurance Group Company, Ltd., H Shares	298,379	865,481
China Taiping Insurance Holdings Company, Ltd.	191,400	266,259
Chubb, Ltd.	59,098	10,606,318
Cincinnati Financial Corp.	20,304	2,312,626
Citizens, Inc. (A)	6,794	38,522
CNO Financial Group, Inc.	47,352	1,072,996
CNP Assurances	22,066	537,949
Dai-ichi Life Holdings, Inc.	129,100	2,586,463
DB Insurance Company, Ltd.	6,128	277,731
Direct Line Insurance Group PLC	105,850	379,320
Discovery, Ltd. (A)	42,249	354,194
eHealth, Inc. (A)	2,625	57,960
Employers Holdings, Inc.	2,994	115,598
Enstar Group, Ltd. (A)	1,245	277,760
Everest Re Group, Ltd.	5,394	1,382,914
Fairfax Financial Holdings, Ltd.	2,967	1,316,796
First American Financial Corp.	29,240	2,169,023
Fubon Financial Holding Company, Ltd.	926,324	2,427,982
Genworth Financial, Inc., Class A (A)	52,956	202,292
Gjensidige Forsikring ASA	29,910	677,535
Globe Life, Inc.	12,588	1,089,366
Goosehead Insurance, Inc., Class A	1,849	242,811
Great-West Lifeco, Inc.	34,834	1,011,112
Hannover Rueck SE	7,732	1,351,408

65

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
HCI Group, Inc.	596	$65,798
Heritage Insurance Holdings, Inc.	4,331	28,844
Horace Mann Educators Corp.	4,403	163,219
iA Financial Corp., Inc.	13,239	703,482
Insurance Australia Group, Ltd.	95,354	299,517
Intact Financial Corp.	19,810	2,458,242
Investors Title Company	222	47,952
James River Group Holdings, Ltd.	3,950	104,438
Japan Post Holdings Company, Ltd. (A)	310,000	2,336,271
Japan Post Insurance Company, Ltd.	29,700	458,791
Kemper Corp.	15,910	880,141
Kinsale Capital Group, Inc.	7,976	1,659,008
Legal & General Group PLC	458,592	1,713,253
Lincoln National Corp.	23,919	1,586,547
Loews Corp.	27,424	1,466,087
Mapfre SA	11,026	22,669
Marsh & McLennan Companies, Inc.	67,328	11,043,139
MBIA, Inc. (A)	5,530	65,033
Medibank Private, Ltd.	101,918	249,016
Mercury General Corp.	7,070	360,711
MetLife, Inc.	98,272	5,764,636
MS&AD Insurance Group Holdings, Inc.	57,068	1,664,024
Muenchener Rueckversicherungs-Gesellschaft AG	17,522	4,711,395
National Western Life Group, Inc., Class A	296	60,280
New China Life Insurance Company, Ltd., H Shares	103,400	276,214
NN Group NV	28,682	1,425,193
Old Mutual, Ltd.	442,423	337,549
Old Republic International Corp.	75,638	1,812,286
Palomar Holdings, Inc. (A)	2,626	191,908
Phoenix Group Holdings PLC	51,199	434,756
PICC Property & Casualty Company, Ltd., H Shares	791,848	676,984
Ping An Insurance Group Company of China, Ltd., H Shares	710,610	4,926,120
Poste Italiane SpA (B)	132,917	1,671,536
Power Corp. of Canada	64,956	2,095,453
Powszechny Zaklad Ubezpieczen SA	276,269	2,409,129
Primerica, Inc.	10,500	1,545,075
Principal Financial Group, Inc.	34,060	2,335,835
ProAssurance Corp.	5,799	133,377
Prudential Financial, Inc.	52,333	5,351,573
Prudential PLC	196,160	3,313,388
QBE Insurance Group, Ltd.	57,131	470,052
Rand Merchant Investment Holdings, Ltd.	76,358	200,325
Reinsurance Group of America, Inc.	18,088	1,716,732
RenaissanceRe Holdings, Ltd.	12,531	1,931,152
RLI Corp.	14,731	1,514,052
Safety Insurance Group, Inc.	1,557	120,309
Sampo OYJ, A Shares	62,372	3,060,429
Samsung Fire & Marine Insurance Company, Ltd.	4,011	682,423
Samsung Life Insurance Company, Ltd.	9,315	466,946
Sanlam, Ltd.	179,861	626,218
SCOR SE	19,554	613,775
Selective Insurance Group, Inc.	22,165	1,674,344
Selectquote, Inc. (A)	14,264	128,376
Shin Kong Financial Holding Company, Ltd.	1,465,694	555,197
SiriusPoint, Ltd. (A)	9,983	76,869
Sompo Holdings, Inc.	40,460	1,661,612
State Auto Financial Corp.	1,863	95,870
Stewart Information Services Corp.	2,731	194,502
Sun Life Financial, Inc.	67,592	3,588,998
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Suncorp Group, Ltd.	49,403	$378,530
Swiss Life Holding AG	3,898	2,237,218
Swiss Re AG	36,159	3,393,903
T&D Holdings, Inc.	69,500	816,844
The Allstate Corp.	39,877	4,335,427
The Hanover Insurance Group, Inc.	9,498	1,156,382
The Hartford Financial Services Group, Inc.	47,134	3,115,557
The People's Insurance Company Group of China, Ltd., H Shares	947,900	276,964
The Progressive Corp.	78,580	7,303,225
The Travelers Companies, Inc.	33,772	4,962,795
Tokio Marine Holdings, Inc.	79,514	3,993,137
Trean Insurance Group, Inc. (A)	2,643	22,228
Trupanion, Inc. (A)	4,039	498,089
Tryg A/S	41,625	1,009,545
United Fire Group, Inc.	2,503	52,363
Universal Insurance Holdings, Inc.	4,109	61,923
Unum Group	54,372	1,255,993
W.R. Berkley Corp.	18,776	1,438,993
Willis Towers Watson PLC	17,287	3,904,096
ZhongAn Online P&C Insurance Company, Ltd., H Shares (A)(B)(C)	56,100	191,195
Zurich Insurance Group AG	18,012	7,404,904
		244,163,330
Mortgage real estate investment trusts – 0.1%
AFC Gamma, Inc.	1,424	30,801
Apollo Commercial Real Estate Finance, Inc.	14,352	194,183
Arbor Realty Trust, Inc.	13,869	243,401
Ares Commercial Real Estate Corp.	4,676	68,831
ARMOUR Residential REIT, Inc.	8,092	79,221
Blackstone Mortgage Trust, Inc., Class A	14,932	447,960
BrightSpire Capital, Inc.	9,379	87,694
Broadmark Realty Capital, Inc.	12,854	115,686
Chimera Investment Corp.	23,779	378,086
Dynex Capital, Inc.	3,439	57,500
Franklin BSP Realty Trust, Inc. (A)	3,557	54,564
Granite Point Mortgage Trust, Inc.	5,848	72,106
Great Ajax Corp.	3,169	40,056
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,016	455,950
Invesco Mortgage Capital, Inc.	30,917	92,751
KKR Real Estate Finance Trust, Inc.	2,766	57,063
Ladder Capital Corp.	12,142	138,297
MFA Financial, Inc.	45,473	195,079
New York Mortgage Trust, Inc.	39,587	147,660
Orchid Island Capital, Inc.	13,034	58,914
PennyMac Mortgage Investment Trust	9,950	172,832
Ready Capital Corp.	6,085	93,466
Redwood Trust, Inc.	11,618	148,943
TPG RE Finance Trust, Inc.	6,517	79,507
Two Harbors Investment Corp.	32,422	190,641
		3,701,192
Thrifts and mortgage finance – 0.1%
Axos Financial, Inc. (A)	5,849	331,112
Blue Foundry Bancorp (A)	4,284	62,418
Bridgewater Bancshares, Inc. (A)	2,775	47,425
Capitol Federal Financial, Inc.	12,051	136,899
Columbia Financial, Inc. (A)	3,698	67,452
Essent Group, Ltd.	41,264	1,715,757
Federal Agricultural Mortgage Corp., Class C	945	115,025
Flagstar Bancorp, Inc.	5,126	238,564
FS Bancorp, Inc.	1,331	43,204

66

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Home Bancorp, Inc.	1,532	$61,954
Kearny Financial Corp.	7,838	99,621
Merchants Bancorp	1,024	46,705
MGIC Investment Corp.	90,265	1,272,737
Mr. Cooper Group, Inc. (A)	7,395	290,402
New York Community Bancorp, Inc.	123,706	1,481,998
NMI Holdings, Inc., Class A (A)	8,919	174,812
Northfield Bancorp, Inc.	4,906	82,666
Northwest Bancshares, Inc.	11,497	152,680
PCSB Financial Corp.	2,104	38,293
PennyMac Financial Services, Inc.	3,363	212,979
Premier Financial Corp.	3,923	115,336
Provident Bancorp, Inc.	2,899	52,501
Provident Financial Services, Inc.	7,507	176,715
Radian Group, Inc.	19,159	390,269
Southern Missouri Bancorp, Inc.	1,072	57,256
The Hingham Institution for Savings	160	62,496
TrustCo Bank Corp. NY	2,512	82,042
Walker & Dunlop, Inc.	3,021	425,024
Washington Federal, Inc.	24,654	801,008
Waterstone Financial, Inc.	2,637	54,718
WSFS Financial Corp.	4,835	240,396
		9,130,464
		1,136,060,179
Health care – 11.3%
Biotechnology – 1.4%
2seventy bio, Inc. (A)	2,466	64,954
3SBio, Inc. (A)(B)	138,300	118,232
4D Molecular Therapeutics, Inc. (A)	2,291	52,693
89bio, Inc. (A)	1,250	16,513
AbbVie, Inc.	160,535	18,506,475
ACADIA Pharmaceuticals, Inc. (A)	12,791	245,587
Achillion Pharmaceuticals, Inc. (A)(D)	17,157	25,801
Adagio Therapeutics, Inc. (A)(C)	2,268	106,687
Aduro Biotech, Inc. (A)(D)	1,925	5,775
Aeglea BioTherapeutics, Inc. (A)	5,184	32,348
Aerovate Therapeutics, Inc. (A)	983	13,477
Affimed NV (A)	12,671	86,416
Agenus, Inc. (A)	22,110	69,647
Agios Pharmaceuticals, Inc. (A)	6,198	220,773
Akebia Therapeutics, Inc. (A)	20,252	54,883
Akero Therapeutics, Inc. (A)	2,913	61,930
Akeso, Inc. (A)(B)(C)	32,000	201,851
Akouos, Inc. (A)	3,308	25,439
Albireo Pharma, Inc. (A)	1,993	47,812
Alder Biopharmaceuticals, Inc. (A)(C)(D)	9,683	14,078
Aldeyra Therapeutics, Inc. (A)	5,707	43,773
Alector, Inc. (A)	6,227	128,588
Aligos Therapeutics, Inc. (A)	2,442	37,411
Alkermes PLC (A)	16,727	366,656
Allakos, Inc. (A)	3,662	286,918
Allogene Therapeutics, Inc. (A)	7,236	133,794
Allovir, Inc. (A)	3,218	56,186
Alteogen, Inc. (A)	3,490	201,427
Altimmune, Inc. (A)	4,378	45,925
ALX Oncology Holdings, Inc. (A)	1,884	60,589
Amgen, Inc.	52,069	10,355,483
Amicus Therapeutics, Inc. (A)	27,921	299,034
AnaptysBio, Inc. (A)	2,040	65,994
Anavex Life Sciences Corp. (A)	6,740	130,756
Anika Therapeutics, Inc. (A)	1,626	63,625
Annexon, Inc. (A)	3,492	56,885
Apellis Pharmaceuticals, Inc. (A)	6,880	289,510
Applied Molecular Transport, Inc. (A)	2,723	46,291
Applied Therapeutics, Inc. (A)	2,222	25,509
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Arbutus Biopharma Corp. (A)	9,539	$30,525
Arcturus Therapeutics Holdings, Inc. (A)	2,264	89,994
Arcus Biosciences, Inc. (A)	4,764	208,663
Arcutis Biotherapeutics, Inc. (A)	2,950	48,882
Arena Pharmaceuticals, Inc. (A)	6,427	350,207
Argenx SE (A)	5,107	1,430,758
Arrowhead Pharmaceuticals, Inc. (A)	38,329	2,684,946
Atara Biotherapeutics, Inc. (A)	8,846	158,255
Athenex, Inc. (A)	10,480	18,550
Athersys, Inc. (A)	26,656	28,255
Atossa Therapeutics, Inc. (A)	12,969	29,440
Avid Bioservices, Inc. (A)	6,408	195,828
Avidity Biosciences, Inc. (A)	4,112	91,821
Avita Medical, Inc. (A)	2,943	40,496
Avrobio, Inc. (A)	5,227	20,072
Beam Therapeutics, Inc. (A)	5,206	412,055
BeiGene, Ltd., ADR (A)	5,200	1,807,156
Beyondspring, Inc. (A)(C)	2,515	32,117
BioAtla, Inc. (A)	1,747	44,112
BioCryst Pharmaceuticals, Inc. (A)	18,650	224,919
Biogen, Inc. (A)	13,636	3,214,551
Biohaven Pharmaceutical Holding Company, Ltd. (A)	5,811	652,227
Bioxcel Therapeutics, Inc. (A)	1,908	43,750
Black Diamond Therapeutics, Inc. (A)	2,412	14,472
Bluebird Bio, Inc. (A)	7,399	74,804
Blueprint Medicines Corp. (A)	6,104	587,205
Bolt Biotherapeutics, Inc. (A)	2,306	21,377
Bridgebio Pharma, Inc. (A)	11,272	456,516
Brooklyn ImmunoTherapeutics, Inc. (A)	3,300	19,635
Burning Rock Biotech, Ltd., ADR (A)	4,800	74,208
C4 Therapeutics, Inc. (A)	4,052	150,410
Cardiff Oncology, Inc. (A)	4,821	27,094
CareDx, Inc. (A)	5,292	228,297
Caribou Biosciences, Inc. (A)	2,031	37,756
Catalyst Pharmaceuticals, Inc. (A)	10,956	76,692
Celldex Therapeutics, Inc. (A)	4,817	183,528
Celltrion, Inc. (A)	12,162	2,117,013
CEL-SCI Corp. (A)	4,000	41,080
Century Therapeutics, Inc. (A)(C)	1,326	25,340
Cerevel Therapeutics Holdings, Inc. (A)	4,229	131,903
ChemoCentryx, Inc. (A)	5,829	211,476
Chimerix, Inc. (A)	8,520	53,591
Chinook Therapeutics, Inc. (A)	3,899	62,423
Clovis Oncology, Inc. (A)	12,457	39,364
Codiak Biosciences, Inc. (A)	1,934	24,659
Cogent Biosciences, Inc. (A)	4,439	35,157
Coherus Biosciences, Inc. (A)	6,901	128,152
Cortexyme, Inc. (A)(C)	2,105	27,386
Crinetics Pharmaceuticals, Inc. (A)	4,130	112,832
CSL, Ltd.	16,754	3,642,948
Cue Biopharma, Inc. (A)	3,552	43,548
Cullinan Oncology, Inc. (A)(C)	2,839	51,102
Curis, Inc. (A)	9,167	44,735
Cytokinetics, Inc. (A)	8,344	328,253
CytomX Therapeutics, Inc. (A)	8,210	54,268
Day One Biopharmaceuticals, Inc. (A)	1,246	22,889
Deciphera Pharmaceuticals, Inc. (A)	4,234	36,539
Denali Therapeutics, Inc. (A)	9,528	440,765
DermTech, Inc. (A)(C)	2,566	51,525
Design Therapeutics, Inc. (A)(C)	1,767	29,580
Dicerna Pharmaceuticals, Inc. (A)	7,422	282,110
Dynavax Technologies Corp. (A)	11,311	182,673
Dyne Therapeutics, Inc. (A)(C)	3,506	49,820
Eagle Pharmaceuticals, Inc. (A)	1,255	59,838

67

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Editas Medicine, Inc. (A)	7,185	$234,662
Emergent BioSolutions, Inc. (A)	5,165	227,880
Enanta Pharmaceuticals, Inc. (A)	2,025	178,767
Epizyme, Inc. (A)	10,975	35,888
Erasca, Inc. (A)(C)	2,311	32,747
Evelo Biosciences, Inc. (A)	3,221	27,765
Exelixis, Inc. (A)	83,808	1,407,136
Fate Therapeutics, Inc. (A)	8,503	467,750
FibroGen, Inc. (A)	9,555	119,533
Foghorn Therapeutics, Inc. (A)	2,342	27,097
Forma Therapeutics Holdings, Inc. (A)	3,818	55,323
Frequency Therapeutics, Inc. (A)	3,917	19,977
G1 Therapeutics, Inc. (A)(C)	4,358	56,218
Generation Bio Company (A)	4,748	81,523
Genmab A/S (A)	7,523	2,915,477
Geron Corp. (A)	36,625	54,205
Gilead Sciences, Inc.	114,312	7,879,526
Global Blood Therapeutics, Inc. (A)	6,448	182,220
Gossamer Bio, Inc. (A)	6,835	74,091
Graphite Bio, Inc. (A)	1,809	16,317
Green Cross Corp.	737	134,798
Grifols SA	60,542	1,088,485
Gritstone bio, Inc. (A)	4,345	57,354
Halozyme Therapeutics, Inc. (A)	52,577	1,728,732
Heron Therapeutics, Inc. (A)	10,122	95,653
Homology Medicines, Inc. (A)	5,283	26,679
Humanigen, Inc. (A)	4,937	29,918
iBio, Inc. (A)	29,998	22,349
Icosavax, Inc. (A)	1,421	30,068
Ideaya Biosciences, Inc. (A)	3,528	77,616
IGM Biosciences, Inc. (A)	871	43,480
I-Mab, ADR (A)	3,600	217,656
Imago Biosciences, Inc. (A)	949	21,229
Immuneering Corp., Class A (A)	796	18,013
ImmunityBio, Inc. (A)(C)	7,415	57,763
ImmunoGen, Inc. (A)	21,320	131,544
Immunovant, Inc. (A)	4,893	37,676
Incyte Corp. (A)	17,454	1,181,985
Infinity Pharmaceuticals, Inc. (A)	10,599	23,000
Inhibrx, Inc. (A)	3,006	121,533
Innovent Biologics, Inc. (A)(B)	130,000	1,148,470
Inovio Pharmaceuticals, Inc. (A)(C)	22,080	159,859
Insmed, Inc. (A)	12,118	333,487
Instil Bio, Inc. (A)	2,013	44,246
Intellia Therapeutics, Inc. (A)	7,189	826,807
Intercept Pharmaceuticals, Inc. (A)(C)	3,365	57,912
Invitae Corp. (A)(C)	20,982	356,694
Ironwood Pharmaceuticals, Inc. (A)	15,269	169,333
iTeos Therapeutics, Inc. (A)	2,227	78,613
IVERIC bio, Inc. (A)	10,997	160,776
Janux Therapeutics, Inc. (A)(C)	1,535	27,292
Jounce Therapeutics, Inc. (A)	3,259	24,997
KalVista Pharmaceuticals, Inc. (A)	2,361	34,235
Karuna Therapeutics, Inc. (A)	2,327	297,623
Karyopharm Therapeutics, Inc. (A)	8,809	61,223
Keros Therapeutics, Inc. (A)	1,728	96,405
Kezar Life Sciences, Inc. (A)	4,183	57,976
Kiniksa Pharmaceuticals, Ltd., Class A (A)	3,468	40,298
Kinnate Biopharma, Inc. (A)(C)	2,861	57,163
Kodiak Sciences, Inc. (A)	3,506	321,991
Kronos Bio, Inc. (A)	4,192	49,508
Krystal Biotech, Inc. (A)	1,922	154,817
Kura Oncology, Inc. (A)	6,911	96,478
Kymera Therapeutics, Inc. (A)	3,618	200,871
Lexicon Pharmaceuticals, Inc. (A)	7,746	35,477
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Ligand Pharmaceuticals, Inc. (A)	1,576	$255,186
Lineage Cell Therapeutics, Inc. (A)	15,466	34,953
Lyell Immunopharma, Inc. (A)	2,766	26,415
MacroGenics, Inc. (A)	6,469	113,854
Madrigal Pharmaceuticals, Inc. (A)	1,223	101,154
Magenta Therapeutics, Inc. (A)	3,863	21,749
MannKind Corp. (A)	26,246	121,519
MEI Pharma, Inc. (A)	13,995	47,163
MeiraGTx Holdings PLC (A)	3,715	65,681
Mersana Therapeutics, Inc. (A)	8,001	53,927
MiMedx Group, Inc. (A)	12,136	85,073
Moderna, Inc. (A)	32,846	11,575,916
Molecular Templates, Inc. (A)	5,036	20,194
Monte Rosa Therapeutics, Inc. (A)	1,339	25,963
Morphic Holding, Inc. (A)	2,178	103,891
Myriad Genetics, Inc. (A)	8,178	211,483
Neoleukin Therapeutics, Inc. (A)	4,313	23,118
Neurocrine Biosciences, Inc. (A)	25,177	2,095,985
NexImmune, Inc. (A)	2,131	16,835
Nkarta, Inc. (A)	1,588	25,233
Nurix Therapeutics, Inc. (A)	3,376	97,296
Nuvalent, Inc., Class A (A)	1,219	26,001
Ocugen, Inc. (A)(C)	19,560	124,010
Olema Pharmaceuticals, Inc. (A)	2,748	24,045
Oncocyte Corp. (A)	5,996	13,491
OPKO Health, Inc. (A)(C)	42,461	166,872
Organogenesis Holdings, Inc. (A)	4,147	41,719
ORIC Pharmaceuticals, Inc. (A)	3,506	48,523
Passage Bio, Inc. (A)	4,246	30,953
PDL BioPharma, Inc. (A)(C)(D)	18,396	32,929
PeptiDream, Inc. (A)	12,000	302,890
Pfenex, Inc. (A)(D)	4,823	5,287
PMV Pharmaceuticals, Inc. (A)	2,912	63,336
Praxis Precision Medicines, Inc. (A)	3,631	62,126
Precigen, Inc. (A)	10,574	41,662
Precision BioSciences, Inc. (A)	5,455	49,422
Prelude Therapeutics, Inc. (A)	1,208	17,262
Progenics Pharmaceuticals, Inc. (A)(D)	11,327	484
Prometheus Biosciences, Inc. (A)(C)	1,323	39,293
Protagonist Therapeutics, Inc. (A)	4,871	163,763
Prothena Corp. PLC (A)	3,654	183,248
PTC Therapeutics, Inc. (A)	7,340	272,754
Radius Health, Inc. (A)	5,266	86,678
RAPT Therapeutics, Inc. (A)	2,281	74,475
Recursion Pharmaceuticals, Inc., Class A (A)(C)	3,029	57,914
Regeneron Pharmaceuticals, Inc. (A)	9,662	6,150,153
REGENXBIO, Inc. (A)	4,205	134,560
Relay Therapeutics, Inc. (A)	6,439	189,435
Replimune Group, Inc. (A)	3,227	91,937
REVOLUTION Medicines, Inc. (A)	6,360	175,918
Rhythm Pharmaceuticals, Inc. (A)	5,118	45,806
Rigel Pharmaceuticals, Inc. (A)	19,652	52,471
Rocket Pharmaceuticals, Inc. (A)	4,403	107,565
Rubius Therapeutics, Inc. (A)	4,990	61,676
Sana Biotechnology, Inc. (A)	9,124	173,447
Sangamo Therapeutics, Inc. (A)	12,993	107,712
Scholar Rock Holding Corp. (A)	2,935	77,924
Seegene, Inc.	4,639	292,865
Selecta Biosciences, Inc. (A)	10,257	30,771
Sensei Biotherapeutics, Inc. (A)	2,652	18,246
Seres Therapeutics, Inc. (A)	8,022	86,317
Shattuck Labs, Inc. (A)	2,960	25,101
Silverback Therapeutics, Inc. (A)	2,569	18,060
SK Bioscience Company, Ltd. (A)	2,425	572,628

68

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sorrento Therapeutics, Inc. (A)(C)	29,471	$175,647
Spectrum Pharmaceuticals, Inc. (A)	20,024	31,638
Spero Therapeutics, Inc. (A)	2,812	40,071
SpringWorks Therapeutics, Inc. (A)	3,075	220,939
SQZ Biotechnologies Company (A)	2,779	36,572
Stoke Therapeutics, Inc. (A)	2,110	52,539
Surface Oncology, Inc. (A)	4,260	24,580
Sutro Biopharma, Inc. (A)	4,669	79,747
Syndax Pharmaceuticals, Inc. (A)	4,875	77,854
Syros Pharmaceuticals, Inc. (A)	6,219	24,627
Taysha Gene Therapies, Inc. (A)	2,564	33,281
TCR2 Therapeutics, Inc. (A)	3,927	20,224
Tenaya Therapeutics, Inc. (A)	1,705	33,503
TG Therapeutics, Inc. (A)	13,454	204,501
Tonix Pharmaceuticals Holding Corp. (A)	47,719	22,390
Travere Therapeutics, Inc. (A)	6,173	176,239
Turning Point Therapeutics, Inc. (A)	4,840	184,210
Twist Bioscience Corp. (A)	4,935	471,293
United Therapeutics Corp. (A)	11,942	2,263,009
UroGen Pharma, Ltd. (A)(C)	2,472	29,886
Vanda Pharmaceuticals, Inc. (A)	5,778	93,604
Vaxart, Inc. (A)(C)	12,651	100,702
Vaxcyte, Inc. (A)	4,422	90,120
VBI Vaccines, Inc. (A)(C)	20,919	63,594
Veracyte, Inc. (A)	7,065	293,056
Verastem, Inc. (A)	18,917	50,508
Vericel Corp. (A)	4,891	181,994
Vertex Pharmaceuticals, Inc. (A)	23,755	4,440,760
Verve Therapeutics, Inc. (A)(C)	1,706	58,140
Viking Therapeutics, Inc. (A)	8,007	42,517
Vincerx Pharma, Inc. (A)	1,300	13,637
Vir Biotechnology, Inc. (A)	6,278	297,703
Viracta Therapeutics, Inc. (A)	4,571	21,072
VistaGen Therapeutics, Inc. (A)	21,749	41,976
Vor BioPharma, Inc. (A)	1,825	21,061
XBiotech, Inc.	2,057	25,959
Xencor, Inc. (A)	6,002	217,392
Y-mAbs Therapeutics, Inc. (A)	3,799	64,887
Zai Lab, Ltd., ADR (A)	8,500	588,625
Zentalis Pharmaceuticals, Inc. (A)	3,768	309,164
ZIOPHARM Oncology, Inc. (A)	25,658	35,665
		115,657,654
Health care equipment and supplies – 2.2%
Abbott Laboratories	171,985	21,630,553
ABIOMED, Inc. (A)	4,413	1,389,124
Accuray, Inc. (A)	12,083	58,119
Acutus Medical, Inc. (A)	2,860	9,438
Alcon, Inc.	59,153	4,672,419
Align Technology, Inc. (A)	7,267	4,443,989
Alphatec Holdings, Inc. (A)	7,715	85,637
Ambu A/S, Class B (C)	19,188	544,225
AngioDynamics, Inc. (A)	4,003	103,077
Apyx Medical Corp. (A)	3,630	48,751
Asahi Intecc Company, Ltd.	26,100	572,087
Asensus Surgical, Inc. (A)	25,792	34,561
Aspira Women's Health, Inc. (A)	8,393	17,457
AtriCure, Inc. (A)	4,697	297,790
Atrion Corp.	145	102,949
Avanos Medical, Inc. (A)	5,095	153,716
Axogen, Inc. (A)	4,270	40,864
Axonics, Inc. (A)	4,802	261,277
Baxter International, Inc.	48,449	3,612,842
Becton, Dickinson and Company	28,045	6,650,591
BioLife Solutions, Inc. (A)	2,572	98,148
BioMerieux	5,014	709,497
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Bioventus, Inc., Class A (A)	4,297	$53,412
Boston Scientific Corp. (A)	138,149	5,259,332
Butterfly Network, Inc. (A)(C)	19,189	135,282
Cardiovascular Systems, Inc. (A)	4,235	84,700
Carl Zeiss Meditec AG, Bearer Shares	5,001	1,001,949
Cerus Corp. (A)	18,260	125,811
ClearPoint Neuro, Inc. (A)	2,121	29,121
Cochlear, Ltd.	2,398	368,737
Coloplast A/S, B Shares	13,550	2,213,328
CONMED Corp.	3,006	395,169
CryoLife, Inc. (A)	4,135	71,081
CryoPort, Inc. (A)	4,252	282,503
Cutera, Inc. (A)	1,867	65,084
CytoSorbents Corp. (A)	4,966	24,433
Demant A/S (A)	12,410	595,165
Dentsply Sirona, Inc.	20,788	1,013,207
DexCom, Inc. (A)	9,317	5,241,651
DiaSorin SpA	6,342	1,353,417
Edwards Lifesciences Corp. (A)	61,183	6,565,548
Envista Holdings Corp. (A)	42,897	1,664,404
Fisher & Paykel Healthcare Corp., Ltd.	88,183	1,995,189
Glaukos Corp. (A)	4,743	204,091
Globus Medical, Inc., Class A (A)	20,830	1,304,375
GN Store Nord A/S	14,325	824,978
Haemonetics Corp. (A)	18,826	964,833
Hartalega Holdings BHD	195,700	301,508
Heska Corp. (A)	1,021	164,340
Hill-Rom Holdings, Inc.	17,508	2,722,494
Hologic, Inc. (A)	24,466	1,828,344
Hoya Corp.	46,300	7,328,665
ICU Medical, Inc. (A)	5,303	1,199,592
IDEXX Laboratories, Inc. (A)	8,359	5,082,857
Inari Medical, Inc. (A)	3,578	295,328
Inogen, Inc. (A)	2,101	64,186
Integer Holdings Corp. (A)	3,414	272,232
Integra LifeSciences Holdings Corp. (A)	19,350	1,237,433
Intersect ENT, Inc. (A)	3,568	95,515
Intuitive Surgical, Inc. (A)	35,045	11,366,495
iRhythm Technologies, Inc. (A)	3,164	334,118
Koninklijke Philips NV	94,346	3,324,787
Kossan Rubber Industries BHD	145,700	74,407
Lantheus Holdings, Inc. (A)	7,090	189,870
LeMaitre Vascular, Inc.	2,008	93,954
LivaNova PLC (A)	19,720	1,580,755
Masimo Corp. (A)	13,474	3,747,389
Medtronic PLC	132,116	14,096,777
Meridian Bioscience, Inc. (A)	4,566	90,909
Merit Medical Systems, Inc. (A)	5,321	334,478
Mesa Laboratories, Inc.	517	159,644
Microport Scientific Corp.	71,200	295,919
Natus Medical, Inc. (A)	3,650	82,490
Neogen Corp. (A)	39,784	1,596,532
Nevro Corp. (A)	3,620	315,230
NuVasive, Inc. (A)	19,159	920,782
Olympus Corp.	146,424	3,271,594
OraSure Technologies, Inc. (A)	7,761	72,410
Ortho Clinical Diagnostics Holdings PLC (A)	11,649	222,962
Orthofix Medical, Inc. (A)	2,094	64,097
OrthoPediatrics Corp. (A)	1,466	81,671
Outset Medical, Inc. (A)	4,866	230,648
PAVmed, Inc. (A)	7,668	28,142
Penumbra, Inc. (A)	9,147	2,246,961
Pulmonx Corp. (A)	2,887	93,250
Pulse Biosciences, Inc. (A)	1,572	31,912

69

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Quidel Corp. (A)	10,078	$1,487,110
Quotient, Ltd. (A)	10,618	22,510
ResMed, Inc.	13,934	3,551,080
SeaSpine Holdings Corp. (A)	3,768	50,604
Senseonics Holdings, Inc. (A)(C)	45,383	142,503
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	281,200	395,670
Shockwave Medical, Inc. (A)	3,522	634,805
SI-BONE, Inc. (A)	3,643	70,128
Siemens Healthineers AG (B)	34,770	2,525,429
Sientra, Inc. (A)	7,300	29,346
Sight Sciences, Inc. (A)	1,264	26,481
Silk Road Medical, Inc. (A)	3,619	146,859
Smith & Nephew PLC	65,624	1,054,667
Soliton, Inc. (A)	1,250	25,663
Sonova Holding AG	6,473	2,432,673
Sri Trang Gloves Thailand PCL	82,800	73,716
Sri Trang Gloves Thailand PCL, NVDR (C)	39,300	34,975
STAAR Surgical Company (A)	17,573	1,672,774
Stereotaxis, Inc. (A)	6,124	35,948
STERIS PLC	9,878	2,158,639
Straumann Holding AG	1,222	2,597,908
Stryker Corp.	32,782	7,757,205
Supermax Corp. BHD	169,588	75,868
Surmodics, Inc. (A)	1,495	65,675
Sysmex Corp.	21,000	2,612,038
Tactile Systems Technology, Inc. (A)	2,105	41,048
Tandem Diabetes Care, Inc. (A)	16,767	2,154,895
Teleflex, Inc.	4,638	1,379,434
Terumo Corp.	81,046	3,300,533
The Cooper Companies, Inc.	4,774	1,797,268
Top Glove Corp. BHD	612,200	425,860
TransMedics Group, Inc. (A)	2,796	61,624
Treace Medical Concepts, Inc. (A)	1,222	21,153
Utah Medical Products, Inc.	490	54,664
Vapotherm, Inc. (A)	2,534	55,748
Varex Imaging Corp. (A)	4,045	115,485
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(C)	24,000	119,851
ViewRay, Inc. (A)	14,770	75,918
Zimmer Biomet Holdings, Inc.	20,651	2,469,860
Zynex, Inc. (A)	2,336	29,901
		184,698,104
Health care providers and services – 1.6%
1Life Healthcare, Inc. (A)	12,332	196,449
Acadia Healthcare Company, Inc. (A)	23,905	1,342,744
Accolade, Inc. (A)	5,339	137,052
AdaptHealth Corp. (A)	7,504	147,304
Addus HomeCare Corp. (A)	1,652	144,087
Agiliti, Inc. (A)(C)	2,605	54,861
Alignment Healthcare, Inc. (A)	2,901	47,025
Amedisys, Inc. (A)	8,681	1,212,302
AmerisourceBergen Corp.	14,692	1,700,599
AMN Healthcare Services, Inc. (A)	4,878	556,141
Amplifon SpA	31,511	1,534,735
Anthem, Inc.	23,887	9,703,616
Apollo Medical Holdings, Inc. (A)(C)	3,939	368,966
Apria, Inc. (A)	1,633	45,936
Aveanna Healthcare Holdings, Inc. (A)	4,266	27,473
Bangkok Dusit Medical Services PCL, NVDR	1,211,100	800,146
Brookdale Senior Living, Inc. (A)	19,869	116,432
Bumrungrad Hospital PCL, NVDR	58,100	247,421
Cardinal Health, Inc.	28,361	1,311,129
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Castle Biosciences, Inc. (A)	2,235	$92,373
Celltrion Healthcare Company, Ltd. (A)	10,741	731,188
Centene Corp. (A)	57,053	4,074,155
Chemed Corp.	4,185	1,948,076
Cigna Corp.	33,650	6,457,435
Community Health Systems, Inc. (A)	13,049	156,979
CorVel Corp. (A)	915	172,020
Covetrus, Inc. (A)	11,111	199,776
Cross Country Healthcare, Inc. (A)	3,905	102,155
CVS Health Corp.	129,383	11,522,850
DaVita, Inc. (A)	6,521	616,235
Encompass Health Corp.	26,470	1,525,201
Fresenius Medical Care AG & Company KGaA	25,329	1,510,176
Fresenius SE & Company KGaA	51,756	1,958,919
Fulgent Genetics, Inc. (A)(C)	2,166	202,564
Hanger, Inc. (A)	4,005	67,564
Hapvida Participacoes e Investimentos SA (B)	122,900	238,505
HCA Healthcare, Inc.	23,941	5,400,850
HealthEquity, Inc. (A)	30,731	1,680,371
Henry Schein, Inc. (A)	13,750	977,075
Humana, Inc.	12,600	5,288,346
IHH Healthcare BHD	197,309	308,244
InfuSystem Holdings, Inc. (A)	2,403	39,770
Jinxin Fertility Group, Ltd. (A)(B)	139,000	193,153
Laboratory Corp. of America Holdings (A)	9,382	2,676,966
LHC Group, Inc. (A)	11,617	1,332,702
LifeStance Health Group, Inc. (A)	5,044	40,049
Magellan Health, Inc. (A)	2,421	229,487
McKesson Corp.	15,092	3,271,342
Medipal Holdings Corp.	22,800	409,779
MEDNAX, Inc. (A)	8,037	197,389
ModivCare, Inc. (A)	1,297	177,728
Molina Healthcare, Inc. (A)	15,535	4,430,271
National HealthCare Corp.	1,272	82,031
National Research Corp.	1,526	61,116
NMC Health PLC (A)	8,800	880
Notre Dame Intermedica Participacoes SA	56,200	614,398
Option Care Health, Inc. (A)	52,522	1,329,332
Orpea SA	6,187	584,626
Owens & Minor, Inc.	7,578	303,120
Patterson Companies, Inc.	31,843	1,002,099
PetIQ, Inc. (A)	2,967	59,251
Ping An Healthcare and Technology Company, Ltd. (A)(B)(C)	51,300	193,148
Privia Health Group, Inc. (A)	2,203	50,889
Progyny, Inc. (A)	24,922	1,265,290
Quest Diagnostics, Inc.	12,071	1,794,716
R1 RCM, Inc. (A)	48,071	1,145,051
RadNet, Inc. (A)	4,817	129,866
Ramsay Health Care, Ltd.	6,735	318,780
Rede D'Or Sao Luiz SA (B)	42,700	381,059
Ryman Healthcare, Ltd.	65,645	548,659
Select Medical Holdings Corp.	11,501	308,802
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	87,200	158,994
Sinopharm Group Company, Ltd., H Shares	151,900	330,114
Sonic Healthcare, Ltd.	16,692	504,724
Surgery Partners, Inc. (A)	3,378	149,848
Tenet Healthcare Corp. (A)	39,562	2,882,883
The Ensign Group, Inc.	5,479	418,212
The Joint Corp. (A)	1,443	115,325
The Pennant Group, Inc. (A)	2,843	57,798

70

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Tivity Health, Inc. (A)	4,752	$113,193
Triple-S Management Corp. (A)	2,412	85,674
UnitedHealth Group, Inc.	92,367	41,031,269
Universal Health Services, Inc., Class B	7,368	874,803
US Physical Therapy, Inc.	1,349	115,987
		134,936,048
Health care technology – 0.1%
Alibaba Health Information Technology, Ltd. (A)	453,100	416,740
Allscripts Healthcare Solutions, Inc. (A)	13,056	217,121
American Well Corp., Class A (A)	19,650	127,725
Cerner Corp.	28,992	2,042,486
Computer Programs & Systems, Inc. (A)	1,604	47,270
Evolent Health, Inc., Class A (A)	8,220	213,720
Forian, Inc. (A)	2,424	20,798
Health Catalyst, Inc. (A)	5,293	229,663
HealthStream, Inc. (A)	2,693	62,531
iCAD, Inc. (A)	2,938	21,653
Inspire Medical Systems, Inc. (A)	2,807	626,719
M3, Inc.	55,300	2,972,835
MultiPlan Corp. (A)(C)	24,118	97,437
NextGen Healthcare, Inc. (A)	6,157	95,434
Omnicell, Inc. (A)	4,449	787,473
OptimizeRx Corp. (A)	1,781	115,765
Phreesia, Inc. (A)	5,125	295,610
Schrodinger, Inc. (A)	4,771	186,928
Simulations Plus, Inc.	1,707	80,178
Tabula Rasa HealthCare, Inc. (A)	2,514	28,584
Vocera Communications, Inc. (A)	3,547	206,932
		8,893,602
Life sciences tools and services – 2.3%
Agilent Technologies, Inc.	64,015	9,659,864
Berkeley Lights, Inc. (A)	5,371	112,093
Bionano Genomics, Inc. (A)(C)	29,815	116,577
Bio-Rad Laboratories, Inc., Class A (A)	4,412	3,323,118
Bio-Techne Corp.	8,079	3,813,530
Charles River Laboratories International, Inc. (A)	10,696	3,913,346
ChromaDex Corp. (A)	5,766	27,043
Codexis, Inc. (A)	6,383	221,554
Cytek Biosciences, Inc. (A)	1,845	37,214
Danaher Corp.	133,183	42,836,980
Eurofins Scientific SE	16,080	2,057,110
Fluidigm Corp. (A)	8,667	39,955
Genscript Biotech Corp. (A)	127,400	669,422
Hangzhou Tigermed Consulting Company, Ltd., H Shares (B)	13,700	217,012
Harvard Bioscience, Inc. (A)	5,125	34,286
Illumina, Inc. (A)	31,077	11,353,360
Inotiv, Inc. (A)(C)	1,499	77,948
IQVIA Holdings, Inc. (A)	40,991	10,621,998
Lonza Group AG	8,804	7,099,083
Medpace Holdings, Inc. (A)	10,621	2,202,902
Mettler-Toledo International, Inc. (A)	4,857	7,354,129
NanoString Technologies, Inc. (A)	4,801	197,321
NeoGenomics, Inc. (A)	11,845	405,810
Pacific Biosciences of California, Inc. (A)	20,348	472,277
PerkinElmer, Inc.	23,236	4,232,670
Personalis, Inc. (A)	4,133	56,002
Pharmaron Beijing Company, Ltd., H Shares (B)	15,000	309,470
QIAGEN NV (A)	28,061	1,550,442
Quanterix Corp. (A)	3,303	132,021
Repligen Corp. (A)	13,601	3,896,687
Samsung Biologics Company, Ltd. (A)(B)	2,084	1,562,310
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Sartorius Stedim Biotech	3,336	$1,969,491
Seer, Inc. (A)	4,449	99,257
Syneos Health, Inc. (A)	27,528	2,674,620
Thermo Fisher Scientific, Inc.	83,143	52,615,385
Waters Corp. (A)	13,127	4,306,575
West Pharmaceutical Services, Inc.	15,383	6,809,439
WuXi AppTec Company, Ltd., H Shares (B)	37,646	834,052
Wuxi Biologics Cayman, Inc. (A)(B)	403,600	5,444,477
		193,356,830
Pharmaceuticals – 3.7%
9 Meters Biopharma, Inc. (A)	26,293	27,345
Aclaris Therapeutics, Inc. (A)	5,366	68,685
Aerie Pharmaceuticals, Inc. (A)	4,940	49,894
Amneal Pharmaceuticals, Inc. (A)	11,074	46,289
Amphastar Pharmaceuticals, Inc. (A)	4,072	79,648
Ampio Pharmaceuticals, Inc. (A)(C)	23,384	26,424
Angion Biomedica Corp. (A)	2,464	8,870
ANI Pharmaceuticals, Inc. (A)	954	39,248
Antares Pharma, Inc. (A)	18,698	60,395
Arvinas, Inc. (A)	4,571	345,613
Aspen Pharmacare Holdings, Ltd.	35,971	538,060
Astellas Pharma, Inc.	233,400	3,659,793
AstraZeneca PLC	115,287	12,639,462
Atea Pharmaceuticals, Inc. (A)	6,802	55,028
Athira Pharma, Inc. (A)	3,838	51,736
Axsome Therapeutics, Inc. (A)	3,012	104,034
Bausch Health Companies, Inc. (A)	34,013	807,291
Bayer AG	121,286	6,117,362
BioDelivery Sciences International, Inc. (A)	12,118	33,688
Bristol-Myers Squibb Company	221,974	11,904,466
Canopy Growth Corp. (A)(C)	25,838	277,504
CanSino Biologics, Inc., H Shares (A)(B)(C)	9,000	197,596
Cara Therapeutics, Inc. (A)	4,713	62,117
Cassava Sciences, Inc. (A)(C)	4,013	214,655
Catalent, Inc. (A)	17,240	2,218,098
Celltrion Pharm, Inc. (A)	2,106	212,095
China Medical System Holdings, Ltd.	153,500	251,401
China Resources Pharmaceutical Group, Ltd. (B)	196,000	85,234
China Traditional Chinese Medicine Holdings Company, Ltd.	310,400	149,406
Chugai Pharmaceutical Company, Ltd.	84,300	2,730,795
Citius Pharmaceuticals, Inc. (A)	11,188	18,908
Collegium Pharmaceutical, Inc. (A)	3,887	68,333
Corcept Therapeutics, Inc. (A)	10,198	214,158
CSPC Pharmaceutical Group, Ltd.	1,009,792	1,046,910
Cymabay Therapeutics, Inc. (A)	7,311	24,199
Daiichi Sankyo Company, Ltd.	219,900	5,465,856
Durect Corp. (A)	22,238	22,011
Edgewise Therapeutics, Inc. (A)	1,497	26,078
Eisai Company, Ltd.	29,754	1,798,193
Elanco Animal Health, Inc. (A)(D)	6,772	0
Eli Lilly & Company	78,927	19,577,053
Endo International PLC (A)	24,858	139,205
Esperion Therapeutics, Inc. (A)(C)	3,181	27,770
Evolus, Inc. (A)	3,624	20,077
Fulcrum Therapeutics, Inc. (A)	2,845	41,253
GlaxoSmithKline PLC	374,237	7,598,169
Hanmi Pharm Company, Ltd.	842	178,551
Hansoh Pharmaceutical Group Company, Ltd. (B)	134,000	274,671
Harmony Biosciences Holdings, Inc. (A)	2,354	80,248

71

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Hikma Pharmaceuticals PLC	12,800	$376,238
Hisamitsu Pharmaceutical Company, Inc.	6,500	228,011
Hutchmed China, Ltd., ADR (A)	9,500	321,670
Hypera SA	41,479	200,096
Innoviva, Inc. (A)	4,612	77,113
Intra-Cellular Therapies, Inc. (A)	7,436	301,009
Ipsen SA	4,519	441,029
Jazz Pharmaceuticals PLC (A)	16,267	1,949,925
Johnson & Johnson	262,624	40,950,960
Kalbe Farma Tbk PT	2,898,310	323,687
Kyowa Kirin Company, Ltd.	33,828	944,965
Marinus Pharmaceuticals, Inc. (A)	4,210	46,773
Merck & Company, Inc.	250,731	18,782,259
Merck KGaA	15,979	3,949,291
Mind Medicine MindMed, Inc. (A)(C)	37,010	73,280
Nektar Therapeutics (A)	48,894	550,546
NGM Biopharmaceuticals, Inc. (A)	3,441	62,007
Nippon Shinyaku Company, Ltd.	6,100	451,651
Novartis AG	262,530	20,925,147
Novo Nordisk A/S, B Shares	193,269	20,689,440
Nuvation Bio, Inc. (A)(C)	7,255	65,077
Ocular Therapeutix, Inc. (A)	8,271	56,574
Omeros Corp. (A)(C)	6,723	48,406
Oneness Biotech Company, Ltd. (A)	28,000	299,717
Ono Pharmaceutical Company, Ltd.	46,500	1,025,639
Oramed Pharmaceuticals, Inc. (A)(C)	3,305	63,522
Organon & Company	26,105	763,049
Orion OYJ, Class B	12,920	531,840
Otsuka Holdings Company, Ltd.	49,000	1,774,761
Pacira BioSciences, Inc. (A)	4,587	241,368
Paratek Pharmaceuticals, Inc. (A)	6,404	27,025
Perrigo Company PLC	35,570	1,305,775
Pfizer, Inc.	536,108	28,805,083
Phathom Pharmaceuticals, Inc. (A)	2,269	40,706
Phibro Animal Health Corp., Class A	2,460	48,191
Pliant Therapeutics, Inc. (A)	2,714	38,485
Prestige Consumer Healthcare, Inc. (A)	5,154	288,366
Provention Bio, Inc. (A)(C)	6,684	46,120
Reata Pharmaceuticals, Inc., Class A (A)	2,889	247,298
Recordati Industria Chimica e Farmaceutica SpA	26,234	1,645,946
Relmada Therapeutics, Inc. (A)	1,821	32,523
Revance Therapeutics, Inc. (A)	7,476	102,272
Richter Gedeon NYRT	17,134	455,543
Roche Holding AG	83,127	32,453,625
Roche Holding AG, Bearer Shares	3,683	1,527,142
Sanofi	137,218	13,044,260
Santen Pharmaceutical Company, Ltd.	44,800	593,040
Seelos Therapeutics, Inc. (A)	10,268	17,764
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	56,500	291,936
Shin Poong Pharmaceutical Company, Ltd.	4,046	111,173
Shionogi & Company, Ltd.	33,263	2,322,133
SIGA Technologies, Inc. (A)	5,605	45,737
Sino Biopharmaceutical, Ltd.	1,158,525	846,932
SK Biopharmaceuticals Company, Ltd. (A)	3,488	280,067
SSY Group, Ltd.	155,300	77,684
Sumitomo Dainippon Pharma Company, Ltd.	22,500	274,218
Supernus Pharmaceuticals, Inc. (A)	5,171	154,975
Taisho Pharmaceutical Holdings Company, Ltd.	4,700	231,066
Takeda Pharmaceutical Company, Ltd.	197,728	5,289,807
Teva Pharmaceutical Industries, Ltd., ADR (A)	199,236	1,643,697
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
TherapeuticsMD, Inc. (A)(C)	51,403	$25,444
Theravance Biopharma, Inc. (A)	7,036	59,102
UCB SA	14,209	1,553,747
Viatris, Inc.	120,999	1,489,498
Vifor Pharma AG	5,768	646,647
WaVe Life Sciences, Ltd. (A)	5,397	21,048
Yuhan Corp.	6,279	305,692
Zoetis, Inc.	46,593	10,345,510
Zogenix, Inc. (A)	6,176	69,480
		303,003,682
		940,545,920
Industrials – 9.9%
Aerospace and defense – 1.0%
AAR Corp. (A)	3,539	115,584
Aerojet Rocketdyne Holdings, Inc.	7,709	324,086
AeroVironment, Inc. (A)	2,333	188,413
Airbus SE (A)	71,452	7,975,477
Aselsan Elektronik Sanayi Ve Ticaret AS	69,412	110,944
Astronics Corp. (A)	3,139	32,834
AviChina Industry & Technology Company, Ltd., H Shares	282,300	185,674
Axon Enterprise, Inc. (A)	17,471	2,948,930
BAE Systems PLC	241,969	1,762,223
Byrna Technologies, Inc. (A)	2,011	29,602
CAE, Inc. (A)	32,820	788,739
Curtiss-Wright Corp.	10,876	1,368,418
Dassault Aviation SA	3,090	292,851
Ducommun, Inc. (A)	1,219	51,820
General Dynamics Corp.	23,218	4,387,505
Hexcel Corp. (A)	22,305	1,146,031
Howmet Aerospace, Inc.	38,307	1,077,576
Huntington Ingalls Industries, Inc.	4,071	722,643
Kaman Corp.	2,967	109,779
Korea Aerospace Industries, Ltd.	9,303	213,036
Kratos Defense & Security Solutions, Inc. (A)	12,837	253,017
L3Harris Technologies, Inc.	19,888	4,158,183
Lockheed Martin Corp.	24,625	8,208,005
Maxar Technologies, Inc.	7,547	207,769
Mercury Systems, Inc. (A)	14,940	731,313
Moog, Inc., Class A	3,006	207,925
MTU Aero Engines AG	6,651	1,238,189
National Presto Industries, Inc.	588	48,087
Northrop Grumman Corp.	15,015	5,237,232
PAE, Inc. (A)	8,502	84,340
Park Aerospace Corp.	1,962	25,310
Parsons Corp. (A)	2,758	91,538
Raytheon Technologies Corp.	152,097	12,307,689
Rolls-Royce Holdings PLC (A)	623,339	1,016,881
Safran SA	41,488	4,633,950
Singapore Technologies Engineering, Ltd.	59,700	166,098
Textron, Inc.	22,503	1,593,212
Thales SA	13,009	1,067,337
The Boeing Company (A)	54,772	10,836,640
TransDigm Group, Inc. (A)	5,221	3,017,999
Triumph Group, Inc. (A)	6,776	113,566
Vectrus, Inc. (A)	1,313	54,936
		79,131,381
Air freight and logistics – 0.5%
Air Transport Services Group, Inc. (A)	6,256	154,461
Atlas Air Worldwide Holdings, Inc. (A)	3,010	263,706
CH Robinson Worldwide, Inc.	12,866	1,223,428
Deutsche Post AG	122,509	7,235,570
DSV A/S	23,159	5,042,309

72

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
Expeditors International of Washington, Inc.	16,924	$2,058,297
FedEx Corp.	24,787	5,710,181
Forward Air Corp.	2,853	281,734
GXO Logistics, Inc. (A)	26,223	2,518,719
Hub Group, Inc., Class A (A)	3,448	267,806
Hyundai Glovis Company, Ltd.	2,455	300,447
InPost SA (A)	20,665	230,509
Radiant Logistics, Inc. (A)	5,647	42,578
SG Holdings Company, Ltd.	40,000	882,866
United Parcel Service, Inc., Class B	72,740	14,429,434
Yamato Holdings Company, Ltd.	36,500	805,705
ZTO Express Cayman, Inc., ADR	48,700	1,539,407
		42,987,157
Airlines – 0.2%
Air Canada (A)	20,465	333,220
Air China, Ltd., H Shares (A)	194,966	122,666
Alaska Air Group, Inc. (A)	12,589	611,448
Allegiant Travel Company (A)	1,588	275,073
American Airlines Group, Inc. (A)(C)	65,012	1,150,062
ANA Holdings, Inc. (A)	19,800	389,626
China Southern Airlines Company, Ltd., H Shares (A)(C)	180,900	99,895
Delta Air Lines, Inc. (A)	63,295	2,291,279
Deutsche Lufthansa AG (A)	73,202	444,169
Frontier Group Holdings, Inc. (A)	3,625	48,394
Hawaiian Holdings, Inc. (A)	5,541	101,289
Japan Airlines Company, Ltd. (A)	17,900	322,667
JetBlue Airways Corp. (A)	84,599	1,135,319
Korean Air Lines Company, Ltd. (A)	22,155	492,371
Mesa Air Group, Inc. (A)	3,995	28,205
Qantas Airways, Ltd. (A)	35,214	125,879
Singapore Airlines, Ltd. (A)	48,340	172,140
SkyWest, Inc. (A)	5,167	202,391
Southwest Airlines Company (A)	58,767	2,609,255
Spirit Airlines, Inc. (A)	10,196	213,198
Sun Country Airlines Holdings, Inc. (A)	1,855	50,883
United Airlines Holdings, Inc. (A)	32,363	1,367,660
		12,587,089
Building products – 0.8%
A.O. Smith Corp.	15,051	1,189,782
AAON, Inc.	4,388	342,264
AGC, Inc.	24,184	1,177,688
Allegion PLC	10,361	1,281,034
American Woodmark Corp. (A)	1,852	114,157
Apogee Enterprises, Inc.	2,669	110,230
Assa Abloy AB, B Shares (C)	121,305	3,398,921
Builders FirstSource, Inc. (A)	55,121	3,827,602
Caesarstone, Ltd.	3,173	35,442
Carlisle Companies, Inc.	13,866	3,122,623
Carrier Global Corp.	100,524	5,440,359
China Lesso Group Holdings, Ltd.	123,000	178,624
Cie de Saint-Gobain	61,256	3,885,448
Cornerstone Building Brands, Inc. (A)	5,843	91,852
CSW Industrials, Inc.	1,515	182,103
Daikin Industries, Ltd.	31,300	6,373,436
Fortune Brands Home & Security, Inc.	15,720	1,580,332
Geberit AG	4,343	3,315,928
Gibraltar Industries, Inc. (A)	3,446	233,983
Griffon Corp.	4,926	129,603
Insteel Industries, Inc.	2,046	86,259
JELD-WEN Holding, Inc. (A)	8,929	216,350
Johnson Controls International PLC	82,634	6,177,718
Kingspan Group PLC	18,401	2,133,582
Lennox International, Inc.	9,096	2,810,846
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Building products (continued)
Lixil Corp.	33,200	$812,206
Masco Corp.	28,097	1,851,592
Masonite International Corp. (A)	2,538	271,566
Nibe Industrier AB, B Shares	172,409	2,457,439
Owens Corning	27,434	2,327,501
PGT Innovations, Inc. (A)	6,264	128,663
Quanex Building Products Corp.	3,903	83,407
Resideo Technologies, Inc. (A)	15,193	396,385
Rockwool International A/S, B Shares	958	398,166
Simpson Manufacturing Company, Inc.	16,065	1,853,258
TOTO, Ltd.	17,800	787,417
Trane Technologies PLC	27,315	5,098,345
Trex Company, Inc. (A)	30,684	4,073,915
UFP Industries, Inc.	6,231	518,918
View, Inc. (A)(C)	11,110	46,884
Xinyi Glass Holdings, Ltd.	160,000	390,290
Zurn Water Solutions Corp.	12,588	441,209
		69,373,327
Commercial services and supplies – 0.6%
ABM Industries, Inc.	7,048	317,160
ACCO Brands Corp.	10,371	85,664
Brady Corp., Class A	4,904	246,426
Brambles, Ltd.	53,782	381,028
BrightView Holdings, Inc. (A)	4,428	60,221
Casella Waste Systems, Inc., Class A (A)	5,104	432,717
China Everbright Environment Group, Ltd.	418,500	276,808
Cimpress PLC (A)	1,804	140,405
Cintas Corp.	13,149	5,551,376
Clean Harbors, Inc. (A)	13,314	1,350,572
Copart, Inc. (A)	31,776	4,612,604
CoreCivic, Inc. (A)	12,732	137,124
Dai Nippon Printing Company, Ltd.	27,800	652,470
Deluxe Corp.	4,468	151,197
Ennis, Inc.	3,047	57,954
GFL Environmental, Inc.	17,278	665,855
Harsco Corp. (A)	8,440	123,055
Healthcare Services Group, Inc.	7,978	139,615
Heritage-Crystal Clean, Inc. (A)	1,990	63,859
HNI Corp.	4,596	181,588
IAA, Inc. (A)	35,858	1,731,941
Interface, Inc.	6,183	88,170
KAR Auction Services, Inc. (A)	44,224	662,918
Kimball International, Inc., Class B	5,240	53,658
Matthews International Corp., Class A	3,280	113,718
MillerKnoll, Inc.	27,823	1,055,605
Montrose Environmental Group, Inc. (A)	2,427	177,729
MSA Safety, Inc.	9,695	1,389,487
Pitney Bowes, Inc.	18,753	128,083
Rentokil Initial PLC	137,704	1,121,413
Republic Services, Inc.	31,800	4,205,868
Ritchie Bros Auctioneers, Inc.	12,304	835,164
Rollins, Inc.	34,723	1,155,581
RR Donnelley & Sons Company (A)	7,984	84,311
S-1 Corp.	2,076	128,945
Secom Company, Ltd.	26,394	1,786,667
Securitas AB, B Shares	37,915	547,807
Sohgo Security Services Company, Ltd.	8,900	379,377
SP Plus Corp. (A)	2,533	68,670
Steelcase, Inc., Class A	9,504	106,350
Stericycle, Inc. (A)	24,435	1,380,578
Tetra Tech, Inc.	19,957	3,685,659
The Brink's Company	18,363	1,123,081
TOPPAN, Inc.	33,400	506,278
UniFirst Corp.	1,555	298,016
US Ecology, Inc. (A)	3,543	120,710

73

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Viad Corp. (A)	2,193	$92,786
VSE Corp.	1,279	70,012
Waste Management, Inc.	58,238	9,357,099
		48,083,379
Construction and engineering – 0.4%
ACS Actividades de Construccion y Servicios SA	50,359	1,206,904
AECOM (A)	38,323	2,641,988
Ameresco, Inc., Class A (A)	3,208	289,779
API Group Corp. (A)	20,815	485,198
Arcosa, Inc.	4,989	255,287
Argan, Inc.	1,677	65,906
Bouygues SA	27,525	929,656
China Communications Services Corp., Ltd., H Shares	265,200	126,251
China Conch Venture Holdings, Ltd.	182,900	894,001
China Railway Group, Ltd., H Shares	446,200	212,130
China State Construction International Holdings, Ltd.	227,900	230,427
Comfort Systems USA, Inc.	3,723	353,201
Concrete Pumping Holdings, Inc. (A)	3,465	28,309
Construction Partners, Inc., Class A (A)	3,039	104,967
Dycom Industries, Inc. (A)	11,324	1,058,568
Eiffage SA	10,299	959,216
EMCOR Group, Inc.	19,797	2,362,574
Ferrovial SA	97,144	2,704,917
Fluor Corp. (A)	52,646	1,164,003
Granite Construction, Inc.	4,738	184,213
Great Lakes Dredge & Dock Corp. (A)	6,825	100,874
GS Engineering & Construction Corp.	8,415	259,752
Hyundai Engineering & Construction Company, Ltd.	9,931	368,969
IES Holdings, Inc. (A)	1,007	48,326
Infrastructure and Energy Alternatives, Inc. (A)	3,171	29,998
INNOVATE Corp. (A)	6,518	24,834
Kajima Corp.	56,900	625,776
MasTec, Inc. (A)	15,222	1,403,012
MYR Group, Inc. (A)	1,693	187,432
NV5 Global, Inc. (A)	1,378	181,207
Obayashi Corp.	83,500	613,305
Primoris Services Corp.	5,675	127,234
Quanta Services, Inc.	29,468	3,352,869
Samsung Engineering Company, Ltd. (A)	19,799	345,711
Shimizu Corp.	70,000	441,004
Skanska AB, B Shares	41,265	949,472
Sterling Construction Company, Inc. (A)	3,131	80,686
Taisei Corp.	24,000	698,666
Tutor Perini Corp. (A)	4,485	57,677
Valmont Industries, Inc.	5,643	1,348,846
Vinci SA	64,360	6,089,207
WillScot Mobile Mini Holdings Corp. (A)	21,874	833,181
WSP Global, Inc.	13,056	1,816,056
		36,241,589
Electrical equipment – 1.1%
ABB, Ltd.	204,999	7,089,437
Acuity Brands, Inc.	9,499	1,912,624
Allied Motion Technologies, Inc.	1,543	60,871
American Superconductor Corp. (A)	3,467	44,378
AMETEK, Inc.	30,268	4,131,582
Array Technologies, Inc. (A)	13,483	242,896
Atkore, Inc. (A)	4,804	511,626
AZZ, Inc.	2,548	132,216
Babcock & Wilcox Enterprises, Inc. (A)	6,762	61,534
Ballard Power Systems, Inc. (A)	26,627	405,413
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Beam Global (A)	1,073	$28,477
Blink Charging Company (A)(C)	3,912	150,338
Bloom Energy Corp., Class A (A)	14,701	403,983
Doosan Heavy Industries & Construction Company, Ltd. (A)	34,076	545,652
Eaton Corp. PLC	53,073	8,601,010
Ecopro BM Company, Ltd.	1,373	627,681
Emerson Electric Company	79,008	6,940,063
Encore Wire Corp.	2,088	293,280
EnerSys	15,799	1,170,548
Eos Energy Enterprises, Inc. (A)	4,805	47,810
FuelCell Energy, Inc. (A)(C)	34,285	297,594
Fuji Electric Company, Ltd.	16,100	838,160
Generac Holdings, Inc. (A)	8,300	3,496,292
GrafTech International, Ltd.	21,259	247,667
Hubbell, Inc.	14,466	2,830,996
Legrand SA	32,285	3,546,667
Mitsubishi Electric Corp.	229,618	2,869,018
Nidec Corp.	56,100	6,423,873
nVent Electric PLC	44,719	1,557,563
Prysmian SpA	64,081	2,375,796
Regal Rexnord Corp.	20,816	3,291,010
Rockwell Automation, Inc.	15,237	5,122,679
Romeo Power, Inc. (A)(C)	14,420	57,103
Schneider Electric SE	63,664	11,298,700
Schneider Electric SE (Euronext London Exchange)	1,474	259,831
Siemens Energy AG (A)	49,345	1,314,486
Siemens Gamesa Renewable Energy SA (A)	48,416	1,292,479
Stem, Inc. (A)	5,143	109,134
Sunrun, Inc. (A)	54,781	2,522,117
Thermon Group Holdings, Inc. (A)	4,006	69,144
TPI Composites, Inc. (A)	3,907	69,662
Vestas Wind Systems A/S	116,098	3,898,194
Vicor Corp. (A)	2,194	314,751
WEG SA	180,096	1,032,488
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (C)	87,000	190,681
Zhuzhou CRRC Times Electric Company, Ltd.	61,100	401,058
		89,128,562
Industrial conglomerates – 0.8%
3M Company	51,003	8,672,550
Aboitiz Equity Ventures, Inc.	217,160	212,192
Ayala Corp.	30,705	508,084
CITIC, Ltd.	658,333	593,011
CJ Corp.	1,850	124,528
CK Hutchison Holdings, Ltd.	238,972	1,496,015
DCC PLC	7,312	538,570
Far Eastern New Century Corp.	355,133	355,153
Fosun International, Ltd.	289,500	315,940
General Electric Company	97,549	9,266,180
Grupo Carso SAB de CV, Series A1	61,400	178,681
GT Capital Holdings, Inc.	10,678	120,474
HAP Seng Consolidated BHD	70,600	127,138
Hitachi, Ltd.	121,500	7,117,245
Honeywell International, Inc.	60,414	12,218,127
Investment AB Latour, B Shares	17,887	674,213
Jardine Matheson Holdings, Ltd.	18,932	1,070,809
JG Summit Holdings, Inc.	335,575	377,566
Keppel Corp., Ltd.	55,531	206,980
KOC Holding AS	71,844	147,277
LG Corp.	11,058	731,783
Melrose Industries PLC	325,289	624,950

74

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
Raven Industries, Inc. (A)	3,641	$211,469
Roper Technologies, Inc.	9,239	4,288,282
Samsung C&T Corp.	10,763	954,698
Siemens AG	94,573	15,076,414
Sime Darby BHD	313,900	163,033
SK, Inc.	3,998	870,655
SM Investments Corp.	26,770	519,743
Smiths Group PLC	29,696	567,170
The Bidvest Group, Ltd.	26,646	301,421
Toshiba Corp.	51,300	2,047,587
Turkiye Sise ve Cam Fabrikalari AS	137,052	124,483
		70,802,421
Machinery – 1.8%
AGCO Corp.	16,444	1,812,293
AgEagle Aerial Systems, Inc. (A)	7,002	15,825
Airtac International Group	17,000	520,277
Alamo Group, Inc.	994	141,367
Albany International Corp., Class A	3,167	256,305
Alfa Laval AB	38,046	1,468,022
Alstom SA	38,261	1,363,692
Altra Industrial Motion Corp.	6,843	360,695
Astec Industries, Inc.	2,464	154,444
Atlas Copco AB, A Shares	81,022	4,956,833
Atlas Copco AB, B Shares	47,316	2,457,572
Barnes Group, Inc.	5,021	218,162
Blue Bird Corp. (A)	1,859	37,626
Caterpillar, Inc.	36,562	7,069,263
Chart Industries, Inc. (A)	3,801	663,465
CIRCOR International, Inc. (A)	2,138	57,619
CNH Industrial NV	258,075	4,236,083
Colfax Corp. (A)	34,457	1,600,183
Columbus McKinnon Corp.	2,909	129,218
Commercial Vehicle Group, Inc. (A)	4,061	34,072
Crane Company	13,257	1,279,831
Cummins, Inc.	9,734	2,041,707
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	4,686	90,815
Daifuku Company, Ltd.	12,700	1,014,745
Deere & Company	18,903	6,531,743
Desktop Metal, Inc., Class A (A)(C)	20,390	132,943
Donaldson Company, Inc.	33,408	1,885,213
Doosan Bobcat, Inc. (A)	6,449	196,318
Douglas Dynamics, Inc.	2,540	100,965
Dover Corp.	9,791	1,604,255
Energy Recovery, Inc. (A)	4,642	98,643
Enerpac Tool Group Corp.	6,584	138,988
EnPro Industries, Inc.	2,151	219,402
Epiroc AB, A Shares	79,396	1,922,154
Epiroc AB, B Shares	47,533	955,839
ESCO Technologies, Inc.	2,701	220,780
Evoqua Water Technologies Corp. (A)	12,114	544,888
FANUC Corp.	24,100	4,724,620
Federal Signal Corp.	6,256	265,442
Flowserve Corp.	34,652	1,038,867
Fortive Corp.	23,962	1,770,073
Franklin Electric Company, Inc.	4,754	418,590
GEA Group AG	18,710	946,869
Graco, Inc.	45,154	3,291,275
Haitian International Holdings, Ltd.	73,200	202,197
Harmonic Drive Systems, Inc.	5,500	225,965
Helios Technologies, Inc.	3,394	340,520
Hillenbrand, Inc.	7,640	340,744
Hino Motors, Ltd.	36,200	298,744
Hitachi Construction Machinery Company, Ltd.	13,600	392,921
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hiwin Technologies Corp.	33,005	$337,597
Hoshizaki Corp.	6,800	516,640
Husqvarna AB, B Shares	50,933	717,062
Hydrofarm Holdings Group, Inc. (A)	4,135	136,455
Hyliion Holdings Corp. (A)(C)	12,987	86,104
Hyster-Yale Materials Handling, Inc.	1,165	45,738
Hyundai Heavy Industries Holdings Company, Ltd.	5,896	262,620
Ideanomics, Inc. (A)(C)	43,111	69,409
IDEX Corp.	5,151	1,156,863
Illinois Tool Works, Inc.	19,083	4,430,118
Ingersoll Rand, Inc.	27,035	1,577,222
ITT, Inc.	22,904	2,166,260
John Bean Technologies Corp.	3,275	516,697
Kadant, Inc.	1,182	277,132
Kennametal, Inc.	31,077	1,099,193
KION Group AG	8,906	957,566
Knorr-Bremse AG	8,854	880,741
Komatsu, Ltd.	110,000	2,488,536
Kone OYJ, B Shares	41,977	2,757,665
Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	4,878	358,876
Kubota Corp.	129,000	2,684,230
Kurita Water Industries, Ltd.	12,289	572,406
Lincoln Electric Holdings, Inc.	15,798	2,132,098
Lindsay Corp.	1,094	159,199
Luxfer Holdings PLC	3,127	59,350
Makita Corp.	28,000	1,229,421
Meritor, Inc. (A)	7,161	181,102
Miller Industries, Inc.	1,410	46,121
MINEBEA MITSUMI, Inc.	45,700	1,202,617
MISUMI Group, Inc.	35,400	1,492,568
Mitsubishi Heavy Industries, Ltd.	40,540	909,334
Miura Company, Ltd.	11,100	387,925
Mueller Industries, Inc.	5,800	320,914
Mueller Water Products, Inc., Class A	16,604	226,479
Nabtesco Corp.	14,400	414,332
NGK Insulators, Ltd.	32,700	516,426
Nikola Corp. (A)(C)	23,773	242,960
Nordson Corp.	14,381	3,655,506
NSK, Ltd.	49,000	330,815
Omega Flex, Inc.	324	38,226
Oshkosh Corp.	18,258	1,964,561
Otis Worldwide Corp.	28,945	2,327,178
PACCAR, Inc.	23,375	1,949,943
Parker-Hannifin Corp.	8,643	2,610,705
Park-Ohio Holdings Corp.	1,276	26,936
Pentair PLC	11,153	821,865
Proto Labs, Inc. (A)	3,009	150,811
Rational AG	625	575,730
RBC Bearings, Inc. (A)	2,732	540,089
REV Group, Inc.	3,146	49,392
Samsung Heavy Industries Company, Ltd. (A)	78,448	335,984
Sandvik AB	136,862	3,379,017
Sany Heavy Equipment International Holdings Company, Ltd.	121,000	125,620
Schindler Holding AG	2,283	566,621
Schindler Holding AG, Participation Certificates	4,866	1,253,326
Sinotruk Hong Kong, Ltd.	78,600	116,316
SKF AB, B Shares	46,360	1,058,243
SMC Corp.	7,196	4,594,224
Snap-on, Inc.	3,647	750,954
Spirax-Sarco Engineering PLC	5,437	1,128,116

75

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SPX Corp. (A)	4,630	$269,235
SPX FLOW, Inc.	4,370	364,939
Standex International Corp.	1,244	128,144
Stanley Black & Decker, Inc.	11,217	1,960,283
Techtronic Industries Company, Ltd.	120,000	2,468,005
Tennant Company	1,937	152,364
Terex Corp.	25,629	1,086,157
The Gorman-Rupp Company	2,461	106,389
The Greenbrier Companies, Inc.	3,325	132,967
The Manitowoc Company, Inc. (A)	3,776	71,971
The Middleby Corp. (A)	14,798	2,584,915
The Shyft Group, Inc.	3,643	177,086
The Timken Company	18,460	1,215,222
The Toro Company	28,480	2,863,949
THK Company, Ltd.	15,100	357,843
Titan International, Inc. (A)	5,862	40,389
Toyota Industries Corp.	18,529	1,519,786
Trinity Industries, Inc.	30,391	805,362
Volvo AB, A Shares	23,022	502,963
Volvo AB, B Shares	174,890	3,765,308
Wabash National Corp.	5,393	90,063
Wabtec Corp.	12,902	1,145,311
Wartsila OYJ ABP	58,467	809,955
Watts Water Technologies, Inc., Class A	2,826	533,294
Weichai Power Company, Ltd., H Shares	218,980	388,372
Welbilt, Inc. (A)	13,632	321,170
Woodward, Inc.	16,920	1,790,136
Xylem, Inc.	12,130	1,469,064
Yaskawa Electric Corp.	30,200	1,347,949
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	159,000	104,163
		151,327,980
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	355	1,015,991
A.P. Moller - Maersk A/S, Series B	672	2,023,238
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(C)	378,789	645,580
Costamare, Inc.	5,475	65,700
Eagle Bulk Shipping, Inc.	1,022	40,952
Evergreen Marine Corp. Taiwan, Ltd.	307,748	1,363,073
Genco Shipping & Trading, Ltd.	3,384	52,147
HMM Company, Ltd. (A)	32,713	649,936
Kirby Corp. (A)	15,990	834,998
Kuehne + Nagel International AG	6,388	1,826,130
Matson, Inc.	4,439	361,912
MISC BHD	149,500	235,666
Nippon Yusen KK	20,300	1,314,807
Pan Ocean Company, Ltd.	34,582	150,755
Safe Bulkers, Inc. (A)	6,976	25,253
SITC International Holdings Company, Ltd.	116,000	463,116
Wan Hai Lines, Ltd.	75,000	421,335
Yang Ming Marine Transport Corp. (A)	193,000	792,528
		12,283,117
Professional services – 0.9%
51job, Inc., ADR (A)	3,400	196,180
Acacia Research Corp. (A)	6,163	30,199
Adecco Group AG	18,353	850,539
ASGN, Inc. (A)	19,481	2,370,448
Barrett Business Services, Inc.	873	61,625
Bureau Veritas SA	35,059	1,110,330
CACI International, Inc., Class A (A)	6,265	1,625,329
CBIZ, Inc. (A)	5,087	183,285
CRA International, Inc.	767	70,618
Equifax, Inc.	18,229	5,079,511
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Experian PLC	68,657	$3,082,414
Exponent, Inc.	5,377	626,421
First Advantage Corp. (A)	3,231	56,026
Forrester Research, Inc. (A)	1,230	69,421
Franklin Covey Company (A)	1,452	63,859
FTI Consulting, Inc. (A)	9,118	1,332,049
Heidrick & Struggles International, Inc.	2,076	89,621
Huron Consulting Group, Inc. (A)	2,370	108,285
ICF International, Inc.	1,904	184,193
IHS Markit, Ltd.	59,091	7,553,012
Insperity, Inc.	13,331	1,542,930
Intertek Group PLC	11,990	849,068
Jacobs Engineering Group, Inc.	19,533	2,784,624
KBR, Inc.	52,090	2,291,960
Kelly Services, Inc., Class A	3,935	66,344
Kforce, Inc.	2,126	162,915
Korn Ferry	5,723	416,291
Leidos Holdings, Inc.	21,333	1,875,384
ManpowerGroup, Inc.	14,427	1,293,092
ManTech International Corp., Class A	2,814	191,211
Nielsen Holdings PLC	55,612	1,065,526
Nihon M&A Center Holdings, Inc.	37,900	1,111,975
Persol Holdings Company, Ltd.	22,000	633,440
Randstad NV	12,399	782,388
Recruit Holdings Company, Ltd.	170,100	10,328,411
RELX PLC	143,506	4,451,647
Resources Connection, Inc.	3,852	66,177
Robert Half International, Inc.	16,975	1,887,111
Science Applications International Corp.	15,418	1,293,416
SGS SA	703	2,120,790
Teleperformance	7,094	2,917,996
Thomson Reuters Corp.	19,623	2,347,940
TriNet Group, Inc. (A)	4,194	420,658
TrueBlue, Inc. (A)	3,745	97,445
Upwork, Inc. (A)	12,342	459,863
Verisk Analytics, Inc.	24,004	5,397,779
Willdan Group, Inc. (A)	1,344	53,773
Wolters Kluwer NV	27,490	3,091,549
		74,745,068
Road and rail – 1.0%
ArcBest Corp.	2,661	274,296
Aurizon Holdings, Ltd.	70,138	167,733
Avis Budget Group, Inc. (A)	17,654	4,847,612
BTS Group Holdings PCL, NVDR	970,200	264,509
Canadian National Railway Company	78,118	9,897,984
Canadian Pacific Railway, Ltd.	73,665	5,155,310
Central Japan Railway Company	18,088	2,486,658
CJ Logistics Corp. (A)	1,180	123,109
Covenant Logistics Group, Inc. (A)	1,615	40,488
CSX Corp.	224,460	7,779,784
Daseke, Inc. (A)	4,732	45,664
DiDi Global, Inc., ADR (A)(C)	33,700	257,131
East Japan Railway Company	37,700	2,311,368
Hankyu Hanshin Holdings, Inc.	28,500	844,421
Heartland Express, Inc.	5,269	88,203
JB Hunt Transport Services, Inc.	8,366	1,599,245
Kansas City Southern	8,978	2,611,251
Keio Corp.	12,820	576,432
Keisei Electric Railway Company, Ltd.	16,135	441,420
Kintetsu Group Holdings Company, Ltd. (A)	21,300	611,779
Knight-Swift Transportation Holdings, Inc.	44,152	2,527,702
Landstar System, Inc.	10,182	1,716,176
Localiza Rent a Car SA	65,345	594,072
Marten Transport, Ltd.	6,681	107,430

76

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
MTR Corp., Ltd.	133,368	$710,336
Nippon Express Company, Ltd.	9,580	545,390
Norfolk Southern Corp.	24,310	6,448,714
Odakyu Electric Railway Company, Ltd.	36,600	704,938
Old Dominion Freight Line, Inc.	9,145	3,248,030
Rumo SA (A)	137,000	428,167
Ryder System, Inc.	14,305	1,188,459
Saia, Inc. (A)	9,747	3,228,011
Tobu Railway Company, Ltd.	23,400	528,841
Tokyu Corp.	61,993	856,858
Union Pacific Corp.	64,122	15,109,708
Werner Enterprises, Inc.	22,879	1,032,072
West Japan Railway Company	26,800	1,154,885
XPO Logistics, Inc. (A)	26,223	1,899,594
Yellow Corp. (A)	6,149	80,921
		82,534,701
Trading companies and distributors – 0.5%
Applied Industrial Technologies, Inc.	4,044	384,342
Ashtead Group PLC	33,448	2,690,828
Beacon Roofing Supply, Inc. (A)	5,882	293,571
BlueLinx Holdings, Inc. (A)	1,022	72,092
BOC Aviation, Ltd. (B)	23,900	168,327
Boise Cascade Company	4,093	265,349
Brenntag SE	18,984	1,625,988
Bunzl PLC	24,961	949,739
Custom Truck One Source, Inc. (A)	4,895	36,810
DXP Enterprises, Inc. (A)	2,194	60,620
Fastenal Company	47,809	2,828,859
Ferguson PLC	16,639	2,532,915
GATX Corp.	13,067	1,287,100
Global Industrial, Inc.	1,300	52,078
GMS, Inc. (A)	4,469	249,683
H&E Equipment Services, Inc.	3,473	146,213
Herc Holdings, Inc.	2,611	445,045
ITOCHU Corp.	149,437	4,273,615
Lawson Products, Inc. (A)	613	29,504
Marubeni Corp.	196,300	1,755,387
McGrath RentCorp	2,554	197,424
Mitsubishi Corp.	158,200	4,703,990
Mitsui & Company, Ltd.	190,800	4,289,835
MonotaRO Company, Ltd.	30,900	608,328
MRC Global, Inc. (A)	9,122	62,759
MSC Industrial Direct Company, Inc., Class A	12,501	983,829
NOW, Inc. (A)	12,365	103,371
Reece, Ltd.	10,681	176,524
Rush Enterprises, Inc., Class A	3,984	203,025
Rush Enterprises, Inc., Class B	1,062	51,804
Sumitomo Corp.	140,955	1,919,141
Textainer Group Holdings, Ltd. (A)	4,980	162,697
Titan Machinery, Inc. (A)	2,209	73,427
Toromont Industries, Ltd.	9,359	786,114
Toyota Tsusho Corp.	26,893	1,164,580
Transcat, Inc. (A)	850	75,625
Triton International, Ltd.	6,937	388,264
United Rentals, Inc. (A)	6,201	2,100,527
Univar Solutions, Inc. (A)	45,464	1,177,972
Veritiv Corp. (A)	1,536	193,597
W.W. Grainger, Inc.	3,649	1,756,665
Watsco, Inc.	8,771	2,567,359
WESCO International, Inc. (A)	4,610	572,239
		44,467,161
Transportation infrastructure – 0.2%
Aena SME SA (A)(B)	15,279	2,243,964
Aeroports de Paris (A)	3,540	413,856
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation infrastructure (continued)
Airports of Thailand PCL, NVDR	541,500	$959,028
Atlantia SpA (A)	124,302	2,269,964
Auckland International Airport, Ltd. (A)	192,092	1,030,321
Bangkok Expressway & Metro PCL, NVDR (C)	968,300	242,658
Beijing Capital International Airport Company, Ltd., H Shares (A)	200,211	116,214
CCR SA	127,915	280,092
China Merchants Port Holdings Company, Ltd.	162,031	249,333
COSCO SHIPPING Ports, Ltd.	203,108	159,615
Getlink SE	52,659	778,039
Grupo Aeroportuario del Pacifico SAB de CV, B Shares (A)	51,500	595,784
Grupo Aeroportuario del Sureste SAB de CV, B Shares	28,760	528,457
International Container Terminal Services, Inc.	113,000	444,248
Jiangsu Expressway Company, Ltd., H Shares	136,055	132,307
Malaysia Airports Holdings BHD (A)	114,422	155,663
Promotora y Operadora de Infraestructura SAB de CV	32,720	225,504
Shenzhen International Holdings, Ltd.	142,000	154,880
Sydney Airport (A)	48,945	288,271
Taiwan High Speed Rail Corp.	223,632	238,305
Transurban Group	112,030	1,081,430
Westports Holdings BHD	110,800	106,416
Zhejiang Expressway Company, Ltd., H Shares	164,982	155,726
		12,850,075
		826,543,007
Information technology – 18.9%
Communications equipment – 0.6%
Accton Technology Corp.	61,000	633,597
ADTRAN, Inc.	5,219	106,363
Arista Networks, Inc. (A)	21,560	2,674,734
Aviat Networks, Inc. (A)	1,113	34,881
BYD Electronic International Company, Ltd. (C)	75,800	280,425
CalAmp Corp. (A)	4,514	41,439
Calix, Inc. (A)	5,764	385,957
Cambium Networks Corp. (A)	1,126	30,638
Ciena Corp. (A)	41,170	2,479,669
Cisco Systems, Inc.	403,676	22,137,592
Clearfield, Inc. (A)	1,324	85,716
Comtech Telecommunications Corp.	2,918	74,088
Digi International, Inc. (A)	3,737	80,458
DZS, Inc. (A)	2,420	31,363
EMCORE Corp. (A)	4,242	31,264
Extreme Networks, Inc. (A)	13,235	178,673
F5, Inc. (A)	5,825	1,325,654
Harmonic, Inc. (A)	9,863	106,027
Infinera Corp. (A)	19,328	157,137
Inseego Corp. (A)(C)	9,700	62,662
Juniper Networks, Inc.	31,262	973,186
Lumentum Holdings, Inc. (A)	20,191	1,751,973
Motorola Solutions, Inc.	16,320	4,131,898
NETGEAR, Inc. (A)	3,203	85,648
NetScout Systems, Inc. (A)	7,270	217,373
Nokia OYJ (A)	667,689	3,742,166
Plantronics, Inc. (A)	4,482	114,381
Ribbon Communications, Inc. (A)	8,012	43,665
Telefonaktiebolaget LM Ericsson, B Shares	352,801	3,546,519
ViaSat, Inc. (A)	19,506	863,921

77

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Viavi Solutions, Inc. (A)	23,833	$352,967
ZTE Corp., H Shares	85,515	232,001
		46,994,035
Electronic equipment, instruments and components – 1.4%
908 Devices, Inc. (A)	1,435	34,440
AAC Technologies Holdings, Inc.	80,600	352,034
Advanced Energy Industries, Inc.	4,031	353,478
Aeva Technologies, Inc. (A)(C)	8,312	82,704
Akoustis Technologies, Inc. (A)(C)	5,174	35,908
Amphenol Corp., Class A	57,768	4,654,945
Arlo Technologies, Inc. (A)	9,965	77,229
Arrow Electronics, Inc. (A)	19,105	2,324,123
AU Optronics Corp.	996,851	718,112
Avnet, Inc.	26,469	960,031
Azbil Corp.	15,400	678,836
Badger Meter, Inc.	2,991	306,159
Belden, Inc.	16,541	1,020,083
Benchmark Electronics, Inc.	3,745	88,307
CDW Corp.	13,301	2,518,677
Cognex Corp.	47,007	3,631,291
Coherent, Inc. (A)	6,527	1,690,036
Corning, Inc.	75,215	2,789,724
CTS Corp.	3,368	117,341
Delta Electronics Thailand PCL	30,200	401,011
Delta Electronics Thailand PCL, NVDR	9,200	122,162
Delta Electronics, Inc.	237,898	2,186,977
ePlus, Inc. (A)	1,380	145,576
Fabrinet (A)	3,832	423,666
FARO Technologies, Inc. (A)	1,928	133,919
Foxconn Technology Company, Ltd.	112,180	262,068
Halma PLC	28,042	1,117,773
Hamamatsu Photonics KK	17,500	1,074,432
Hexagon AB, B Shares	238,384	3,466,739
Hirose Electric Company, Ltd.	4,030	675,857
Hon Hai Precision Industry Company, Ltd.	1,522,172	5,640,268
Ibiden Company, Ltd.	13,200	816,189
Identiv, Inc. (A)	2,569	59,061
II-VI, Inc. (A)	38,817	2,427,227
Innolux Corp.	1,130,300	705,282
Insight Enterprises, Inc. (A)	3,558	350,890
IPG Photonics Corp. (A)	3,424	562,187
Itron, Inc. (A)	4,756	294,444
Jabil, Inc.	38,793	2,267,839
Keyence Corp.	24,406	15,072,687
Keysight Technologies, Inc. (A)	17,711	3,444,435
Kimball Electronics, Inc. (A)	2,674	56,742
Kingboard Holdings, Ltd.	76,100	382,013
Kingboard Laminates Holdings, Ltd.	107,000	187,613
Knowles Corp. (A)	9,326	202,561
Kyocera Corp.	40,400	2,394,528
Largan Precision Company, Ltd.	12,590	897,243
LG Display Company, Ltd. (A)	29,834	498,984
LG Innotek Company, Ltd.	1,815	463,260
Littelfuse, Inc.	6,549	1,954,746
Luna Innovations, Inc. (A)	4,198	35,137
Methode Electronics, Inc.	3,926	174,589
MicroVision, Inc. (A)(C)	17,368	122,965
Murata Manufacturing Company, Ltd.	72,097	5,289,323
Nan Ya Printed Circuit Board Corp.	27,000	603,119
Napco Security Technologies, Inc. (A)	1,616	75,096
National Instruments Corp.	35,375	1,468,770
nLight, Inc. (A)	4,584	114,096
Novanta, Inc. (A)	3,657	590,423
Omron Corp.	23,267	2,235,507
OSI Systems, Inc. (A)	1,757	159,764
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
PAR Technology Corp. (A)(C)	2,578	$135,010
PC Connection, Inc.	1,132	49,627
Plexus Corp. (A)	2,893	243,417
Rogers Corp. (A)	1,943	529,701
Samsung Electro-Mechanics Company, Ltd.	7,178	1,005,182
Samsung SDI Company, Ltd.	6,942	4,011,100
Sanmina Corp. (A)	6,669	243,685
ScanSource, Inc. (A)	2,672	83,500
Shimadzu Corp.	29,600	1,255,050
Sunny Optical Technology Group Company, Ltd.	79,850	2,405,146
Synnex Technology International Corp.	162,544	340,187
TD SYNNEX Corp.	11,052	1,143,440
TDK Corp.	48,900	1,934,456
TE Connectivity, Ltd.	31,951	4,918,217
Teledyne Technologies, Inc. (A)	4,517	1,875,865
Trimble, Inc. (A)	23,990	2,060,021
TTM Technologies, Inc. (A)	11,085	152,751
Unimicron Technology Corp.	147,000	1,200,402
Velodyne Lidar, Inc. (A)(C)	8,851	48,858
Venture Corp., Ltd.	10,800	146,148
Vishay Intertechnology, Inc.	49,115	1,000,473
Vishay Precision Group, Inc. (A)	1,609	55,237
Vontier Corp.	44,937	1,415,965
Walsin Technology Corp. (A)	40,000	248,331
WPG Holdings, Ltd.	190,360	343,143
Yageo Corp.	45,726	746,927
Yokogawa Electric Corp.	28,700	538,010
Zebra Technologies Corp., Class A (A)	5,162	3,039,282
Zhen Ding Technology Holding, Ltd.	83,817	293,864
		113,453,621
IT services – 2.5%
Accenture PLC, Class A	51,835	18,525,829
Adyen NV (A)(B)	2,040	5,650,463
Afterpay, Ltd. (A)	7,993	612,109
Akamai Technologies, Inc. (A)	13,326	1,501,840
Alliance Data Systems Corp.	13,236	902,166
Amadeus IT Group SA (A)	91,745	5,874,031
Atos SE	12,019	513,675
Automatic Data Processing, Inc.	34,912	8,060,832
Bechtle AG	10,052	724,644
BigCommerce Holdings, Inc., Series 1 (A)	5,128	232,145
Brightcove, Inc. (A)	4,735	45,598
Broadridge Financial Solutions, Inc.	9,601	1,618,441
Cantaloupe, Inc. (A)	6,560	59,171
Capgemini SE	19,350	4,467,365
Cass Information Systems, Inc.	1,653	66,384
CGI, Inc. (A)	24,830	2,074,334
Chinasoft International, Ltd. (A)	292,000	485,501
Chindata Group Holdings, Ltd., ADR (A)	9,900	93,654
Cognizant Technology Solutions Corp., Class A	43,155	3,365,227
Computershare, Ltd.	20,065	271,189
Concentrix Corp.	11,390	1,890,740
Conduent, Inc. (A)	17,964	90,539
CSG Systems International, Inc.	3,419	180,215
DigitalOcean Holdings, Inc. (A)	5,183	522,498
DXC Technology Company (A)	21,314	639,207
Edenred	29,624	1,325,182
EVERTEC, Inc.	6,247	262,312
EVO Payments, Inc., Class A (A)	5,086	108,281
ExlService Holdings, Inc. (A)	3,385	439,610
Fidelity National Information Services, Inc.	50,948	5,324,066

78

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Fiserv, Inc. (A)	48,889	$4,718,766
FleetCor Technologies, Inc. (A)	6,914	1,432,097
Flywire Corp. (A)	1,306	53,076
Fujitsu, Ltd.	24,700	4,082,509
Gartner, Inc. (A)	7,013	2,189,809
GDS Holdings, Ltd., ADR (A)	9,800	549,192
Genpact, Ltd.	45,946	2,217,813
Global Payments, Inc.	24,153	2,875,173
GMO Payment Gateway, Inc.	5,200	692,898
GreenSky, Inc., Class A (A)	7,827	88,758
Grid Dynamics Holdings, Inc. (A)	4,386	172,063
i3 Verticals, Inc., Class A (A)	2,513	46,867
IBM Corp.	73,785	8,640,224
International Money Express, Inc. (A)	3,706	55,998
Itochu Techno-Solutions Corp.	11,700	380,622
Jack Henry & Associates, Inc.	6,032	914,632
Kingsoft Cloud Holdings, Ltd., ADR (A)(C)	6,200	107,136
Kyndryl Holdings, Inc. (A)	47,336	747,909
Limelight Networks, Inc. (A)	17,280	47,520
LiveRamp Holdings, Inc. (A)	25,015	1,173,954
Mastercard, Inc., Class A	72,805	22,927,751
MAXIMUS, Inc.	22,651	1,709,018
MoneyGram International, Inc. (A)	9,597	56,910
NEC Corp.	30,900	1,394,124
Nexi SpA (A)(B)	110,561	1,691,563
Nomura Research Institute, Ltd.	41,900	1,791,317
NTT Data Corp.	78,900	1,665,090
Nuvei Corp. (A)(B)	6,259	616,321
Obic Company, Ltd.	8,700	1,600,041
Otsuka Corp.	14,200	648,944
Paya Holdings, Inc. (A)	8,786	56,582
Paychex, Inc.	26,452	3,153,078
PayPal Holdings, Inc. (A)	97,003	17,934,885
Perficient, Inc. (A)	3,386	463,984
Rackspace Technology, Inc. (A)	5,968	85,104
Repay Holdings Corp. (A)	9,313	152,361
Sabre Corp. (A)	85,832	646,315
Samsung SDS Company, Ltd.	4,450	534,751
SCSK Corp.	19,500	369,320
Shopify, Inc., Class A (A)	12,368	18,792,641
The Hackett Group, Inc.	2,851	58,331
The Western Union Company	33,766	534,178
TIS, Inc.	27,800	856,927
TravelSky Technology, Ltd., H Shares	106,900	176,569
TTEC Holdings, Inc.	1,925	162,451
Tucows, Inc., Class A (A)(C)	1,042	84,746
Unisys Corp. (A)	6,805	123,579
VeriSign, Inc. (A)	7,969	1,911,843
Verra Mobility Corp. (A)	14,178	204,021
Visa, Inc., Class A	138,476	26,832,495
VNET Group, Inc., ADR (A)	10,500	102,060
WEX, Inc. (A)	11,917	1,506,547
Wix.com, Ltd. (A)	10,100	1,543,280
Worldline SA (A)(B)	28,765	1,508,141
		209,009,532
Semiconductors and semiconductor equipment – 5.1%
Advanced Micro Devices, Inc. (A)	108,037	17,109,820
Advantest Corp.	25,100	2,191,247
Alpha & Omega Semiconductor, Ltd. (A)	2,278	111,895
Ambarella, Inc. (A)	3,647	654,709
Amkor Technology, Inc.	37,260	803,326
Analog Devices, Inc.	47,491	8,560,253
Applied Materials, Inc.	80,971	11,918,121
ASE Technology Holding Company, Ltd.	404,422	1,474,219
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
ASM International NV	4,899	$2,202,063
ASMedia Technology, Inc.	3,000	208,887
ASML Holding NV	43,319	34,000,234
Atomera, Inc. (A)(C)	2,297	55,335
Axcelis Technologies, Inc. (A)	3,456	213,650
AXT, Inc. (A)	5,192	42,678
Broadcom, Inc.	36,114	19,995,600
Brooks Automation, Inc.	19,764	2,235,308
CEVA, Inc. (A)	2,426	106,987
Cirrus Logic, Inc. (A)	15,322	1,228,518
CMC Materials, Inc.	10,831	1,438,357
Cohu, Inc. (A)	5,073	167,257
Daqo New Energy Corp., ADR (A)	6,700	384,178
Diodes, Inc. (A)	4,502	478,788
Disco Corp.	3,600	1,030,508
DSP Group, Inc. (A)	2,424	53,304
Enphase Energy, Inc. (A)	12,074	3,018,500
First Solar, Inc. (A)	26,303	2,724,991
Flat Glass Group Company, Ltd., H Shares (C)	45,000	196,249
FormFactor, Inc. (A)	8,114	340,139
Globalwafers Company, Ltd.	27,000	790,753
Hua Hong Semiconductor, Ltd. (A)(B)	58,100	387,093
Ichor Holdings, Ltd. (A)	2,926	140,126
Impinj, Inc. (A)	1,982	148,591
Infineon Technologies AG	161,755	7,313,501
Intel Corp.	358,675	17,646,810
KLA Corp.	13,351	5,448,944
Kopin Corp. (A)(C)	8,595	44,866
Kulicke & Soffa Industries, Inc.	6,376	367,640
Lam Research Corp.	12,278	8,347,198
Lasertec Corp.	9,400	2,441,039
Lattice Semiconductor Corp. (A)	50,376	3,825,050
MACOM Technology Solutions Holdings, Inc. (A)	5,081	365,375
MaxLinear, Inc. (A)	7,410	498,915
MediaTek, Inc.	184,752	6,697,376
Meta Materials, Inc. (A)(C)	23,083	84,715
Microchip Technology, Inc.	47,955	4,000,886
Micron Technology, Inc.	99,150	8,328,600
MKS Instruments, Inc.	14,751	2,244,512
Monolithic Power Systems, Inc.	3,813	2,110,343
Nanya Technology Corp.	157,196	417,799
NeoPhotonics Corp. (A)	5,998	92,189
Novatek Microelectronics Corp.	70,900	1,180,582
NVE Corp.	647	43,524
NVIDIA Corp.	222,472	72,694,951
NXP Semiconductors NV	23,378	5,221,710
Onto Innovation, Inc. (A)	5,065	476,920
PDF Solutions, Inc. (A)	3,294	98,589
Phison Electronics Corp.	19,884	295,133
Photronics, Inc. (A)	6,289	83,078
Power Integrations, Inc.	6,266	626,788
Powertech Technology, Inc.	89,199	316,934
Qorvo, Inc. (A)	9,973	1,458,352
QUALCOMM, Inc.	98,611	17,805,202
Rambus, Inc. (A)	11,330	304,777
Realtek Semiconductor Corp.	56,584	1,122,573
Renesas Electronics Corp. (A)	157,900	1,984,064
Rohm Company, Ltd.	11,100	1,030,792
Semtech Corp. (A)	24,003	2,056,337
Silergy Corp.	10,000	1,690,186
Silicon Laboratories, Inc. (A)	15,415	3,025,502
SiTime Corp. (A)	5,426	1,619,552
SK Hynix, Inc.	68,884	6,585,385

79

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
SK Square Company, Ltd. (A)	2,081	$119,125
Skyworks Solutions, Inc.	14,598	2,213,933
SMART Global Holdings, Inc. (A)	1,857	105,886
SolarEdge Technologies, Inc. (A)	13,905	4,557,503
STMicroelectronics NV	82,791	4,032,070
SUMCO Corp.	41,900	908,252
SunPower Corp. (A)(C)	30,454	872,507
Synaptics, Inc. (A)	13,034	3,678,716
Taiwan Semiconductor Manufacturing Company, Ltd.	3,004,915	63,910,564
Teradyne, Inc.	14,443	2,207,901
Texas Instruments, Inc.	80,638	15,512,332
Tokyo Electron, Ltd.	18,715	9,834,165
Ultra Clean Holdings, Inc. (A)	4,641	254,373
United Microelectronics Corp.	1,442,774	3,302,920
Universal Display Corp.	11,532	1,649,653
Vanguard International Semiconductor Corp.	111,302	620,089
Veeco Instruments, Inc. (A)	5,272	140,130
Win Semiconductors Corp.	42,000	546,341
Winbond Electronics Corp.	365,000	419,705
Wolfspeed, Inc. (A)	30,717	3,766,519
Xilinx, Inc.	21,681	4,953,024
Xinyi Solar Holdings, Ltd.	545,000	1,002,193
		429,016,274
Software – 5.6%
8x8, Inc. (A)	11,647	250,993
A10 Networks, Inc.	6,369	98,210
ACI Worldwide, Inc. (A)	43,511	1,267,911
Adobe, Inc. (A)	46,279	30,999,988
Agilysys, Inc. (A)	2,103	91,586
Agora, Inc., ADR (A)	5,500	114,950
Alarm.com Holdings, Inc. (A)	4,934	393,684
Altair Engineering, Inc., Class A (A)	4,832	359,742
American Software, Inc., Class A	3,385	77,178
ANSYS, Inc. (A)	8,453	3,309,180
Appfolio, Inc., Class A (A)	1,971	237,486
Appian Corp. (A)	4,119	306,248
Asana, Inc., Class A (A)	7,712	801,662
Aspen Technology, Inc. (A)	18,066	2,620,112
Autodesk, Inc. (A)	21,729	5,523,295
Avaya Holdings Corp. (A)	8,715	169,681
AVEVA Group PLC	8,945	381,800
Benefitfocus, Inc. (A)	3,258	32,775
Blackbaud, Inc. (A)	16,222	1,224,112
BlackBerry, Ltd. (A)	59,272	564,672
Blackline, Inc. (A)	5,577	613,749
Bottomline Technologies DE, Inc. (A)	4,697	210,613
Box, Inc., Class A (A)	14,860	347,873
BTRS Holdings, Inc. (A)	6,992	52,160
Cadence Design Systems, Inc. (A)	27,553	4,889,555
CDK Global, Inc.	32,394	1,251,704
Cerence, Inc. (A)	14,063	1,057,256
Ceridian HCM Holding, Inc. (A)	13,365	1,462,131
ChannelAdvisor Corp. (A)	3,100	77,531
Check Point Software Technologies, Ltd. (A)	20,000	2,226,200
China Youzan, Ltd. (A)	1,572,000	140,070
Citrix Systems, Inc.	12,174	979,155
Cleanspark, Inc. (A)(C)	3,691	65,626
CommVault Systems, Inc. (A)	16,979	1,067,640
Consensus Cloud Solutions, Inc. (A)	1,498	93,835
Constellation Software, Inc.	2,221	3,779,221
Couchbase, Inc. (A)	1,073	35,463
CS Disco, Inc. (A)	1,362	49,985
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
CyberArk Software, Ltd. (A)	7,200	$1,244,520
Dassault Systemes SE	79,932	4,818,377
Digimarc Corp. (A)(C)	1,488	63,835
Digital Turbine, Inc. (A)	32,745	1,737,450
Domo, Inc., Class B (A)	2,892	209,236
Douzone Bizon Company, Ltd.	2,476	157,106
E2open Parent Holdings, Inc. (A)	17,010	207,182
Ebix, Inc.	2,897	88,532
Envestnet, Inc. (A)	20,161	1,545,744
EverCommerce, Inc. (A)	1,828	29,760
Fair Isaac Corp. (A)	7,551	2,666,485
Fortinet, Inc. (A)	13,184	4,378,538
GTY Technology Holdings, Inc. (A)	3,974	26,149
Instructure Holdings, Inc. (A)	1,377	30,666
Intapp, Inc. (A)	1,135	31,088
Intelligent Systems Corp. (A)	895	36,301
InterDigital, Inc.	3,237	219,825
Intuit, Inc.	27,637	18,027,615
JFrog, Ltd. (A)	5,727	183,035
Kingdee International Software Group Company, Ltd. (A)	289,800	869,792
Lightspeed Commerce, Inc. (A)	11,764	595,084
LivePerson, Inc. (A)	6,787	262,385
Manhattan Associates, Inc. (A)	16,865	2,633,638
Marathon Digital Holdings, Inc. (A)(C)	9,995	510,445
MeridianLink, Inc. (A)	1,371	30,231
Microsoft Corp.	731,172	241,718,091
MicroStrategy, Inc., Class A (A)	818	590,130
Mimecast, Ltd. (A)	22,624	1,832,544
Ming Yuan Cloud Group Holdings, Ltd. (A)(C)	41,000	116,869
Mitek Systems, Inc. (A)	4,623	79,192
Model N, Inc. (A)	3,774	106,049
Momentive Global, Inc. (A)	13,738	280,667
NCR Corp. (A)	34,954	1,359,711
Nemetschek SE	7,057	891,882
Nice, Ltd. (A)	11,448	3,325,526
NortonLifeLock, Inc.	56,246	1,397,713
ON24, Inc. (A)	2,984	47,267
OneConnect Financial Technology Company, Ltd., ADR (A)	12,000	30,720
OneSpan, Inc. (A)	3,947	67,454
Open Text Corp.	30,911	1,465,396
Oracle Corp.	158,816	14,410,964
Oracle Corp. Japan	4,800	470,862
PagerDuty, Inc. (A)	8,476	300,474
Paycom Software, Inc. (A)	4,701	2,056,593
Paylocity Holding Corp. (A)	10,458	2,638,972
Ping Identity Holding Corp. (A)	5,260	125,241
Progress Software Corp.	4,595	222,628
PROS Holdings, Inc. (A)	4,310	156,539
PTC, Inc. (A)	10,285	1,127,030
Q2 Holdings, Inc. (A)	5,726	459,798
Qualys, Inc. (A)	12,448	1,621,850
Rapid7, Inc. (A)	5,792	718,556
Rekor Systems, Inc. (A)	3,572	24,004
Rimini Street, Inc. (A)	4,805	31,761
Riot Blockchain, Inc. (A)	8,839	330,313
Sailpoint Technologies Holdings, Inc. (A)	34,300	1,803,837
salesforce.com, Inc. (A)	96,471	27,490,376
SAP SE	129,052	16,538,173
Sapiens International Corp. NV	3,259	115,597
SecureWorks Corp., Class A (A)	1,388	24,651
ServiceNow, Inc. (A)	19,619	12,707,226
ShotSpotter, Inc. (A)	1,015	35,647

80

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Sinch AB (A)(B)	61,155	$813,203
Smith Micro Software, Inc. (A)	5,869	32,162
Sprout Social, Inc., Class A (A)	4,667	521,211
SPS Commerce, Inc. (A)	3,754	529,276
Sumo Logic, Inc. (A)	9,316	131,728
Synopsys, Inc. (A)	15,142	5,163,422
TeamViewer AG (A)(B)	19,713	267,199
Telos Corp. (A)	4,221	66,481
Temenos AG	7,857	1,004,866
Tenable Holdings, Inc. (A)	9,521	470,337
Teradata Corp. (A)	29,022	1,260,135
The Sage Group PLC	78,512	805,720
TOTVS SA	55,800	314,541
Trend Micro, Inc.	16,700	962,975
Tyler Technologies, Inc. (A)	3,911	2,029,731
Upland Software, Inc. (A)	3,072	60,150
Varonis Systems, Inc. (A)	11,064	573,226
Verint Systems, Inc. (A)	6,629	315,474
Veritone, Inc. (A)	3,059	78,433
VirnetX Holding Corp. (A)(C)	7,885	23,655
Vonage Holdings Corp. (A)	25,301	521,707
Weimob, Inc. (A)(B)(C)	191,000	229,454
WiseTech Global, Ltd.	5,330	195,252
Workiva, Inc. (A)	4,457	621,618
Xero, Ltd. (A)	4,877	495,344
Xperi Holding Corp.	11,063	198,249
Yext, Inc. (A)	11,927	115,215
Zix Corp. (A)	6,612	56,004
Zuora, Inc., Class A (A)	11,749	232,748
		462,637,870
Technology hardware, storage and peripherals – 3.7%
3D Systems Corp. (A)	12,660	288,395
Acer, Inc.	348,008	345,880
Advantech Company, Ltd.	46,834	643,007
Apple, Inc.	1,447,730	239,309,769
Asustek Computer, Inc.	86,354	1,091,767
Avid Technology, Inc. (A)	3,809	122,117
Brother Industries, Ltd.	29,800	511,441
Canon, Inc.	125,396	2,757,800
Catcher Technology Company, Ltd.	84,475	469,146
Compal Electronics, Inc.	500,148	415,297
Corsair Gaming, Inc. (A)(C)	2,879	64,490
Diebold Nixdorf, Inc. (A)	7,966	64,604
Eastman Kodak Company (A)	5,353	32,064
FUJIFILM Holdings Corp.	45,115	3,548,794
Hewlett Packard Enterprise Company	127,100	1,823,885
HP, Inc.	116,532	4,111,249
Inventec Corp.	317,495	293,223
Lenovo Group, Ltd.	811,764	831,254
Lite-On Technology Corp.	257,018	555,680
Logitech International SA	20,437	1,629,928
Micro-Star International Company, Ltd.	82,300	481,587
NetApp, Inc.	21,541	1,914,564
Pegatron Corp.	244,500	584,307
Quanta Computer, Inc.	330,000	1,016,702
Quantum Corp. (A)	7,442	40,708
Ricoh Company, Ltd.	83,800	739,322
Samsung Electronics Company, Ltd.	601,330	36,095,560
Seagate Technology Holdings PLC	20,117	2,065,412
Seiko Epson Corp.	35,269	568,659
Super Micro Computer, Inc. (A)	4,480	185,472
Turtle Beach Corp. (A)	1,675	44,890
Western Digital Corp. (A)	29,640	1,714,378
Wistron Corp.	339,580	348,891
Wiwynn Corp.	10,000	375,399
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Xerox Holdings Corp.	36,560	$673,435
Xiaomi Corp., Class B (A)(B)	1,609,900	4,004,548
		309,763,624
		1,570,874,956
Materials – 4.0%
Chemicals – 2.1%
AdvanSix, Inc.	2,816	127,537
Air Liquide SA	57,256	9,455,401
Air Products & Chemicals, Inc.	21,528	6,188,008
Akzo Nobel NV	19,782	2,081,588
Albemarle Corp.	11,546	3,076,894
American Vanguard Corp.	3,700	52,947
Amyris, Inc. (A)	17,987	123,391
Arkema SA	7,475	980,133
Asahi Kasei Corp.	157,700	1,474,486
Ashland Global Holdings, Inc.	15,025	1,518,577
Avient Corp.	33,716	1,854,717
Balchem Corp.	3,278	517,924
Barito Pacific Tbk PT	3,798,300	243,989
BASF SE	113,643	7,443,164
Cabot Corp.	20,919	1,097,829
Celanese Corp.	11,278	1,707,038
CF Industries Holdings, Inc.	21,329	1,292,324
Chase Corp.	782	77,097
Chr. Hansen Holding A/S	12,095	897,859
Clariant AG (A)	25,409	497,546
Corteva, Inc.	72,861	3,278,745
Covestro AG (B)	23,973	1,352,088
Croda International PLC	10,295	1,380,651
Danimer Scientific, Inc. (A)(C)	7,050	94,047
Dow, Inc.	74,388	4,086,133
DuPont de Nemours, Inc.	52,029	3,848,065
Eastman Chemical Company	13,728	1,431,693
Ecolab, Inc.	24,384	5,400,324
Ecovyst, Inc.	5,576	53,362
EMS-Chemie Holding AG	813	775,029
Evonik Industries AG	25,905	778,894
Ferro Corp. (A)	8,422	177,873
FMC Corp.	12,767	1,279,126
Formosa Chemicals & Fibre Corp.	429,471	1,200,165
Formosa Plastics Corp.	466,040	1,709,304
GCP Applied Technologies, Inc. (A)	5,392	125,849
Givaudan SA	1,088	5,318,958
Hawkins, Inc.	2,135	70,839
HB Fuller Company	5,365	392,503
Huabao International Holdings, Ltd.	102,000	292,650
ICL Group, Ltd.	129,901	1,128,823
Indorama Ventures PCL, NVDR	218,500	253,694
Ingevity Corp. (A)	14,671	1,054,992
Innospec, Inc.	2,555	207,466
International Flavors & Fragrances, Inc.	24,663	3,506,339
Intrepid Potash, Inc. (A)	950	39,045
Johnson Matthey PLC	14,454	401,561
JSR Corp.	25,400	944,935
Kansai Paint Company, Ltd.	22,400	502,859
Koninklijke DSM NV	18,031	3,880,929
Koppers Holdings, Inc. (A)	2,451	74,020
Kraton Corp. (A)	3,282	151,169
Kronos Worldwide, Inc.	2,365	33,110
Kumho Petrochemical Company, Ltd.	2,353	305,346
LANXESS AG	10,385	601,414
LG Chem, Ltd.	5,783	3,387,634
Linde PLC	50,248	15,985,899
Livent Corp. (A)	16,924	512,628
Lotte Chemical Corp.	2,215	375,270

81

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
LyondellBasell Industries NV, Class A	25,978	$2,263,463
Minerals Technologies, Inc.	12,398	814,177
Mitsubishi Chemical Holdings Corp.	160,550	1,255,068
Mitsubishi Gas Chemical Company, Inc.	20,100	332,426
Mitsui Chemicals, Inc.	23,300	620,640
Nan Ya Plastics Corp.	627,610	1,859,456
NewMarket Corp.	1,919	635,765
Nippon Paint Holdings Company, Ltd.	89,800	942,281
Nippon Sanso Holdings Corp.	18,900	398,597
Nissan Chemical Corp.	15,500	891,472
Nitto Denko Corp.	17,944	1,244,039
Novozymes A/S, B Shares	23,469	1,782,339
Nutrien, Ltd.	63,065	4,180,472
Olin Corp.	38,417	2,087,964
Orbia Advance Corp. SAB de CV	143,880	335,703
Orica, Ltd.	15,385	153,993
Orion Engineered Carbons SA (A)	6,408	112,460
Petronas Chemicals Group BHD	275,045	554,611
PPG Industries, Inc.	23,090	3,559,785
PTT Global Chemical PCL, NVDR	290,900	483,736
PureCycle Technologies, Inc. (A)(C)	3,699	45,498
Quaker Chemical Corp.	1,398	318,534
Rayonier Advanced Materials, Inc. (A)	7,097	38,892
RPM International, Inc.	34,522	3,142,883
Sasol, Ltd. (A)	52,872	869,076
Sensient Technologies Corp.	15,514	1,509,357
Shin-Etsu Chemical Company, Ltd.	44,537	7,418,378
Sika AG	16,752	6,541,671
SK Chemicals Company, Ltd.	1,427	167,052
SK IE Technology Company, Ltd. (A)(B)	1,806	236,519
SKC Company, Ltd.	2,685	444,684
Solvay SA	8,292	927,779
Stepan Company	2,142	241,425
Sumitomo Chemical Company, Ltd.	187,200	858,695
Symrise AG	15,760	2,216,988
The Chemours Company	43,936	1,304,899
The Mosaic Company	37,208	1,273,258
The Scotts Miracle-Gro Company	10,836	1,570,028
The Sherwin-Williams Company	23,307	7,720,211
Toray Industries, Inc.	175,600	1,015,318
Tosoh Corp.	33,300	476,066
Tredegar Corp.	3,693	40,623
Trinseo PLC	4,010	189,392
Tronox Holdings PLC, Class A	11,903	261,747
Umicore SA	21,912	1,071,473
Valvoline, Inc.	48,085	1,638,256
Yara International ASA	25,085	1,231,429
Zymergen, Inc. (A)(C)	2,253	20,412
		174,400,870
Construction materials – 0.3%
Anhui Conch Cement Company, Ltd., H Shares	138,110	628,791
Asia Cement Corp.	262,687	395,819
Cemex SAB de CV, Series CPO (A)	2,077,088	1,281,561
China National Building Material Company, Ltd., H Shares	434,900	467,221
China Resources Cement Holdings, Ltd.	271,900	197,914
CRH PLC	93,818	4,560,930
Eagle Materials, Inc.	11,141	1,718,165
Forterra, Inc. (A)	3,063	72,869
HeidelbergCement AG	18,363	1,221,717
Holcim, Ltd. (A)	62,184	2,995,644
Indocement Tunggal Prakarsa Tbk PT	205,520	151,512
James Hardie Industries PLC, CHESS Depositary Interest	16,269	637,654
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
Martin Marietta Materials, Inc.	6,144	$2,479,165
POSCO Chemical Company, Ltd.	3,928	521,453
Semen Indonesia Persero Tbk PT	408,192	227,435
Summit Materials, Inc., Class A (A)	12,379	461,737
Taiwan Cement Corp.	607,544	1,002,926
The Siam Cement PCL, NVDR	99,400	1,095,763
United States Lime & Minerals, Inc.	247	29,430
Vulcan Materials Company	13,175	2,524,857
		22,672,563
Containers and packaging – 0.2%
Amcor PLC	149,860	1,696,415
AptarGroup, Inc.	17,546	2,098,326
Avery Dennison Corp.	8,273	1,696,544
Ball Corp.	31,390	2,933,396
CCL Industries, Inc., Class B	17,153	841,772
Greif, Inc., Class A	9,478	575,125
Greif, Inc., Class B	765	45,265
International Paper Company	38,767	1,764,674
Klabin SA	75,642	321,171
Myers Industries, Inc.	4,006	78,037
O-I Glass, Inc. (A)	16,600	183,762
Packaging Corp. of America	9,279	1,211,745
Pactiv Evergreen, Inc.	4,688	58,178
Ranpak Holdings Corp. (A)	4,005	158,718
SCG Packaging PCL, NVDR	154,700	283,787
Sealed Air Corp.	14,722	914,531
Silgan Holdings, Inc.	22,321	925,652
Smurfit Kappa Group PLC	29,410	1,507,413
Sonoco Products Company	26,156	1,520,448
TriMas Corp.	4,581	151,723
UFP Technologies, Inc. (A)	873	58,378
Westrock Company	27,062	1,174,220
		20,199,280
Metals and mining – 1.3%
1911 Gold Corp. (A)	2,060	443
African Rainbow Minerals, Ltd.	11,049	142,924
Agnico Eagle Mines, Ltd.	26,893	1,340,597
Allegheny Technologies, Inc. (A)	13,431	191,257
Aluminum Corp. of China, Ltd., H Shares (A)	438,880	214,258
Aneka Tambang Tbk	1,152,600	185,016
Anglo American Platinum, Ltd.	4,878	517,423
Anglo American PLC	96,505	3,552,334
AngloGold Ashanti, Ltd.	37,956	811,359
Antofagasta PLC	28,952	529,323
ArcelorMittal SA	86,932	2,360,017
Arconic Corp. (A)	11,539	308,322
B2Gold Corp.	119,816	474,593
Barrick Gold Corp.	195,931	3,723,985
BHP Group PLC	157,219	4,296,174
BHP Group, Ltd. (C)	108,672	3,044,312
BlueScope Steel, Ltd.	18,998	264,058
Boliden AB	33,121	1,141,782
Carpenter Technology Corp.	5,039	138,472
Century Aluminum Company (A)	5,434	71,892
China Hongqiao Group, Ltd.	256,800	248,587
China Molybdenum Company, Ltd., H Shares	367,500	225,457
China Steel Corp.	1,438,958	1,678,794
Cia de Minas Buenaventura SAA, ADR (A)	39,500	288,745
Cia Siderurgica Nacional SA	74,666	289,003
Cleveland-Cliffs, Inc. (A)	120,973	2,461,801
Coeur Mining, Inc. (A)	27,585	154,476
Commercial Metals Company	44,443	1,373,289

82

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Compass Minerals International, Inc.	12,603	$613,136
Constellium SE (A)	12,773	224,422
Eregli Demir ve Celik Fabrikalari TAS	130,431	214,277
Evolution Mining, Ltd.	63,939	182,741
Evraz PLC	37,009	282,131
First Quantum Minerals, Ltd.	65,101	1,387,687
Fortescue Metals Group, Ltd.	62,426	749,659
Franco-Nevada Corp.	21,061	2,888,149
Freeport-McMoRan, Inc.	146,085	5,416,832
Ganfeng Lithium Company, Ltd., H Shares (B)	29,000	560,492
Gatos Silver, Inc. (A)	5,196	70,198
Glencore PLC (A)	741,994	3,522,833
Gold Fields, Ltd.	80,855	930,640
Grupo Mexico SAB de CV, Series B	428,600	1,785,159
Harmony Gold Mining Company, Ltd.	49,007	209,844
Haynes International, Inc.	1,476	59,143
Hecla Mining Company	56,115	310,877
Hitachi Metals, Ltd. (A)	26,800	497,574
Hyundai Steel Company	11,152	347,111
Impala Platinum Holdings, Ltd.	73,505	920,604
Industrias Penoles SAB de CV	18,765	231,017
Ivanhoe Mines, Ltd., Class A (A)	67,496	535,762
JFE Holdings, Inc.	61,600	702,105
Jiangxi Copper Company, Ltd., H Shares	123,825	198,986
Kaiser Aluminum Corp.	1,666	148,657
KGHM Polska Miedz SA	64,183	2,203,436
Kinross Gold Corp.	142,539	845,783
Kirkland Lake Gold, Ltd.	29,371	1,161,321
Korea Zinc Company, Ltd.	1,071	446,073
Kumba Iron Ore, Ltd.	5,984	169,413
Lundin Mining Corp.	75,052	589,277
Materion Corp.	2,137	180,918
Merdeka Copper Gold Tbk PT (A)	1,449,900	369,916
MMG, Ltd. (A)	328,000	118,794
MP Materials Corp. (A)	7,580	333,065
Newcrest Mining, Ltd.	29,818	494,632
Newmont Corp.	77,602	4,261,902
Nippon Steel Corp.	107,278	1,581,672
Norsk Hydro ASA	193,831	1,255,266
Northam Platinum Holdings, Ltd. (A)	32,741	457,365
Northern Star Resources, Ltd.	39,637	264,610
Novagold Resources, Inc. (A)	25,546	172,436
Nucor Corp.	29,518	3,136,583
Pan American Silver Corp.	23,234	593,468
POSCO	9,392	2,062,063
Press Metal Aluminium Holdings BHD	365,400	464,017
Reliance Steel & Aluminum Company	16,887	2,509,915
Rio Tinto PLC	83,647	5,127,905
Rio Tinto, Ltd.	13,790	915,004
Royal Gold, Inc.	17,452	1,745,724
Ryerson Holding Corp.	1,757	41,167
Schnitzer Steel Industries, Inc., Class A	2,720	130,832
Shandong Gold Mining Company, Ltd., H Shares (B)(C)	70,000	126,122
Sibanye Stillwater, Ltd.	259,517	809,247
South32, Ltd.	171,262	427,962
Southern Copper Corp.	16,100	941,850
Steel Dynamics, Inc.	51,583	3,084,663
Sumitomo Metal Mining Company, Ltd.	31,200	1,153,197
SunCoke Energy, Inc.	9,189	55,961
Teck Resources, Ltd., Class B	52,078	1,381,191
TimkenSteel Corp. (A)	5,008	71,715
U.S. Steel Corp.	71,859	1,624,732
Vale SA	425,071	5,288,956
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
voestalpine AG	17,213	$580,896
Warrior Met Coal, Inc.	5,421	116,497
Wheaton Precious Metals Corp.	49,545	2,071,857
Worthington Industries, Inc.	12,210	585,836
Yamana Gold, Inc.	108,868	434,637
Zhaojin Mining Industry Company, Ltd., H Shares	111,100	116,139
Zijin Mining Group Company, Ltd., H Shares	636,329	844,377
		104,367,121
Paper and forest products – 0.1%
Clearwater Paper Corp. (A)	1,838	73,980
Empresas CMPC SA	147,891	239,343
Glatfelter Corp.	4,930	81,197
Indah Kiat Pulp & Paper Tbk PT	369,900	194,584
Lee & Man Paper Manufacturing, Ltd.	154,500	106,041
Louisiana-Pacific Corp.	25,332	1,655,446
Mondi PLC	36,353	830,418
Neenah, Inc.	1,920	89,261
Nine Dragons Paper Holdings, Ltd.	187,200	208,810
Oji Holdings Corp.	101,500	467,044
Schweitzer-Mauduit International, Inc.	3,320	95,284
Stora Enso OYJ, R Shares	72,316	1,224,255
Suzano SA (A)	80,267	801,835
Svenska Cellulosa AB SCA, B Shares	73,189	1,190,455
UPM-Kymmene OYJ	65,866	2,388,361
Verso Corp., Class A	3,009	63,610
West Fraser Timber Company, Ltd.	10,693	879,246
		10,589,170
		332,229,004
Real estate – 3.5%
Equity real estate investment trusts – 2.9%
Acadia Realty Trust	9,286	187,484
Agree Realty Corp.	6,890	465,488
Alexander & Baldwin, Inc.	7,488	164,961
Alexander's, Inc.	226	57,763
Alexandria Real Estate Equities, Inc.	19,653	3,931,976
American Assets Trust, Inc.	5,265	181,116
American Campus Communities, Inc.	37,005	1,914,639
American Finance Trust, Inc.	12,898	102,410
American Tower Corp.	64,340	16,887,963
Apartment Income REIT Corp.	41,755	2,119,484
Apartment Investment and Management Company, Class A (A)	15,802	117,093
Apple Hospitality REIT, Inc.	22,282	334,676
Armada Hoffler Properties, Inc.	6,730	93,884
Ascendas Real Estate Investment Trust	122,700	262,225
Ashford Hospitality Trust, Inc. (A)	2,119	22,567
AvalonBay Communities, Inc.	19,656	4,695,229
Boston Properties, Inc.	20,468	2,207,269
Braemar Hotels & Resorts, Inc. (A)	6,876	29,979
Brandywine Realty Trust	17,462	224,387
Brixmor Property Group, Inc.	79,001	1,796,483
Broadstone Net Lease, Inc.	15,990	399,750
Camden Property Trust	26,755	4,420,194
Canadian Apartment Properties REIT	10,112	450,091
CapitaLand Integrated Commercial Trust	180,353	278,006
CareTrust REIT, Inc.	10,273	207,617
CatchMark Timber Trust, Inc., Class A	6,155	47,332
Centerspace	1,451	148,278
Chatham Lodging Trust (A)	5,741	68,375
City Office REIT, Inc.	4,691	78,246
Columbia Property Trust, Inc.	11,943	229,306
Community Healthcare Trust, Inc.	2,518	108,350

83

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
CorePoint Lodging, Inc. (A)	4,450	$68,664
CoreSite Realty Corp.	11,759	2,011,377
Corporate Office Properties Trust	41,457	1,063,787
Cousins Properties, Inc.	39,553	1,493,521
Covivio	6,232	516,407
Crown Castle International Corp.	61,190	11,115,164
CTO Realty Growth, Inc.	994	54,590
CyrusOne, Inc.	32,991	2,936,859
Daiwa House REIT Investment Corp.	270	772,916
Dexus	39,710	313,886
DiamondRock Hospitality Company (A)	22,294	194,181
Digital Realty Trust, Inc.	39,703	6,659,781
DigitalBridge Group, Inc. (A)	51,227	407,767
Diversified Healthcare Trust	26,735	74,591
Douglas Emmett, Inc.	46,678	1,529,638
Duke Realty Corp.	53,203	3,103,331
Easterly Government Properties, Inc.	8,621	180,782
EastGroup Properties, Inc.	14,769	3,008,445
Empire State Realty Trust, Inc., Class A	15,324	139,295
EPR Properties	19,899	917,742
Equinix, Inc.	12,611	10,242,654
Equity Commonwealth (A)	11,017	280,383
Equity Residential	48,092	4,102,729
Essential Properties Realty Trust, Inc.	12,241	330,874
Essex Property Trust, Inc.	9,230	3,133,031
Extra Space Storage, Inc.	18,757	3,751,400
Farmland Partners, Inc.	3,690	42,767
Federal Realty Investment Trust	9,936	1,218,849
Fibra Uno Administracion SA de CV	434,600	400,296
First Capital Real Estate Investment Trust	1,590	21,807
First Industrial Realty Trust, Inc.	34,351	2,075,144
Four Corners Property Trust, Inc.	7,979	215,593
Franklin Street Properties Corp.	13,144	75,709
Gecina SA	5,477	737,973
Getty Realty Corp.	3,966	121,082
Gladstone Commercial Corp.	4,276	95,013
Gladstone Land Corp.	3,265	93,281
Global Medical REIT, Inc.	6,581	107,534
Global Net Lease, Inc.	10,783	153,119
GLP J-REIT	513	817,353
Goodman Group	61,493	1,073,311
Growthpoint Properties, Ltd.	314,888	264,530
Healthcare Realty Trust, Inc.	53,432	1,673,490
Healthpeak Properties, Inc.	76,875	2,526,113
Hersha Hospitality Trust (A)	4,272	37,722
Highwoods Properties, Inc.	27,722	1,197,590
Host Hotels & Resorts, Inc. (A)	104,883	1,646,663
Hudson Pacific Properties, Inc.	40,561	987,255
Independence Realty Trust, Inc.	10,478	256,711
Indus Realty Trust, Inc.	655	48,470
Industrial Logistics Properties Trust	6,617	146,633
Innovative Industrial Properties, Inc.	2,466	633,343
Iron Mountain, Inc.	40,962	1,861,313
iStar, Inc.	7,196	175,151
Japan Metropolitan Fund Invest	878	757,548
Japan Real Estate Investment Corp.	155	897,035
JBG SMITH Properties	30,886	858,322
Kilroy Realty Corp.	27,881	1,799,161
Kimco Realty Corp.	89,166	1,999,102
Kite Realty Group Trust	80,855	1,626,803
Klepierre SA (A)	24,610	517,862
Lamar Advertising Company, Class A	23,080	2,521,721
Land Securities Group PLC	51,192	493,460
Lexington Realty Trust	27,949	420,632
Life Storage, Inc.	20,833	2,752,873
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Link REIT	179,525	$1,556,261
LTC Properties, Inc.	4,162	132,185
Mack-Cali Realty Corp. (A)	9,423	157,458
Mapletree Commercial Trust	78,000	116,291
Mapletree Logistics Trust	109,500	148,952
Medical Properties Trust, Inc.	158,466	3,373,741
Mid-America Apartment Communities, Inc.	16,433	3,389,306
Mirvac Group	146,102	295,813
Monmouth Real Estate Investment Corp.	9,562	198,603
National Health Investors, Inc.	4,535	236,908
National Retail Properties, Inc.	46,712	2,059,999
National Storage Affiliates Trust	30,039	1,843,794
NETSTREIT Corp.	4,202	89,671
NexPoint Residential Trust, Inc.	2,280	170,042
Nippon Building Fund, Inc.	185	1,143,287
Nippon Prologis REIT, Inc.	256	836,111
Nomura Real Estate Master Fund, Inc.	530	755,616
Office Properties Income Trust	5,355	127,074
Omega Healthcare Investors, Inc.	63,545	1,775,447
One Liberty Properties, Inc.	1,911	62,165
Orix JREIT, Inc.	329	524,632
Outfront Media, Inc.	15,251	381,122
Paramount Group, Inc.	19,766	157,337
Park Hotels & Resorts, Inc. (A)	62,911	1,046,839
Pebblebrook Hotel Trust	48,639	1,018,987
Phillips Edison & Company, Inc.	2,285	71,680
Physicians Realty Trust	79,684	1,420,766
Piedmont Office Realty Trust, Inc., Class A	12,938	224,862
Plymouth Industrial REIT, Inc.	3,305	98,324
PotlatchDeltic Corp.	24,713	1,337,962
Preferred Apartment Communities, Inc.	5,871	77,380
Prologis, Inc.	103,945	15,669,709
PS Business Parks, Inc.	7,323	1,282,990
Public Storage	21,417	7,011,497
Rayonier, Inc.	37,595	1,419,963
Realty Income Corp.	79,029	5,367,650
Regency Centers Corp.	21,808	1,512,167
Retail Opportunity Investments Corp.	12,592	221,116
Retail Value, Inc.	2,068	12,573
Rexford Industrial Realty, Inc.	36,641	2,567,801
RioCan Real Estate Investment Trust	19,644	326,772
RLJ Lodging Trust	17,564	221,131
RPT Realty	8,647	109,990
Ryman Hospitality Properties, Inc. (A)	5,624	435,298
Sabra Health Care REIT, Inc.	81,867	1,058,540
Safehold, Inc.	1,844	131,920
Saul Centers, Inc.	1,318	64,885
SBA Communications Corp.	15,666	5,385,971
Scentre Group	190,283	416,457
Segro PLC	88,826	1,660,084
Seritage Growth Properties, Class A (A)	4,397	63,273
Service Properties Trust	17,890	152,244
Simon Property Group, Inc.	48,288	7,380,338
SITE Centers Corp.	18,091	272,450
SL Green Realty Corp.	17,865	1,240,367
SmartCentres Real Estate Investment Trust	1,565	36,532
Spirit Realty Capital, Inc.	31,684	1,411,839
STAG Industrial, Inc.	16,790	731,708
Stockland	89,072	274,991
STORE Capital Corp.	65,046	2,142,615
Summit Hotel Properties, Inc. (A)	11,336	101,457
Sunstone Hotel Investors, Inc. (A)	22,855	248,434
Tanger Factory Outlet Centers, Inc.	10,676	211,492
Terreno Realty Corp.	7,002	533,202

84

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
The British Land Company PLC	63,999	$432,721
The GEO Group, Inc.	12,563	105,529
The GPT Group	70,253	262,131
The Macerich Company	78,990	1,489,751
UDR, Inc.	39,436	2,237,204
UMH Properties, Inc.	4,611	106,422
Unibail-Rodamco-Westfield (A)	7,545	496,616
Unibail-Rodamco-Westfield (Euronext Amsterdam Exchange) (A)	7,490	492,996
United Urban Investment Corp.	368	470,103
Uniti Group, Inc.	20,551	272,712
Universal Health Realty Income Trust	1,572	87,513
Urban Edge Properties	41,505	715,131
Urstadt Biddle Properties, Inc., Class A	3,534	66,722
Ventas, Inc.	57,018	2,675,285
Vicinity Centres	141,201	169,220
Vornado Realty Trust	22,955	921,414
Washington Real Estate Investment Trust	8,798	221,710
Welltower, Inc.	60,253	4,797,344
Weyerhaeuser Company	107,142	4,029,611
Whitestone REIT	5,200	48,152
Xenia Hotels & Resorts, Inc. (A)	12,160	190,547
		238,779,655
Real estate management and development – 0.6%
Agile Group Holdings, Ltd.	136,600	89,845
A-Living Smart City Services Company, Ltd. (B)	63,750	149,773
Aroundtown SA	122,457	733,744
Ayala Land, Inc.	895,570	611,938
Azrieli Group, Ltd.	8,085	736,548
CapitaLand Investment, Ltd. (A)	97,500	240,079
CBRE Group, Inc., Class A (A)	47,985	4,585,926
Cencosud Shopping SA	79,262	83,792
Central Pattana PCL, NVDR	255,600	394,098
China Aoyuan Group, Ltd.	145,000	40,528
China Evergrande Group (C)	238,035	70,023
China Jinmao Holdings Group, Ltd.	614,400	187,469
China Overseas Land & Investment, Ltd.	432,297	993,832
China Overseas Property Holdings, Ltd.	145,000	135,558
China Resources Land, Ltd.	358,705	1,498,567
China Resources Mixc Lifestyle Services, Ltd. (B)	62,600	308,869
China Vanke Company, Ltd., H Shares	187,700	425,828
CIFI Ever Sunshine Services Group, Ltd.	84,000	141,327
CIFI Holdings Group Company, Ltd.	362,700	197,182
City Developments, Ltd.	14,600	74,942
CK Asset Holdings, Ltd.	175,198	1,002,135
Country Garden Holdings Company, Ltd.	862,167	759,843
Country Garden Services Holdings Company, Ltd.	171,400	1,039,139
Cushman & Wakefield PLC (A)	14,515	256,625
Daito Trust Construction Company, Ltd.	8,200	888,139
Daiwa House Industry Company, Ltd.	71,100	2,064,751
Dalian Wanda Commercial Properties Company, Ltd., H Shares (A)(B)	37,400	253,234
ESR Cayman, Ltd. (A)(B)	174,000	574,406
eXp World Holdings, Inc.	6,647	244,011
Fastighets AB Balder, B Shares (A)	12,725	950,519
FirstService Corp.	4,435	852,456
Forestar Group, Inc. (A)	2,080	41,226
FRP Holdings, Inc. (A)	800	46,912
Greentown China Holdings, Ltd. (C)	98,000	145,031
Greentown Service Group Company, Ltd.	163,000	156,201
Guangzhou R&F Properties Company, Ltd., H Shares (C)	204,600	110,737
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Hang Lung Properties, Ltd.	175,000	$346,374
Henderson Land Development Company, Ltd.	125,376	512,676
Hongkong Land Holdings, Ltd.	100,400	541,270
Hopson Development Holdings, Ltd.	79,960	193,480
Hulic Company, Ltd.	46,900	443,693
Jones Lang LaSalle, Inc. (A)	13,488	3,168,466
Kaisa Group Holdings, Ltd. (A)	299,800	40,888
KE Holdings, Inc., ADR (A)	40,100	802,401
Kennedy-Wilson Holdings, Inc.	12,488	270,865
KWG Group Holdings, Ltd.	139,500	103,446
Land & Houses PCL, NVDR	1,077,900	266,452
LEG Immobilien SE	8,883	1,242,915
Lendlease Corp., Ltd.	25,358	191,121
Logan Group Company, Ltd.	154,500	149,072
Longfor Group Holdings, Ltd. (B)	203,300	965,018
Marcus & Millichap, Inc. (A)	2,408	103,183
Mitsubishi Estate Company, Ltd.	148,600	2,042,343
Mitsui Fudosan Company, Ltd.	115,204	2,368,042
NEPI Rockcastle PLC	38,985	242,044
New World Development Company, Ltd.	131,064	517,500
Newmark Group, Inc., Class A	15,595	250,456
Nomura Real Estate Holdings, Inc.	14,900	323,069
Poly Property Services Company, Ltd., H Shares	12,800	87,048
Powerlong Real Estate Holdings, Ltd.	155,000	93,368
Rafael Holdings, Inc., Class B (A)	1,129	6,198
RE/MAX Holdings, Inc., Class A	2,126	58,444
Realogy Holdings Corp. (A)	11,956	181,612
Redfin Corp. (A)	10,700	435,383
Ruentex Development Company, Ltd.	140,068	322,134
Seazen Group, Ltd. (A)	246,800	176,993
Shanghai Lujiazui Finance & Trade Zone Development Company, Ltd., B Shares	116,151	105,147
Shenzhen Investment, Ltd.	286,900	64,972
Shimao Group Holdings, Ltd.	143,700	165,612
Shimao Services Holdings, Ltd. (B)(C)	66,000	81,552
Sino Land Company, Ltd.	286,075	340,587
SM Prime Holdings, Inc.	1,118,400	829,134
Sumitomo Realty & Development Company, Ltd.	38,983	1,215,956
Sun Hung Kai Properties, Ltd.	114,000	1,388,142
Sunac China Holdings, Ltd.	290,700	521,323
Sunac Services Holdings, Ltd. (B)	89,000	140,703
Swire Pacific, Ltd., Class A	43,000	237,408
Swire Properties, Ltd.	100,600	238,775
Swiss Prime Site AG	8,784	832,070
Tejon Ranch Company (A)	2,599	47,562
The RMR Group, Inc., Class A	1,779	58,120
The St. Joe Company	3,465	166,355
The Wharf Holdings, Ltd.	153,125	535,661
UOL Group, Ltd.	17,600	88,465
Vonovia SE	67,503	3,746,148
Wharf Real Estate Investment Company, Ltd.	145,125	732,637
Yuexiu Property Company, Ltd.	148,900	138,989
Zhenro Properties Group, Ltd.	150,000	84,546
		49,291,051
		288,070,706
Utilities – 2.6%
Electric utilities – 1.5%
ALLETE, Inc.	19,336	1,133,670
Alliant Energy Corp.	23,117	1,266,580
American Electric Power Company, Inc.	46,043	3,731,785
AusNet Services, Ltd.	66,701	120,471

85

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Centrais Eletricas Brasileiras SA	33,300	$193,278
CEZ AS	17,205	561,287
Chubu Electric Power Company, Inc.	80,600	813,105
CK Infrastructure Holdings, Ltd.	56,500	327,895
CLP Holdings, Ltd.	142,500	1,396,053
CPFL Energia SA	24,000	112,703
Duke Energy Corp.	71,196	6,906,724
Edison International	35,012	2,285,583
EDP - Energias de Portugal SA	277,715	1,521,863
Electricite de France SA	56,518	793,092
Elia Group SA/NV	3,307	411,990
Emera, Inc.	29,020	1,333,268
Endesa SA	64,990	1,461,709
Enel Americas SA	2,775,612	357,633
Enel Chile SA	3,698,229	161,371
Enel SpA	2,050,100	15,534,351
Energisa SA	18,800	152,123
Entergy Corp.	18,848	1,891,208
Equatorial Energia SA	96,090	385,772
Evergy, Inc.	21,153	1,338,985
Eversource Energy	31,658	2,604,504
Exelon Corp.	90,276	4,760,253
FirstEnergy Corp.	50,705	1,909,550
Fortis, Inc.	53,130	2,298,300
Fortum OYJ	54,609	1,570,124
Hawaiian Electric Industries, Inc.	29,078	1,104,673
HK Electric Investments & HK Electric Investments, Ltd.	204,500	200,223
Hydro One, Ltd. (B)	38,046	930,116
Iberdrola SA	1,207,734	13,553,246
IDACORP, Inc.	13,438	1,405,884
Interconexion Electrica SA ESP	140,853	786,238
Korea Electric Power Corp.	32,015	558,891
Manila Electric Company	23,510	134,174
Mercury NZ, Ltd.	103,338	422,286
MGE Energy, Inc.	3,892	282,520
NextEra Energy, Inc.	179,736	15,597,490
NRG Energy, Inc.	22,705	817,834
OGE Energy Corp.	53,249	1,827,506
Origin Energy, Ltd.	63,456	216,088
Orsted A/S (B)	21,699	2,790,015
Otter Tail Corp.	4,247	277,711
PGE Polska Grupa Energetyczna SA (A)	381,227	769,012
Pinnacle West Capital Corp.	10,384	675,479
PNM Resources, Inc.	31,351	1,543,723
Portland General Electric Company	9,171	446,353
Power Assets Holdings, Ltd.	119,000	716,937
PPL Corp.	70,512	1,962,349
Red Electrica Corp. SA	87,090	1,851,181
SSE PLC	77,164	1,586,405
Tenaga Nasional BHD	260,036	569,998
Terna - Rete Elettrica Nazionale (C)	351,532	2,614,121
The Kansai Electric Power Company, Inc.	87,300	788,693
The Southern Company	97,387	5,950,346
Tohoku Electric Power Company, Inc.	52,300	361,996
Tokyo Electric Power Company Holdings, Inc. (A)	192,700	514,170
Verbund AG	10,083	1,054,423
Xcel Energy, Inc.	49,558	3,158,331
		122,803,642
Gas utilities – 0.3%
AltaGas, Ltd.	32,814	624,197
APA Group	41,740	282,234
Atmos Energy Corp.	12,147	1,097,117
Beijing Enterprises Holdings, Ltd.	58,214	196,412
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Brookfield Infrastructure Corp., Class A (C)	5,646	$334,187
Chesapeake Utilities Corp.	1,783	227,083
China Gas Holdings, Ltd.	346,800	625,666
China Resources Gas Group, Ltd.	104,100	539,001
Enagas SA	50,157	1,144,374
ENN Energy Holdings, Ltd.	88,400	1,655,126
Hong Kong & China Gas Company, Ltd.	966,124	1,440,092
Kunlun Energy Company, Ltd.	434,490	408,632
National Fuel Gas Company	24,256	1,402,239
Naturgy Energy Group SA (C)	39,202	1,081,500
New Jersey Resources Corp.	35,691	1,312,715
Northwest Natural Holding Company	3,454	148,936
ONE Gas, Inc.	19,738	1,279,812
Osaka Gas Company, Ltd.	46,100	740,554
Petronas Gas BHD	88,599	353,469
Snam SpA	505,076	2,846,264
South Jersey Industries, Inc.	10,948	257,278
Southwest Gas Holdings, Inc.	21,645	1,424,457
Spire, Inc.	18,977	1,135,773
Toho Gas Company, Ltd.	9,145	257,913
Tokyo Gas Company, Ltd.	47,100	805,775
UGI Corp.	55,623	2,294,449
		23,915,255
Independent power and renewable electricity producers – 0.1%
B. Grimm Power PCL, NVDR	96,800	113,267
Brookfield Renewable Corp., Class A	14,340	533,211
CGN Power Company, Ltd., H Shares (B)	1,186,000	324,321
China Common Rich Renewable Energy Investments, Ltd. (A)(D)	1,136,000	31,321
China Longyuan Power Group Corp., Ltd., H Shares	372,300	761,006
China Power International Development, Ltd.	430,900	219,259
China Resources Power Holdings Company, Ltd.	214,332	554,938
Clearway Energy, Inc., Class A	4,227	145,958
Clearway Energy, Inc., Class C	7,967	297,328
Colbun SA	1,029,622	67,510
EDP Renovaveis SA	28,739	739,169
Electricity Generating PCL, NVDR	34,000	167,175
Energy Absolute PCL, NVDR	186,400	452,770
Engie Brasil Energia SA	19,383	132,844
Global Power Synergy PCL, NVDR	89,100	193,842
Gulf Energy Development PCL	43,000	50,004
Gulf Energy Development PCL, NVDR	325,300	378,290
Huaneng Power International, Inc., H Shares (C)	389,864	174,042
Meridian Energy, Ltd.	196,159	630,826
Northland Power, Inc.	25,609	766,596
Ormat Technologies, Inc.	4,663	352,057
Ratch Group PCL, NVDR	106,800	136,822
Sunnova Energy International, Inc. (A)	9,041	334,246
The AES Corp.	60,885	1,423,491
Uniper SE	10,897	473,103
		9,453,396
Multi-utilities – 0.6%
AGL Energy, Ltd.	22,088	84,384
Algonquin Power & Utilities Corp.	70,590	955,420
Ameren Corp.	23,837	1,944,861
Atco, Ltd., Class I	9,913	323,048
Avista Corp.	7,295	280,930
Black Hills Corp.	23,401	1,500,472
Canadian Utilities, Ltd., Class A	15,944	428,102

86

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
CenterPoint Energy, Inc.	54,671	$1,416,526
CMS Energy Corp.	26,768	1,575,297
Consolidated Edison, Inc.	32,574	2,529,045
Dominion Energy, Inc.	75,247	5,357,586
DTE Energy Company	17,802	1,928,669
E.ON SE	275,627	3,400,230
Engie SA	220,348	3,187,688
MDU Resources Group, Inc.	53,850	1,466,336
National Grid PLC	263,188	3,492,255
NiSource, Inc.	36,241	888,267
NorthWestern Corp.	19,086	1,055,456
Public Service Enterprise Group, Inc.	46,645	2,914,846
RWE AG	79,215	3,050,568
Sempra Energy	29,715	3,561,937
Suez SA	41,973	938,504
Unitil Corp.	1,854	76,830
Veolia Environnement SA	78,930	2,531,226
WEC Energy Group, Inc.	29,137	2,532,879
		47,421,362
Water utilities – 0.1%
American States Water Company	3,795	357,413
American Water Works Company, Inc.	16,541	2,788,316
Beijing Enterprises Water Group, Ltd.	477,700	177,695
California Water Service Group	5,374	338,616
Cia de Saneamento Basico do Estado de Sao Paulo	36,798	220,454
Essential Utilities, Inc.	59,491	2,812,140
Global Water Resources, Inc.	2,311	39,795
Guangdong Investment, Ltd.	327,980	436,455
Middlesex Water Company	1,798	185,266
Pure Cycle Corp. (A)	3,141	45,733
Severn Trent PLC	17,932	687,067
SJW Group	2,982	200,838
The York Water Company	1,714	80,318
United Utilities Group PLC	49,714	714,036
		9,084,142
		212,677,797
TOTAL COMMON STOCKS (Cost $6,489,023,202)		$7,740,474,972
PREFERRED SECURITIES – 0.3%
Consumer discretionary – 0.1%
Automobiles – 0.1%
Bayerische Motoren Werke AG	7,098	556,569
Hyundai Motor Company	2,946	224,936
Hyundai Motor Company, 2nd Preferred	4,541	353,652
Porsche Automobil Holding SE	18,944	1,589,316
Volkswagen AG	23,048	4,210,759
		6,935,232
Textiles, apparel and luxury goods – 0.0%
Alpargatas SA	19,500	135,588
		7,070,820
Consumer staples – 0.0%
Household products – 0.0%
Henkel AG & Company KGaA	22,117	1,745,042
Personal products – 0.0%
LG Household & Health Care, Ltd.	257	128,719
		1,873,761
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	512,833	2,684,646
Financials – 0.1%
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Banks – 0.1%
Banco Bradesco SA	521,698	$1,847,614
Bancolombia SA	143,471	1,163,570
Itau Unibanco Holding SA	518,467	2,063,963
Itausa SA	475,859	818,513
		5,893,660
Health care – 0.0%
Health care equipment and supplies – 0.0%
Sartorius AG	3,233	2,224,081
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	103,653	5,589,589
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares (A)	20,600	183,397
Fuchs Petrolub SE	8,472	380,537
LG Chem, Ltd.	978	266,549
Sociedad Quimica y Minera de Chile SA, B Shares	17,426	1,097,138
		1,927,621
Metals and mining – 0.0%
Bradespar SA	26,532	234,792
Gerdau SA	122,983	564,398
		799,190
		2,726,811
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B Shares	27,379	156,087
Cia Energetica de Minas Gerais	112,059	261,917
Cia Paranaense de Energia, B Shares	63,900	69,789
		487,793
TOTAL PREFERRED SECURITIES (Cost $28,120,808)		$28,551,161
EXCHANGE-TRADED FUNDS – 2.6%
iShares MSCI India ETF	2,279,834	108,337,712
iShares MSCI Russia ETF (C)	261,607	11,651,976
iShares MSCI Saudi Arabia ETF	654,205	25,769,135
KraneShares Bosera MSCI China A ETF (C)	413,112	19,267,544
VanEck Russia ETF	1,040,234	29,417,818
Xtrackers Harvest CSI 300 China A-Shares ETF (C)	678,666	26,115,068
TOTAL EXCHANGE-TRADED FUNDS (Cost $175,588,180)		$220,559,253
RIGHTS – 0.0%
CIFI Holdings Group Company, Ltd. (Expiration Date: 12-7-21) (A)(E)	18,135	581
Mapletree Logistics Trust (Expiration Date: 12-14-21; Strike Price: SGD 1.84) (A)	4,051	59
Pan American Silver Corp. (Expiration Date: 2-22-29) (A)(E)	37,553	28,240
Vonovia SE (Expiration Date: 12-8-21; Strike Price: EUR 40.00) (A)	67,503	238,087
TOTAL RIGHTS (Cost $11,142)		$266,967
WARRANTS – 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	185,580	2,507
BTS Group Holdings PCL (Expiration Date: 11-7-24; Strike Price: THB 11.90) (A)	92,790	1,404

87

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS (continued)
BTS Group Holdings PCL (Expiration Date: 9-5-22; Strike Price: THB 9.90) (A)	46,395	$1,129
Cie Financiere Richemont SA (Expiration Date: 11-22-23; Strike Price: CHF 67.00) (A)	119,346	129,999
Minor International PCL (Expiration Date: 2-15-24; Strike Price: THB 31.00) (A)	9,247	913
Minor International PCL (Expiration Date: 5-5-23; Strike Price: THB 28.00) (A)	10,203	1,307
Minor International PCL (Expiration Date: 7-31-23; Strike Price: THB 21.60) (A)	20,359	5,698
Nabors Industries, Ltd. (Expiration Date: 6-11-26; Strike Price: $166.67) (A)	439	2,019
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	4,236	1,244
Whiting Petroleum Corp., Class A (Expiration Date: 9-1-24; Strike Price: $73.44) (A)	701	7,346
Whiting Petroleum Corp., Class B (Expiration Date: 9-1-25; Strike Price: $83.45) (A)	350	3,605
TOTAL WARRANTS (Cost $11,112)		$157,171
SHORT-TERM INVESTMENTS – 4.4%
U.S. Government – 0.3%
U.S. Treasury Bill 0.040%, 02/24/2022 *	$25,000,000	24,997,182
U.S. Government Agency – 2.8%
Federal Home Loan Bank Discount Note
0.020%, 12/02/2021 *	90,000,000	89,999,925
0.025%, 12/06/2021 *	20,000,000	19,999,917
0.029%, 01/21/2022 *	30,000,000	29,998,301
0.030%, 01/14/2022 *	19,000,000	18,999,071
0.035%, 01/12/2022 *	47,000,000	46,997,807
0.040%, 01/19/2022 *	24,000,000	23,998,694
		229,993,715
Short-term funds – 1.1%
John Hancock Collateral Trust, 0.0000% (F)(G)	8,817,690	88,221,873
Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.2%
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $19,671,000 on 12-1-21, collateralized by $17,206,600 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $20,064,613)	$19,671,000	$19,671,000
TOTAL SHORT-TERM INVESTMENTS (Cost $362,883,064)		$362,883,770
Total Investments (Strategic Equity Allocation Fund) (Cost $7,055,637,508) – 100.4%		$8,352,893,294
Other assets and liabilities, net – (0.4%)		(34,645,263)
TOTAL NET ASSETS – 100.0%		$8,318,248,031
Currency Abbreviations
CHF	Swiss Franc
EUR	Euro
SGD	Singapore Dollar
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $90,276,652. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $10,364,534 in the form of U.S. Treasuries was pledged to the fund.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-21.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	114	Long	Dec 2021	$9,017,321	$8,916,510	$(100,811)
Mini MSCI Emerging Markets Index Futures	701	Long	Dec 2021	44,530,496	42,491,115	(2,039,381)
MSCI EAFE Index Futures	864	Long	Dec 2021	100,618,645	96,573,600	(4,045,045)
Russell 2000 E-Mini Index Futures	157	Long	Dec 2021	17,761,987	17,248,805	(513,182)
S&P 500 E-Mini Index Futures	614	Long	Dec 2021	138,384,333	140,183,875	1,799,542
S&P Mid 400 Index E-Mini Futures	56	Long	Dec 2021	15,669,879	15,154,720	(515,159)
S&P/TSX 60 Index Futures	55	Long	Dec 2021	10,601,617	10,729,187	127,570
						$(5,286,466)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
88

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 96.8%
Communication services – 8.4%
Diversified telecommunication services – 0.9%
AT&T, Inc.	195,942	$4,473,356
Lumen Technologies, Inc.	27,354	337,548
Verizon Communications, Inc.	111,485	5,604,351
		10,415,255
Entertainment – 0.8%
Activision Blizzard, Inc.	10,752	630,067
Electronic Arts, Inc.	3,852	478,495
Live Nation Entertainment, Inc. (A)	1,805	192,503
Netflix, Inc. (A)	6,137	3,939,340
Take-Two Interactive Software, Inc. (A)	1,596	264,744
The Walt Disney Company (A)	25,260	3,660,174
		9,165,323
Interactive media and services – 5.8%
Alphabet, Inc., Class A (A)	7,977	22,638,327
Alphabet, Inc., Class C (A)	7,459	21,250,989
Match Group, Inc. (A)	7,382	959,586
Meta Platforms, Inc., Class A (A)	64,135	20,809,242
Twitter, Inc. (A)	21,767	956,442
		66,614,586
Media – 0.7%
Charter Communications, Inc., Class A (A)	2,545	1,644,783
Comcast Corp., Class A	92,040	4,600,159
Discovery, Inc., Series A (A)(B)	3,492	81,259
Discovery, Inc., Series C (A)	6,310	143,300
DISH Network Corp., Class A (A)	5,139	160,594
Fox Corp., Class A	6,504	232,258
Fox Corp., Class B	2,968	99,725
News Corp., Class A	7,673	165,890
News Corp., Class B	2,373	51,138
Omnicom Group, Inc.	4,208	283,240
The Interpublic Group of Companies, Inc.	7,919	262,832
ViacomCBS, Inc., Class B	12,379	383,130
		8,108,308
Wireless telecommunication services – 0.2%
T-Mobile US, Inc. (A)	16,013	1,742,375
		96,045,847
Consumer discretionary – 13.0%
Auto components – 0.1%
Aptiv PLC (A)	7,521	1,205,992
BorgWarner, Inc.	6,658	288,158
		1,494,150
Automobiles – 2.6%
Ford Motor Company	108,075	2,073,959
General Motors Company (A)	40,281	2,331,061
Tesla, Inc. (A)	21,793	24,947,755
		29,352,775
Distributors – 0.1%
Genuine Parts Company	3,822	488,222
LKQ Corp.	7,245	404,996
Pool Corp.	1,054	584,042
		1,477,260
Hotels, restaurants and leisure – 1.0%
Booking Holdings, Inc. (A)	647	1,359,897
Caesars Entertainment, Inc. (A)	3,375	303,986
Carnival Corp. (A)	12,684	223,492
Chipotle Mexican Grill, Inc. (A)	436	716,527
Darden Restaurants, Inc.	2,038	281,142
Domino's Pizza, Inc.	567	297,187
Expedia Group, Inc. (A)	2,275	366,480
Hilton Worldwide Holdings, Inc. (A)	4,321	583,637
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Las Vegas Sands Corp. (A)	5,495	$195,732
Marriott International, Inc., Class A (A)	4,258	628,310
McDonald's Corp.	11,564	2,828,554
MGM Resorts International	6,358	251,650
Norwegian Cruise Line Holdings, Ltd. (A)(B)	5,955	116,182
Penn National Gaming, Inc. (A)	2,620	134,223
Royal Caribbean Cruises, Ltd. (A)	3,463	241,787
Starbucks Corp.	18,040	1,977,906
Wynn Resorts, Ltd. (A)	1,661	134,558
Yum! Brands, Inc.	4,565	560,765
		11,202,015
Household durables – 0.4%
D.R. Horton, Inc.	8,522	832,599
Garmin, Ltd.	4,052	541,104
Hamilton Beach Brands Holding Company, Class B	294	4,410
Leggett & Platt, Inc.	3,486	140,800
Lennar Corp., A Shares	7,225	758,986
Mohawk Industries, Inc. (A)	1,501	251,973
Newell Brands, Inc.	10,150	217,921
NVR, Inc. (A)	88	459,830
PulteGroup, Inc.	6,875	343,956
Whirlpool Corp.	1,651	359,489
		3,911,068
Internet and direct marketing retail – 3.6%
Amazon.com, Inc. (A)	11,140	39,068,760
eBay, Inc.	17,183	1,159,165
Etsy, Inc. (A)	3,268	897,327
		41,125,252
Leisure products – 0.0%
Hasbro, Inc.	3,426	332,014
Multiline retail – 0.6%
Dollar General Corp.	8,369	1,852,060
Dollar Tree, Inc. (A)	8,584	1,148,797
Target Corp.	17,818	4,344,741
		7,345,598
Specialty retail – 4.0%
Advance Auto Parts, Inc.	3,211	708,732
AutoZone, Inc. (A)	1,042	1,893,387
Bath & Body Works, Inc.	12,964	973,985
Best Buy Company, Inc.	11,131	1,189,459
CarMax, Inc. (A)	8,093	1,143,136
Lowe's Companies, Inc.	34,389	8,411,206
O'Reilly Automotive, Inc. (A)	3,328	2,123,796
Ross Stores, Inc.	17,746	1,935,911
The Gap, Inc.	11,085	183,235
The Home Depot, Inc.	51,586	20,665,867
The TJX Companies, Inc.	59,196	4,108,202
Tractor Supply Company	5,509	1,241,343
Ulta Beauty, Inc. (A)	2,717	1,043,192
		45,621,451
Textiles, apparel and luxury goods – 0.6%
Hanesbrands, Inc.	9,177	148,209
NIKE, Inc., Class B	32,840	5,557,842
PVH Corp.	1,893	202,135
Ralph Lauren Corp.	1,296	150,388
Tapestry, Inc.	7,523	301,823
Under Armour, Inc., Class A (A)	5,018	118,375
Under Armour, Inc., Class C (A)	5,594	112,272
VF Corp.	8,628	618,886
		7,209,930
		149,071,513

89

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples – 7.3%
Beverages – 1.2%
Brown-Forman Corp., Class B	5,044	$354,896
Constellation Brands, Inc., Class A	4,508	1,015,788
Molson Coors Beverage Company, Class B	5,091	226,244
Monster Beverage Corp. (A)	10,248	858,577
PepsiCo, Inc.	37,340	5,966,185
The Coca-Cola Company	106,460	5,583,827
		14,005,517
Food and staples retailing – 3.4%
Costco Wholesale Corp.	31,891	17,201,368
Sysco Corp.	38,071	2,666,493
The Kroger Company	48,839	2,028,284
Walgreens Boots Alliance, Inc.	52,367	2,346,042
Walmart, Inc.	103,526	14,558,861
		38,801,048
Food products – 0.8%
Archer-Daniels-Midland Company	15,404	958,283
Campbell Soup Company	5,522	222,702
Conagra Brands, Inc.	13,048	398,616
General Mills, Inc.	16,467	1,017,167
Hormel Foods Corp.	7,579	313,771
Kellogg Company	7,011	428,933
Lamb Weston Holdings, Inc.	3,986	206,953
McCormick & Company, Inc.	6,688	573,964
Mondelez International, Inc., Class A	37,859	2,231,409
The Hershey Company	3,895	691,324
The J.M. Smucker Company	2,939	371,695
The Kraft Heinz Company	19,560	657,412
Tyson Foods, Inc., Class A	8,055	636,023
		8,708,252
Household products – 1.2%
Church & Dwight Company, Inc.	6,928	619,225
Colgate-Palmolive Company	23,478	1,761,320
Kimberly-Clark Corp.	9,393	1,224,002
The Clorox Company	3,455	562,647
The Procter & Gamble Company	67,466	9,754,234
		13,921,428
Personal products – 0.2%
The Estee Lauder Companies, Inc., Class A	6,456	2,143,844
Tobacco – 0.5%
Altria Group, Inc.	49,987	2,131,446
Philip Morris International, Inc.	41,881	3,599,253
		5,730,699
		83,310,788
Energy – 3.1%
Energy equipment and services – 0.2%
Baker Hughes Company	28,402	662,903
Halliburton Company	30,947	668,146
Schlumberger NV	48,350	1,386,678
		2,717,727
Oil, gas and consumable fuels – 2.9%
APA Corp.	13,339	343,746
Chevron Corp.	65,286	7,368,831
ConocoPhillips	45,955	3,222,824
Coterra Energy, Inc.	28,319	568,646
Devon Energy Corp.	21,958	923,553
Diamondback Energy, Inc.	5,794	618,394
EOG Resources, Inc.	19,876	1,729,212
Exxon Mobil Corp.	145,732	8,720,603
Hess Corp.	9,423	702,202
Kinder Morgan, Inc.	67,535	1,044,091
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Marathon Oil Corp.	27,152	$420,584
Marathon Petroleum Corp.	21,943	1,335,232
Occidental Petroleum Corp.	30,132	893,414
ONEOK, Inc.	15,586	932,666
Phillips 66	14,915	1,031,671
Pioneer Natural Resources Company	7,805	1,391,788
The Williams Companies, Inc.	42,569	1,140,424
Valero Energy Corp.	14,069	941,779
		33,329,660
		36,047,387
Financials – 12.2%
Banks – 4.5%
Bank of America Corp.	240,520	10,695,924
Citigroup, Inc.	65,762	4,189,039
Citizens Financial Group, Inc.	13,882	656,202
Comerica, Inc.	4,387	362,059
Fifth Third Bancorp	22,413	944,708
First Republic Bank	5,663	1,187,305
Huntington Bancshares, Inc.	48,273	716,371
JPMorgan Chase & Co.	96,295	15,294,535
KeyCorp	30,994	695,505
M&T Bank Corp.	4,227	619,720
People's United Financial, Inc.	14,021	238,918
Regions Financial Corp.	31,237	710,642
SVB Financial Group (A)	1,937	1,341,043
The PNC Financial Services Group, Inc.	13,740	2,706,780
Truist Financial Corp.	43,636	2,588,051
U.S. Bancorp	44,276	2,450,234
Wells Fargo & Company	134,267	6,415,277
Zions Bancorp NA	5,276	332,810
		52,145,123
Capital markets – 3.3%
Ameriprise Financial, Inc.	3,790	1,097,584
BlackRock, Inc.	4,744	4,291,470
Cboe Global Markets, Inc.	3,483	449,098
CME Group, Inc.	11,854	2,614,044
Franklin Resources, Inc.	9,442	305,921
Intercontinental Exchange, Inc.	18,346	2,398,189
Invesco, Ltd.	11,478	256,304
MarketAxess Holdings, Inc.	1,239	436,983
Moody's Corp.	5,302	2,071,173
Morgan Stanley	48,757	4,623,139
MSCI, Inc.	2,709	1,705,180
Nasdaq, Inc.	3,842	780,810
Northern Trust Corp.	7,015	811,636
Raymond James Financial, Inc.	6,181	607,530
S&P Global, Inc.	7,905	3,602,546
State Street Corp.	12,456	1,108,210
T. Rowe Price Group, Inc.	7,542	1,508,023
The Bank of New York Mellon Corp.	26,713	1,463,605
The Charles Schwab Corp.	50,297	3,892,485
The Goldman Sachs Group, Inc.	11,156	4,250,324
		38,274,254
Consumer finance – 0.7%
American Express Company	21,671	3,300,493
Capital One Financial Corp.	15,184	2,133,808
Discover Financial Services	10,223	1,102,551
Synchrony Financial	19,560	876,092
		7,412,944
Diversified financial services – 1.5%
Berkshire Hathaway, Inc., Class B (A)	61,332	16,969,951

90

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
NewStar Financial, Inc. (A)(C)	2,317	$235
		16,970,186
Insurance – 2.2%
Aflac, Inc.	22,509	1,218,637
American International Group, Inc.	31,731	1,669,051
Aon PLC, Class A	8,133	2,405,497
Arthur J. Gallagher & Company	7,425	1,209,533
Assurant, Inc.	2,131	324,125
Brown & Brown, Inc.	8,421	542,397
Chubb, Ltd.	15,986	2,869,007
Cincinnati Financial Corp.	5,485	624,742
Everest Re Group, Ltd.	1,459	374,058
Globe Life, Inc.	3,397	293,976
Lincoln National Corp.	6,466	428,890
Loews Corp.	7,411	396,192
Marsh & McLennan Companies, Inc.	18,204	2,985,820
MetLife, Inc.	26,546	1,557,188
Principal Financial Group, Inc.	9,200	630,936
Prudential Financial, Inc.	14,135	1,445,445
The Allstate Corp.	10,784	1,172,436
The Hartford Financial Services Group, Inc.	12,725	841,123
The Progressive Corp.	21,240	1,974,046
The Travelers Companies, Inc.	9,133	1,342,094
W.R. Berkley Corp.	5,083	389,561
Willis Towers Watson PLC	4,676	1,056,028
		25,750,782
		140,553,289
Health care – 13.3%
Biotechnology – 1.5%
AbbVie, Inc.	43,432	5,006,841
Amgen, Inc.	14,078	2,799,833
Biogen, Inc. (A)	3,684	868,466
Gilead Sciences, Inc.	30,923	2,131,522
Incyte Corp. (A)	4,723	319,842
Moderna, Inc. (A)	8,911	3,140,504
Regeneron Pharmaceuticals, Inc. (A)	2,616	1,665,162
Vertex Pharmaceuticals, Inc. (A)	6,434	1,202,772
		17,134,942
Health care equipment and supplies – 2.5%
Abbott Laboratories	46,540	5,853,336
ABIOMED, Inc. (A)	1,197	376,792
Align Technology, Inc. (A)	1,964	1,201,045
Baxter International, Inc.	13,088	975,972
Becton, Dickinson and Company	7,585	1,798,707
Boston Scientific Corp. (A)	37,344	1,421,686
Dentsply Sirona, Inc.	5,618	273,821
DexCom, Inc. (A)	2,518	1,416,602
Edwards Lifesciences Corp. (A)	16,558	1,776,839
Hologic, Inc. (A)	6,615	494,339
IDEXX Laboratories, Inc. (A)	2,261	1,374,846
Intuitive Surgical, Inc. (A)	9,459	3,067,932
Medtronic PLC	35,710	3,810,257
ResMed, Inc.	3,768	960,275
STERIS PLC	2,670	583,475
Stryker Corp.	8,870	2,098,908
Teleflex, Inc.	1,253	372,667
The Cooper Companies, Inc.	1,292	486,399
Zimmer Biomet Holdings, Inc.	5,574	666,650
		29,010,548
Health care providers and services – 2.3%
AmerisourceBergen Corp.	3,964	458,833
Anthem, Inc.	6,471	2,628,714
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Cardinal Health, Inc.	7,671	$354,630
Centene Corp. (A)	15,440	1,102,570
Cigna Corp.	9,103	1,746,866
CVS Health Corp.	34,998	3,116,922
DaVita, Inc. (A)	1,762	166,509
HCA Healthcare, Inc.	6,472	1,460,018
Henry Schein, Inc. (A)	3,717	264,130
Humana, Inc.	3,412	1,432,051
Laboratory Corp. of America Holdings (A)	2,538	724,168
McKesson Corp.	4,079	884,164
Quest Diagnostics, Inc.	3,268	485,886
UnitedHealth Group, Inc.	25,022	11,115,273
Universal Health Services, Inc., Class B	1,993	236,629
		26,177,363
Health care technology – 0.0%
Cerner Corp.	7,829	551,553
Life sciences tools and services – 3.8%
Agilent Technologies, Inc.	17,320	2,613,588
Bio-Rad Laboratories, Inc., Class A (A)	1,193	898,568
Bio-Techne Corp.	2,182	1,029,969
Charles River Laboratories International, Inc. (A)	2,897	1,059,925
Danaher Corp.	36,011	11,582,578
Illumina, Inc. (A)	8,396	3,067,311
IQVIA Holdings, Inc. (A)	11,073	2,869,346
Mettler-Toledo International, Inc. (A)	1,316	1,992,595
PerkinElmer, Inc.	6,265	1,141,232
Thermo Fisher Scientific, Inc.	22,487	14,230,448
Waters Corp. (A)	3,557	1,166,945
West Pharmaceutical Services, Inc.	4,154	1,838,810
		43,491,315
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Company	60,047	3,220,321
Catalent, Inc. (A)	4,664	600,070
Elanco Animal Health, Inc. (A)(C)	2,471	0
Eli Lilly & Company	21,364	5,299,127
Johnson & Johnson	71,022	11,074,460
Merck & Company, Inc.	67,723	5,073,130
Organon & Company	7,055	206,218
Pfizer, Inc.	145,426	7,813,739
Viatris, Inc.	32,689	402,402
Zoetis, Inc.	12,623	2,802,811
		36,492,278
		152,857,999
Industrials – 7.2%
Aerospace and defense – 1.2%
General Dynamics Corp.	6,274	1,185,598
Howmet Aerospace, Inc.	10,352	291,202
Huntington Ingalls Industries, Inc.	1,099	195,083
L3Harris Technologies, Inc.	5,385	1,125,896
Lockheed Martin Corp.	6,671	2,223,578
Northrop Grumman Corp.	4,070	1,419,616
Raytheon Technologies Corp.	41,187	3,332,852
Textron, Inc.	6,080	430,464
The Boeing Company (A)	14,814	2,930,950
TransDigm Group, Inc. (A)	1,414	817,363
		13,952,602
Air freight and logistics – 0.5%
CH Robinson Worldwide, Inc.	3,483	331,198
Expeditors International of Washington, Inc.	4,584	557,506
FedEx Corp.	6,700	1,543,479

91

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics (continued)
United Parcel Service, Inc., Class B	19,658	$3,899,557
		6,331,740
Airlines – 0.2%
Alaska Air Group, Inc. (A)	3,406	165,429
American Airlines Group, Inc. (A)	17,569	310,796
Delta Air Lines, Inc. (A)	17,107	619,273
Southwest Airlines Company (A)	15,902	706,049
United Airlines Holdings, Inc. (A)	8,746	369,606
		2,171,153
Building products – 0.5%
A.O. Smith Corp.	4,073	321,971
Allegion PLC	2,803	346,563
Carrier Global Corp.	27,200	1,472,064
Fortune Brands Home & Security, Inc.	4,249	427,152
Johnson Controls International PLC	22,328	1,669,241
Masco Corp.	7,605	501,170
Trane Technologies PLC	7,401	1,381,397
		6,119,558
Commercial services and supplies – 0.6%
Cintas Corp.	3,561	1,503,419
Copart, Inc. (A)	8,601	1,248,521
Republic Services, Inc.	8,599	1,137,304
Rollins, Inc.	9,396	312,699
Waste Management, Inc.	15,754	2,531,195
		6,733,138
Construction and engineering – 0.1%
Quanta Services, Inc.	7,969	906,713
Electrical equipment – 0.7%
AMETEK, Inc.	8,188	1,117,662
Eaton Corp. PLC	14,365	2,327,992
Emerson Electric Company	21,371	1,877,229
Generac Holdings, Inc. (A)	2,244	945,263
Rockwell Automation, Inc.	4,130	1,388,506
		7,656,652
Industrial conglomerates – 0.8%
3M Company	13,803	2,347,062
General Electric Company	26,360	2,503,936
Honeywell International, Inc.	16,351	3,306,826
Roper Technologies, Inc.	2,500	1,160,375
		9,318,199
Machinery – 0.9%
Caterpillar, Inc.	9,872	1,908,751
Cummins, Inc.	2,628	551,223
Deere & Company	5,099	1,761,908
Dover Corp.	2,648	433,875
Fortive Corp.	6,484	478,973
IDEX Corp.	1,392	312,629
Illinois Tool Works, Inc.	5,162	1,198,358
Ingersoll Rand, Inc.	7,319	426,990
Otis Worldwide Corp.	7,834	629,854
PACCAR, Inc.	6,317	526,964
Parker-Hannifin Corp.	2,335	705,310
Pentair PLC	3,016	222,249
Snap-on, Inc.	985	202,821
Stanley Black & Decker, Inc.	3,041	531,445
Wabtec Corp.	3,487	309,541
Xylem, Inc.	3,282	397,483
		10,598,374
Professional services – 0.6%
Equifax, Inc.	4,937	1,375,695
IHS Markit, Ltd.	15,982	2,042,819
Jacobs Engineering Group, Inc.	5,273	751,719
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Leidos Holdings, Inc.	5,760	$506,362
Nielsen Holdings PLC	15,008	287,553
Robert Half International, Inc.	4,587	509,937
Verisk Analytics, Inc.	6,493	1,460,081
		6,934,166
Road and rail – 0.9%
CSX Corp.	60,642	2,101,852
JB Hunt Transport Services, Inc.	2,262	432,404
Kansas City Southern	2,430	706,766
Norfolk Southern Corp.	6,563	1,740,967
Old Dominion Freight Line, Inc.	2,474	878,691
Union Pacific Corp.	17,335	4,084,819
		9,945,499
Trading companies and distributors – 0.2%
Fastenal Company	12,960	766,843
United Rentals, Inc. (A)	1,671	566,035
W.W. Grainger, Inc.	987	475,152
		1,808,030
		82,475,824
Information technology – 24.7%
Communications equipment – 0.8%
Arista Networks, Inc. (A)	5,818	721,781
Cisco Systems, Inc.	109,078	5,981,838
F5, Inc. (A)	1,574	358,211
Juniper Networks, Inc.	8,440	262,737
Motorola Solutions, Inc.	4,400	1,113,992
		8,438,559
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	15,621	1,258,740
CDW Corp.	3,600	681,696
Corning, Inc.	20,274	751,963
IPG Photonics Corp. (A)	926	152,040
Keysight Technologies, Inc. (A)	4,789	931,365
TE Connectivity, Ltd.	8,635	1,329,186
Teledyne Technologies, Inc. (A)	1,223	507,900
Trimble, Inc. (A)	6,482	556,609
Zebra Technologies Corp., Class A (A)	1,397	822,526
		6,992,025
IT services – 3.1%
Accenture PLC, Class A	14,037	5,016,824
Akamai Technologies, Inc. (A)	3,603	406,058
Automatic Data Processing, Inc.	9,449	2,181,680
Broadridge Financial Solutions, Inc.	2,598	437,945
Cognizant Technology Solutions Corp., Class A	11,669	909,949
DXC Technology Company (A)	5,752	172,502
Fidelity National Information Services, Inc.	13,740	1,435,830
Fiserv, Inc. (A)	13,221	1,276,091
FleetCor Technologies, Inc. (A)	1,868	386,919
Gartner, Inc. (A)	1,895	591,714
Global Payments, Inc.	6,528	777,093
IBM Corp.	19,922	2,332,866
Jack Henry & Associates, Inc.	1,631	247,309
Mastercard, Inc., Class A	19,706	6,205,814
Paychex, Inc.	7,156	852,995
PayPal Holdings, Inc. (A)	26,208	4,845,597
The Western Union Company	9,092	143,835
VeriSign, Inc. (A)	2,156	517,246
Visa, Inc., Class A	37,453	7,257,268
		35,995,535
Semiconductors and semiconductor equipment – 5.4%
Advanced Micro Devices, Inc. (A)	29,239	4,630,580

92

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Analog Devices, Inc.	12,842	$2,314,771
Applied Materials, Inc.	21,955	3,231,556
Broadcom, Inc.	9,773	5,411,115
Enphase Energy, Inc. (A)	3,264	816,000
Intel Corp.	96,978	4,771,318
KLA Corp.	3,613	1,474,574
Lam Research Corp.	3,324	2,259,821
Microchip Technology, Inc.	12,980	1,082,921
Micron Technology, Inc.	26,808	2,251,872
Monolithic Power Systems, Inc.	1,034	572,278
NVIDIA Corp.	60,308	19,706,242
NXP Semiconductors NV	6,324	1,412,529
Qorvo, Inc. (A)	2,700	394,821
QUALCOMM, Inc.	26,673	4,816,077
Skyworks Solutions, Inc.	3,956	599,967
Teradyne, Inc.	3,906	597,110
Texas Instruments, Inc.	21,840	4,201,361
Xilinx, Inc.	5,863	1,339,402
		61,884,315
Software – 8.9%
Adobe, Inc. (A)	12,535	8,396,570
ANSYS, Inc. (A)	2,286	894,923
Autodesk, Inc. (A)	5,895	1,498,450
Cadence Design Systems, Inc. (A)	7,470	1,325,626
Ceridian HCM Holding, Inc. (A)	3,614	395,372
Citrix Systems, Inc.	3,289	264,534
Fortinet, Inc. (A)	3,566	1,184,304
Intuit, Inc.	7,478	4,877,899
Microsoft Corp.	198,020	65,463,421
NortonLifeLock, Inc.	15,187	377,397
Oracle Corp.	42,970	3,899,098
Paycom Software, Inc. (A)	1,268	554,725
PTC, Inc. (A)	2,772	303,756
salesforce.com, Inc. (A)	26,109	7,440,021
ServiceNow, Inc. (A)	5,303	3,434,753
Synopsys, Inc. (A)	4,104	1,399,464
Tyler Technologies, Inc. (A)	1,060	550,119
		102,260,432
Technology hardware, storage and peripherals – 5.9%
Apple, Inc.	391,552	64,723,546
Hewlett Packard Enterprise Company	34,239	491,330
HP, Inc.	31,412	1,108,215
NetApp, Inc.	5,815	516,837
Seagate Technology Holdings PLC	5,429	557,395
Western Digital Corp. (A)	8,002	462,836
		67,860,159
		283,431,025
Materials – 2.2%
Chemicals – 1.5%
Air Products & Chemicals, Inc.	5,827	1,674,913
Albemarle Corp.	3,128	833,581
Celanese Corp.	3,052	461,951
CF Industries Holdings, Inc.	5,771	349,665
Corteva, Inc.	19,707	886,815
Dow, Inc.	20,123	1,105,356
DuPont de Nemours, Inc.	14,081	1,041,431
Eastman Chemical Company	3,713	387,229
Ecolab, Inc.	6,597	1,461,038
FMC Corp.	3,449	345,555
International Flavors & Fragrances, Inc.	6,675	948,985
Linde PLC	13,612	4,330,522
LyondellBasell Industries NV, Class A	7,030	612,524
PPG Industries, Inc.	6,251	963,717
The Mosaic Company	10,070	344,595
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
The Sherwin-Williams Company	6,311	$2,090,456
		17,838,333
Construction materials – 0.1%
Martin Marietta Materials, Inc.	1,664	671,441
Vulcan Materials Company	3,569	683,963
		1,355,404
Containers and packaging – 0.3%
Amcor PLC	40,515	458,630
Avery Dennison Corp.	2,235	458,331
Ball Corp.	8,497	794,045
International Paper Company	10,494	477,687
Packaging Corp. of America	2,510	327,781
Sealed Air Corp.	3,987	247,672
Westrock Company	7,311	317,224
		3,081,370
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	39,488	1,464,215
Newmont Corp.	21,010	1,153,869
Nucor Corp.	7,996	849,655
		3,467,739
		25,742,846
Real estate – 3.4%
Equity real estate investment trusts – 3.3%
Alexandria Real Estate Equities, Inc.	5,322	1,064,773
American Tower Corp.	17,421	4,572,664
AvalonBay Communities, Inc.	5,314	1,269,355
Boston Properties, Inc.	5,546	598,081
Crown Castle International Corp.	16,566	3,009,214
Digital Realty Trust, Inc.	10,751	1,803,373
Duke Realty Corp.	14,393	839,544
Equinix, Inc.	3,415	2,773,663
Equity Residential	13,007	1,109,627
Essex Property Trust, Inc.	2,498	847,921
Extra Space Storage, Inc.	5,080	1,016,000
Federal Realty Investment Trust	2,687	329,614
Healthpeak Properties, Inc.	20,814	683,948
Host Hotels & Resorts, Inc. (A)	28,303	444,357
Iron Mountain, Inc.	11,082	503,566
Kimco Realty Corp.	24,074	539,739
Mid-America Apartment Communities, Inc.	4,447	917,194
Prologis, Inc.	28,137	4,241,653
Public Storage	5,805	1,900,441
Realty Income Corp.	21,388	1,452,673
Regency Centers Corp.	5,888	408,274
SBA Communications Corp.	4,247	1,460,119
Simon Property Group, Inc.	13,039	1,992,881
UDR, Inc.	10,666	605,082
Ventas, Inc.	15,443	724,586
Vornado Realty Trust	6,199	248,828
Welltower, Inc.	16,291	1,297,089
Weyerhaeuser Company	29,023	1,091,555
		37,745,814
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	12,985	1,240,976
		38,986,790
Utilities – 2.0%
Electric utilities – 1.3%
Alliant Energy Corp.	6,258	342,876
American Electric Power Company, Inc.	12,467	1,010,450
Duke Energy Corp.	19,268	1,869,189
Edison International	9,465	617,875
Entergy Corp.	5,100	511,734

93

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Evergy, Inc.	5,725	$362,393
Eversource Energy	8,571	705,136
Exelon Corp.	24,438	1,288,616
FirstEnergy Corp.	13,703	516,055
NextEra Energy, Inc.	48,623	4,219,504
NRG Energy, Inc.	6,143	221,271
Pinnacle West Capital Corp.	2,810	182,791
PPL Corp.	19,095	531,414
The Southern Company	26,355	1,610,291
Xcel Energy, Inc.	13,420	855,257
		14,844,852
Gas utilities – 0.0%
Atmos Energy Corp.	3,289	297,062
Independent power and renewable electricity producers – 0.0%
The AES Corp.	16,447	384,531
Multi-utilities – 0.6%
Ameren Corp.	6,458	526,908
CenterPoint Energy, Inc.	14,800	383,468
CMS Energy Corp.	7,249	426,604
Consolidated Edison, Inc.	8,816	684,474
Dominion Energy, Inc.	20,381	1,451,127
DTE Energy Company	4,820	522,199
NiSource, Inc.	9,803	240,272
Public Service Enterprise Group, Inc.	12,627	789,061
Sempra Energy	8,028	962,316
WEC Energy Group, Inc.	7,891	685,965
		6,672,394
Water utilities – 0.1%
American Water Works Company, Inc.	4,485	756,036
		22,954,875
TOTAL COMMON STOCKS (Cost $913,825,508)		$1,111,478,183
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 2.1%
U.S. Government Agency – 2.0%
Federal Home Loan Bank Discount Note 0.035%, 01/12/2022 *	$23,000,000	$22,998,927
Short-term funds – 0.0%
John Hancock Collateral Trust, 0.0000% (D)(E)	18,368	183,774
Repurchase agreement – 0.1%
Repurchase Agreement with State Street Corp. dated 11-30-21 at 0.000% to be repurchased at $1,086,000 on 12-1-21, collateralized by $950,000 U.S. Treasury Inflation Indexed Notes, 0.625% due 4-15-23 (valued at $1,107,795)	$1,086,000	1,086,000
TOTAL SHORT-TERM INVESTMENTS (Cost $24,268,833)		$24,268,701
Total Investments (U.S. Sector Rotation Fund) (Cost $938,094,341) – 98.9%		$1,135,746,884
Other assets and liabilities, net – 1.1%		12,521,626
TOTAL NET ASSETS – 100.0%		$1,148,268,510
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $179,916.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-21.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	166	Long	Dec 2021	$38,766,231	$37,899,875	$(866,356)
						$(866,356)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
94

John Hancock Funds II
Portfolio of Investments — November 30, 2021 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 11-30-21:
Capital Appreciation Fund
United States	83.9%
Canada	5.5%
France	2.9%
Netherlands	1.8%
Australia	1.8%
Taiwan	1.2%
Argentina	1.0%
Other countries	1.9%
TOTAL	100.0%
Health Sciences Fund
United States	87.3%
Germany	3.8%
United Kingdom	2.4%
Switzerland	1.8%
Netherlands	1.4%
Denmark	1.1%
Other countries	2.2%
TOTAL	100.0%
High Yield Fund
United States	81.3%
Cayman Islands	6.3%
Canada	3.4%
United Kingdom	1.5%
Luxembourg	1.2%
Switzerland	1.0%
Other countries	5.3%
TOTAL	100.0%
Mid Value Fund
United States	81.9%
Canada	7.4%
United Kingdom	2.0%
South Africa	1.4%
Belgium	1.3%
Bermuda	1.0%
Mexico	1.0%
Other countries	4.0%
TOTAL	100.0%
Science & Technology Fund
United States	76.6%
China	8.2%
Germany	5.0%
South Korea	2.9%
Netherlands	1.4%
Russia	1.1%
United Kingdom	1.1%
Other countries	3.7%
TOTAL	100.0%
Strategic Equity Allocation Fund
United States	65.8%
Japan	5.8%
China	2.7%
Switzerland	2.7%
France	2.7%
Canada	2.5%
United Kingdom	2.4%
Germany	2.1%
Taiwan	1.7%
Netherlands	1.4%
Other countries	10.2%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 11-30-21:
International Strategic Equity Allocation Fund
Financials	22.8%
Information technology	12.8%
Consumer discretionary	12.2%
Industrials	11.5%
Health care	8.4%
Consumer staples	7.2%
Materials	6.1%
Communication services	5.8%
Energy	3.5%
Utilities	3.3%
Real estate	1.9%
Short-term investments and other	4.5%
TOTAL	100.0%
95

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the funds' Valuation Policies and Procedures.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds' Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds' Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$332,688,595	$332,688,595	—	—
Consumer discretionary	571,669,366	511,365,778	$60,303,588	—
Consumer staples	64,209,926	64,209,926	—	—
Financials	40,571,227	40,571,227	—	—
Health care	115,259,763	115,259,763	—	—
Industrials	31,254,050	31,254,050	—	—
Information technology	908,523,576	871,017,240	37,506,336	—
Short-term investments	6,448,715	6,448,715	—	—
Total investments in securities	$2,070,625,218	$1,972,815,294	$97,809,924	—

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$968,886,125	$968,886,125	—	—
Preferred securities	15,503,806	15,503,806	—	—
Corporate bonds	117,960,962	—	$117,960,962	—
Term loans	167,521,307	—	167,521,307	—
Short-term investments	119,817,882	119,817,882	—	—
Total investments in securities	$1,389,690,082	$1,104,207,813	$285,482,269	—
Derivatives:
Liabilities
Written options	$(25,442,691)	—	$(25,442,691)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,023,004,291	—	$1,023,004,291	—
Foreign government obligations	20,952,454	—	20,952,454	—
Corporate bonds	545,636,827	—	545,636,827	—
Municipal bonds	5,507,337	—	5,507,337	—
Collateralized mortgage obligations	167,235,405	—	167,235,405	—
Asset backed securities	144,772,417	—	144,772,417	—
Short-term investments	37,735,119	$37,735,119	—	—
Total investments in securities	$1,944,843,850	$37,735,119	$1,907,108,731	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$2,779,070	$2,779,070	—	—
Consumer staples	267,288	—	$267,288	—
Financials	1,296,901	1,296,901	—	—
Health care	385,181,425	371,389,197	13,790,810	$1,418
Preferred securities	2,895,501	—	2,895,501	—
Warrants	24,984	24,984	—	—
Short-term investments	2,520,500	2,520,500	—	—
Total investments in securities	$394,965,669	$378,010,652	$16,953,599	$1,418

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$1,548,631	—	$1,548,631	—
Corporate bonds	232,723,358	—	232,723,358	—
Convertible bonds	3,295,830	—	3,295,830	—
Term loans	14,302,526	—	13,825,016	$477,510
Asset backed securities	13,719,589	—	13,719,589	—
Common stocks	1,690,718	$1,668,485	1,771	20,462
Preferred securities	1,651,029	1,111,493	539,536	—
Short-term investments	3,306,335	3,306,335	—	—
Total investments in securities	$272,238,016	$6,086,313	$265,653,731	$497,972
Derivatives:
Assets
Futures	$91,354	$91,354	—	—
Forward foreign currency contracts	21,743	—	$21,743	—

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Swap contracts	$29,469	—	$29,469	—
Liabilities
Forward foreign currency contracts	(23,384)	—	(23,384)	—
Swap contracts	(30,922)	—	(30,922)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$23,695,454	—	$23,695,454	—
Austria	2,777,084	—	2,777,084	—
Belgium	7,864,887	—	7,864,887	—
Brazil	12,794,689	$12,794,689	—	—
Canada	110,532,630	110,532,630	—	—
Chile	1,966,480	—	1,966,480	—
China	120,286,641	25,367,841	94,884,760	$34,040
Colombia	1,565,091	1,565,091	—	—
Czech Republic	545,116	—	545,116	—
Denmark	27,035,201	—	27,035,201	—
Finland	13,350,851	—	13,350,851	—
France	116,937,022	—	116,937,022	—
Germany	87,873,614	—	87,873,614	—
Hong Kong	31,228,210	379,900	30,848,310	—
Hungary	1,245,961	—	1,245,961	—
Indonesia	8,001,373	—	8,001,373	—
Ireland	9,251,152	—	9,251,152	—
Israel	9,937,425	3,514,456	6,422,969	—
Italy	45,081,177	—	45,081,177	—
Japan	254,758,372	—	254,758,372	—
Jordan	198,671	—	198,671	—
Luxembourg	3,455,708	—	3,455,708	—
Macau	315,047	—	315,047	—
Malaysia	6,085,709	—	6,085,709	—
Mexico	10,208,774	10,208,774	—	—
Netherlands	57,873,736	—	57,873,736	—
New Zealand	3,429,090	—	3,429,090	—
Norway	7,985,902	—	7,985,902	—
Peru	1,446,883	1,446,883	—	—
Philippines	3,118,208	—	3,118,208	—
Poland	13,382,010	—	13,382,010	—
Portugal	1,330,080	—	1,330,080	—
Romania	127,836	—	127,836	—
Singapore	4,042,802	572,258	3,470,544	—
South Africa	11,134,633	—	11,134,633	—
South Korea	58,130,758	—	58,130,758	—
Spain	40,119,905	—	40,119,905	—
Sweden	36,639,161	—	36,639,161	—
Switzerland	109,823,828	—	109,823,828	—
Taiwan	75,241,505	—	75,241,505	—
Thailand	8,255,234	—	8,255,234	—
Turkey	852,082	—	852,082	—
United Arab Emirates	558	—	558	—
United Kingdom	83,525,397	1,122,526	82,402,871	—
United States	717,146	717,146	—	—
Preferred securities
Brazil	4,766,219	4,766,219	—	—
Chile	579,483	—	579,483	—

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Colombia	$614,627	$614,627	—	—
Germany	5,655,363	—	$5,655,363	—
South Korea	3,466,812	—	3,466,812	—
Exchange-traded funds	117,486,785	117,486,785	—	—
Rights	126,096	125,757	339	—
Warrants	87,765	85,828	1,937	—
Short-term investments	72,527,641	13,532,317	58,995,324	—
Total investments in securities	$1,629,479,884	$304,833,727	$1,324,612,117	$34,040
Derivatives:
Assets
Futures	$54,873	$54,873	—	—
Liabilities
Futures	(4,048,673)	(4,048,673)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$75,627,357	$75,627,357	—	—
Consumer discretionary	40,197,462	31,794,335	$8,403,127	—
Consumer staples	148,568,041	138,189,893	10,378,148	—
Energy	195,212,321	183,808,813	11,403,508	—
Financials	340,078,290	320,767,786	19,310,504	—
Health care	231,093,055	213,521,652	17,571,403	—
Industrials	110,650,790	99,433,675	11,217,115	—
Information technology	31,597,946	31,597,946	—	—
Materials	192,879,106	175,671,000	17,208,106	—
Real estate	136,380,734	136,380,734	—	—
Utilities	145,804,219	145,804,219	—	—
Preferred securities	2,602,016	2,602,016	—	—
Corporate bonds	424,350	—	424,350	—
Short-term investments	141,193,090	141,193,090	—	—
Total investments in securities	$1,792,308,777	$1,696,392,516	$95,916,261	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$28,994,514	$26,069,332	$2,925,182	—
Consumer discretionary	44,007,388	31,373,668	12,633,720	—
Health care	185,938	185,938	—	—
Industrials	1,462,257	955,350	506,907	—
Information technology	120,457,012	110,815,544	9,641,468	—
Short-term investments	10,484,622	6,277,622	4,207,000	—
Total investments in securities	$205,591,731	$175,677,454	$29,914,277	—

Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Communication services	$558,344,770	$400,914,304	$157,430,466	—
Consumer discretionary	1,052,798,181	719,695,776	333,102,405	—
Consumer staples	557,595,114	358,264,433	199,330,681	—
Energy	264,735,338	192,960,628	71,774,710	—

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Strategic Equity Allocation Fund (continued)
Financials	$1,136,060,179	$746,322,798	$389,681,183	$56,198
Health care	940,545,920	688,904,907	251,556,659	84,354
Industrials	826,543,007	501,499,983	325,043,024	—
Information technology	1,570,874,956	1,216,368,607	354,506,349	—
Materials	332,229,004	179,306,637	152,922,367	—
Real estate	288,070,706	232,601,062	55,469,644	—
Utilities	212,677,797	122,400,209	90,246,267	31,321
Preferred securities
Consumer discretionary	7,070,820	135,588	6,935,232	—
Consumer staples	1,873,761	—	1,873,761	—
Energy	2,684,646	2,684,646	—	—
Financials	5,893,660	5,893,660	—	—
Health care	2,224,081	—	2,224,081	—
Information technology	5,589,589	—	5,589,589	—
Materials	2,726,811	982,587	1,744,224	—
Utilities	487,793	487,793	—	—
Exchange-traded funds	220,559,253	220,559,253	—	—
Rights	266,967	266,327	640	—
Warrants	157,171	154,664	2,507	—
Short-term investments	362,883,770	88,221,873	274,661,897	—
Total investments in securities	$8,352,893,294	$5,678,625,735	$2,674,095,686	$171,873
Derivatives:
Assets
Futures	$1,927,112	$1,927,112	—	—
Liabilities
Futures	(7,213,578)	(7,213,578)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$96,045,847	$96,045,847	—	—
Consumer discretionary	149,071,513	149,067,103	$4,410	—
Consumer staples	83,310,788	83,310,788	—	—
Energy	36,047,387	36,047,387	—	—
Financials	140,553,289	140,553,054	—	$235
Health care	152,857,999	152,857,999	—	—
Industrials	82,475,824	82,475,824	—	—
Information technology	283,431,025	283,431,025	—	—
Materials	25,742,846	25,742,846	—	—
Real estate	38,986,790	38,986,790	—	—
Utilities	22,954,875	22,954,875	—	—
Short-term investments	24,268,701	183,774	24,084,927	—
Total investments in securities	$1,135,746,884	$1,111,657,312	$24,089,337	$235
Derivatives:
Liabilities
Futures	$(866,356)	$(866,356)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust	521,572	—	$18,188,710	$(12,970,268)	$(8)	$(59)	$4,601	—	$5,218,375
Core Bond Fund
John Hancock Collateral Trust	—	—	$816,000	$(815,977)	$(23)	—	$117	—	—
High Yield Fund
John Hancock Collateral Trust	330,465	$3,833,513	$935,430	$(1,461,867)	$(155)	$(589)	$7,657	—	$3,306,332
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	1,352,542	$9,920,810	$78,020,368	$(74,405,313)	$(1,525)	$(2,023)	$187,052	—	$13,532,317
Mid Value Fund
John Hancock Collateral Trust	973,867	$8,311,553	$33,014,043	$(31,580,172)	$(68)	$(1,724)	$11,599	—	$9,743,632
Science & Technology Fund
John Hancock Collateral Trust	345,950	$1,824,190	$19,677,058	$(18,039,493)	$(100)	$(394)	$9,039	—	$3,461,261
Strategic Equity Allocation Fund
John Hancock Collateral Trust	8,817,690	$67,092,842	$290,241,311	$(269,093,228)	$(4,593)	$(14,459)	$674,015	—	$88,221,873
U.S. Sector Rotation Fund
John Hancock Collateral Trust	18,368	$96,923	$1,717,245	$(1,630,376)	$7	$(25)	$159	—	$183,774
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2021:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,116,559	1,134	—	—	1,134	0.0%[1]	8,584
New Cotai, Inc., Class B	4-12-13	—	11	—	—	11	0.0%	—
								$9,336
Science & Technology Fund
DiDi Global, Inc.	10-19-15	$460,705	16,798	—	—	16,798	0.2%	$506,907
[1]	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.